UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5251

Fidelity Concord Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Spartan ® Total Market Index Fund

November 30, 2013

1.810711.109

STI-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 13.1%
Auto Components - 0.6%
Allison Transmission Holdings, Inc.	78,979	$ 2,149,808
American Axle & Manufacturing Holdings, Inc. (a)	58,540	1,170,800
Autoliv, Inc.	102,926	9,557,708
BorgWarner, Inc.	121,976	13,072,168
Cooper Tire & Rubber Co.	62,365	1,534,179
Dana Holding Corp.	143,074	2,901,541
Delphi Automotive PLC	299,110	17,512,891
Dorman Products, Inc. (d)	32,717	1,628,652
Drew Industries, Inc.	24,362	1,320,664
Federal-Mogul Corp. Class A (a)(d)	65,766	1,349,518
Fox Factory Holding Corp.	10,471	192,457
Fuel Systems Solutions, Inc. (a)(d)	20,668	282,325
Gentex Corp.	141,938	4,231,172
Gentherm, Inc. (a)(d)	38,502	930,208
Johnson Controls, Inc.	722,209	36,478,777
Lear Corp.	91,325	7,571,756
Modine Manufacturing Co. (a)	42,412	563,231
Motorcar Parts of America, Inc. (a)	17,588	309,373
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	11,722	80,530
Remy International, Inc.	14,427	335,139
Spartan Motors, Inc.	44,931	310,473
Standard Motor Products, Inc.	17,952	623,293
Stoneridge, Inc. (a)	33,804	436,410
Strattec Security Corp.	672	30,153
Superior Industries International, Inc.	32,436	640,287
Tenneco, Inc. (a)	64,500	3,702,300
The Goodyear Tire & Rubber Co.	255,428	5,685,827
Tower International, Inc. (a)	19,656	422,407
TRW Automotive Holdings Corp. (a)	120,659	9,363,138
UQM Technologies, Inc. (a)(d)	38,648	76,910
Visteon Corp. (a)	54,951	4,321,347
		128,785,442
Automobiles - 0.6%
Ford Motor Co.	4,143,335	70,768,162
General Motors Co. (a)	991,414	38,397,464
Harley-Davidson, Inc.	252,087	16,894,871
Tesla Motors, Inc. (a)(d)	85,849	10,926,861
Thor Industries, Inc. (d)	46,074	2,491,221
Winnebago Industries, Inc. (a)	39,123	1,211,248
		140,689,827
Distributors - 0.1%
Core-Mark Holding Co., Inc.	11,158	823,684
Genuine Parts Co.	157,612	13,056,578
LKQ Corp. (a)	321,674	10,663,493
Pool Corp.	48,205	2,701,408
VOXX International Corp. (a)	18,073	322,422
Weyco Group, Inc.	1,992	58,465
		27,626,050

	Shares	Value
Diversified Consumer Services - 0.2%
American Public Education, Inc. (a)(d)	16,975	$ 767,100
Apollo Ed Group, Inc. Class A (non-vtg.) (a)	111,836	2,940,168
Ascent Capital Group, Inc. (a)	16,905	1,453,492
Bridgepoint Education, Inc. (a)(d)	11,294	208,939
Bright Horizons Family Solutions, Inc.	22,321	777,887
Capella Education Co. (d)	13,812	907,725
Career Education Corp. (a)	44,821	226,346
Carriage Services, Inc.	15,957	299,513
Collectors Universe, Inc. (d)	4,772	79,167
Corinthian Colleges, Inc. (a)(d)	84,173	141,411
DeVry, Inc.	60,163	2,138,193
Education Management Corp. (a)	26,671	308,050
Grand Canyon Education, Inc. (a)(d)	52,030	2,369,446
H&R Block, Inc.	306,192	8,539,695
Hillenbrand, Inc.	60,464	1,699,038
ITT Educational Services, Inc. (a)(d)	22,063	860,236
K12, Inc. (a)	35,687	750,854
Learning Tree International, Inc. (a)	3,285	9,231
LifeLock, Inc. (a)(d)	108,404	1,866,717
Lincoln Educational Services Corp.	15,671	83,840
Mac-Gray Corp.	7,087	150,953
Matthews International Corp. Class A	31,601	1,332,930
National American University Holdings, Inc.	5,378	19,737
Outerwall, Inc. (a)(d)	30,388	2,078,539
Regis Corp. (d)	37,626	601,640
Service Corp. International	236,136	4,266,978
Sotheby's Class A (Ltd. vtg.)	74,799	3,834,197
Steiner Leisure Ltd. (a)	10,649	629,995
Stewart Enterprises, Inc. Class A (d)	62,714	830,961
Strayer Education, Inc. (d)	14,558	540,830
Universal Technical Institute, Inc.	29,419	428,046
Weight Watchers International, Inc. (d)	23,857	773,205
		41,915,059
Hotels, Restaurants & Leisure - 2.0%
AFC Enterprises, Inc. (a)	24,822	1,081,991
Ambassadors Group, Inc.	24,177	111,456
Bally Technologies, Inc. (a)(d)	46,562	3,472,128
Biglari Holdings, Inc.	1,404	681,024
BJ's Restaurants, Inc. (a)(d)	21,746	644,551
Bloomin' Brands, Inc. (a)	42,143	1,104,147
Bob Evans Farms, Inc.	27,901	1,551,017
Boyd Gaming Corp. (a)(d)	82,652	946,365
Bravo Brio Restaurant Group, Inc. (a)(d)	12,451	198,842
Brinker International, Inc.	62,217	2,926,066
Buffalo Wild Wings, Inc. (a)(d)	20,168	3,030,040
Burger King Worldwide, Inc.	82,686	1,752,116
Caesars Entertainment Corp. (a)	37,816	772,959
Carnival Corp. unit	487,062	17,587,809
Carrols Restaurant Group, Inc. (a)	6,381	42,753
CEC Entertainment, Inc.	20,553	985,516
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Chipotle Mexican Grill, Inc. (a)(d)	32,551	$ 17,052,167
Choice Hotels International, Inc. (d)	44,031	2,056,688
Churchill Downs, Inc.	13,145	1,181,078
Chuys Holdings, Inc. (a)	13,590	473,476
Cosi, Inc. (a)(d)	11,735	19,363
Cracker Barrel Old Country Store, Inc. (d)	24,866	2,697,712
Darden Restaurants, Inc.	141,692	7,556,434
Del Frisco's Restaurant Group, Inc. (a)	10,575	223,873
Denny's Corp. (a)	71,197	512,618
Diamond Resorts International, Inc.	18,779	335,581
DineEquity, Inc.	19,807	1,666,363
Domino's Pizza, Inc.	66,862	4,622,170
Dover Downs Gaming & Entertainment, Inc.	1,508	2,217
Dover Motorsports, Inc.	9,993	25,382
Dunkin' Brands Group, Inc. (d)	121,165	5,934,662
Einstein Noah Restaurant Group, Inc.	3,797	60,714
Empire Resorts, Inc. (a)(d)	5,314	26,357
Entertainment Gaming Asia, Inc. (a)	8,246	10,225
Famous Dave's of America, Inc. (a)	2,311	46,382
Fiesta Restaurant Group, Inc. (a)	18,237	893,066
Frisch's Restaurants, Inc.	500	11,765
Hyatt Hotels Corp. Class A (a)(d)	61,427	2,971,224
Ignite Restaurant Group, Inc. (a)(d)	4,841	59,786
International Game Technology	268,403	4,694,368
International Speedway Corp. Class A (d)	27,626	948,401
Interval Leisure Group, Inc.	36,016	964,508
Isle of Capri Casinos, Inc. (a)	20,657	167,941
Jack in the Box, Inc. (a)	42,139	1,995,282
Jamba, Inc. (a)(d)	19,136	225,805
Kona Grill, Inc. (a)	4,029	63,779
Krispy Kreme Doughnuts, Inc. (a)(d)	61,696	1,565,844
Lakes Entertainment, Inc. (a)	2,872	11,344
Las Vegas Sands Corp.	424,503	30,428,375
Life Time Fitness, Inc. (a)(d)	38,055	1,846,048
Luby's, Inc. (a)	14,614	131,234
Marcus Corp.	22,859	333,513
Marriott International, Inc. Class A	251,677	11,833,853
Marriott Vacations Worldwide Corp. (a)	31,069	1,623,045
McDonald's Corp.	1,049,396	102,179,689
MGM Mirage, Inc. (a)	371,095	7,121,313
Monarch Casino & Resort, Inc. (a)	4,802	85,236
Morgans Hotel Group Co. (a)(d)	27,678	222,808
MTR Gaming Group, Inc. (a)	11,304	62,850
Multimedia Games Holding Co., Inc. (a)	28,049	813,421
Noodles & Co. (d)	6,748	274,171
Norwegian Cruise Line Holdings Ltd.	47,119	1,606,758
Orient Express Hotels Ltd. Class A (a)	89,796	1,322,695
Panera Bread Co. Class A (a)(d)	29,209	5,166,780
Papa John's International, Inc.	19,260	1,634,693

	Shares	Value
Penn National Gaming, Inc. (a)	66,856	$ 965,401
Pinnacle Entertainment, Inc. (a)	61,922	1,556,719
Premier Exhibitions, Inc. (a)	7,733	9,125
Red Lion Hotels Corp. (a)	3,129	17,210
Red Robin Gourmet Burgers, Inc. (a)(d)	21,139	1,684,990
Rick's Cabaret International, Inc. (a)(d)	5,726	59,379
Royal Caribbean Cruises Ltd.	178,138	7,846,979
Ruby Tuesday, Inc. (a)(d)	44,363	312,759
Ruth's Hospitality Group, Inc.	33,916	487,712
Scientific Games Corp. Class A (a)	45,645	819,328
SeaWorld Entertainment, Inc.	28,617	853,359
Six Flags Entertainment Corp.	100,414	3,736,405
Sonic Corp. (a)	98,965	1,958,517
Speedway Motorsports, Inc.	7,569	152,364
Starbucks Corp.	807,190	65,753,697
Starwood Hotels & Resorts Worldwide, Inc.	202,436	15,077,433
Texas Roadhouse, Inc. Class A	57,171	1,599,645
The Cheesecake Factory, Inc. (d)	58,805	2,866,744
Town Sports International Holdings, Inc.	13,107	180,221
Vail Resorts, Inc.	38,833	2,943,153
Wendy's Co.	318,091	2,738,764
Wyndham Worldwide Corp.	137,748	9,877,909
Wynn Resorts Ltd. (d)	82,221	13,637,997
Yum! Brands, Inc.	474,004	36,820,631
		434,608,278
Household Durables - 0.5%
Bassett Furniture Industries, Inc.	1,947	30,704
Beazer Homes U.S.A., Inc. (a)(d)	23,951	498,420
Blyth, Inc. (d)	16,038	200,315
Cavco Industries, Inc. (a)(d)	9,813	662,083
Cobra Electronics Corp. (a)	1,032	3,096
Comstock Holding Companies, Inc. Class A (a)(d)	10,474	20,005
CSS Industries, Inc.	16,118	501,915
D.R. Horton, Inc. (d)	306,554	6,094,294
Dixie Group, Inc. (a)	6,244	81,047
Emerson Radio Corp. (a)	23,724	45,550
Ethan Allen Interiors, Inc. (d)	25,611	791,380
Flexsteel Industries, Inc.	2,547	70,450
Garmin Ltd. (d)	128,572	6,243,456
Harman International Industries, Inc.	71,938	5,829,856
Helen of Troy Ltd. (a)	30,506	1,485,947
Hooker Furniture Corp.	13,495	230,495
Hovnanian Enterprises, Inc. Class A (a)(d)	177,163	908,846
iRobot Corp. (a)(d)	24,689	819,922
Jarden Corp. (a)	123,871	6,966,505
KB Home (d)	76,789	1,346,111
Kid Brands, Inc. (a)	16,651	17,650
Koss Corp.	2,669	13,078
La-Z-Boy, Inc.	54,902	1,606,433
Leggett & Platt, Inc.	140,576	4,246,801
Lennar Corp. Class A (d)	170,478	6,096,293
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Libbey, Inc. (a)	16,641	$ 382,743
Lifetime Brands, Inc.	2,385	34,869
M.D.C. Holdings, Inc. (d)	36,801	1,112,126
M/I Homes, Inc. (a)(d)	24,871	546,416
Meritage Homes Corp. (a)	46,552	2,028,736
Mohawk Industries, Inc. (a)	64,682	9,056,774
NACCO Industries, Inc. Class A	6,219	402,680
Newell Rubbermaid, Inc.	312,041	9,470,444
NVR, Inc. (a)	5,106	4,952,718
PulteGroup, Inc.	358,348	6,722,608
Ryland Group, Inc. (d)	46,168	1,824,559
Skullcandy, Inc. (a)	12,653	76,804
Skyline Corp. (a)	21,741	106,966
Standard Pacific Corp. (a)	138,811	1,135,474
Stanley Furniture Co., Inc. (a)	5,699	21,656
Taylor Morrison Home Corp. (d)	26,856	586,804
Tempur Sealy International, Inc. (a)	59,637	3,042,680
Toll Brothers, Inc. (a)(d)	153,983	5,250,820
TRI Pointe Homes, Inc. (d)	13,100	260,035
Tupperware Brands Corp. (d)	56,734	5,182,084
UCP, Inc.	9,479	141,995
Universal Electronics, Inc. (a)	14,332	544,759
WCI Communities, Inc.	8,622	167,698
Whirlpool Corp.	83,897	12,816,106
William Lyon Homes, Inc.	5,678	123,497
Zagg, Inc. (a)(d)	21,268	90,176
		110,892,879
Internet & Catalog Retail - 1.4%
1-800-FLOWERS.com, Inc. Class A (a)	31,570	160,691
Amazon.com, Inc. (a)	396,931	156,239,980
Blue Nile, Inc. (a)(d)	11,337	522,182
dELiA*s, Inc. (a)(d)	2,977	3,572
Expedia, Inc.	112,037	7,135,637
FTD Companies, Inc. (a)(d)	14,396	474,780
Gaiam, Inc. Class A (a)	12,609	79,563
Geeknet, Inc. (a)	2,810	52,940
Groupon, Inc. Class A (a)(d)	394,980	3,574,569
Hollywood Media Corp. (a)	1,032	1,527
HomeAway, Inc. (a)(d)	82,532	3,012,418
HSN, Inc.	37,772	2,168,113
Liberty Media Corp.:
Interactive Series A (a)	531,914	14,936,145
Series A (a)	40,463	4,918,278
Netflix, Inc. (a)	61,318	22,430,124
NutriSystem, Inc.	26,922	529,825
Orbitz Worldwide, Inc. (a)	31,286	216,499
Overstock.com, Inc. (a)	14,467	405,076
PetMed Express, Inc.	32,292	509,568
priceline.com, Inc. (a)	54,238	64,669,595
RetailMeNot, Inc.	11,243	322,337
Shutterfly, Inc. (a)(d)	48,378	2,284,893

	Shares	Value
TripAdvisor, Inc. (a)(d)	116,719	$ 10,308,622
U.S. Auto Parts Network, Inc. (a)	5,048	13,428
ValueVision Media, Inc. Class A (a)	41,726	240,342
Vitacost.com, Inc. (a)(d)	15,384	88,304
		295,299,008
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc.	18,718	1,053,262
Black Diamond, Inc. (a)(d)	20,004	267,053
Brunswick Corp.	91,271	4,171,085
Callaway Golf Co.	77,147	624,891
Hasbro, Inc.	122,518	6,593,919
JAKKS Pacific, Inc. (d)	19,661	127,010
Johnson Outdoors, Inc. Class A	3,505	100,383
Leapfrog Enterprises, Inc. Class A (a)(d)	85,630	737,274
Marine Products Corp.	11,741	113,066
Mattel, Inc.	385,738	17,848,097
Nautilus, Inc. (a)	31,083	235,298
Polaris Industries, Inc.	67,562	9,017,500
Smith & Wesson Holding Corp. (a)(d)	80,794	954,985
Sturm, Ruger & Co., Inc. (d)	24,417	1,878,400
Summer Infant, Inc. (a)	32,605	70,427
		43,792,650
Media - 3.5%
A.H. Belo Corp. Class A	22,177	171,650
AMC Networks, Inc. Class A (a)	63,313	4,064,061
Ballantyne of Omaha, Inc. (a)	17,964	83,533
Belo Corp. Series A	87,121	1,196,171
Cablevision Systems Corp. - NY Group Class A (d)	252,827	4,239,909
Carmike Cinemas, Inc. (a)	21,753	520,767
CBS Corp. Class B	586,411	34,340,228
Central European Media Enterprises Ltd. Class A (a)(d)	56,729	141,823
Charter Communications, Inc. Class A (a)	72,174	9,750,707
Cinemark Holdings, Inc.	124,821	4,117,845
Clear Channel Outdoor Holding, Inc. Class A	41,131	364,009
Comcast Corp. Class A	2,792,040	139,239,035
Crown Media Holdings, Inc. Class A (a)(d)	24,979	83,680
Cumulus Media, Inc. Class A (a)(d)	68,791	480,161
Digital Cinema Destinations Co. (a)	1,935	10,333
Digital Generation, Inc. (a)(d)	26,444	312,304
DIRECTV (a)	554,846	36,680,869
Discovery Communications, Inc. Class A (a)(d)	246,427	21,505,684
DISH Network Corp. Class A	224,258	12,145,813
DreamWorks Animation SKG, Inc. Class A (a)(d)	70,761	2,254,445
E.W. Scripps Co. Class A (a)	24,274	492,034
Emmis Communications Corp. Class A (a)	7,973	21,128
Entercom Communications Corp. Class A (a)	21,235	222,330
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Entravision Communication Corp. Class A	63,982	$ 422,921
FAB Universal Corp. (a)(d)	3,212	9,861
Gannett Co., Inc.	257,425	6,965,921
Graham Holdings Co.	4,705	3,168,818
Gray Television, Inc. (a)	54,130	663,093
Harris Interactive, Inc. (a)	5,389	10,832
Harte-Hanks, Inc.	45,482	362,037
Hemisphere Media Group, Inc. (a)	2,493	27,797
Insignia Systems, Inc. (a)	5,038	13,754
Interpublic Group of Companies, Inc.	446,701	7,772,597
John Wiley & Sons, Inc. Class A (d)	54,942	2,799,844
Journal Communications, Inc. Class A (a)	23,068	222,837
Lamar Advertising Co. Class A (a)	69,336	3,461,253
Liberty Global PLC Class A (a)	409,722	35,158,245
Liberty Media Corp. Class A (a)	117,554	18,039,837
Live Nation Entertainment, Inc. (a)	150,163	2,758,494
Loral Space & Communications Ltd.	12,689	1,001,543
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	39,255	144,851
Media General, Inc. Class A (a)(d)	21,745	393,585
Meredith Corp.	34,788	1,855,592
Morningstar, Inc. (d)	26,885	2,242,478
National CineMedia, Inc.	63,847	1,190,747
News Corp. Class A (a)	570,404	10,244,456
Nexstar Broadcasting Group, Inc. Class A	29,134	1,447,086
Omnicom Group, Inc.	272,640	19,480,128
Radio One, Inc. Class D (non-vtg.) (a)	32,336	111,883
ReachLocal, Inc. (a)(d)	5,194	65,704
Regal Entertainment Group Class A	71,925	1,401,099
Rentrak Corp. (a)(d)	4,521	180,388
RLJ Entertainment, Inc. (a)	17,180	73,015
Saga Communications, Inc. Class A	268	13,829
Salem Communications Corp. Class A	1,732	15,571
Scholastic Corp. (d)	25,364	774,617
Scripps Networks Interactive, Inc. Class A	114,251	8,521,982
Sinclair Broadcast Group, Inc. Class A	75,746	2,485,984
Sirius XM Holdings, Inc. (d)	3,245,525	12,235,629
Spanish Broadcasting System, Inc. Class A (a)	698	2,701
Starz - Liberty Capital Series A (a)	120,965	3,420,890
The Madison Square Garden Co. Class A (a)	61,546	3,468,733
The McClatchy Co. Class A (a)(d)	60,729	190,689
The New York Times Co. Class A (d)	162,888	2,273,916
The Walt Disney Co.	1,771,843	124,985,805
Time Warner Cable, Inc.	302,464	41,806,574
Time Warner, Inc.	975,820	64,121,132
Twenty-First Century Fox, Inc. Class A	2,097,644	70,250,098
Valassis Communications, Inc. (d)	33,863	994,218

	Shares	Value
Viacom, Inc. Class B (non-vtg.)	429,762	$ 34,454,020
World Wrestling Entertainment, Inc. Class A	44,310	678,386
		764,823,989
Multiline Retail - 0.6%
Big Lots, Inc. (a)(d)	72,215	2,768,001
Dillard's, Inc. Class A	32,687	2,990,861
Dollar General Corp. (a)	318,543	18,137,838
Dollar Tree, Inc. (a)	232,809	12,955,821
Family Dollar Stores, Inc.	100,910	7,040,491
Fred's, Inc. Class A	41,012	711,968
Gordmans Stores, Inc.	10,233	106,935
J.C. Penney Co., Inc. (a)(d)	312,980	3,189,266
Kohl's Corp.	214,361	11,849,876
Macy's, Inc.	390,293	20,787,005
Nordstrom, Inc.	151,787	9,442,669
Sears Holdings Corp. (a)(d)	47,917	3,044,167
Target Corp.	665,598	42,551,680
The Bon-Ton Stores, Inc. (d)	19,775	351,600
Tuesday Morning Corp. (a)	41,198	570,592
		136,498,770
Specialty Retail - 2.5%
Aarons, Inc. Class A	97,238	2,784,896
Abercrombie & Fitch Co. Class A	83,791	2,872,355
Advance Auto Parts, Inc.	76,410	7,718,174
Aeropostale, Inc. (a)(d)	70,783	730,481
America's Car Mart, Inc. (a)(d)	10,422	438,037
American Eagle Outfitters, Inc.	183,756	2,989,710
ANN, Inc. (a)(d)	46,918	1,673,565
Asbury Automotive Group, Inc. (a)(d)	30,567	1,587,039
Ascena Retail Group, Inc. (a)	155,242	3,306,655
AutoNation, Inc. (a)(d)	67,092	3,290,192
AutoZone, Inc. (a)(d)	38,173	17,620,657
Barnes & Noble, Inc. (a)(d)	41,457	695,648
bebe stores, Inc.	66,951	394,341
Bed Bath & Beyond, Inc. (a)(d)	233,145	18,192,304
Best Buy Co., Inc.	285,450	11,574,998
Big 5 Sporting Goods Corp.	16,237	302,333
Body Central Corp. (a)	23,522	92,206
Books-A-Million, Inc. (a)(d)	4,414	11,388
Brown Shoe Co., Inc.	39,452	1,015,100
Build-A-Bear Workshop, Inc. (a)	4,049	37,534
Cabela's, Inc. Class A (a)(d)	48,135	2,948,269
Cache, Inc. (a)	2,880	15,091
CarMax, Inc. (a)	231,243	11,643,085
Chico's FAS, Inc. (d)	157,246	2,938,928
Christopher & Banks Corp. (a)	22,706	142,367
Citi Trends, Inc. (a)	14,433	238,289
Coldwater Creek, Inc. (a)(d)	13,235	11,912
Conn's, Inc. (a)(d)	26,557	1,602,184
CST Brands, Inc.	80,048	2,632,779
Destination Maternity Corp.	9,860	301,124
Destination XL Group, Inc. (a)	42,389	297,995
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Dick's Sporting Goods, Inc.	102,697	$ 5,804,434
DSW, Inc. Class A (d)	77,216	3,461,593
Express, Inc. (a)	106,219	2,614,050
Finish Line, Inc. Class A	46,538	1,229,069
Five Below, Inc. (a)(d)	50,515	2,685,377
Foot Locker, Inc.	152,898	5,946,203
Francescas Holdings Corp. (a)(d)	45,454	891,807
GameStop Corp. Class A	126,929	6,124,324
Gap, Inc.	291,066	11,924,974
Genesco, Inc. (a)(d)	23,060	1,727,425
GNC Holdings, Inc.	100,621	6,055,372
Group 1 Automotive, Inc.	20,341	1,392,341
Guess?, Inc. (d)	63,670	2,181,334
Haverty Furniture Companies, Inc.	22,550	642,675
hhgregg, Inc. (a)(d)	15,184	226,242
Hibbett Sports, Inc. (a)(d)	34,547	2,230,700
Home Depot, Inc.	1,526,556	123,147,273
Jos. A. Bank Clothiers, Inc. (a)(d)	27,787	1,578,857
Kirkland's, Inc. (a)	10,699	274,108
L Brands, Inc.	276,125	17,945,364
Lithia Motors, Inc. Class A (sub. vtg.)	20,666	1,365,609
Lowe's Companies, Inc.	1,108,602	52,636,423
Lumber Liquidators Holdings, Inc. (a)(d)	28,798	2,899,671
MarineMax, Inc. (a)(d)	17,627	277,096
Mattress Firm Holding Corp. (a)	21,081	782,738
Monro Muffler Brake, Inc. (d)	28,456	1,509,875
Murphy U.S.A., Inc. (d)	44,959	2,034,395
New York & Co., Inc. (a)	19,427	99,661
O'Reilly Automotive, Inc. (a)	114,934	14,362,153
Office Depot, Inc. (a)(d)	562,961	3,062,508
Pacific Sunwear of California, Inc. (a)	60,120	174,949
Penske Automotive Group, Inc.	46,027	2,044,519
Perfumania Holdings, Inc. (a)	876	4,319
PetSmart, Inc.	105,988	7,854,771
Pier 1 Imports, Inc. (d)	103,847	2,314,750
RadioShack Corp. (a)(d)	135,907	395,489
Rent-A-Center, Inc. (d)	61,802	2,104,976
Restoration Hardware Holdings, Inc.	26,612	2,009,206
Ross Stores, Inc.	227,469	17,392,280
Sally Beauty Holdings, Inc. (a)(d)	173,033	4,869,149
Sears Hometown & Outlet Stores, Inc. (a)	10,000	319,800
Select Comfort Corp. (a)(d)	50,428	1,064,535
Shoe Carnival, Inc.	12,148	351,442
Signet Jewelers Ltd.	91,119	7,001,584
Sonic Automotive, Inc. Class A (sub. vtg.)	32,657	774,624
Stage Stores, Inc.	33,300	699,633
Staples, Inc. (d)	711,732	11,053,198
Stein Mart, Inc.	28,029	413,147
Systemax, Inc.	6,560	75,243
The Buckle, Inc. (d)	31,903	1,692,773
The Cato Corp. Class A (sub. vtg.)	30,985	1,054,729

	Shares	Value
The Children's Place Retail Stores, Inc. (a)	22,249	$ 1,223,695
The Men's Wearhouse, Inc.	53,679	2,744,070
The Pep Boys - Manny, Moe & Jack (a)(d)	83,764	1,147,567
Tiffany & Co., Inc.	117,916	10,511,032
Tile Shop Holdings, Inc. (a)(d)	33,873	567,373
Tilly's, Inc. (a)	6,806	81,944
TJX Companies, Inc.	756,734	47,583,434
Tractor Supply Co.	152,035	11,130,482
Trans World Entertainment Corp.	2,977	12,950
Ulta Salon, Cosmetics & Fragrance, Inc. (a)(d)	65,919	8,367,758
Urban Outfitters, Inc. (a)	117,805	4,596,751
Vitamin Shoppe, Inc. (a)(d)	29,219	1,585,715
West Marine, Inc. (a)	3,285	44,479
Wet Seal, Inc. Class A (a)	66,930	222,877
Williams-Sonoma, Inc. (d)	104,808	6,196,249
Winmark Corp.	391	33,489
Zale Corp. (a)	22,527	332,273
Zumiez, Inc. (a)	17,893	496,889
		537,757,430
Textiles, Apparel & Luxury Goods - 0.9%
American Apparel, Inc. (a)(d)	42,333	50,376
Carter's, Inc.	59,364	4,195,254
Cherokee, Inc.	20,319	290,968
Coach, Inc.	293,484	16,992,724
Columbia Sportswear Co.	17,213	1,194,410
Costa, Inc. Class A (a)	3,868	84,709
Crocs, Inc. (a)	79,497	1,097,059
Culp, Inc.	7,038	142,379
Deckers Outdoor Corp. (a)(d)	36,096	2,982,973
Delta Apparel, Inc. (a)	1,905	31,814
Fifth & Pacific Companies, Inc. (a)	135,197	4,415,534
Fossil Group, Inc. (a)	55,600	7,076,212
G-III Apparel Group Ltd. (a)	14,705	885,976
Hanesbrands, Inc.	106,764	7,484,156
Iconix Brand Group, Inc. (a)(d)	61,164	2,426,988
Joe's Jeans, Inc. (a)(d)	32,503	39,004
lululemon athletica, Inc. (a)(d)	110,570	7,708,940
Michael Kors Holdings Ltd. (a)	185,532	15,130,135
Movado Group, Inc.	22,005	1,001,668
NIKE, Inc. Class B	792,246	62,698,348
Oxford Industries, Inc.	12,480	938,496
Perry Ellis International, Inc.	7,954	123,526
PVH Corp.	86,279	11,554,484
Quiksilver, Inc. (a)(d)	122,287	1,088,354
R.G. Barry Corp.	3,640	69,888
Ralph Lauren Corp.	62,664	10,980,613
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)(d)	32,235	1,083,741
Steven Madden Ltd. (a)(d)	61,062	2,378,976
Superior Uniform Group, Inc.	859	13,203
The Jones Group, Inc.	74,838	1,050,726
Tumi Holdings, Inc. (a)	44,279	1,062,696
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	84,407	$ 6,811,645
Unifi, Inc. (a)	18,843	522,705
Vera Bradley, Inc. (a)(d)	20,509	515,186
VF Corp.	98,088	23,009,483
Wolverine World Wide, Inc. (d)	102,514	3,373,736
		200,507,085
TOTAL CONSUMER DISCRETIONARY		2,863,196,467
CONSUMER STAPLES - 8.6%
Beverages - 1.7%
Beam, Inc.	184,801	12,479,612
Boston Beer Co., Inc. Class A (a)(d)	9,413	2,304,302
Brown-Forman Corp. Class B (non-vtg.)	183,369	13,756,342
Coca-Cola Bottling Co. Consolidated	4,325	293,668
Coca-Cola Enterprises, Inc.	270,815	11,357,981
Constellation Brands, Inc. Class A (sub. vtg.) (a)	174,412	12,280,349
Craft Brew Alliance, Inc. (a)	5,908	104,867
Dr. Pepper Snapple Group, Inc.	215,949	10,421,699
MGP Ingredients, Inc.	4,299	21,538
Molson Coors Brewing Co. Class B	177,848	9,367,254
Monster Beverage Corp. (a)	148,866	8,809,890
National Beverage Corp.	7,694	162,497
PepsiCo, Inc.	1,634,683	138,065,326
Primo Water Corp. (a)	8,907	27,344
REED'S, Inc. (a)	1,830	12,078
The Coca-Cola Co.	4,000,988	160,799,708
		380,264,455
Food & Staples Retailing - 2.1%
Andersons, Inc.	16,533	1,406,462
Arden Group, Inc. Class A	86	11,179
Casey's General Stores, Inc. (d)	41,971	3,123,482
Chefs' Warehouse Holdings (a)(d)	22,894	587,460
Costco Wholesale Corp.	479,004	60,081,472
Crumbs Bake Shop, Inc. (a)	5,760	5,270
CVS Caremark Corp.	1,325,929	88,784,206
Fairway Group Holdings Corp. (d)	15,014	285,116
Fresh Market, Inc. (a)(d)	40,058	1,630,761
Harris Teeter Supermarkets, Inc. (d)	65,364	3,227,674
Ingles Markets, Inc. Class A	19,385	509,244
Kroger Co.	548,891	22,916,199
Natural Grocers by Vitamin Cottage, Inc. (a)(d)	6,984	256,872
Pizza Inn Holdings, Inc. (a)(d)	9,079	79,804
PriceSmart, Inc. (d)	17,002	2,121,680
Rite Aid Corp. (a)	874,607	5,177,673
Roundy's, Inc.	18,846	164,149
Safeway, Inc.	265,495	9,284,360

	Shares	Value
Spartan Stores, Inc. (d)	38,681	$ 897,399
Sprouts Farmers Market LLC (d)	22,743	860,595
SUPERVALU, Inc. (a)(d)	203,563	1,312,981
Susser Holdings Corp. (a)(d)	14,504	928,546
Sysco Corp.	634,106	21,324,985
The Pantry, Inc. (a)	24,320	349,965
United Natural Foods, Inc. (a)(d)	58,263	4,011,408
Village Super Market, Inc. Class A	3,352	129,823
Wal-Mart Stores, Inc.	1,725,767	139,804,385
Walgreen Co.	924,575	54,734,840
Weis Markets, Inc. (d)	10,922	557,350
Whole Foods Market, Inc.	400,306	22,657,320
		447,222,660
Food Products - 1.6%
Alico, Inc.	172	6,705
Annie's, Inc. (a)(d)	13,936	640,359
Archer Daniels Midland Co.	727,236	29,271,249
B&G Foods, Inc. Class A	50,957	1,764,641
Boulder Brands, Inc. (a)(d)	68,009	1,041,218
Bunge Ltd. (d)	158,507	12,699,581
Cal-Maine Foods, Inc.	14,807	813,645
Calavo Growers, Inc.	8,788	270,934
Campbell Soup Co.	184,577	7,148,667
Chiquita Brands International, Inc. (a)	44,016	465,249
Coffee Holding Co., Inc. (d)	3,401	16,903
ConAgra Foods, Inc.	444,087	14,650,430
Darling International, Inc. (a)	125,934	2,610,612
Dean Foods Co. (a)	86,659	1,558,129
Diamond Foods, Inc. (a)(d)	18,346	453,880
Farmer Brothers Co. (a)	3,100	63,240
Flowers Foods, Inc.	181,381	3,941,409
Fresh Del Monte Produce, Inc.	38,697	1,083,903
General Mills, Inc.	696,878	35,143,558
Green Mountain Coffee Roasters, Inc. (d)	135,250	9,113,145
Hain Celestial Group, Inc. (a)(d)	48,894	4,043,045
Hillshire Brands Co.	117,223	3,917,593
Hormel Foods Corp.	148,701	6,694,519
Ingredion, Inc.	84,243	5,826,246
J&J Snack Foods Corp.	14,258	1,225,047
John B. Sanfilippo & Son, Inc.	4,594	117,101
Kellogg Co.	269,482	16,341,388
Kraft Foods Group, Inc.	625,038	33,202,019
Lancaster Colony Corp.	21,006	1,820,380
Lifeway Foods, Inc. (d)	1,247	18,855
Limoneira Co.	3,738	98,496
McCormick & Co., Inc. (non-vtg.)	157,258	10,850,802
Mead Johnson Nutrition Co. Class A	221,324	18,704,091
Mondelez International, Inc.	1,883,974	63,169,648
Omega Protein Corp. (a)	32,056	434,359
Pilgrims Pride Corp. (a)(d)	54,584	894,086
Pinnacle Foods, Inc.	28,004	772,630
Post Holdings, Inc. (a)	36,785	1,863,160
Sanderson Farms, Inc. (d)	23,484	1,604,897
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Seaboard Corp.	366	$ 1,033,950
Seneca Foods Corp. Class A (a)	7,029	220,219
Snyders-Lance, Inc.	50,907	1,466,631
The Hershey Co.	166,455	16,127,825
The J.M. Smucker Co.	116,444	12,138,123
Tootsie Roll Industries, Inc. (d)	30,414	974,769
TreeHouse Foods, Inc. (a)(d)	37,174	2,607,756
Tyson Foods, Inc. Class A	316,718	10,036,793
WhiteWave Foods Co. (a)	197,524	4,201,335
		343,163,220
Household Products - 1.8%
Central Garden & Pet Co. Class A (non-vtg.) (a)	34,714	271,463
Church & Dwight Co., Inc.	156,776	10,229,634
Clorox Co.	141,939	13,224,457
Colgate-Palmolive Co.	955,996	62,914,097
Energizer Holdings, Inc.	64,471	7,114,375
Harbinger Group, Inc. (a)	26,334	316,008
Kimberly-Clark Corp.	412,027	44,976,867
Oil-Dri Corp. of America	644	25,902
Orchids Paper Products Co.	2,087	68,328
Procter & Gamble Co.	2,887,727	243,204,368
Spectrum Brands Holdings, Inc.	23,337	1,647,125
WD-40 Co.	17,410	1,310,277
		385,302,901
Personal Products - 0.2%
Avon Products, Inc.	459,715	8,196,718
Coty, Inc. Class A	75,823	1,245,014
Cyanotech Corp. (a)	2,300	11,017
Elizabeth Arden, Inc. (a)(d)	22,677	896,422
Estee Lauder Companies, Inc. Class A	275,773	20,671,944
Herbalife Ltd. (d)	102,302	7,128,403
Inter Parfums, Inc.	14,485	527,254
LifeVantage Corp. (a)	61,077	117,268
Mannatech, Inc. (a)	599	12,879
MediFast, Inc. (a)(d)	10,225	276,995
Nature's Sunshine Products, Inc.	2,859	54,864
Nu Skin Enterprises, Inc. Class A	59,316	7,582,957
Nutraceutical International Corp.	4,799	122,854
Prestige Brands Holdings, Inc. (a)(d)	52,110	1,836,356
Revlon, Inc. (a)	13,966	368,702
Star Scientific, Inc. (a)(d)	176,304	229,195
The Female Health Co.	11,731	107,456
USANA Health Sciences, Inc. (a)(d)	12,622	922,794
		50,309,092
Tobacco - 1.2%
Alliance One International, Inc. (a)	89,449	276,397
Altria Group, Inc.	2,113,467	78,156,010
Lorillard, Inc.	384,151	19,718,471
Philip Morris International, Inc.	1,725,148	147,569,160

	Shares	Value
Reynolds American, Inc.	362,408	$ 18,283,484
Universal Corp. (d)	28,408	1,481,761
Vector Group Ltd. (d)	60,093	984,323
		266,469,606
TOTAL CONSUMER STAPLES		1,872,731,934
ENERGY - 9.3%
Energy Equipment & Services - 2.0%
Atwood Oceanics, Inc. (a)	74,378	3,909,308
Baker Hughes, Inc.	465,318	26,504,513
Basic Energy Services, Inc. (a)(d)	48,473	687,832
Bolt Technology Corp.	7,172	144,803
Bristow Group, Inc.	35,526	2,849,185
C&J Energy Services, Inc. (a)(d)	39,339	932,334
Cal Dive International, Inc. (a)(d)	171,858	317,937
Cameron International Corp. (a)	255,405	14,146,883
Carbo Ceramics, Inc.	21,033	2,587,690
Core Laboratories NV	48,605	8,852,915
Dawson Geophysical Co. (a)	7,871	254,391
Diamond Offshore Drilling, Inc. (d)	67,074	4,027,794
Dresser-Rand Group, Inc. (a)	77,752	4,388,323
Dril-Quip, Inc. (a)	43,391	4,710,527
ENGlobal Corp. (a)	5,637	8,681
Ensco PLC Class A	245,940	14,530,135
Era Group, Inc. (a)	20,388	665,260
Exterran Holdings, Inc. (a)(d)	55,256	1,796,925
FMC Technologies, Inc. (a)(d)	251,234	12,084,355
Forbes Energy Services Ltd. (a)	500	1,840
Forum Energy Technologies, Inc. (a)(d)	55,777	1,506,537
Geospace Technologies Corp. (a)(d)	13,736	1,198,741
Global Geophysical Services, Inc. (a)(d)	29,499	44,838
GreenHunter Energy, Inc. (a)	12,193	16,948
Gulf Island Fabrication, Inc.	15,288	404,520
Gulfmark Offshore, Inc. Class A	20,706	1,022,048
Halliburton Co.	881,360	46,430,045
Helix Energy Solutions Group, Inc. (a)	92,995	2,065,419
Helmerich & Payne, Inc.	111,710	8,601,670
Hercules Offshore, Inc. (a)	189,533	1,211,116
Hornbeck Offshore Services, Inc. (a)(d)	29,524	1,494,800
ION Geophysical Corp. (a)(d)	97,381	375,891
Key Energy Services, Inc. (a)	163,573	1,282,412
Matrix Service Co. (a)	25,723	571,051
McDermott International, Inc. (a)(d)	226,474	1,845,763
Mitcham Industries, Inc. (a)(d)	23,287	407,523
Nabors Industries Ltd.	317,540	5,255,287
National Oilwell Varco, Inc.	448,969	36,590,974
Natural Gas Services Group, Inc. (a)	21,602	640,715
Newpark Resources, Inc. (a)	85,435	1,030,346
Noble Corp.	259,833	9,904,834
Nuverra Environmental Solutions, Inc. (a)(d)	160,342	275,788
Oceaneering International, Inc.	112,956	8,719,074
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Oil States International, Inc. (a)	56,000	$ 5,731,600
Parker Drilling Co. (a)	145,338	1,152,530
Patterson-UTI Energy, Inc.	161,131	3,755,964
PHI, Inc. (non-vtg.) (a)	18,377	780,471
Pioneer Energy Services Corp. (a)	82,168	593,253
RigNet, Inc. (a)	15,376	653,172
Rowan Companies PLC (a)	158,021	5,470,687
RPC, Inc. (d)	65,463	1,156,731
Schlumberger Ltd.	1,411,560	124,810,135
SEACOR Holdings, Inc. (d)	20,388	1,897,103
Superior Energy Services, Inc. (a)	184,941	4,712,297
Tesco Corp. (a)	36,928	660,273
TETRA Technologies, Inc. (a)(d)	84,417	1,041,706
TGC Industries, Inc.	15,685	112,932
Tidewater, Inc.	61,246	3,493,472
Transocean Ltd. (United States)	360,109	18,142,291
Unit Corp. (a)	41,417	1,994,643
Vantage Drilling Co. (a)(d)	139,486	260,839
Weatherford International Ltd. (a)	824,166	12,906,440
Willbros Group, Inc. (a)	69,552	609,971
		424,234,481
Oil, Gas & Consumable Fuels - 7.3%
Abraxas Petroleum Corp. (a)(d)	126,005	453,618
Adams Resources & Energy, Inc.	1,804	103,225
Alon U.S.A. Energy, Inc.	9,432	130,162
Alpha Natural Resources, Inc. (a)(d)	236,910	1,582,559
Amyris, Inc. (a)(d)	41,172	114,458
Anadarko Petroleum Corp.	533,823	47,414,159
Apache Corp.	435,175	39,814,161
APCO Oil and Gas International, Inc. (a)	12,221	192,236
Approach Resources, Inc. (a)(d)	29,242	619,638
Arch Coal, Inc. (d)	201,141	820,655
Ardmore Shipping Corp.	12,187	155,872
Athlon Energy, Inc.	19,057	621,639
Barnwell Industries, Inc. (a)	2,847	9,196
Berry Petroleum Co. Class A	63,620	3,201,358
Bill Barrett Corp. (a)(d)	44,527	1,197,331
BioFuel Energy Corp. (a)	979	1,899
Bonanza Creek Energy, Inc. (a)(d)	35,010	1,605,909
BPZ Energy, Inc. (a)(d)	134,116	281,644
Cabot Oil & Gas Corp.	442,363	15,239,405
Callon Petroleum Co. (a)	41,561	276,381
Carrizo Oil & Gas, Inc. (a)(d)	43,717	1,767,915
Ceres, Inc. (a)(d)	15,962	25,858
Cheniere Energy, Inc. (a)	242,824	9,613,402
Chesapeake Energy Corp.	532,640	14,312,037
Chevron Corp.	2,052,827	251,348,138
Cimarex Energy Co.	91,514	8,655,394
Clayton Williams Energy, Inc. (a)(d)	7,754	561,390
Clean Energy Fuels Corp. (a)(d)	67,120	838,329
Cloud Peak Energy, Inc. (a)	54,586	902,852

	Shares	Value
Cobalt International Energy, Inc. (a)	309,752	$ 6,885,787
Comstock Resources, Inc.	40,820	691,083
Concho Resources, Inc. (a)(d)	112,961	11,740,037
ConocoPhillips Co.	1,309,736	95,348,781
CONSOL Energy, Inc.	240,586	8,560,050
Contango Oil & Gas Co.	17,251	812,695
Continental Resources, Inc. (a)(d)	57,407	6,171,827
Crosstex Energy, Inc.	45,920	1,492,400
CVR Energy, Inc. (d)	13,732	542,139
Delek U.S. Holdings, Inc.	36,764	1,112,479
Denbury Resources, Inc. (a)	405,461	6,763,089
Devon Energy Corp.	398,065	24,130,700
DHT Holdings, Inc.	9,321	51,918
Diamondback Energy, Inc. (a)(d)	39,731	1,976,220
Double Eagle Petroleum Co. (a)	1,282	2,897
Emerald Oil, Inc. (a)	39,389	285,964
Endeavour International Corp. (a)(d)	50,764	245,698
Energen Corp.	73,288	5,289,195
Energy XXI (Bermuda) Ltd.	78,336	2,127,606
EOG Resources, Inc.	288,188	47,551,020
EPL Oil & Gas, Inc. (a)	30,399	870,931
EQT Corp.	154,414	13,142,176
Evolution Petroleum Corp.	6,950	85,902
EXCO Resources, Inc. (d)	135,289	715,679
Exxon Mobil Corp.	4,678,208	437,318,884
Forest Oil Corp. (a)	106,451	470,513
FX Energy, Inc. (a)(d)	98,760	337,759
Gasco Energy, Inc. (a)	44	0
Gastar Exploration, Inc. (a)	74,542	439,052
Gevo, Inc. (a)(d)	47,917	85,292
Goodrich Petroleum Corp. (a)(d)	33,339	641,442
Green Plains Renewable Energy, Inc.	14,190	245,203
Gulfport Energy Corp. (a)	88,997	5,200,095
Halcon Resources Corp. (a)(d)	265,422	1,064,342
Harvest Natural Resources, Inc. (a)(d)	51,649	197,299
Hess Corp.	306,068	24,831,297
HollyFrontier Corp.	211,203	10,133,520
Houston American Energy Corp. (a)	36,485	10,592
Hyperdynamics Corp. (a)(d)	33,521	106,932
Isramco, Inc. (a)	123	15,498
James River Coal Co. (a)(d)	58,608	83,809
Jones Energy, Inc.	15,152	218,946
Kinder Morgan Holding Co. LLC	740,402	26,313,887
KiOR, Inc. Class A (a)	22,105	52,168
Kodiak Oil & Gas Corp. (a)	306,801	3,479,123
Kosmos Energy Ltd. (a)	171,095	1,781,099
Laredo Petroleum Holdings, Inc. (a)(d)	61,390	1,656,916
Lucas Energy, Inc. (a)(d)	9,400	9,306
Magellan Petroleum Corp. (a)	35,895	36,613
Magnum Hunter Resources Corp. (a)(d)	156,521	1,133,212
Magnum Hunter Resources Corp. warrants 4/16/16 (a)	15,652	1,490
Marathon Oil Corp.	746,772	26,913,663
Marathon Petroleum Corp.	340,544	28,176,611
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Matador Resources Co. (a)(d)	76,387	$ 1,664,473
Midstates Petroleum Co., Inc. (a)(d)	32,166	193,318
Miller Energy Resources, Inc. (a)(d)	32,422	270,399
Murphy Oil Corp.	192,672	12,510,193
Newfield Exploration Co. (a)	142,463	4,003,210
Noble Energy, Inc.	401,847	28,225,733
Northern Oil & Gas, Inc. (a)(d)	93,777	1,495,743
Oasis Petroleum, Inc. (a)(d)	87,147	4,020,091
Occidental Petroleum Corp.	870,862	82,697,056
Pacific Ethanol, Inc. (a)(d)	20,096	75,561
Panhandle Royalty Co. Class A	6,335	209,689
PBF Energy, Inc. Class A (d)	39,017	1,125,640
PDC Energy, Inc. (a)(d)	36,259	2,136,018
Peabody Energy Corp.	287,212	5,227,258
Penn Virginia Corp. (a)	74,899	803,666
Petroquest Energy, Inc. (a)(d)	70,948	290,887
Phillips 66 Co.	649,069	45,181,693
Pioneer Natural Resources Co.	146,445	26,030,599
QEP Resources, Inc.	196,867	6,303,681
Quicksilver Resources, Inc. (a)(d)	168,400	491,728
Range Resources Corp.	176,309	13,690,394
Recovery Energy, Inc. (a)	8,026	17,657
Renewable Energy Group, Inc. (a)	19,507	221,795
Rentech, Inc. (d)	218,177	394,900
Resolute Energy Corp. (a)(d)	59,120	532,671
Rex American Resources Corp. (a)	4,837	158,363
Rex Energy Corp. (a)(d)	32,188	617,366
Rosetta Resources, Inc. (a)(d)	66,417	3,358,708
Royale Energy, Inc. (a)(d)	36,496	95,255
Sanchez Energy Corp. (a)(d)	43,626	1,119,879
SandRidge Energy, Inc. (a)(d)	334,445	1,869,548
Saratoga Resources, Inc. (a)	16,554	22,845
SemGroup Corp. Class A	56,834	3,488,471
SM Energy Co.	72,684	6,406,368
Solazyme, Inc. (a)(d)	40,113	359,412
Southwestern Energy Co. (a)	362,051	13,996,892
Spectra Energy Corp.	704,403	23,632,721
Stone Energy Corp. (a)(d)	67,092	2,219,403
Swift Energy Co. (a)(d)	41,382	550,794
Synergy Resources Corp. (a)	41,665	393,318
Syntroleum Corp. (a)	15,037	51,878
Targa Resources Corp.	33,055	2,680,430
Teekay Corp.	46,397	2,053,067
Tengasco, Inc. (a)	12,601	5,670
Tesoro Corp.	140,372	8,230,010
The Williams Companies, Inc.	714,188	25,153,701
Triangle Petroleum Corp. (a)(d)	83,126	882,798
U.S. Energy Corp. (a)	13,579	43,724
Ultra Petroleum Corp. (a)(d)	148,757	3,045,056
Uranium Energy Corp. (a)(d)	86,698	168,194
Uranium Resources, Inc. (a)(d)	26,282	86,993

	Shares	Value
USEC, Inc. (a)(d)	3,322	$ 31,459
VAALCO Energy, Inc. (a)(d)	68,248	412,900
Valero Energy Corp.	573,954	26,241,177
W&T Offshore, Inc.	37,319	641,887
Warren Resources, Inc. (a)	48,923	159,000
Western Refining, Inc. (d)	53,248	2,080,399
Westmoreland Coal Co. (a)	10,233	153,086
Whiting Petroleum Corp. (a)	124,019	7,490,748
World Fuel Services Corp.	89,666	3,443,174
WPX Energy, Inc. (a)(d)	208,274	3,871,814
ZaZa Energy Corp. (a)(d)	19,430	20,596
Zion Oil & Gas, Inc. (a)(d)	27,782	42,506
		1,592,505,319
TOTAL ENERGY		2,016,739,800
FINANCIALS - 17.1%
Capital Markets - 2.1%
Affiliated Managers Group, Inc. (a)	57,328	11,479,932
Ameriprise Financial, Inc.	216,081	23,390,768
Arlington Asset Investment Corp. (d)	13,562	362,241
Artisan Partners Asset Management, Inc.	18,533	1,143,857
Bank of New York Mellon Corp.	1,248,213	42,064,778
BGC Partners, Inc. Class A	92,324	544,712
BlackRock, Inc. Class A	136,381	41,289,348
Calamos Asset Management, Inc. Class A	22,184	246,021
Charles Schwab Corp.	1,256,291	30,754,004
CIFI Corp.	3,896	31,051
Cohen & Steers, Inc.	17,375	696,911
Cowen Group, Inc. Class A (a)	80,174	323,903
Diamond Hill Investment Group, Inc.	1,102	136,924
E*TRADE Financial Corp. (a)	291,362	5,221,207
Eaton Vance Corp. (non-vtg.) (d)	113,888	4,761,657
Evercore Partners, Inc. Class A	27,513	1,509,088
FBR & Co. (a)	11,471	322,450
Federated Investors, Inc. Class B (non-vtg.) (d)	108,341	2,956,626
Financial Engines, Inc.	56,540	3,830,585
Franklin Resources, Inc.	432,327	23,946,593
FXCM, Inc. Class A (d)	51,378	855,957
GAMCO Investors, Inc. Class A	6,083	512,189
GFI Group, Inc.	69,449	262,517
Gleacher & Co., Inc. (a)	1,808	19,906
Goldman Sachs Group, Inc.	440,918	74,488,687
Greenhill & Co., Inc.	23,725	1,297,995
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	14,671	181,920
HFF, Inc.	24,812	635,683
ICG Group, Inc. (a)	32,808	563,970
Institutional Financial Markets, Inc.	6,881	17,891
INTL FCStone, Inc. (a)(d)	15,053	312,952
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Invesco Ltd.	465,754	$ 16,231,527
Investment Technology Group, Inc. (a)	55,680	1,090,771
Janus Capital Group, Inc. (d)	187,399	2,038,901
JMP Group, Inc.	11,989	78,648
KCG Holdings, Inc. Class A	89,739	1,072,381
Ladenburg Thalmann Financial Services, Inc. (a)	42,620	127,434
Legg Mason, Inc.	149,276	5,838,184
LPL Financial	82,901	3,553,966
Manning & Napier, Inc. Class A	3,941	72,002
Medallion Financial Corp.	4,309	76,442
Morgan Stanley	1,459,638	45,686,669
Northern Trust Corp.	250,938	14,802,833
Oppenheimer Holdings, Inc. Class A (non-vtg.)	6,844	158,986
Piper Jaffray Companies (a)(d)	20,940	796,139
Pzena Investment Management, Inc.	4,972	46,787
Raymond James Financial, Inc.	163,719	7,887,981
Safeguard Scientifics, Inc. (a)(d)	26,745	498,794
SEI Investments Co.	167,937	5,639,324
Silvercrest Asset Management Group Class A	6,008	95,527
State Street Corp.	473,928	34,411,912
Stifel Financial Corp. (a)(d)	59,345	2,656,876
SWS Group, Inc. (a)	24,189	156,261
T. Rowe Price Group, Inc.	284,118	22,860,134
TD Ameritrade Holding Corp.	252,724	7,273,397
Teton Advisors, Inc. (a)	106	3,074
U.S. Global Investments, Inc. Class A	7,637	19,016
Virtus Investment Partners, Inc. (a)	8,765	1,821,367
Waddell & Reed Financial, Inc. Class A	84,679	5,396,593
Walter Investment Management Corp. (a)(d)	38,853	1,481,465
Westwood Holdings Group, Inc.	3,640	208,499
WisdomTree Investments, Inc. (a)(d)	96,770	1,482,516
		457,726,729
Commercial Banks - 3.2%
1st Source Corp.	8,597	274,674
1st United Bancorp, Inc.	20,464	166,782
Access National Corp.	1,270	20,015
ACNB Corp. (d)	3,789	68,088
American National Bankshares, Inc.	2,748	71,338
Ameris Bancorp (a)	34,183	699,726
Ames National Corp.	1,209	27,686
Arrow Financial Corp.	15,818	442,904
Associated Banc-Corp.	184,412	3,179,263
BancFirst Corp.	10,611	591,351
Bancorp, Inc., Delaware (a)	28,595	523,289
BancorpSouth, Inc.	84,413	2,018,315
Bank of Hawaii Corp.	64,151	3,794,532
Bank of Kentucky Financial Corp.	1,699	57,477

	Shares	Value
Bank of Marin Bancorp	2,794	$ 128,496
Bank of the Ozarks, Inc. (d)	37,486	2,104,839
BankUnited, Inc.	78,332	2,528,557
Banner Bank	13,068	567,935
Bar Harbor Bankshares	2,686	106,097
BB&T Corp.	783,604	27,222,403
BBCN Bancorp, Inc.	78,753	1,314,388
BCB Bancorp, Inc.	2,814	36,751
BNC Bancorp	11,700	178,191
BOK Financial Corp.	42,858	2,712,911
Boston Private Financial Holdings, Inc.	63,942	760,590
Bridge Bancorp, Inc.	540	13,441
Bridge Capital Holdings (a)	1,107	21,144
Bryn Mawr Bank Corp.	9,420	285,238
BSB Bancorp, Inc. (a)	6,958	100,195
C & F Financial Corp.	1,992	107,070
Camden National Corp.	1,850	80,549
Capital Bank Financial Corp. Series A (a)	112,359	2,622,459
Capital City Bank Group, Inc. (a)(d)	7,146	85,466
CapitalSource, Inc.	244,954	3,444,053
Cardinal Financial Corp.	22,155	392,808
Cascade Bancorp (a)(d)	4,186	21,265
Cathay General Bancorp	74,072	2,046,609
Center Bancorp, Inc.	6,904	113,433
Centerstate Banks of Florida, Inc.	6,387	67,447
Central Pacific Financial Corp.	26,089	518,649
Century Bancorp, Inc. Class A (non-vtg.)	686	24,085
Chemical Financial Corp.	26,904	861,466
CIT Group, Inc.	216,513	10,929,576
Citizens & Northern Corp.	8,777	181,508
City Holding Co.	22,173	1,091,133
City National Corp.	58,166	4,441,556
CNB Financial Corp., Pennsylvania	7,083	141,660
CoBiz, Inc.	39,972	473,668
Columbia Banking Systems, Inc.	46,707	1,294,718
Comerica, Inc.	197,578	8,960,162
Commerce Bancshares, Inc.	93,060	4,198,867
Community Bank System, Inc.	42,661	1,657,806
Community Trust Bancorp, Inc.	13,652	624,306
CommunityOne Bancorp (a)	6,555	77,939
CU Bancorp (a)	6,814	120,608
Cullen/Frost Bankers, Inc.	71,142	5,109,418
CVB Financial Corp.	84,778	1,368,317
Eagle Bancorp, Inc., Maryland (d)	17,813	580,882
East West Bancorp, Inc.	172,545	5,914,843
Eastern Virginia Bankshares, Inc. (a)	969	6,483
Enterprise Bancorp, Inc.	803	16,429
Enterprise Financial Services Corp.	12,168	238,006
Farmers National Banc Corp.	14,652	92,161
Fidelity Southern Corp.	3,426	61,223
Fifth Third Bancorp	1,010,370	20,530,718
Financial Institutions, Inc.	12,700	326,390
First Bancorp, North Carolina	9,193	157,016
First Bancorp, Puerto Rico (a)	99,750	636,405
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First Busey Corp. (d)	50,381	$ 302,286
First Citizen Bancshares, Inc.	7,791	1,750,248
First Commonwealth Financial Corp.	101,457	949,638
First Community Bancshares, Inc.	8,561	149,218
First Connecticut Bancorp, Inc.	11,897	202,130
First Financial Bancorp, Ohio	59,723	987,221
First Financial Bankshares, Inc. (d)	43,848	2,910,630
First Financial Corp., Indiana	8,837	324,406
First Financial Holdings, Inc.	25,186	1,659,002
First Financial Service Corp. (a)	2,521	11,975
First Horizon National Corp.	287,965	3,228,088
First Interstate Bancsystem, Inc.	19,621	549,388
First Merchants Corp.	25,459	539,476
First Midwest Bancorp, Inc., Delaware	83,782	1,538,238
First Niagara Financial Group, Inc.	347,243	3,868,287
First of Long Island Corp.	1,768	75,405
First Republic Bank	143,479	7,331,777
First United Corp. (a)	3,018	23,450
FirstMerit Corp.	204,257	4,689,741
Flushing Financial Corp.	47,044	1,016,621
FNB Corp., Pennsylvania	179,748	2,284,597
Fulton Financial Corp.	224,854	2,938,842
German American Bancorp, Inc.	4,623	138,181
Glacier Bancorp, Inc.	75,176	2,252,273
Great Southern Bancorp, Inc.	6,815	202,337
Guaranty Bancorp	16,534	254,954
Hampton Roads Bankshares, Inc. (a)	89,921	144,773
Hancock Holding Co.	90,544	3,187,149
Hanmi Financial Corp.	26,311	540,954
Hawthorn Bancshares, Inc.	1,496	20,016
Heartland Financial U.S.A., Inc.	8,878	264,653
Heritage Commerce Corp.	14,712	121,521
Heritage Financial Corp., Washington	12,768	219,610
Heritage Oaks Bancorp (a)	3,340	26,687
Home Bancshares, Inc. (d)	50,202	1,815,304
Home Federal Bancorp, Inc.	9,753	149,026
HomeTrust Bancshares, Inc. (a)(d)	20,129	332,531
Horizon Bancorp Industries	706	16,605
Hudson Valley Holding Corp.	14,551	304,989
Huntington Bancshares, Inc.	933,913	8,573,321
IBERIABANK Corp.	35,645	2,234,942
Independent Bank Corp. (a)	17,111	203,279
Independent Bank Corp., Massachusetts (d)	25,945	990,321
Independent Bank Group, Inc.	2,957	141,581
International Bancshares Corp.	64,813	1,690,971
Intervest Bancshares Corp. Class A (a)	6,160	45,830
Investors Bancorp, Inc.	61,284	1,475,106
KeyCorp	1,026,604	13,089,201
Lakeland Bancorp, Inc.	23,579	297,331
Lakeland Financial Corp. (d)	13,545	519,451

	Shares	Value
M&T Bank Corp.	145,574	$ 16,793,417
Macatawa Bank Corp. (a)(d)	22,839	117,164
MainSource Financial Group, Inc.	13,271	238,613
MB Financial, Inc. (d)	59,673	1,945,937
MBT Financial Corp. (a)	1,548	5,851
Merchants Bancshares, Inc.	5,246	166,298
Metro Bancorp, Inc. (a)	11,557	258,877
Metrocorp Bancshares, Inc.	6,201	88,860
Midsouth Bancorp, Inc.	5,240	93,324
National Bank Holdings Corp.	141,292	2,992,565
National Bankshares, Inc.	5,803	220,398
National Penn Bancshares, Inc.	120,787	1,363,685
NBT Bancorp, Inc.	48,823	1,265,980
NewBridge Bancorp (a)	10,719	80,285
North Valley Bancorp (a)	849	16,292
Northrim Bancorp, Inc.	2,935	77,044
OFG Bancorp (d)	40,168	690,890
Old National Bancorp, Indiana	98,018	1,524,180
Old Second Bancorp, Inc. (a)(d)	18,605	83,909
OmniAmerican Bancorp, Inc. (a)	6,877	151,500
Orrstown Financial Services, Inc. (a)	5,669	93,312
Pacific Continental Corp.	3,048	44,013
Pacific Mercantile Bancorp (a)	10,321	63,577
Pacific Premier Bancorp, Inc. (a)	35	509
PacWest Bancorp (d)	35,627	1,465,695
Park National Corp. (d)	14,135	1,193,559
Park Sterling Corp.	28,617	202,895
Penns Woods Bancorp, Inc.	3,854	200,177
Peoples Bancorp, Inc.	3,334	79,883
Peoples Financial Corp., Mississippi	2,667	33,631
Pinnacle Financial Partners, Inc.	30,086	979,299
PNC Financial Services Group, Inc.	583,380	44,891,091
Popular, Inc. (a)	112,654	3,219,651
Preferred Bank, Los Angeles (a)	1,131	23,005
Premier Financial Bancorp, Inc.	115	1,628
PrivateBancorp, Inc.	92,031	2,552,020
Prosperity Bancshares, Inc.	66,890	4,289,656
Regions Financial Corp.	1,557,375	15,153,259
Renasant Corp. (d)	23,910	736,428
Republic Bancorp, Inc., Kentucky Class A (d)	18,205	451,848
Royal Bancshares of Pennsylvania, Inc. Class A (a)	2,700	3,915
S&T Bancorp, Inc.	32,238	848,182
S.Y. Bancorp, Inc.	6,551	221,227
Sandy Spring Bancorp, Inc.	13,803	402,772
Seacoast Banking Corp., Florida (a)	115,451	260,919
Shore Bancshares, Inc. (a)	2,958	26,918
Sierra Bancorp	3,618	64,039
Signature Bank (a)(d)	49,532	5,262,775
Simmons First National Corp. Class A	10,951	387,227
Southside Bancshares, Inc.	13,372	381,904
Southwest Bancorp, Inc., Oklahoma (a)	15,446	265,208
State Bank Financial Corp.	26,469	465,325
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
StellarOne Corp.	22,952	$ 578,849
Sterling Bancorp	79,121	1,039,650
Sterling Financial Corp.	40,387	1,318,636
Suffolk Bancorp (a)	15,697	319,905
Sun Bancorp, Inc., New Jersey (a)	48,802	179,103
SunTrust Banks, Inc.	625,274	22,653,677
Susquehanna Bancshares, Inc.	215,524	2,713,447
SVB Financial Group (a)(d)	57,220	5,792,953
Synovus Financial Corp.	1,042,950	3,639,896
Taylor Capital Group, Inc. (a)(d)	9,976	248,502
TCF Financial Corp.	168,588	2,641,774
Texas Capital Bancshares, Inc. (a)(d)	44,486	2,498,779
The First Bancorp, Inc.	2,896	51,983
Tompkins Financial Corp.	8,812	441,481
TowneBank (d)	18,594	282,629
Trico Bancshares	12,062	332,791
Trustmark Corp.	94,171	2,641,497
U.S. Bancorp	1,955,236	76,684,356
UMB Financial Corp.	45,063	2,889,440
Umpqua Holdings Corp. (d)	115,463	2,125,674
Union First Market Bankshares Corp.	16,413	423,620
United Bankshares, Inc., West Virginia	54,720	1,775,664
United Community Banks, Inc., Georgia (a)	43,617	800,372
Univest Corp. of Pennsylvania	10,023	210,082
Valley National Bancorp (d)	229,522	2,329,648
ViewPoint Financial Group	32,901	835,027
Virginia Commerce Bancorp, Inc. (a)	37,552	657,160
Washington Banking Co., Oak Harbor	5,615	100,733
Washington Trust Bancorp, Inc.	15,489	567,827
Webster Financial Corp.	85,199	2,511,667
Wells Fargo & Co.	5,126,086	225,650,306
WesBanco, Inc.	28,002	882,063
West Bancorp., Inc.	1,202	19,376
Westamerica Bancorp. (d)	28,148	1,558,836
Westbury Bancorp, Inc.	4,860	69,935
Western Alliance Bancorp. (a)	80,481	1,868,769
Wilshire Bancorp, Inc.	52,255	552,335
Wintrust Financial Corp. (d)	46,573	2,112,551
Zions Bancorporation	204,129	5,987,104
		696,646,047
Consumer Finance - 0.8%
American Express Co.	994,202	85,302,532
Asta Funding, Inc.	4,468	38,067
Atlanticus Holdings Corp. (a)	35,598	131,713
Capital One Financial Corp.	621,290	44,503,003
Cash America International, Inc.	29,387	1,105,245
Consumer Portfolio Services, Inc. (a)(d)	11,930	87,924
Credit Acceptance Corp. (a)	10,713	1,383,584
DFC Global Corp. (a)(d)	43,285	433,283
Discover Financial Services	521,247	27,782,465

	Shares	Value
Encore Capital Group, Inc. (a)(d)	29,815	$ 1,421,877
EZCORP, Inc. (non-vtg.) Class A (a)	64,428	752,519
First Cash Financial Services, Inc. (a)(d)	28,920	1,838,734
First Marblehead Corp. (a)(d)	51,880	42,542
Green Dot Corp. Class A (a)	44,284	1,073,887
Imperial Holdings, Inc. (a)	16,708	106,597
Nelnet, Inc. Class A	22,213	999,585
Portfolio Recovery Associates, Inc. (a)(d)	50,604	2,955,274
SLM Corp.	493,468	13,150,922
World Acceptance Corp. (a)(d)	15,268	1,409,542
		184,519,295
Diversified Financial Services - 4.3%
Bank of America Corp.	11,374,422	179,943,356
Berkshire Hathaway, Inc. Class B (a)	1,912,319	222,842,533
CBOE Holdings, Inc.	86,224	4,507,791
Citigroup, Inc.	3,226,164	170,728,599
CME Group, Inc.	337,159	27,630,180
Gain Capital Holdings, Inc.	15,735	143,189
ING U.S., Inc.	114,720	4,008,317
Interactive Brokers Group, Inc.	43,141	1,046,169
IntercontinentalExchange Group, Inc.	123,779	26,400,823
JPMorgan Chase & Co.	4,002,292	229,011,148
Leucadia National Corp.	327,481	9,385,605
Life Partners Holdings, Inc.	18,668	34,536
MarketAxess Holdings, Inc.	38,326	2,697,001
Marlin Business Services Corp.	13,319	330,977
McGraw-Hill Companies, Inc.	303,994	22,647,553
MicroFinancial, Inc.	86	765
Moody's Corp.	212,214	15,837,531
MSCI, Inc. Class A (a)	147,156	6,532,255
NewStar Financial, Inc. (a)	27,065	473,638
PHH Corp. (a)	52,077	1,251,931
PICO Holdings, Inc. (a)	22,896	554,770
Resource America, Inc. Class A	2,362	22,226
The NASDAQ Stock Market, Inc.	124,702	4,899,542
Vector Capital Corp. rights (a)	4,280	0
		930,930,435
Insurance - 3.3%
ACE Ltd.	365,737	37,590,449
AFLAC, Inc.	487,016	32,323,252
Alleghany Corp. (a)	18,948	7,467,407
Allied World Assurance Co. Holdings Ltd.	33,827	3,810,612
Allstate Corp.	503,599	27,330,318
AMBAC Financial Group, Inc. (a)	43,974	1,039,985
American Equity Investment Life Holding Co.	51,311	1,216,584
American Financial Group, Inc.	76,865	4,432,036
American International Group, Inc.	1,565,713	77,894,222
American National Insurance Co.	11,975	1,383,711
Amerisafe, Inc.	28,834	1,265,236
Amtrust Financial Services, Inc. (d)	28,802	1,204,212
Aon PLC	326,253	26,635,295
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Arch Capital Group Ltd. (a)(d)	141,774	$ 8,340,564
Argo Group International Holdings, Ltd.	32,771	1,549,741
Arthur J. Gallagher & Co.	138,329	6,437,832
Aspen Insurance Holdings Ltd.	68,795	2,780,694
Assurant, Inc.	95,115	6,176,768
Assured Guaranty Ltd.	183,926	4,318,582
Axis Capital Holdings Ltd.	106,761	5,245,168
Baldwin & Lyons, Inc. Class B	5,084	141,945
Brown & Brown, Inc.	116,705	3,690,212
Cincinnati Financial Corp.	161,273	8,452,318
Citizens, Inc. Class A (a)(d)	31,937	281,365
CNA Financial Corp.	51,802	2,150,819
CNO Financial Group, Inc.	209,253	3,540,561
Crawford & Co. Class B	10,464	108,198
Donegal Group, Inc. Class A	4,528	73,082
Eastern Insurance Holdings, Inc.	901	22,065
eHealth, Inc. (a)(d)	26,343	1,193,601
EMC Insurance Group	5,816	181,343
Employers Holdings, Inc.	36,335	1,185,974
Endurance Specialty Holdings Ltd.	45,122	2,567,442
Enstar Group Ltd. (a)	9,122	1,270,786
Erie Indemnity Co. Class A	26,259	1,916,644
Everest Re Group Ltd.	51,436	8,066,708
FBL Financial Group, Inc. Class A	12,986	596,187
Federated National Holding Co.	1,278	17,279
Fidelity National Financial, Inc. Class A (d)	256,228	7,448,548
First Acceptance Corp. (a)	4,055	7,461
First American Financial Corp.	131,076	3,468,271
Fortegra Financial Corp. (a)	10,670	78,104
Genworth Financial, Inc. Class A (a)	495,972	7,494,137
Global Indemnity PLC (a)	13,709	365,208
Greenlight Capital Re, Ltd. (a)	23,762	808,146
Hallmark Financial Services, Inc. (a)	10,337	98,202
Hanover Insurance Group, Inc.	48,173	2,905,314
Hartford Financial Services Group, Inc.	470,637	16,768,796
HCC Insurance Holdings, Inc.	103,933	4,778,839
HCI Group, Inc. (d)	9,511	473,553
Health Insurance Innovations	4,900	58,702
Hilltop Holdings, Inc. (a)	68,910	1,633,856
Horace Mann Educators Corp.	37,921	1,164,933
Independence Holding Co.	16,014	225,958
Infinity Property & Casualty Corp.	13,372	954,092
Investors Title Co.	1,086	85,794
Kansas City Life Insurance Co.	2,863	143,007
Kemper Corp.	58,114	2,180,437
Lincoln National Corp.	277,552	14,246,744
Loews Corp.	340,704	16,132,334
Maiden Holdings Ltd.	73,970	936,460
Markel Corp. (a)	14,669	8,174,740
Marsh & McLennan Companies, Inc.	595,014	28,233,414

	Shares	Value
MBIA, Inc. (a)(d)	133,617	$ 1,722,323
Meadowbrook Insurance Group, Inc. (d)	46,791	345,785
Mercury General Corp.	38,383	1,845,071
MetLife, Inc.	1,186,090	61,902,037
Montpelier Re Holdings Ltd.	62,043	1,802,970
National Interstate Corp.	9,042	259,867
National Western Life Insurance Co. Class A	2,078	444,526
Navigators Group, Inc. (a)	15,156	1,013,027
Old Republic International Corp.	232,173	3,993,376
OneBeacon Insurance Group Ltd.	20,572	327,095
PartnerRe Ltd.	64,815	6,669,464
Phoenix Companies, Inc. (a)(d)	3,067	177,549
Platinum Underwriters Holdings Ltd.	32,909	2,086,431
Primerica, Inc.	51,420	2,212,603
Principal Financial Group, Inc.	298,650	15,120,650
ProAssurance Corp.	59,114	2,842,201
Progressive Corp.	598,738	16,722,752
Protective Life Corp.	78,222	3,753,092
Prudential Financial, Inc.	494,085	43,854,985
Reinsurance Group of America, Inc.	80,713	6,051,861
RenaissanceRe Holdings Ltd.	41,813	3,959,691
RLI Corp.	17,063	1,721,486
Safety Insurance Group, Inc.	14,899	836,579
Selective Insurance Group, Inc.	50,266	1,416,999
StanCorp Financial Group, Inc.	52,960	3,395,266
State Auto Financial Corp.	6,222	140,493
Stewart Information Services Corp.	21,434	682,887
Symetra Financial Corp.	109,204	2,093,441
The Chubb Corp.	278,385	26,850,233
The Travelers Companies, Inc.	391,780	35,550,117
Torchmark Corp.	96,240	7,314,240
Tower Group International Ltd. (d)	63,927	265,936
United Fire Group, Inc.	20,054	596,607
Universal Insurance Holdings, Inc.	22,997	285,163
Unum Group	290,729	9,759,773
Validus Holdings Ltd.	125,147	5,012,137
W.R. Berkley Corp.	118,696	5,197,698
White Mountains Insurance Group Ltd.	6,431	3,876,800
Willis Group Holdings PLC	177,739	7,959,152
XL Group PLC Class A	291,212	9,315,872
		712,142,482
Real Estate Investment Trusts - 3.0%
Acadia Realty Trust (SBI) (d)	57,067	1,482,030
AG Mortgage Investment Trust, Inc. (d)	18,957	300,279
Agree Realty Corp.	17,794	521,364
Alexanders, Inc.	2,701	870,370
Alexandria Real Estate Equities, Inc.	78,887	4,990,392
American Assets Trust, Inc.	30,756	959,280
American Campus Communities, Inc.	100,126	3,247,086
American Capital Agency Corp. (d)	420,086	8,561,353
American Capital Mortgage Investment Corp.	52,567	992,991
American Homes 4 Rent Class A	54,707	897,195
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
American Realty Capital Properties, Inc. (d)	184,113	$ 2,413,721
American Residential Properties, Inc. (a)	15,232	267,474
American Tower Corp.	418,667	32,559,733
AmREIT, Inc. Class B	18,007	313,502
Annaly Capital Management, Inc. (d)	1,015,099	10,313,406
Anworth Mortgage Asset Corp.	251,516	1,119,246
Apartment Investment & Management Co. Class A	137,319	3,448,080
Apollo Commercial Real Estate Finance, Inc.	34,660	576,396
Apollo Residential Mortgage, Inc.	29,321	443,334
Arbor Realty Trust, Inc.	31,767	210,615
Ares Commercial Real Estate Corp.	19,618	257,388
Armada Hoffler Properties, Inc.	18,404	188,457
Armour Residential REIT, Inc.	350,513	1,370,506
Ashford Hospitality Prime, Inc. (a)	13,979	286,010
Ashford Hospitality Trust, Inc.	69,895	573,838
Associated Estates Realty Corp.	60,888	968,728
AvalonBay Communities, Inc.	127,816	15,153,865
Aviv REIT, Inc. (d)	12,625	324,463
BioMed Realty Trust, Inc.	232,867	4,326,669
Blackstone Mortgage Trust, Inc. (d)	31,861	823,288
Boston Properties, Inc.	164,124	16,328,697
Brandywine Realty Trust (SBI) (d)	145,339	1,930,102
BRE Properties, Inc.	81,504	4,175,450
BRT Realty Trust (a)	5,568	39,588
Camden Property Trust (SBI)	88,862	5,146,887
Campus Crest Communities, Inc. (d)	55,980	557,001
Capstead Mortgage Corp. (d)	97,016	1,167,102
CBL & Associates Properties, Inc. (d)	198,768	3,589,750
Cedar Shopping Centers, Inc.	59,877	347,287
Chambers Street Properties (d)	312,279	2,582,547
Chatham Lodging Trust	26,521	546,067
Chesapeake Lodging Trust (d)	44,367	1,059,040
Chimera Investment Corp.	1,225,514	3,615,266
Cole Real Estate Invts, Inc.	418,495	5,988,663
Colony Financial, Inc.	80,404	1,625,769
CommonWealth REIT	127,873	3,052,329
Coresite Realty Corp. (d)	24,333	787,416
Corporate Office Properties Trust (SBI)	80,940	1,799,296
Corrections Corp. of America	120,697	4,025,245
Cousins Properties, Inc.	234,370	2,510,103
CubeSmart	141,018	2,287,312
CyrusOne, Inc.	16,200	330,966
CYS Investments, Inc. (d)	197,203	1,577,624
DCT Industrial Trust, Inc.	349,621	2,608,173
DDR Corp.	308,138	4,927,127
DiamondRock Hospitality Co. (d)	202,906	2,319,216
Digital Realty Trust, Inc. (d)	137,080	6,475,659
Douglas Emmett, Inc. (d)	131,928	3,031,705

	Shares	Value
Duke Realty LP	350,539	$ 5,321,182
DuPont Fabros Technology, Inc. (d)	100,616	2,361,458
EastGroup Properties, Inc. (d)	24,180	1,465,066
Education Realty Trust, Inc.	122,580	1,066,446
Ellington Residential Mortgage REIT	7,146	115,980
EPR Properties	65,817	3,309,937
Equity Lifestyle Properties, Inc.	92,610	3,287,655
Equity One, Inc.	59,709	1,337,482
Equity Residential (SBI)	354,930	18,293,092
Essex Property Trust, Inc. (d)	38,906	5,906,320
Excel Trust, Inc.	44,534	521,938
Extra Space Storage, Inc.	105,767	4,433,753
Federal Realty Investment Trust (SBI) (d)	65,716	6,802,920
FelCor Lodging Trust, Inc. (a)	200,216	1,465,581
First Industrial Realty Trust, Inc. (d)	100,981	1,763,128
First Potomac Realty Trust	52,713	632,556
Five Oaks Investment Corp.	3,880	41,322
Franklin Street Properties Corp. (d)	99,285	1,276,805
General Growth Properties, Inc.	597,700	12,402,275
Getty Realty Corp.	23,628	435,464
Gladstone Commercial Corp.	10,709	192,655
Glimcher Realty Trust	157,267	1,527,063
Government Properties Income Trust (d)	51,672	1,281,982
Gramercy Property Trust, Inc. (a)	85,386	459,377
Gyrodyne Co. of America, Inc.	302	21,714
Hatteras Financial Corp. (d)	121,103	2,023,631
HCP, Inc.	494,745	18,191,774
Health Care REIT, Inc.	319,414	17,883,990
Healthcare Realty Trust, Inc. (d)	97,985	2,168,408
Healthcare Trust of America, Inc.	307,681	3,122,962
Hersha Hospitality Trust	166,640	954,847
Highwoods Properties, Inc. (SBI) (d)	89,662	3,220,659
Home Properties, Inc. (d)	55,955	2,942,114
Hospitality Properties Trust (SBI)	164,136	4,459,575
Host Hotels & Resorts, Inc.	784,704	14,446,401
Hudson Pacific Properties, Inc.	49,472	1,026,049
Inland Real Estate Corp.	85,277	924,403
Invesco Mortgage Capital, Inc.	135,801	2,050,595
Investors Real Estate Trust (d)	86,834	765,008
iStar Financial, Inc. (a)	71,516	921,126
JAVELIN Mortgage Investment Corp. (d)	12,977	160,136
Kilroy Realty Corp. (d)	91,661	4,615,131
Kimco Realty Corp.	418,673	8,633,037
Kite Realty Group Trust	133,192	872,408
LaSalle Hotel Properties (SBI) (d)	107,841	3,377,580
Lexington Corporate Properties Trust (d)	169,833	1,744,185
Liberty Property Trust (SBI)	140,907	4,563,978
LTC Properties, Inc.	32,625	1,256,389
Mack-Cali Realty Corp.	78,978	1,607,992
Medical Properties Trust, Inc.	160,702	2,122,873
MFA Financial, Inc.	486,658	3,547,737
Mid-America Apartment Communities, Inc.	78,844	4,749,563
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Monmouth Real Estate Investment Corp. Class A	35,864	$ 345,012
National Health Investors, Inc.	25,386	1,494,474
National Retail Properties, Inc. (d)	132,178	4,196,652
New York Mortgage Trust, Inc. (d)	61,040	427,890
NorthStar Realty Finance Corp. (d)	225,972	2,232,603
Omega Healthcare Investors, Inc. (d)	127,635	4,172,388
One Liberty Properties, Inc.	11,261	232,089
Parkway Properties, Inc.	37,894	693,081
Pebblebrook Hotel Trust (d)	62,979	1,910,153
Pennsylvania Real Estate Investment Trust (SBI)	59,632	1,072,780
PennyMac Mortgage Investment Trust	70,569	1,593,448
Physicians Realty Trust	13,134	156,951
Piedmont Office Realty Trust, Inc. Class A	174,747	2,862,356
Plum Creek Timber Co., Inc.	184,036	8,049,735
PMC Commercial Trust	8,500	73,270
Post Properties, Inc.	53,462	2,291,381
Potlatch Corp.	43,845	1,747,223
Power (REIT)	718	5,816
Prologis, Inc.	543,406	20,611,390
PS Business Parks, Inc.	20,583	1,612,061
Public Storage	155,298	23,714,005
RAIT Financial Trust (d)	83,839	688,318
Ramco-Gershenson Properties Trust (SBI) (d)	70,480	1,127,680
Rayonier, Inc.	131,343	5,793,540
Realty Income Corp.	217,537	8,290,335
Redwood Trust, Inc.	89,769	1,667,908
Regency Centers Corp.	90,033	4,217,146
Resource Capital Corp.	118,128	711,131
Retail Opportunity Investments Corp.	70,350	1,025,000
Retail Properties America, Inc.	250,044	3,333,087
Rexford Industrial Realty, Inc.	19,146	266,704
RLJ Lodging Trust	133,852	3,231,187
Rouse Properties, Inc. (d)	17,327	422,606
Ryman Hospitality Properties, Inc. (d)	49,860	2,087,638
Sabra Health Care REIT, Inc.	44,632	1,190,782
Saul Centers, Inc.	14,444	702,412
Select Income (REIT)	38,717	1,062,394
Senior Housing Properties Trust (SBI) (d)	181,318	4,106,853
Silver Bay Realty Trust Corp. (d)	27,839	445,702
Simon Property Group, Inc.	331,927	49,739,261
SL Green Realty Corp.	95,016	8,596,098
SoTHERLY Hotels, Inc.	2,721	14,802
Sovran Self Storage, Inc.	33,865	2,260,150
Spirit Realty Capital, Inc.	350,828	3,483,722
Stag Industrial, Inc.	38,576	836,328
Starwood Property Trust, Inc.	197,551	5,505,746
Strategic Hotel & Resorts, Inc. (a)(d)	334,781	2,989,594
Summit Hotel Properties, Inc.	63,807	579,368

	Shares	Value
Sun Communities, Inc.	36,167	$ 1,475,614
Sunstone Hotel Investors, Inc.	192,214	2,512,237
Supertel Hospitality, Inc., Maryland (a)	703	2,960
Tanger Factory Outlet Centers, Inc. (d)	92,363	3,054,444
Taubman Centers, Inc.	65,656	4,292,589
Terreno Realty Corp.	21,026	372,370
The Geo Group, Inc.	66,308	2,174,902
The Macerich Co.	163,662	9,318,914
Two Harbors Investment Corp.	449,289	4,155,923
UDR, Inc. (d)	279,578	6,505,780
UMH Properties, Inc.	10,346	99,529
Universal Health Realty Income Trust (SBI)	13,491	571,749
Urstadt Biddle Properties, Inc. Class A	26,585	506,710
Ventas, Inc.	322,025	18,300,681
Vornado Realty Trust	190,771	16,774,494
Washington REIT (SBI)	61,934	1,470,313
Weingarten Realty Investors (SBI)	108,015	3,082,748
Western Asset Mortgage Capital Corp. (d)	17,996	292,075
Weyerhaeuser Co.	632,865	19,068,222
Whitestone REIT Class B	2,558	34,252
Winthrop Realty Trust	32,907	380,405
WP Carey, Inc. (d)	56,109	3,521,962
ZAIS Financial Corp.	6,000	102,540
		663,209,811
Real Estate Management & Development - 0.2%
Alexander & Baldwin, Inc.	43,253	1,634,531
Altisource Portfolio Solutions SA	18,423	2,965,735
Altisource Residential Corp. Class B	37,476	1,043,707
American Spectrum Realty, Inc. (a)	1,984	3,968
AV Homes, Inc. (a)(d)	12,051	243,069
CBRE Group, Inc. (a)	310,765	7,532,944
Consolidated-Tomoka Land Co.	2,432	89,571
Forest City Enterprises, Inc. Class A (a)(d)	164,146	3,200,847
Forestar Group, Inc. (a)(d)	38,487	745,108
Gladstone Land Corp.	2,000	32,780
Howard Hughes Corp. (a)	34,443	3,930,635
Jones Lang LaSalle, Inc.	46,750	4,568,410
Kennedy-Wilson Holdings, Inc.	44,729	920,970
Maui Land & Pineapple, Inc. (a)(d)	31,310	134,946
Realogy Holdings Corp. (a)	156,395	7,411,559
Tejon Ranch Co. (a)	11,342	404,569
The St. Joe Co. (a)(d)	111,664	1,980,919
Thomas Properties Group, Inc.	22,789	157,472
Transcontinental Realty Investors, Inc. (a)	20,697	169,715
ZipRealty, Inc. (a)	19,987	120,522
		37,291,977
Thrifts & Mortgage Finance - 0.2%
Astoria Financial Corp.	69,632	973,455
Banc of California, Inc.	4,303	55,164
Bank Mutual Corp.	56,001	388,087
BankFinancial Corp.	19,300	187,982
BBX Capital Corp. (a)(d)	18,261	247,802
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Beneficial Mutual Bancorp, Inc. (a)	37,525	$ 394,013
Berkshire Hills Bancorp, Inc.	20,197	552,186
BofI Holding, Inc. (a)(d)	11,427	936,557
Brookline Bancorp, Inc., Delaware	86,924	794,485
Camco Financial Corp. (a)	10,386	66,367
Cape Bancorp, Inc.	2,611	26,345
Capitol Federal Financial, Inc.	194,739	2,348,552
Charter Financial Corp.	1,496	15,977
Chicopee Bancorp, Inc.	1,816	32,470
Clifton Savings Bancorp, Inc.	15,589	197,824
Dime Community Bancshares, Inc.	51,879	872,605
Doral Financial Corp. (a)	7,972	150,192
ESB Financial Corp.	9,498	136,296
ESSA Bancorp, Inc.	4,298	49,771
EverBank Financial Corp.	121,901	2,080,850
Farmer Mac Class C (non-vtg.)	8,894	311,379
First Defiance Financial Corp.	6,145	165,915
First Financial Northwest, Inc.	2,197	23,552
Flagstar Bancorp, Inc. (a)	37,206	682,730
Fox Chase Bancorp, Inc.	14,307	252,805
Franklin Financial Corp./VA	16,347	329,882
HF Financial Corp.	2,735	35,610
Hingham Institution for Savings	1,505	119,030
Home Loan Servicing Solutions Ltd.	65,442	1,522,835
HomeStreet, Inc.	7,892	166,995
Hudson City Bancorp, Inc.	532,335	4,972,009
IF Bancorp, Inc.	3,112	51,192
Impac Mortgage Holdings, Inc. (a)(d)	5,393	26,426
Kearny Financial Corp. (a)	2,196	22,926
Madison County Financial, Inc.	4,682	81,795
Meridian Interstate Bancorp, Inc. (a)	750	16,590
MGIC Investment Corp. (a)(d)	328,729	2,665,992
NASB Financial, Inc. (a)	1,203	36,090
Nationstar Mortgage Holdings, Inc. (a)(d)	18,397	729,073
New York Community Bancorp, Inc.	541,088	8,938,774
Northfield Bancorp, Inc.	23,534	305,942
Northwest Bancshares, Inc.	92,094	1,375,884
OceanFirst Financial Corp.	5,851	108,829
Ocwen Financial Corp. (a)	118,608	6,720,329
Oritani Financial Corp.	33,003	537,619
PennyMac Financial Services, Inc.	12,245	219,186
People's United Financial, Inc.	329,770	4,992,718
Peoples Federal Bancshares, Inc.	1,156	20,161
Poage Bankshares, Inc.	2,365	34,056
Provident Financial Holdings, Inc.	3,066	45,132
Provident Financial Services, Inc.	56,391	1,102,444
Radian Group, Inc. (d)	160,918	2,294,691
Riverview Bancorp, Inc. (a)	6,875	18,563
Rockville Financial, Inc.	26,525	395,753
Security National Financial Corp. Class A	9,669	48,248

	Shares	Value
Simplicity Bancorp, Inc.	10,338	$ 162,824
Territorial Bancorp, Inc.	13,244	316,399
TFS Financial Corp. (a)	149,374	1,750,663
Timberland Bancorp, Inc.	5,034	43,947
Tree.com, Inc.	3,275	98,807
Trustco Bank Corp., New York (d)	86,500	657,400
United Community Financial Corp. (a)	29,429	110,653
United Financial Bancorp, Inc.	9,158	180,687
Walker & Dunlop, Inc. (a)	10,954	177,674
Washington Federal, Inc.	99,759	2,333,363
Westfield Financial, Inc.	28,907	213,623
WSFS Financial Corp.	10,396	789,472
		56,713,647
TOTAL FINANCIALS		3,739,180,423
HEALTH CARE - 12.6%
Biotechnology - 2.6%
Aastrom Biosciences, Inc. (a)	3,923	17,065
ACADIA Pharmaceuticals, Inc. (a)(d)	82,586	1,923,428
Achillion Pharmaceuticals, Inc. (a)(d)	72,544	251,002
Acorda Therapeutics, Inc. (a)(d)	40,293	1,402,599
Aegerion Pharmaceuticals, Inc. (a)(d)	28,027	1,987,955
Agenus, Inc. (a)(d)	22,142	58,455
Agios Pharmaceuticals, Inc. (d)	7,262	127,448
Alexion Pharmaceuticals, Inc. (a)	209,967	26,140,892
Alkermes PLC (a)	151,179	6,104,608
Alnylam Pharmaceuticals, Inc. (a)(d)	51,923	3,177,688
AMAG Pharmaceuticals, Inc. (a)	31,420	770,733
Amgen, Inc.	812,274	92,664,218
Amicus Therapeutics, Inc. (a)(d)	25,384	62,191
Anacor Pharmaceuticals, Inc. (a)(d)	28,185	394,590
Anthera Pharmaceuticals, Inc. (a)	5,648	17,735
Arena Pharmaceuticals, Inc. (a)(d)	213,311	1,390,788
ARIAD Pharmaceuticals, Inc. (a)(d)	193,266	937,340
ArQule, Inc. (a)	65,290	158,655
Array BioPharma, Inc. (a)(d)	101,050	578,006
Arrowhead Research Corp. (a)	3,000	24,690
Athersys, Inc. (a)(d)	49,216	102,861
AVEO Pharmaceuticals, Inc. (a)	43,200	91,584
BioCryst Pharmaceuticals, Inc. (a)	40,934	264,024
Biogen Idec, Inc. (a)	252,885	73,581,948
BioMarin Pharmaceutical, Inc. (a)	152,829	10,756,105
Biospecifics Technologies Corp. (a)	1,441	31,976
Biota Pharmaceuticals, Inc.	5,848	24,796
BioTime, Inc. (a)(d)	32,076	127,983
Bluebird Bio, Inc. (d)	7,366	150,414
Cardium Therapeutics, Inc. (a)(d)	9,255	7,034
Catalyst Pharmaceutical Partners, Inc. (a)(d)	25,961	44,653
Cel-Sci Corp. (a)	28,340	22,953
Celgene Corp. (a)	436,431	70,601,443
Cell Therapeutics, Inc. (a)(d)	129,276	250,795
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Celldex Therapeutics, Inc. (a)(d)	77,285	$ 2,145,432
Cellular Dynamics International, Inc. (d)	4,597	71,299
Celsion Corp. (a)(d)	10,682	41,339
Cepheid, Inc. (a)(d)	80,169	3,641,276
Chelsea Therapeutics International Ltd. (a)(d)	75,408	291,829
ChemoCentryx, Inc. (a)(d)	15,137	78,258
Chimerix, Inc.	6,991	111,996
Cleveland Biolabs, Inc. (a)(d)	35,489	47,200
Clovis Oncology, Inc. (a)	21,285	1,283,060
Codexis, Inc. (a)	21,294	31,941
Conatus Pharmaceuticals, Inc.	7,362	46,970
Coronado Biosciences, Inc. (a)(d)	18,457	30,269
Cubist Pharmaceuticals, Inc. (d)	78,426	5,372,965
Cubist Pharmaceuticals, Inc. rights (a)	32,062	0
Curis, Inc. (a)(d)	69,058	220,986
Cyclacel Pharmaceuticals, Inc. (a)(d)	11,529	55,685
Cytokinetics, Inc. (a)(d)	26,522	172,128
Cytori Therapeutics, Inc. (a)(d)	69,588	189,279
CytRx Corp. (a)(d)	25,756	63,617
DARA BioSciences, Inc. (a)(d)	8,510	4,042
Dendreon Corp. (a)(d)	131,169	389,572
Discovery Laboratories, Inc. (a)	38,893	93,343
Durata Therapeutics, Inc. (a)(d)	10,654	131,257
Dyax Corp. (a)(d)	146,558	1,245,743
Dynavax Technologies Corp. (a)(d)	275,972	488,470
Emergent BioSolutions, Inc. (a)	25,651	575,865
Enanta Pharmaceuticals, Inc. (d)	3,858	104,282
EntreMed, Inc. (a)	289	468
Enzon Pharmaceuticals, Inc.	43,430	72,094
Epizyme, Inc. (d)	4,503	94,293
Esperion Therapeutics, Inc.	6,156	73,441
Exact Sciences Corp. (a)(d)	79,977	982,118
Exelixis, Inc. (a)(d)	160,939	938,274
Galectin Therapeutics, Inc. (a)(d)	13,518	110,848
Galena Biopharma, Inc. (a)(d)	76,040	305,681
Genomic Health, Inc. (a)(d)	18,393	647,066
GenVec, Inc. (a)(d)	8,140	13,431
Geron Corp. (a)	128,101	687,902
Gilead Sciences, Inc. (a)	1,646,748	123,193,218
GTx, Inc. (a)(d)	19,627	33,170
Halozyme Therapeutics, Inc. (a)(d)	112,522	1,660,825
Harvard Apparatus (a)	3,080	15,616
Heat Biologics, Inc. (d)	3,136	25,527
Hemispherx Biopharma, Inc. (a)	130,774	27,070
Hyperion Therapeutics, Inc. (a)(d)	5,781	147,647
iBio, Inc. (a)	40,361	15,902
Idenix Pharmaceuticals, Inc. (a)(d)	86,105	462,384
Idera Pharmaceuticals, Inc. (a)(d)	43,237	97,283
ImmunoCellular Therapeutics Ltd. (a)(d)	41,923	138,765
ImmunoGen, Inc. (a)(d)	90,051	1,308,441

	Shares	Value
Immunomedics, Inc. (a)(d)	54,782	$ 236,658
Incyte Corp. (a)(d)	153,547	7,155,290
Infinity Pharmaceuticals, Inc. (a)(d)	41,127	600,865
Inovio Pharmaceuticals, Inc. (a)(d)	175,405	368,351
Insmed, Inc. (a)(d)	32,411	525,058
Insys Therapeutics, Inc. (a)(d)	4,354	192,011
Intercept Pharmaceuticals, Inc. (a)	10,011	524,276
InterMune, Inc. (a)(d)	93,683	1,295,636
Intrexon Corp. (d)	13,260	303,521
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	100,990	1,153,306
Isis Pharmaceuticals, Inc. (a)(d)	119,101	4,616,355
IsoRay, Inc. (a)	31,040	15,961
Keryx Biopharmaceuticals, Inc. (a)(d)	75,386	1,047,112
KYTHERA Biopharmaceuticals, Inc. (a)(d)	13,619	530,869
Lexicon Pharmaceuticals, Inc. (a)(d)	482,347	1,157,633
Ligand Pharmaceuticals, Inc. Class B (a)(d)	23,017	1,281,587
Lpath, Inc. (a)	7,871	34,869
MannKind Corp. (a)(d)	147,967	738,355
Mast Therapeutics, Inc. (a)	29,390	13,137
Medgenics, Inc. (a)(d)	4,479	29,561
Medivation, Inc. (a)(d)	80,874	5,095,871
Merrimack Pharmaceuticals, Inc. (a)(d)	95,963	378,094
Metabolix, Inc. (a)(d)	41,636	46,632
MiMedx Group, Inc. (a)(d)	79,098	498,317
Momenta Pharmaceuticals, Inc. (a)(d)	43,036	765,610
Myriad Genetics, Inc. (a)(d)	87,108	2,591,463
Nanosphere, Inc. (a)(d)	36,229	83,327
Neuralstem, Inc. (a)(d)	54,208	146,904
Neurocrine Biosciences, Inc. (a)	50,654	497,422
NewLink Genetics Corp. (a)(d)	12,482	280,845
Novavax, Inc. (a)(d)	198,633	738,915
NPS Pharmaceuticals, Inc. (a)(d)	102,906	2,717,747
OncoGenex Pharmaceuticals, Inc. (a)(d)	10,565	90,753
OncoMed Pharmaceuticals, Inc. (d)	5,827	78,431
Onconova Therapeutics, Inc. (d)	6,241	91,555
Oncothyreon, Inc. (a)(d)	43,661	88,632
Opexa Therapeutics, Inc. (a)(d)	5,726	11,738
Opko Health, Inc. (a)(d)	254,677	2,684,296
Oragenics, Inc. (a)(d)	9,973	29,819
Orexigen Therapeutics, Inc. (a)(d)	77,934	532,289
Organovo Holdings, Inc. (a)(d)	69,396	616,236
Osiris Therapeutics, Inc. (a)	18,170	319,519
OvaScience, Inc. (a)	10,225	97,853
OXiGENE, Inc. (a)	561	1,520
Oxygen Biotherapeutics, Inc. (a)(d)	1,373	8,609
Palatin Technologies, Inc. (a)	9,275	6,629
PDL BioPharma, Inc. (d)	181,078	1,769,132
Peregrine Pharmaceuticals, Inc. (a)(d)	84,902	116,316
Pharmacyclics, Inc. (a)	74,587	9,287,573
PharmAthene, Inc. (a)(d)	51,372	96,579
Portola Pharmaceuticals, Inc. (d)	6,348	158,700
Progenics Pharmaceuticals, Inc. (a)(d)	45,935	235,187
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Prothena Corp. PLC (a)	18,701	$ 527,929
PTC Therapeutics, Inc. (a)	10,292	161,276
Puma Biotechnology, Inc. (a)	28,653	1,426,633
Raptor Pharmaceutical Corp. (a)(d)	62,748	871,570
Receptos, Inc.	5,655	130,857
Regeneron Pharmaceuticals, Inc. (a)	83,342	24,490,880
Regulus Therapeutics, Inc. (a)	11,075	69,662
Repligen Corp. (a)(d)	22,058	297,121
Rexahn Pharmaceuticals, Inc. (a)(d)	45,000	17,775
Rigel Pharmaceuticals, Inc. (a)(d)	75,480	200,777
Sangamo Biosciences, Inc. (a)(d)	44,798	546,984
Sarepta Therapeutics, Inc. (a)(d)	31,642	589,807
Seattle Genetics, Inc. (a)(d)	128,581	5,283,393
SIGA Technologies, Inc. (a)(d)	72,968	257,577
Spectrum Pharmaceuticals, Inc. (d)	41,659	401,176
StemCells, Inc. (a)(d)	41,468	49,762
Stemline Therapeutics, Inc.	10,674	220,525
Sunesis Pharmaceuticals, Inc. (a)(d)	32,643	164,847
Synageva BioPharma Corp. (a)(d)	21,459	1,296,338
Synergy Pharmaceuticals, Inc. (a)(d)	111,018	509,573
Synta Pharmaceuticals Corp. (a)(d)	35,423	179,595
Synthetic Biologics, Inc. (a)	46,314	59,282
Targacept, Inc. (a)(d)	18,977	109,118
Telik, Inc. (a)	380	464
TESARO, Inc. (a)(d)	12,275	478,725
Tetraphase Pharmaceuticals, Inc.	10,243	120,458
TG Therapeutics, Inc. (a)	7,226	31,867
Theravance, Inc. (a)(d)	88,275	3,333,264
Threshold Pharmaceuticals, Inc. (a)	37,822	186,462
Trovagene, Inc. (a)(d)	4,592	26,358
United Therapeutics Corp. (a)(d)	48,248	4,453,773
Vanda Pharmaceuticals, Inc. (a)(d)	44,094	517,664
Verastem, Inc. (a)	13,711	145,062
Vertex Pharmaceuticals, Inc. (a)	249,734	17,336,534
Vical, Inc. (a)(d)	65,666	76,173
XOMA Corp. (a)(d)	72,501	346,555
Zalicus, Inc. (a)	17,476	21,146
ZIOPHARM Oncology, Inc. (a)(d)	79,220	331,140
		559,479,248
Health Care Equipment & Supplies - 2.1%
Abaxis, Inc. (d)	23,291	838,010
Abbott Laboratories	1,669,327	63,751,598
Abiomed, Inc. (a)	36,354	1,039,361
Accuray, Inc. (a)(d)	58,561	467,317
Alere, Inc. (a)	93,479	3,058,633
Align Technology, Inc. (a)(d)	76,057	4,155,754
Alphatec Holdings, Inc. (a)	36,801	73,234
Analogic Corp.	12,756	1,232,485
Angiodynamics, Inc. (a)	26,377	407,525
Anika Therapeutics, Inc. (a)	9,287	319,008
Antares Pharma, Inc. (a)(d)	97,369	383,634

	Shares	Value
ArthroCare Corp. (a)	25,787	$ 972,686
Atossa Genetics, Inc.	789	1,823
Atricure, Inc. (a)	12,717	199,148
Atrion Corp.	1,172	329,895
Bacterin International Holdings, Inc. (a)(d)	9,747	3,949
Baxano Surgical, Inc. (a)(d)	18,036	18,397
Baxter International, Inc.	576,479	39,459,988
Becton, Dickinson & Co.	213,454	23,178,970
BioLase Technology, Inc. (d)	30,861	54,933
Boston Scientific Corp. (a)	1,407,024	16,293,338
BSD Medical Corp. (a)(d)	46,363	61,199
C.R. Bard, Inc.	84,581	11,746,609
Cantel Medical Corp.	48,934	1,826,217
Cardica, Inc. (a)	23,778	24,729
Cardiovascular Systems, Inc. (a)(d)	19,652	652,446
CareFusion Corp. (a)	231,213	9,213,838
Cerus Corp. (a)(d)	66,771	446,698
CONMED Corp.	26,543	1,080,566
Covidien PLC	501,732	34,248,226
Cryolife, Inc.	20,961	231,619
Cutera, Inc. (a)	15,449	145,993
Cyberonics, Inc. (a)(d)	26,017	1,787,888
Cynosure, Inc. Class A (a)	17,160	444,272
Delcath Systems, Inc. (a)(d)	119,898	37,756
DENTSPLY International, Inc.	147,347	7,007,823
Derma Sciences, Inc. (a)	7,901	91,652
DexCom, Inc. (a)(d)	65,323	2,161,538
Echo Therapeutics, Inc. (a)(d)	2,009	7,694
Edwards Lifesciences Corp. (a)	115,426	7,563,866
Endologix, Inc. (a)(d)	68,176	1,218,305
EnteroMedics, Inc. (a)(d)	53,456	71,096
ERBA Diagnostics, Inc. (a)(d)	3,094	6,436
Exactech, Inc. (a)	3,102	77,178
Fonar Corp. (a)	719	13,877
Genmark Diagnostics, Inc. (a)(d)	33,235	395,497
Globus Medical, Inc. (a)(d)	81,315	1,566,127
Greatbatch, Inc. (a)	22,320	906,862
Haemonetics Corp. (a)(d)	65,465	2,766,551
Hansen Medical, Inc. (a)(d)	48,696	91,548
HeartWare International, Inc. (a)(d)	13,447	1,296,291
Hill-Rom Holdings, Inc.	58,209	2,410,435
Hologic, Inc. (a)(d)	281,683	6,306,882
ICU Medical, Inc. (a)(d)	17,344	1,139,241
IDEXX Laboratories, Inc. (a)(d)	54,321	5,658,075
Insulet Corp. (a)(d)	55,000	2,036,100
Integra LifeSciences Holdings Corp. (a)(d)	24,422	1,134,402
Intuitive Surgical, Inc. (a)	43,523	16,403,819
Invacare Corp. (d)	28,414	636,474
Kewaunee Scientific Corp.	1,376	24,740
LeMaitre Vascular, Inc.	3,845	31,683
MAKO Surgical Corp. (a)	45,753	1,370,760
Masimo Corp. (d)	62,689	1,794,786
Medical Action Industries, Inc. (a)	18,788	161,577
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Medtronic, Inc.	1,057,302	$ 60,604,551
MELA Sciences, Inc. (a)(d)	40,114	27,278
Meridian Bioscience, Inc. (d)	35,455	871,484
Merit Medical Systems, Inc. (a)	38,544	630,965
Misonix, Inc. (a)	2,579	14,829
Natus Medical, Inc. (a)	24,629	567,206
Navidea Biopharmaceuticals, Inc. (a)(d)	114,446	185,403
Neogen Corp. (a)	37,855	1,925,684
NuVasive, Inc. (a)(d)	44,714	1,486,741
NxStage Medical, Inc. (a)	54,843	559,947
OraSure Technologies, Inc. (a)	46,551	286,289
Orthofix International NV (a)	16,427	355,316
PhotoMedex, Inc. (a)(d)	6,551	79,791
Quidel Corp. (a)(d)	35,813	901,055
ResMed, Inc. (d)	155,104	7,570,626
Retractable Technologies, Inc. (a)	5,248	14,012
Rockwell Medical Technologies, Inc. (a)(d)	40,985	599,611
RTI Biologics, Inc. (a)	29,474	90,780
Sirona Dental Systems, Inc. (a)(d)	67,791	4,662,665
Solta Medical, Inc. (a)	40,698	81,396
St. Jude Medical, Inc.	311,918	18,222,250
Staar Surgical Co. (a)	22,695	286,411
Stereotaxis, Inc. (a)	3,270	10,922
Steris Corp.	82,536	3,808,211
Stryker Corp.	315,145	23,453,091
SurModics, Inc. (a)	19,525	470,943
Symmetry Medical, Inc. (a)	29,367	288,090
Synergetics U.S.A., Inc. (a)	3,622	14,886
TearLab Corp. (a)(d)	17,390	162,944
Teleflex, Inc. (d)	40,744	4,005,543
The Cooper Companies, Inc. (d)	58,635	7,724,575
The Spectranetics Corp. (a)	40,582	943,937
ThermoGenesis Corp. (a)(d)	15,844	11,883
Thoratec Corp. (a)	57,172	2,250,862
Tornier NV (a)	21,770	393,819
Unilife Corp. (a)(d)	77,508	344,911
Uroplasty, Inc. (a)	1,597	4,919
Varian Medical Systems, Inc. (a)	116,002	9,053,956
Vascular Solutions, Inc. (a)	2,125	44,306
Vermillion, Inc. (a)	5,249	12,545
Volcano Corp. (a)(d)	51,974	1,183,448
West Pharmaceutical Services, Inc.	83,154	4,151,048
Wright Medical Group, Inc. (a)(d)	47,593	1,418,747
Zeltiq Aesthetics, Inc. (a)	23,737	416,347
Zimmer Holdings, Inc.	182,361	16,669,619
		459,402,899
Health Care Providers & Services - 2.2%
Acadia Healthcare Co., Inc. (a)(d)	44,959	2,077,106
Accretive Health, Inc. (a)(d)	42,994	364,589
Aetna, Inc.	392,520	27,056,404
Air Methods Corp. (d)	37,158	2,079,362

	Shares	Value
Alliance Healthcare Services, Inc. (a)	17,141	$ 495,032
Almost Family, Inc.	9,932	277,103
Amedisys, Inc. (a)(d)	30,453	495,775
AmerisourceBergen Corp.	242,456	17,100,422
AMN Healthcare Services, Inc. (a)	76,320	1,059,322
AmSurg Corp. (a)	32,040	1,548,173
Bio-Reference Laboratories, Inc. (a)(d)	31,917	931,976
BioScrip, Inc. (a)	61,696	420,150
BioTelemetry, Inc. (a)	34,161	358,349
Brookdale Senior Living, Inc. (a)	93,728	2,733,108
Capital Senior Living Corp. (a)	26,619	594,402
Cardinal Health, Inc.	358,352	23,149,539
Centene Corp. (a)(d)	59,283	3,540,974
Chemed Corp. (d)	19,372	1,509,660
Chindex International, Inc. (a)	9,187	157,006
Cigna Corp.	313,010	27,372,725
Community Health Systems, Inc.	114,654	4,729,478
Corvel Corp. (a)	17,696	819,148
Cross Country Healthcare, Inc. (a)	40,427	308,862
DaVita, Inc. (a)	186,505	11,106,373
Emeritus Corp. (a)	35,427	797,462
Envision Healthcare Holdings, Inc.	72,467	2,146,473
ExamWorks Group, Inc. (a)(d)	20,990	619,415
Express Scripts Holding Co. (a)	874,041	58,866,661
Five Star Quality Care, Inc. (a)	32,241	158,948
Gentiva Health Services, Inc. (a)	24,132	298,030
Hanger, Inc. (a)	33,622	1,305,878
HCA Holdings, Inc.	323,852	15,033,210
Health Management Associates, Inc. Class A (a)(d)	266,405	3,487,241
Health Net, Inc. (a)	90,547	2,766,211
HealthSouth Corp.	85,304	3,053,030
Healthways, Inc. (a)(d)	33,821	473,832
Henry Schein, Inc. (a)(d)	98,971	11,282,694
Hooper Holmes, Inc. (a)	6,267	3,384
Humana, Inc.	168,388	17,510,668
IPC The Hospitalist Co., Inc. (a)(d)	20,567	1,293,253
Kindred Healthcare, Inc.	51,719	870,948
Laboratory Corp. of America Holdings (a)(d)	96,901	9,869,367
Landauer, Inc. (d)	14,935	791,555
LCA-Vision, Inc. (a)	27,238	102,960
LHC Group, Inc. (a)	12,810	304,238
LifePoint Hospitals, Inc. (a)	49,772	2,549,820
Magellan Health Services, Inc. (a)	25,186	1,541,383
McKesson Corp.	241,220	40,015,986
MEDNAX, Inc. (a)(d)	55,137	6,109,180
Molina Healthcare, Inc. (a)(d)	24,412	820,243
MWI Veterinary Supply, Inc. (a)(d)	13,354	2,432,698
National Healthcare Corp.	6,159	343,672
National Research Corp.:
Class A (a)	960	17,578
Class B (d)	3,356	114,742
NeoStem, Inc. (a)(d)	15,337	98,157
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Omnicare, Inc. (d)	104,008	$ 5,957,578
Owens & Minor, Inc. (d)	59,970	2,289,055
Patterson Companies, Inc.	78,096	3,240,203
PDI, Inc. (a)	1,365	6,989
PharMerica Corp. (a)	29,176	658,794
Providence Service Corp. (a)	13,245	363,178
Quest Diagnostics, Inc.	161,387	9,834,924
RadNet, Inc. (a)	27,076	54,152
Select Medical Holdings Corp.	68,408	592,413
Sharps Compliance Corp. (a)(d)	5,184	24,417
Skilled Healthcare Group, Inc. (a)	27,157	139,587
Team Health Holdings, Inc. (a)	79,380	3,709,427
Tenet Healthcare Corp. (a)(d)	109,083	4,706,931
The Ensign Group, Inc.	15,558	702,755
Triple-S Management Corp. (a)	20,220	409,657
U.S. Physical Therapy, Inc.	11,240	379,462
UnitedHealth Group, Inc.	1,088,324	81,058,372
Universal American Spin Corp.	33,569	259,488
Universal Health Services, Inc. Class B	92,057	7,588,259
VCA Antech, Inc. (a)	87,077	2,607,956
Wellcare Health Plans, Inc. (a)	52,863	3,927,721
WellPoint, Inc.	327,161	30,386,714
		474,261,987
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)	176,070	2,630,486
athenahealth, Inc. (a)(d)	38,817	5,091,626
Authentidate Holding Corp. (a)	816	1,297
Cerner Corp. (a)(d)	317,132	18,225,576
CollabRx, Inc. (a)	87	361
Computer Programs & Systems, Inc.	21,937	1,349,564
HealthStream, Inc. (a)(d)	34,016	1,144,298
HMS Holdings Corp. (a)(d)	102,544	2,349,283
MedAssets, Inc. (a)	61,276	1,319,885
Medidata Solutions, Inc. (a)	26,465	3,146,953
Merge Healthcare, Inc. (a)(d)	37,852	88,574
Omnicell, Inc. (a)	25,141	609,669
Quality Systems, Inc.	52,869	1,235,020
Vocera Communications, Inc. (a)(d)	5,171	91,889
		37,284,481
Life Sciences Tools & Services - 0.6%
Accelerate Diagnostics, Inc. (a)(d)	24,477	331,419
Affymetrix, Inc. (a)	55,779	473,564
Agilent Technologies, Inc.	366,572	19,637,262
Albany Molecular Research, Inc. (a)(d)	23,897	288,676
Apricus Biosciences, Inc. (a)(d)	18,211	35,876
BG Medicine, Inc. (a)	3,134	1,881
Bio-Rad Laboratories, Inc. Class A (a)	21,919	2,687,708
Bruker BioSciences Corp. (a)	117,243	2,267,480
Cambrex Corp. (a)	26,613	518,954

	Shares	Value
Charles River Laboratories International, Inc. (a)	45,219	$ 2,359,075
Covance, Inc. (a)(d)	54,297	4,581,581
Enzo Biochem, Inc. (a)	14,697	36,155
Fluidigm Corp. (a)(d)	33,180	1,054,460
Furiex Pharmaceuticals, Inc. (a)(d)	9,211	414,495
Harvard Bioscience, Inc. (a)	12,320	56,179
Illumina, Inc. (a)(d)	131,686	12,905,228
Life Technologies Corp. (a)	171,815	13,006,396
Luminex Corp. (a)	39,871	780,275
Mettler-Toledo International, Inc. (a)(d)	30,026	7,403,511
Nanostring Technologies, Inc.	6,707	79,210
NeoGenomics, Inc. (a)	21,535	75,373
Pacific Biosciences of California, Inc. (a)	41,271	174,576
PAREXEL International Corp. (a)(d)	64,767	2,669,696
PerkinElmer, Inc.	134,059	5,099,604
pSivida Corp. (a)(d)	25,265	73,774
Quintiles Transnational Holdings, Inc.	25,574	1,104,541
Sequenom, Inc. (a)(d)	91,772	241,360
Techne Corp.	39,549	3,383,021
Thermo Fisher Scientific, Inc.	385,192	38,846,613
Waters Corp. (a)	90,863	9,043,594
		129,631,537
Pharmaceuticals - 4.9%
AbbVie, Inc.	1,716,444	83,161,712
AcelRx Pharmaceuticals, Inc. (a)(d)	17,182	168,040
Actavis PLC (a)	191,428	31,216,164
Acura Pharmaceuticals, Inc. (a)(d)	2,885	4,962
Akorn, Inc. (a)(d)	79,308	2,042,181
Alexza Pharmaceuticals, Inc. (a)(d)	13,886	68,597
Alimera Sciences, Inc. (a)(d)	3,741	9,427
Allergan, Inc.	319,977	31,053,768
Ampio Pharmaceuticals, Inc. (a)(d)	26,020	206,339
ANI Pharmaceuticals, Inc. (a)	3,574	50,822
Aratana Therapeutics, Inc.	7,153	141,629
AstraZeneca PLC rights (a)	7,692	0
Auxilium Pharmaceuticals, Inc. (a)(d)	49,047	1,001,049
AVANIR Pharmaceuticals Class A (a)(d)	141,865	629,881
Biodel, Inc. (a)(d)	8,109	18,245
Biodelivery Sciences International, Inc. (a)	15,298	73,430
Bristol-Myers Squibb Co.	1,769,639	90,924,052
Cadence Pharmaceuticals, Inc. (a)	43,831	395,356
Cempra, Inc. (a)	9,089	117,521
Columbia Laboratories, Inc. (a)	5,322	34,220
Corcept Therapeutics, Inc. (a)(d)	36,105	77,626
Cornerstone Therapeutics, Inc. (a)	11,437	108,537
Cumberland Pharmaceuticals, Inc. (a)(d)	7,158	35,647
DepoMed, Inc. (a)(d)	51,564	454,794
Durect Corp. (a)	121,504	212,632
Eli Lilly & Co.	1,048,961	52,678,821
Endo Health Solutions, Inc. (a)(d)	127,698	8,580,029
Endocyte, Inc. (a)(d)	47,373	546,684
Forest Laboratories, Inc. (a)	266,566	13,677,501
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Hi-Tech Pharmacal Co., Inc.	12,868	$ 558,857
Horizon Pharma, Inc. (a)(d)	37,555	271,147
Hospira, Inc. (a)	171,244	6,731,602
Impax Laboratories, Inc. (a)	76,645	1,842,546
Jazz Pharmaceuticals PLC (a)(d)	64,644	7,558,176
Johnson & Johnson	2,987,564	282,802,808
Lannett Co., Inc. (a)(d)	27,670	817,372
Mallinckrodt PLC (a)(d)	57,619	2,993,883
Merck & Co., Inc.	3,115,377	155,239,236
Mylan, Inc. (a)	398,743	17,596,529
Nektar Therapeutics (a)(d)	110,915	1,393,092
NuPathe, Inc. (a)(d)	18,258	37,064
Ocera Therapeutics, Inc. (a)	890	9,612
Omeros Corp. (a)(d)	20,009	157,871
Pacira Pharmaceuticals, Inc. (a)	42,514	2,346,348
Pain Therapeutics, Inc.	34,536	158,175
Pernix Therapeutics Holdings, Inc. (a)(d)	8,953	24,800
Perrigo Co.	101,089	15,758,764
Pfizer, Inc.	7,046,701	223,591,823
Pozen, Inc.	23,223	183,462
Questcor Pharmaceuticals, Inc. (d)	59,227	3,435,758
Repros Therapeutics, Inc. (a)(d)	21,711	372,344
Sagent Pharmaceuticals, Inc. (a)	25,120	570,475
Salix Pharmaceuticals Ltd. (a)(d)	73,563	6,238,878
Santarus, Inc. (a)(d)	65,454	2,106,310
SciClone Pharmaceuticals, Inc. (a)(d)	46,113	225,031
Sucampo Pharmaceuticals, Inc. Class A (a)	39,776	295,933
Supernus Pharmaceuticals, Inc. (a)(d)	9,151	66,162
The Medicines Company (a)	62,024	2,270,699
TherapeuticsMD, Inc. (a)(d)	93,850	458,927
Transcept Pharmaceuticals, Inc. (a)	2,494	8,953
Ventrus Biosciences, Inc. (a)	6,995	21,125
ViroPharma, Inc. (a)	75,723	3,749,046
VIVUS, Inc. (a)(d)	111,051	1,112,731
XenoPort, Inc. (a)(d)	57,569	307,418
Zoetis, Inc. Class A	534,687	16,655,500
Zogenix, Inc. (a)(d)	115,304	372,432
		1,076,030,555
TOTAL HEALTH CARE		2,736,090,707
INDUSTRIALS - 11.4%
Aerospace & Defense - 2.5%
AAR Corp.	45,448	1,418,887
AeroVironment, Inc. (a)(d)	21,575	650,918
Alliant Techsystems, Inc.	36,077	4,373,615
American Science & Engineering, Inc.	13,204	946,199
API Technologies Corp. (a)(d)	22,349	84,926
Ascent Solar Technologies, Inc. (a)(d)	33,082	26,135
Astronics Corp. (a)	10,773	563,320

	Shares	Value
Astronics Corp. Class B	2,154	$ 112,094
Astrotech Corp. (a)	8,707	12,103
BE Aerospace, Inc. (a)	108,614	9,449,418
Breeze Industrial Products Corp. (a)	1,281	11,913
CPI Aerostructures, Inc. (a)(d)	3,805	55,743
Cubic Corp.	23,380	1,310,215
Curtiss-Wright Corp.	45,438	2,397,763
DigitalGlobe, Inc. (a)	70,420	2,788,632
Ducommun, Inc. (a)	15,643	396,394
Engility Holdings, Inc. (a)(d)	14,341	456,761
Erickson Air-Crane, Inc. (a)(d)	6,239	117,979
Esterline Technologies Corp. (a)	30,025	2,642,801
Exelis, Inc.	193,690	3,422,502
GenCorp, Inc. (non-vtg.) (a)(d)	89,447	1,640,458
General Dynamics Corp.	358,880	32,894,941
HEICO Corp. (d)	25,580	1,460,106
HEICO Corp. Class A	45,413	1,882,369
Hexcel Corp. (a)	105,445	4,632,199
Honeywell International, Inc.	838,563	74,221,211
Huntington Ingalls Industries, Inc.	51,071	4,199,568
Innovative Solutions & Support, Inc. (d)	21,878	168,461
KEYW Holding Corp. (a)(d)	21,302	263,932
Kratos Defense & Security Solutions, Inc. (a)(d)	44,930	300,582
L-3 Communications Holdings, Inc.	103,771	10,736,148
LMI Aerospace, Inc. (a)	6,877	87,269
Lockheed Martin Corp.	285,466	40,441,968
Micronet Enertec Technologies, Inc. (a)	3,018	12,102
Moog, Inc. Class A (a)	46,839	3,216,434
National Presto Industries, Inc. (d)	4,216	322,988
Northrop Grumman Corp.	259,788	29,272,912
Orbital Sciences Corp. (a)	52,375	1,229,765
Precision Castparts Corp.	158,792	41,039,792
Raytheon Co.	359,484	31,879,041
Rockwell Collins, Inc.	149,774	10,893,063
SIFCO Industries, Inc.	891	21,928
Sparton Corp. (a)	3,920	100,979
Spirit AeroSystems Holdings, Inc. Class A (a)	98,651	3,219,969
Sypris Solutions, Inc.	16,848	47,174
Taser International, Inc. (a)	58,908	1,012,629
Teledyne Technologies, Inc. (a)	37,661	3,492,305
Textron, Inc.	300,942	10,000,303
The Boeing Co.	740,522	99,415,079
TransDigm Group, Inc.	52,979	8,292,273
Triumph Group, Inc.	54,560	4,034,166
United Technologies Corp.	894,143	99,124,693
		550,795,125
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (a)	108,399	843,344
Atlas Air Worldwide Holdings, Inc. (a)	36,312	1,394,381
C.H. Robinson Worldwide, Inc. (d)	169,940	9,963,582
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
Echo Global Logistics, Inc. (a)	11,731	$ 241,424
Expeditors International of Washington, Inc.	229,912	9,987,377
FedEx Corp.	315,741	43,793,277
Forward Air Corp.	32,196	1,390,867
Hub Group, Inc. Class A (a)(d)	34,129	1,284,274
Pacer International, Inc. (a)	35,751	324,619
Park-Ohio Holdings Corp. (a)	6,346	270,213
Radiant Logistics, Inc. (a)	14,104	30,606
United Parcel Service, Inc. Class B	775,827	79,429,168
UTI Worldwide, Inc. (d)	92,577	1,463,642
XPO Logistics, Inc. (a)(d)	22,324	512,559
		150,929,333
Airlines - 0.4%
Alaska Air Group, Inc.	74,312	5,777,015
Allegiant Travel Co.	24,598	2,722,999
Delta Air Lines, Inc.	887,701	25,725,575
Hawaiian Holdings, Inc. (a)(d)	71,807	654,880
JetBlue Airways Corp. (a)(d)	285,846	2,541,171
Republic Airways Holdings, Inc. (a)	81,894	922,126
SkyWest, Inc.	63,299	1,069,753
Southwest Airlines Co.	718,922	13,364,760
Spirit Airlines, Inc. (a)	72,448	3,323,190
U.S. Airways Group, Inc. (a)(d)	192,308	4,515,392
United Continental Holdings, Inc. (a)	370,456	14,540,398
		75,157,259
Building Products - 0.2%
A.O. Smith Corp.	73,846	3,998,761
AAON, Inc.	50,511	1,554,223
American Woodmark Corp. (a)	9,343	337,142
Apogee Enterprises, Inc. (d)	33,247	1,190,908
Armstrong World Industries, Inc. (a)	49,085	2,611,322
Builders FirstSource, Inc. (a)	87,836	619,244
Fortune Brands Home & Security, Inc.	177,871	7,755,176
Gibraltar Industries, Inc. (a)	56,316	996,793
Griffon Corp.	38,833	499,392
Insteel Industries, Inc.	19,643	390,306
Lennox International, Inc.	51,841	4,271,698
Masco Corp.	405,986	9,102,206
NCI Building Systems, Inc. (a)	22,930	388,205
Nortek, Inc. (a)	12,474	911,101
Owens Corning (a)	130,235	5,100,003
Patrick Industries, Inc. (a)	10,446	326,438
PGT, Inc. (a)	39,227	392,270
Ply Gem Holdings, Inc. (d)	16,220	284,499
Quanex Building Products Corp. (d)	44,676	797,020
Simpson Manufacturing Co. Ltd. (d)	40,648	1,475,522
Trex Co., Inc. (a)(d)	13,121	949,829

	Shares	Value
Universal Forest Products, Inc.	26,737	$ 1,389,522
USG Corp. (a)(d)	96,486	2,642,752
		47,984,332
Commercial Services & Supplies - 0.7%
ABM Industries, Inc.	53,056	1,475,487
ACCO Brands Corp. (a)(d)	120,265	723,995
Acorn Energy, Inc.	16,876	64,466
ADT Corp. (d)	218,622	8,867,308
ARC Document Solutions, Inc. (a)	46,203	397,808
Casella Waste Systems, Inc. Class A (a)	64,851	387,160
CECO Environmental Corp.	21,126	336,537
Cenveo, Inc. (a)	104,135	357,183
Cintas Corp.	112,418	6,239,199
Clean Harbors, Inc. (a)(d)	65,972	3,481,342
Consolidated Graphics, Inc. (a)	14,819	954,492
Copart, Inc. (a)	124,595	4,289,806
Courier Corp.	17,378	325,316
Covanta Holding Corp.	125,817	2,252,124
Deluxe Corp.	54,408	2,703,534
EnerNOC, Inc. (a)(d)	25,460	436,639
Ennis, Inc.	21,290	394,717
Fuel Tech, Inc. (a)	51,934	374,444
G&K Services, Inc. Class A	16,380	986,404
Healthcare Services Group, Inc. (d)	78,269	2,269,018
Heritage-Crystal Clean, Inc. (a)(d)	7,679	142,906
Herman Miller, Inc.	61,359	1,957,966
HNI Corp.	49,416	1,958,850
Hudson Technologies, Inc. (a)(d)	5,394	13,593
Industrial Services of America, Inc. (a)(d)	1,620	4,212
InnerWorkings, Inc. (a)(d)	28,532	196,300
Interface, Inc.	56,426	1,131,341
Intersections, Inc.	12,865	99,575
Iron Mountain, Inc.	183,385	5,156,786
KAR Auction Services, Inc.	146,171	4,032,858
Kimball International, Inc. Class B	19,593	291,740
Knoll, Inc.	38,287	679,594
McGrath RentCorp.	17,562	682,986
Metalico, Inc. (a)(d)	55,605	97,865
Mine Safety Appliances Co.	32,465	1,617,406
Mobile Mini, Inc. (d)	36,488	1,474,115
Multi-Color Corp.	7,946	301,233
NL Industries, Inc.	6,707	78,271
Performant Financial Corp. (a)	31,038	325,589
Perma-Fix Environmental Services, Inc. (a)	6,937	23,586
Pitney Bowes, Inc. (d)	221,034	5,121,358
Quad/Graphics, Inc.	22,071	574,950
R.R. Donnelley & Sons Co. (d)	200,561	3,710,379
Republic Services, Inc.	307,369	10,730,252
Rollins, Inc.	77,845	2,189,780
Schawk, Inc. Class A	4,209	63,051
Standard Parking Corp. (a)(d)	5,698	139,259
Standard Register Co. (a)	3,970	24,971
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Steelcase, Inc. Class A	74,937	$ 1,223,721
Stericycle, Inc. (a)	95,694	11,242,131
Swisher Hygiene, Inc. (Canada) (a)	177,418	93,499
Team, Inc. (a)(d)	18,138	742,207
Tetra Tech, Inc. (a)	66,137	1,890,857
The Brink's Co.	40,696	1,364,537
TRC Companies, Inc. (a)	13,255	103,654
Tyco International Ltd.	530,926	20,249,518
U.S. Ecology, Inc.	25,366	976,084
UniFirst Corp.	14,494	1,481,867
United Stationers, Inc.	42,632	1,917,587
Viad Corp.	19,833	535,491
Virco Manufacturing Co. (a)	2,682	5,525
Waste Connections, Inc.	133,306	5,857,466
Waste Management, Inc.	506,566	23,139,935
West Corp.	20,707	476,882
		151,438,712
Construction & Engineering - 0.3%
AECOM Technology Corp. (a)	100,199	2,911,783
Aegion Corp. (a)(d)	40,317	877,701
Ameresco, Inc. Class A (a)	38,199	350,667
Argan, Inc.	7,465	175,054
Chicago Bridge & Iron Co. NV	111,736	8,567,916
Comfort Systems U.S.A., Inc.	43,738	896,629
Dycom Industries, Inc. (a)	25,959	734,640
EMCOR Group, Inc.	78,469	3,117,573
Fluor Corp.	170,796	13,289,637
Foster Wheeler AG (a)(d)	112,721	3,418,828
Furmanite Corp. (a)	40,654	459,390
Goldfield Corp. (d)	41,171	84,401
Granite Construction, Inc. (d)	31,641	988,781
Great Lakes Dredge & Dock Corp. (d)	55,973	498,719
Integrated Electrical Services, Inc. (a)	13,442	61,296
Jacobs Engineering Group, Inc. (a)	136,059	8,132,246
KBR, Inc.	162,921	5,511,617
Layne Christensen Co. (a)(d)	24,456	407,192
MasTec, Inc. (a)(d)	53,941	1,707,233
MYR Group, Inc. (a)	25,270	642,111
Northwest Pipe Co. (a)	12,188	475,088
Orion Marine Group, Inc. (a)	21,656	257,057
Pike Corp.	29,417	309,173
Primoris Services Corp.	27,169	781,380
Quanta Services, Inc. (a)	244,181	7,230,199
Sterling Construction Co., Inc. (a)	31,847	387,578
Tutor Perini Corp. (a)	46,969	1,150,271
UniTek Global Services, Inc. (a)	18,062	28,899
URS Corp.	82,388	4,281,704
		67,734,763
Electrical Equipment - 0.8%
Active Power, Inc. (a)	10,523	29,570

	Shares	Value
Acuity Brands, Inc. (d)	52,894	$ 5,423,222
Allied Motion Technologies, Inc.	4,209	50,592
Altair Nanotechnologies, Inc. (a)(d)	10,605	46,132
American Superconductor Corp. (a)(d)	126,771	206,637
AMETEK, Inc.	270,508	13,314,404
AZZ, Inc. (d)	24,628	1,203,817
Babcock & Wilcox Co. (d)	118,199	3,837,922
Brady Corp. Class A	43,963	1,377,361
Broadwind Energy, Inc. (a)	15,938	105,191
Capstone Turbine Corp. (a)(d)	814,128	968,812
Coleman Cable, Inc.	5,164	126,776
Eaton Corp. PLC	522,213	37,943,997
Emerson Electric Co.	754,591	50,550,051
Encore Wire Corp.	23,059	1,158,023
EnerSys	48,550	3,464,043
Enphase Energy, Inc. (a)(d)	22,269	161,450
Espey Manufacturing & Electronics Corp.	2,015	66,354
Franklin Electric Co., Inc.	34,786	1,547,977
FuelCell Energy, Inc. (a)(d)	246,058	339,560
Generac Holdings, Inc. (d)	68,212	3,632,971
General Cable Corp. (d)	55,434	1,615,347
Global Power Equipment Group, Inc.	10,454	204,167
GrafTech International Ltd. (a)(d)	132,891	1,530,904
Hubbell, Inc. Class B	60,658	6,545,605
II-VI, Inc. (a)	56,117	917,513
LSI Industries, Inc.	24,011	208,656
MagneTek, Inc. (a)	2,664	53,813
Ocean Power Technologies, Inc. (a)(d)	11,040	21,307
Plug Power, Inc. (a)(d)	38,179	28,062
Polypore International, Inc. (a)(d)	50,063	1,901,393
Powell Industries, Inc.	7,721	529,583
Power Solutions International, Inc. (a)(d)	3,494	261,351
PowerSecure International, Inc. (a)(d)	20,869	366,668
Preformed Line Products Co.	1,961	138,152
Real Goods Solar, Inc. Class A (a)(d)	22,046	55,997
Regal-Beloit Corp.	47,588	3,501,525
Revolution Lighting Technologies, Inc. (a)(d)	38,693	110,275
Rockwell Automation, Inc.	151,793	17,240,649
Roper Industries, Inc.	107,542	13,948,197
Sensata Technologies Holding BV (a)(d)	151,765	5,915,800
SL Industries, Inc.	3,648	111,264
SolarCity Corp. (d)	35,681	1,865,403
Thermon Group Holdings, Inc. (a)(d)	27,290	785,952
Ultralife Corp. (a)	13,410	45,460
Vicor Corp. (a)	10,982	118,715
		183,576,620
Industrial Conglomerates - 2.0%
3M Co.	694,284	92,693,857
Carlisle Companies, Inc.	71,430	5,250,819
Danaher Corp.	648,391	48,499,647
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - continued
General Electric Co.	10,841,665	$ 289,038,789
Raven Industries, Inc.	34,791	1,396,859
		436,879,971
Machinery - 2.1%
Accuride Corp. (a)(d)	79,004	277,304
Actuant Corp. Class A	71,032	2,775,931
Adept Technology, Inc. (a)	2,954	36,009
AGCO Corp. (d)	95,174	5,546,741
Alamo Group, Inc.	17,898	1,050,792
Albany International Corp. Class A	47,080	1,730,661
Altra Holdings, Inc.	25,498	774,629
American Railcar Industries, Inc. (d)	11,797	511,990
Ampco-Pittsburgh Corp.	10,414	190,993
Astec Industries, Inc.	15,669	573,485
Barnes Group, Inc.	47,337	1,727,801
Blount International, Inc. (a)	41,980	608,290
Briggs & Stratton Corp.	42,488	859,107
Caterpillar, Inc.	679,972	57,525,631
Chart Industries, Inc. (a)(d)	32,250	3,137,925
CIRCOR International, Inc.	16,215	1,286,336
CLARCOR, Inc. (d)	51,646	3,126,132
Colfax Corp. (a)	93,985	5,458,649
Columbus McKinnon Corp. (NY Shares) (a)	26,972	747,124
Commercial Vehicle Group, Inc. (a)	77,079	586,571
Crane Co.	52,315	3,259,748
Cummins, Inc.	194,981	25,807,685
Deere & Co.	403,764	34,013,079
Donaldson Co., Inc.	141,847	5,919,275
Douglas Dynamics, Inc. (d)	29,195	465,368
Dover Corp.	187,794	17,040,428
Dynamic Materials Corp.	17,783	398,517
Eastern Co.	2,354	40,748
Energy Recovery, Inc. (a)(d)	81,715	404,489
EnPro Industries, Inc. (a)(d)	22,235	1,258,501
ESCO Technologies, Inc. (d)	28,907	984,572
ExOne Co. (d)	13,829	738,469
Federal Signal Corp. (a)	80,990	1,265,874
Flow International Corp. (a)	66,905	268,958
Flowserve Corp.	148,024	10,565,953
FreightCar America, Inc.	19,411	451,888
Gencor Industries, Inc. (a)	1,849	16,918
Global Brass & Copper Holdings, Inc.	9,550	157,575
Gorman-Rupp Co.	14,200	597,394
Graco, Inc.	62,194	4,803,243
Graham Corp.	12,124	453,195
Greenbrier Companies, Inc. (a)(d)	21,771	680,344
Hardinge, Inc.	14,874	230,398
Harsco Corp.	75,085	1,963,473
Hurco Companies, Inc.	3,319	87,887

	Shares	Value
Hyster-Yale Materials Handling Class A	12,438	$ 1,036,832
IDEX Corp.	74,036	5,280,988
Illinois Tool Works, Inc.	441,791	35,157,728
Ingersoll-Rand PLC	283,533	20,249,927
ITT Corp.	114,023	4,654,419
John Bean Technologies Corp.	23,559	696,404
Joy Global, Inc.	114,975	6,502,986
Kadant, Inc.	18,429	763,329
Kennametal, Inc. (d)	74,100	3,518,268
L.B. Foster Co. Class A	10,636	498,509
Lincoln Electric Holdings, Inc.	88,988	6,360,862
Lindsay Corp. (d)	10,287	785,824
Lydall, Inc. (a)	11,611	207,024
Manitex International, Inc. (a)(d)	11,053	147,226
Manitowoc Co., Inc.	125,006	2,573,874
Meritor, Inc. (a)	87,590	698,092
Middleby Corp. (a)	20,717	4,575,142
Miller Industries, Inc.	16,197	308,067
Mueller Industries, Inc.	25,011	1,527,672
Mueller Water Products, Inc. Class A	162,577	1,399,788
Navistar International Corp. (a)(d)	79,012	3,175,492
NN, Inc.	12,121	241,814
Nordson Corp.	68,102	4,911,516
Omega Flex, Inc.	258	5,312
Oshkosh Truck Corp.	95,506	4,655,918
PACCAR, Inc.	377,968	21,661,346
Pall Corp.	118,435	9,913,010
Parker Hannifin Corp.	155,910	18,372,434
Pentair Ltd.	221,668	15,676,361
PMFG, Inc. (a)(d)	15,367	117,865
Proto Labs, Inc. (a)(d)	23,655	1,757,567
RBC Bearings, Inc. (a)	21,831	1,493,022
Rexnord Corp. (a)	39,840	968,510
Snap-On, Inc.	55,924	5,936,333
SPX Corp.	46,613	4,411,454
Standex International Corp.	10,804	636,572
Stanley Black & Decker, Inc.	169,434	13,790,233
Sun Hydraulics Corp.	22,598	971,036
Tecumseh Products Co. Class A (non-vtg.) (a)	29,489	257,439
Tennant Co.	17,192	1,121,950
Terex Corp. (d)	120,683	4,383,207
Timken Co.	84,686	4,383,347
Titan International, Inc.	48,022	828,380
Toro Co.	58,344	3,600,408
TriMas Corp. (a)	46,817	1,712,566
Trinity Industries, Inc.	83,300	4,324,103
Twin Disc, Inc.	8,286	238,057
Valmont Industries, Inc. (d)	30,830	4,461,409
Wabash National Corp. (a)	74,589	905,510
WABCO Holdings, Inc. (a)	59,750	5,293,850
Wabtec Corp.	98,578	6,801,882
Watts Water Technologies, Inc. Class A	38,674	2,325,081
Woodward, Inc.	58,262	2,499,440
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Xerium Technologies, Inc. (a)	6,895	$ 90,945
Xylem, Inc.	189,589	6,552,196
		455,824,606
Marine - 0.0%
Baltic Trading Ltd.	21,117	106,852
Eagle Bulk Shipping, Inc. (a)(d)	34,302	137,208
Genco Shipping & Trading Ltd. (a)(d)	76,288	202,926
International Shipholding Corp.	10,420	294,990
Kirby Corp. (a)	54,389	5,137,041
Matson, Inc.	37,893	948,462
		6,827,479
Professional Services - 0.4%
Acacia Research Corp. (d)	48,838	726,709
Advisory Board Co. (a)(d)	38,842	2,513,854
Barrett Business Services, Inc.	6,681	564,678
CBIZ, Inc. (a)(d)	37,390	335,014
CDI Corp.	9,649	151,393
Corporate Executive Board Co.	37,937	2,793,301
CRA International, Inc. (a)	15,589	287,929
CTPartners Executive Search, Inc. (a)	859	5,669
Dolan Co. (a)	39,198	27,439
Dun & Bradstreet Corp.	40,399	4,720,623
Equifax, Inc.	129,523	8,720,784
Exponent, Inc.	15,525	1,201,169
Franklin Covey Co. (a)	5,338	108,628
FTI Consulting, Inc. (a)(d)	68,234	3,064,389
GP Strategies Corp. (a)	13,487	402,317
Heidrick & Struggles International, Inc.	22,259	406,004
Hill International, Inc. (a)	13,945	50,620
Hudson Global, Inc. (a)	13,947	47,699
Huron Consulting Group, Inc. (a)	20,793	1,235,936
ICF International, Inc. (a)	17,107	618,931
IHS, Inc. Class A (a)	66,318	7,588,769
Insperity, Inc.	20,805	733,376
Kelly Services, Inc. Class A (non-vtg.)	19,294	448,393
Kforce, Inc.	25,995	524,579
Korn/Ferry International (a)	44,867	1,039,120
Manpower, Inc.	81,876	6,544,349
Mastech Holdings, Inc.	299	5,277
MISTRAS Group, Inc. (a)	12,788	256,399
Navigant Consulting, Inc. (a)	41,733	817,967
Nielsen Holdings B.V.	257,118	11,097,213
Odyssey Marine Exploration, Inc. (a)(d)	46,227	94,765
On Assignment, Inc. (a)	52,146	1,774,528
Pendrell Corp. (a)	150,288	321,616
RCM Technologies, Inc.	9,908	64,006
Resources Connection, Inc.	43,312	615,897
Robert Half International, Inc.	137,044	5,294,010
RPX Corp. (a)	42,529	702,579
Spherix, Inc. (a)	11	94

	Shares	Value
Towers Watson & Co.	75,492	$ 8,500,399
TrueBlue, Inc. (a)	38,883	993,072
Verisk Analytics, Inc. (a)	160,114	10,425,023
VSE Corp.	1,834	93,937
WageWorks, Inc. (a)	28,801	1,650,297
		87,568,751
Road & Rail - 1.0%
AMERCO	7,919	1,835,070
Arkansas Best Corp.	25,682	835,692
Avis Budget Group, Inc. (a)(d)	135,454	4,992,834
Celadon Group, Inc.	62,978	1,311,832
Con-way, Inc.	51,304	2,123,473
Covenant Transport Group, Inc. Class A (a)	9,633	79,183
CSX Corp.	1,111,715	30,316,468
Genesee & Wyoming, Inc. Class A (a)	61,185	5,885,997
Heartland Express, Inc.	52,772	967,311
Hertz Global Holdings, Inc. (a)	494,988	12,008,409
J.B. Hunt Transport Services, Inc.	90,399	6,797,101
Kansas City Southern	116,959	14,154,378
Knight Transportation, Inc.	54,848	980,134
Landstar System, Inc. (d)	49,655	2,787,135
Marten Transport Ltd.	31,198	606,177
Norfolk Southern Corp.	339,742	29,791,976
Old Dominion Freight Lines, Inc. (a)	69,360	3,574,121
Patriot Transportation Holding, Inc. (a)	1,312	56,101
Providence & Worcester Railroad Co.	4,631	92,666
Quality Distribution, Inc. (a)	25,189	308,061
Roadrunner Transportation Systems, Inc. (a)	23,847	652,931
Ryder System, Inc.	50,983	3,560,653
Saia, Inc. (a)	26,740	928,680
Swift Transporation Co. (a)(d)	119,320	2,762,258
U.S.A. Truck, Inc. (a)	1,841	26,013
Union Pacific Corp.	492,474	79,800,487
Universal Truckload Services, Inc.	6,117	176,108
Werner Enterprises, Inc. (d)	41,229	992,382
YRC Worldwide, Inc. (a)(d)	9,461	85,149
		208,488,780
Trading Companies & Distributors - 0.3%
Aceto Corp.	32,506	699,854
AeroCentury Corp. (a)(d)	688	11,159
Air Lease Corp. Class A	73,667	2,333,034
Aircastle Ltd.	65,692	1,229,754
Applied Industrial Technologies, Inc.	42,674	2,064,568
Beacon Roofing Supply, Inc. (a)(d)	44,417	1,651,424
BlueLinx Corp. (a)(d)	23,385	41,625
CAI International, Inc. (a)(d)	15,310	352,130
DXP Enterprises, Inc. (a)	10,800	1,058,184
Essex Rental Corp. (a)	16,688	45,558
Fastenal Co.	297,869	13,859,845
GATX Corp.	53,842	2,701,253
H&E Equipment Services, Inc. (a)(d)	32,737	933,987
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
HD Supply Holdings, Inc. (a)(d)	66,187	$ 1,394,560
Houston Wire & Cable Co.	15,647	211,235
Kaman Corp.	26,535	1,057,685
Lawson Products, Inc. (a)	4,764	60,836
MRC Global, Inc. (a)	114,871	3,513,904
MSC Industrial Direct Co., Inc. Class A	57,280	4,401,968
Rush Enterprises, Inc. Class A (a)(d)	31,753	928,140
TAL International Group, Inc.	30,588	1,671,328
Textainer Group Holdings Ltd. (d)	14,461	561,521
Titan Machinery, Inc. (a)(d)	17,235	306,955
United Rentals, Inc. (a)(d)	99,613	6,846,401
W.W. Grainger, Inc.	64,250	16,571,360
Watsco, Inc. (d)	30,156	2,893,770
WESCO International, Inc. (a)(d)	40,702	3,499,558
Willis Lease Finance Corp. (a)	2,006	36,589
		70,938,185
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)	39,594	826,723
TOTAL INDUSTRIALS		2,494,970,639
INFORMATION TECHNOLOGY - 17.5%
Communications Equipment - 1.6%
ADTRAN, Inc. (d)	58,980	1,514,606
Alliance Fiber Optic Products, Inc.	19,146	282,404
Ambient Corp. (a)	1,932	4,579
Anaren, Inc. (a)	42,259	1,178,604
Arris Group, Inc. (a)	139,734	2,867,342
Aruba Networks, Inc. (a)(d)	133,375	2,379,410
Aviat Networks, Inc. (a)	66,605	168,511
Bel Fuse, Inc. Class B (non-vtg.)	7,032	159,837
Black Box Corp.	16,753	469,252
Blonder Tongue Laboratories, Inc. (a)	3,352	3,017
Brocade Communications Systems, Inc. (a)	459,452	4,038,583
CalAmp Corp. (a)(d)	30,277	755,108
Calix Networks, Inc. (a)	25,252	258,580
Ciena Corp. (a)(d)	106,654	2,368,785
Cisco Systems, Inc.	5,729,612	121,754,255
Clearfield, Inc. (a)	10,596	188,503
Communications Systems, Inc.	4,311	49,835
Comtech Telecommunications Corp.	22,438	721,157
Digi International, Inc. (a)	21,456	246,744
EchoStar Holding Corp. Class A (a)	42,704	2,137,335
EMCORE Corp. (a)(d)	29,659	155,710
Emulex Corp. (a)	91,750	684,455
Entrada Networks, Inc. (a)	150	0
Extreme Networks, Inc. (a)	100,558	698,878
F5 Networks, Inc. (a)	81,739	6,723,850
Finisar Corp. (a)(d)	89,294	1,847,493

	Shares	Value
Globecomm Systems, Inc. (a)	11,676	$ 164,748
Harmonic, Inc. (a)	107,478	827,581
Harris Corp.	115,971	7,481,289
Infinera Corp. (a)(d)	140,398	1,305,701
InterDigital, Inc. (d)	37,438	1,268,774
Ixia (a)	51,889	674,038
JDS Uniphase Corp. (a)	268,467	3,259,189
Juniper Networks, Inc. (a)	538,135	10,907,996
KVH Industries, Inc. (a)	23,641	334,284
Lantronix, Inc. (a)	71	126
Meru Networks, Inc. (a)(d)	20,865	74,071
Motorola Solutions, Inc.	252,045	16,604,725
NETGEAR, Inc. (a)(d)	37,791	1,213,469
NumereX Corp. Class A (a)	2,670	36,018
Oclaro, Inc. (a)(d)	126,427	285,725
Oplink Communications, Inc. (a)	15,273	247,728
Optical Cable Corp.	564	2,188
Palo Alto Networks, Inc. (a)(d)	52,358	2,615,282
Parkervision, Inc. (a)(d)	100,275	419,150
PC-Tel, Inc.	2,259	22,409
Performance Technologies, Inc. (a)	2,977	8,633
Plantronics, Inc.	53,885	2,410,276
Polycom, Inc. (a)(d)	189,613	2,038,340
Procera Networks, Inc. (a)(d)	21,122	322,533
QUALCOMM, Inc.	1,837,380	135,194,420
Relm Wireless Corp. (a)	9,436	31,799
Riverbed Technology, Inc. (a)(d)	188,588	3,262,572
Ruckus Wireless, Inc.	70,783	923,010
ShoreTel, Inc. (a)	56,073	453,070
Sonus Networks, Inc. (a)	287,303	836,052
Tellabs, Inc.	301,356	738,322
Tessco Technologies, Inc.	4,838	190,666
Ubiquiti Networks, Inc. (d)	12,854	506,448
ViaSat, Inc. (a)(d)	47,347	2,848,869
Westell Technologies, Inc. Class A (a)	20,974	87,462
Zhone Technologies, Inc. (a)	5,862	31,420
Zoom Technologies, Inc. (a)(d)	3,134	20,246
		349,305,462
Computers & Peripherals - 3.4%
3D Systems Corp. (a)(d)	99,929	7,510,664
Apple, Inc.	969,854	539,306,649
Astro-Med, Inc.	4,606	63,793
Avid Technology, Inc. (a)(d)	34,710	307,184
Concurrent Computer Corp.	6,675	50,396
Cray, Inc. (a)(d)	45,237	1,077,093
Crossroads Systems, Inc. (a)	9,071	16,872
Datalink Corp. (a)	21,583	225,974
Dataram Corp. (a)	556	1,368
Diebold, Inc. (d)	62,014	2,116,538
Dot Hill Systems Corp. (a)	109,713	280,865
Electronics for Imaging, Inc. (a)	55,580	2,200,968
EMC Corp.	2,205,154	52,592,923
Fusion-io, Inc. (a)(d)	99,991	1,003,910
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Gaming & Leisure Properties (a)(d)	66,856	$ 3,083,399
Hewlett-Packard Co.	2,038,967	55,765,747
Hutchinson Technology, Inc. (a)	41,790	127,460
Imation Corp. (a)	19,750	86,308
Immersion Corp. (a)	59,681	731,689
Interphase Corp. (a)	10,718	47,802
Intevac, Inc. (a)	17,689	117,101
Lexmark International, Inc. Class A	60,869	2,152,937
NCR Corp. (a)	196,848	6,879,838
NetApp, Inc.	358,851	14,802,604
Novatel Wireless, Inc. (a)	27,517	59,437
OCZ Technology Group, Inc. (a)(d)	98,258	11,064
Overland Storage, Inc. (a)	5,087	5,901
QLogic Corp. (a)	79,628	988,183
Quantum Corp. (a)(d)	267,446	334,308
Qumu Corp. (a)	6,017	77,318
SanDisk Corp.	251,675	17,151,651
Scan-Optics, Inc. (a)	300	0
Seagate Technology	368,699	18,080,999
Silicon Graphics International Corp. (a)(d)	32,579	433,952
Super Micro Computer, Inc. (a)	26,807	425,695
Transact Technologies, Inc.	3,411	43,354
U.S.A. Technologies, Inc. (a)(d)	38,549	69,774
Video Display Corp. (a)	2,957	10,704
Western Digital Corp.	227,827	17,096,138
Xplore Technologies Corp. (a)	2,067	10,004
		745,348,564
Electronic Equipment & Components - 0.7%
Advanced Photonix, Inc. Class A (a)	4,544	3,862
Aeroflex Holding Corp. (a)	11,165	75,364
Agilysys, Inc. (a)	38,149	498,607
Amphenol Corp. Class A	167,621	14,247,785
Anixter International, Inc.	21,905	1,936,402
Arrow Electronics, Inc. (a)	128,186	6,581,069
Audience, Inc. (a)(d)	9,607	97,031
Avnet, Inc.	154,170	6,151,383
AVX Corp.	71,883	986,235
Badger Meter, Inc.	35,716	1,961,880
Belden, Inc.	39,680	2,778,394
Benchmark Electronics, Inc. (a)	50,023	1,149,529
CDW Corp.	29,292	653,212
Checkpoint Systems, Inc. (a)	41,082	593,224
ClearSign Combustion Corp. (a)(d)	7,019	42,254
Cognex Corp.	109,040	3,592,868
Coherent, Inc.	23,544	1,625,478
Control4 Corp. (d)	4,856	84,834
Corning, Inc.	1,547,802	26,436,458
CTS Corp.	23,806	432,793
Daktronics, Inc.	32,196	492,599
Dolby Laboratories, Inc. Class A (d)	54,035	1,941,478

	Shares	Value
DTS, Inc. (a)(d)	19,732	$ 441,799
Echelon Corp. (a)	32,190	74,359
Electro Rent Corp.	12,184	259,763
Electro Scientific Industries, Inc.	21,640	222,676
eMagin Corp.	5,084	13,371
Fabrinet (a)	24,522	485,536
FARO Technologies, Inc. (a)	18,648	1,017,062
FEI Co.	46,062	4,193,945
FLIR Systems, Inc.	144,524	4,288,027
Frequency Electronics, Inc.	430	4,919
Giga-Tronics, Inc. (a)	2,579	2,631
GSI Group, Inc. (a)	5,175	56,822
I. D. Systems Inc. (a)	6,071	37,762
Identive Group, Inc. (a)	106,182	66,895
IEC Electronics Corp. (a)	86	374
Ingram Micro, Inc. Class A (a)	191,225	4,482,314
Insight Enterprises, Inc. (a)	39,665	954,737
Intelli-Check, Inc. (a)	4,366	2,868
InvenSense, Inc. (a)(d)	57,254	989,922
IPG Photonics Corp. (d)	46,113	3,344,115
Iteris, Inc. (a)	1,032	2,219
Itron, Inc. (a)(d)	38,500	1,630,475
Jabil Circuit, Inc.	179,742	3,643,370
KEMET Corp. (a)	34,374	206,244
KEY Tronic Corp. (a)	6,483	68,201
LightPath Technologies, Inc. Class A (a)	376	553
Littelfuse, Inc.	21,280	1,850,296
LoJack Corp. (a)	24,621	99,469
LRAD Corp. (a)	56,581	107,504
Maxwell Technologies, Inc. (a)(d)	38,769	308,214
Measurement Specialties, Inc. (a)	15,282	845,706
Mercury Systems, Inc. (a)(d)	23,393	255,919
Mesa Laboratories, Inc.	2,184	180,748
Methode Electronics, Inc. Class A (d)	42,247	1,222,206
MicroVision, Inc. (a)	33,140	43,745
MOCON, Inc.	2,209	31,014
Molex, Inc.	146,386	5,656,355
MTS Systems Corp.	16,730	1,166,583
Multi-Fineline Electronix, Inc. (a)	10,240	144,589
National Instruments Corp.	115,875	3,622,253
Neonode, Inc. (a)(d)	33,197	210,137
NetList, Inc. (a)	104,599	73,219
Newport Corp. (a)	32,467	556,809
OSI Systems, Inc. (a)	17,430	1,336,881
Parametric Sound Corp. (a)(d)	6,672	82,666
Park Electrochemical Corp.	16,314	484,689
PC Connection, Inc.	12,636	274,580
PC Mall, Inc. (a)	4,077	38,732
Planar Systems, Inc. (a)	2,277	5,579
Plexus Corp. (a)	33,577	1,355,503
Pulse Electronics Corp. (a)(d)	5,013	16,994
RadiSys Corp. (a)	9,220	20,653
RealD, Inc. (a)(d)	37,860	339,226
Research Frontiers, Inc. (a)(d)	16,855	112,591
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
RF Industries Ltd.	5,778	$ 79,650
Richardson Electronics Ltd.	23,707	266,230
Rofin-Sinar Technologies, Inc. (a)	22,270	575,234
Rogers Corp. (a)	16,870	1,059,605
Sanmina Corp. (a)	78,959	1,222,285
ScanSource, Inc. (a)	24,927	1,046,685
Speed Commerce, Inc. (a)	43,920	173,045
SYNNEX Corp. (a)	25,189	1,666,504
TE Connectivity Ltd.	442,398	23,323,223
Tech Data Corp. (a)	39,838	2,065,202
Trimble Navigation Ltd. (a)(d)	281,864	8,991,462
TTM Technologies, Inc. (a)	53,211	516,147
Uni-Pixel, Inc. (a)(d)	12,876	165,714
Universal Display Corp. (a)(d)	40,025	1,445,303
Viasystems Group, Inc. (a)	4,710	69,944
Vishay Intertechnology, Inc. (a)(d)	124,817	1,613,884
Vishay Precision Group, Inc. (a)	9,596	163,132
Wayside Technology Group, Inc.	1,232	16,078
Wireless Telecom Group, Inc. (a)	11,200	28,000
Zygo Corp. (a)(d)	11,158	175,962
		163,959,847
Internet Software & Services - 2.8%
Akamai Technologies, Inc. (a)(d)	204,582	9,148,907
Angie's List, Inc. (a)(d)	39,732	517,311
AOL, Inc. (d)	89,529	3,991,203
Autobytel, Inc. (a)	1,148	14,235
Bankrate, Inc. (a)(d)	42,017	787,399
Bazaarvoice, Inc. (a)(d)	31,078	245,516
Blucora, Inc. (a)(d)	40,993	1,192,076
Brightcove, Inc. (a)	25,472	362,467
BroadVision, Inc. (a)	490	4,925
Carbonite, Inc. (a)	9,443	117,093
ChannelAdvisor Corp. (a)(d)	9,463	324,865
comScore, Inc. (a)	35,536	966,935
Constant Contact, Inc. (a)(d)	30,835	843,954
Cornerstone OnDemand, Inc. (a)(d)	56,736	2,860,629
CoStar Group, Inc. (a)	32,267	6,009,406
Crexendo, Inc. (a)	6,585	20,414
Daegis, Inc. (a)	3,645	3,281
DealerTrack Holdings, Inc. (a)(d)	45,834	1,915,861
Demand Media, Inc. (a)	42,676	235,145
Demandware, Inc. (a)	37,767	2,140,256
Dice Holdings, Inc. (a)(d)	50,678	368,936
Digital River, Inc. (a)	35,934	642,141
E2open, Inc. (a)(d)	3,072	68,444
EarthLink, Inc.	80,611	439,330
eBay, Inc. (a)	1,240,049	62,647,275
eGain Communications Corp. (a)	8,558	98,503
Equinix, Inc. (a)(d)	50,967	8,190,397
Facebook, Inc. Class A (a)	1,746,586	82,107,008
Global Eagle Entertainment, Inc. (a)(d)	31,480	483,218

	Shares	Value
GlowPoint, Inc. (a)	18,770	$ 27,404
Gogo, Inc. (d)	13,710	365,646
Google, Inc. Class A (a)	298,585	316,377,680
IAC/InterActiveCorp	80,150	4,585,382
Internap Network Services Corp. (a)	49,823	383,139
IntraLinks Holdings, Inc. (a)	36,458	397,757
Inuvo, Inc. (a)	9,640	13,496
iPass, Inc. (a)	33,662	58,235
j2 Global, Inc. (d)	55,909	2,681,955
Limelight Networks, Inc. (a)	33,081	67,816
LinkedIn Corp. (a)	102,418	22,944,705
Liquidity Services, Inc. (a)(d)	21,953	508,651
LivePerson, Inc. (a)(d)	55,381	680,632
Local Corp. (a)(d)	28,399	45,438
LogMeIn, Inc. (a)	22,955	791,948
Marchex, Inc. Class B	28,685	269,065
Marin Software, Inc. (d)	7,083	62,189
Marketo, Inc. (d)	21,521	626,261
Mediabistro, Inc. (a)	147	529
MeetMe, Inc. (a)(d)	18,724	34,452
Millennial Media, Inc. (a)(d)	34,415	218,879
Monster Worldwide, Inc. (a)(d)	97,552	549,218
Move, Inc. (a)	35,516	548,722
NIC, Inc.	78,994	1,925,874
OpenTable, Inc. (a)(d)	23,366	1,952,697
Pandora Media, Inc. (a)(d)	161,835	4,596,114
Perficient, Inc. (a)	26,574	576,124
QuinStreet, Inc. (a)	17,620	154,175
Rackspace Hosting, Inc. (a)(d)	117,133	4,475,652
RealNetworks, Inc. (a)	28,670	223,339
Responsys, Inc. (a)	28,466	481,360
SciQuest, Inc. (a)(d)	19,825	554,307
Selectica, Inc. (a)	552	3,605
Shutterstock, Inc. (a)(d)	10,696	791,290
Spark Networks, Inc. (a)(d)	16,620	93,072
SPS Commerce, Inc. (a)(d)	14,513	954,520
Stamps.com, Inc. (a)	12,471	574,539
Support.com, Inc. (a)	117,655	470,620
Synacor, Inc. (a)(d)	20,037	56,104
TechTarget, Inc. (a)	1,217	7,351
Textura Corp. (d)	17,853	604,503
TheStreet.com, Inc. (a)	3,696	8,131
Travelzoo, Inc. (a)(d)	5,383	115,627
Tremor Video, Inc. (d)	9,207	42,813
Trulia, Inc. (a)(d)	42,135	1,446,916
Twitter, Inc. (d)	2,952	122,715
United Online, Inc.	10,283	162,780
Unwired Planet, Inc.	100,320	152,486
ValueClick, Inc. (a)(d)	68,992	1,476,429
VeriSign, Inc. (a)(d)	144,977	8,243,392
Vocus, Inc. (a)(d)	23,379	232,855
Web.com Group, Inc. (a)(d)	64,573	1,843,559
WebMD Health Corp. (a)(d)	44,803	1,732,532
XO Group, Inc. (a)	29,832	467,467
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Xoom Corp.	19,461	$ 537,805
Yahoo!, Inc. (a)	1,034,244	38,246,343
Yelp, Inc. (a)(d)	60,050	3,644,435
YuMe, Inc. (d)	6,211	54,284
Zillow, Inc. (a)(d)	23,405	1,840,101
Zix Corp. (a)	43,773	202,669
		618,054,914
IT Services - 3.3%
Accenture PLC Class A	683,903	52,981,965
Acxiom Corp. (a)(d)	91,117	3,032,374
Alliance Data Systems Corp. (a)(d)	50,917	12,335,152
Amdocs Ltd.	195,710	7,918,427
Automatic Data Processing, Inc.	530,927	42,484,779
Blackhawk Network Holdings, Inc. (d)	10,875	247,841
Booz Allen Hamilton Holding Corp. Class A (d)	39,467	690,278
Broadridge Financial Solutions, Inc.	126,853	4,839,442
CACI International, Inc. Class A (a)(d)	20,462	1,468,558
Cardtronics, Inc. (a)	44,777	1,907,052
Cass Information Systems, Inc.	3,955	248,176
Ciber, Inc. (a)	53,912	213,492
Cognizant Technology Solutions Corp. Class A (a)	330,207	31,003,135
Computer Sciences Corp.	150,288	7,908,155
Computer Task Group, Inc.	11,646	221,740
Convergys Corp. (d)	123,097	2,525,950
CoreLogic, Inc. (a)	94,705	3,336,457
CSG Systems International, Inc.	47,456	1,370,055
CSP, Inc.	3,696	29,716
DST Systems, Inc.	31,684	2,797,697
Dynamics Research Corp. (a)	2,443	17,687
Edgewater Technology, Inc. (a)	2,875	20,729
EPAM Systems, Inc. (a)	32,476	1,151,924
Euronet Worldwide, Inc. (a)(d)	47,939	2,322,645
EVERTEC, Inc.	73,649	1,625,433
ExlService Holdings, Inc. (a)	29,161	768,684
Fidelity National Information Services, Inc.	329,470	16,697,540
Fiserv, Inc. (a)	151,608	16,660,203
FleetCor Technologies, Inc. (a)	76,018	9,257,472
Forrester Research, Inc.	14,844	593,463
Gartner, Inc. Class A (a)(d)	108,666	7,025,257
Genpact Ltd. (a)	139,916	2,504,496
Global Cash Access Holdings, Inc. (a)	58,402	569,420
Global Payments, Inc. (d)	75,409	4,754,537
Hackett Group, Inc.	12,619	78,869
Heartland Payment Systems, Inc.	30,852	1,385,563
Higher One Holdings, Inc. (a)(d)	26,817	263,879
IBM Corp.	1,097,140	197,134,115
iGATE Corp. (a)	25,471	852,769
Information Services Group, Inc. (a)	18,000	73,800

	Shares	Value
Innodata, Inc. (a)	14,010	$ 36,006
Jack Henry & Associates, Inc.	88,149	5,004,219
Leidos Holdings, Inc.	88,093	4,283,963
Lender Processing Services, Inc.	87,526	3,073,038
Lionbridge Technologies, Inc. (a)	34,685	197,358
ManTech International Corp. Class A	23,021	662,314
MasterCard, Inc. Class A	110,980	84,434,694
Mattersight Corp. (a)	4,307	20,674
Maximus, Inc.	80,539	3,664,525
ModusLink Global Solutions, Inc. (a)	31,030	120,707
MoneyGram International, Inc. (a)	66,937	1,411,701
NCI, Inc. Class A (a)	12,261	79,942
NeuStar, Inc. Class A (a)(d)	66,766	3,254,843
Paychex, Inc.	332,081	14,521,902
PFSweb, Inc. (a)	1,815	15,863
PRG-Schultz International, Inc. (a)	5,640	37,111
Sapient Corp. (a)	136,229	2,142,882
Science Applications International Corp.	39,113	1,441,314
ServiceSource International, Inc. (a)(d)	52,332	508,144
StarTek, Inc. (a)	2,150	13,760
Sykes Enterprises, Inc. (a)	30,728	680,318
Syntel, Inc.	16,557	1,463,142
Teletech Holdings, Inc. (a)	19,293	495,444
Teradata Corp. (a)(d)	171,541	7,829,131
The Management Network Group, Inc. (a)	206	599
The Western Union Co. (d)	579,998	9,668,567
Total System Services, Inc.	171,609	5,328,459
Unisys Corp. (a)(d)	40,780	1,120,227
Vantiv, Inc. (a)(d)	129,522	3,924,517
VeriFone Systems, Inc. (a)	114,397	2,929,707
Virtusa Corp. (a)	19,898	702,200
Visa, Inc. Class A	551,618	112,232,198
WEX, Inc. (a)	45,780	4,544,123
		717,162,518
Office Electronics - 0.1%
Xerox Corp.	1,207,010	13,735,774
Zebra Technologies Corp. Class A (a)	57,315	2,971,210
		16,706,984
Semiconductors & Semiconductor Equipment - 2.1%
Advanced Energy Industries, Inc. (a)	37,951	903,993
Advanced Micro Devices, Inc. (a)(d)	585,044	2,129,560
AEHR Test Systems (a)	3,126	9,065
Aetrium, Inc. (a)	206	1,730
Altera Corp.	345,411	11,139,505
Amkor Technology, Inc. (a)(d)	114,967	689,802
Amtech Systems, Inc. (a)	12,381	94,591
ANADIGICS, Inc. (a)(d)	109,969	211,140
Analog Devices, Inc.	340,001	16,394,848
Applied Materials, Inc.	1,308,194	22,631,756
Applied Micro Circuits Corp. (a)(d)	98,689	1,238,547
Atmel Corp. (a)	430,659	3,294,541
ATMI, Inc. (a)	28,610	875,466
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Avago Technologies Ltd.	264,406	$ 11,826,880
Axcelis Technologies, Inc. (a)	123,333	275,033
AXT, Inc. (a)	31,515	74,375
Broadcom Corp. Class A	577,920	15,424,685
Brooks Automation, Inc.	71,516	755,924
BTU International, Inc. (a)	4,067	11,266
Cabot Microelectronics Corp. (a)(d)	30,653	1,381,531
Cavium, Inc. (a)(d)	47,074	1,704,079
Ceva, Inc. (a)(d)	14,448	231,024
Cirrus Logic, Inc. (a)(d)	62,020	1,251,564
Cohu, Inc.	20,738	205,514
Cree, Inc. (a)(d)	123,847	6,910,663
CVD Equipment Corp. (a)(d)	24,298	332,640
Cypress Semiconductor Corp.	200,786	1,945,616
Diodes, Inc. (a)	35,635	728,023
DSP Group, Inc. (a)	34,788	307,526
Entegris, Inc. (a)	143,226	1,572,621
Entropic Communications, Inc. (a)(d)	130,146	645,524
Exar Corp. (a)	38,924	476,819
Fairchild Semiconductor International, Inc. (a)	143,511	1,826,895
First Solar, Inc. (a)	71,831	4,296,930
FormFactor, Inc. (a)	44,109	239,071
Freescale Semiconductor Holdings I Ltd. (a)(d)	51,501	749,855
GigOptix, Inc. (a)	17,428	33,287
GSI Technology, Inc. (a)	7,703	53,305
GT Advanced Technologies, Inc. (a)(d)	153,295	1,503,824
Hittite Microwave Corp. (a)(d)	32,168	2,033,983
Ikanos Communications, Inc. (a)	35,040	47,654
Inphi Corp. (a)(d)	23,714	296,425
Integrated Device Technology, Inc. (a)	149,111	1,479,181
Integrated Silicon Solution, Inc. (a)	27,085	320,686
Intel Corp.	5,334,991	127,186,185
Intermolecular, Inc. (a)(d)	6,975	39,758
International Rectifier Corp. (a)(d)	61,935	1,482,724
Intersil Corp. Class A	155,240	1,633,125
Intest Corp.	2,175	8,483
IXYS Corp.	38,644	475,708
KLA-Tencor Corp.	174,054	11,116,829
Kopin Corp. (a)	49,853	203,400
Kulicke & Soffa Industries, Inc. (a)	82,587	1,042,248
Lam Research Corp. (a)	168,446	8,777,721
Lattice Semiconductor Corp. (a)	136,230	758,801
Linear Technology Corp.	269,546	11,469,182
LSI Corp.	527,450	4,256,522
LTX-Credence Corp. (a)	48,731	351,838
M/A-COM Technology Solutions, Inc. (a)	10,000	160,000
Marvell Technology Group Ltd.	465,712	6,627,082
Mattson Technology, Inc. (a)	72,551	194,437
Maxim Integrated Products, Inc.	303,732	8,650,287

	Shares	Value
MaxLinear, Inc. Class A (a)	15,441	$ 131,249
Micrel, Inc.	33,398	324,295
Microchip Technology, Inc. (d)	217,370	9,409,947
Micron Technology, Inc. (a)	1,085,761	22,909,557
Microsemi Corp. (a)	100,802	2,462,593
Mindspeed Technologies, Inc. (a)	32,350	162,721
MKS Instruments, Inc.	59,577	1,773,607
Monolithic Power Systems, Inc. (d)	35,284	1,178,486
MoSys, Inc. (a)(d)	19,247	90,653
Nanometrics, Inc. (a)	28,664	541,176
NeoPhotonics Corp. (a)	16,785	99,367
NVE Corp. (a)	6,043	344,391
NVIDIA Corp.	631,690	9,854,364
Omnivision Technologies, Inc. (a)(d)	50,229	805,171
ON Semiconductor Corp. (a)	539,501	3,825,062
PDF Solutions, Inc. (a)	22,154	513,973
Peregrine Semiconductor Corp. (a)(d)	21,553	198,934
Pericom Semiconductor Corp. (a)	17,514	167,084
Photronics, Inc. (a)(d)	74,723	645,607
Pixelworks, Inc. (a)	22,798	96,664
PLX Technology, Inc. (a)	44,805	301,986
PMC-Sierra, Inc. (a)	199,312	1,195,872
Power Integrations, Inc.	28,590	1,528,421
QuickLogic Corp. (a)(d)	38,003	126,930
Rambus, Inc. (a)(d)	118,235	1,015,639
RF Micro Devices, Inc. (a)	315,164	1,664,066
Rubicon Technology, Inc. (a)(d)	25,049	254,999
Rudolph Technologies, Inc. (a)(d)	29,614	333,158
Semtech Corp. (a)(d)	76,311	2,267,963
Sigma Designs, Inc. (a)(d)	22,818	128,009
Silicon Image, Inc. (a)	84,424	457,578
Silicon Laboratories, Inc. (a)(d)	36,210	1,414,001
Skyworks Solutions, Inc. (a)	195,201	5,190,395
Spansion, Inc. Class A (a)(d)	45,268	560,871
STR Holdings, Inc. (a)	37,233	68,509
SunEdison, Inc. (a)(d)	239,931	3,049,523
SunPower Corp. (a)(d)	42,366	1,285,384
Supertex, Inc.	19,548	507,271
Synaptics, Inc. (a)(d)	36,621	1,849,727
Teradyne, Inc. (a)(d)	178,524	3,040,264
Tessera Technologies, Inc.	44,982	899,640
Texas Instruments, Inc.	1,155,694	49,694,842
TriQuint Semiconductor, Inc. (a)(d)	151,114	1,190,778
Ultra Clean Holdings, Inc. (a)	18,783	187,079
Ultratech, Inc. (a)(d)	31,408	831,056
Veeco Instruments, Inc. (a)(d)	36,173	1,165,494
Vitesse Semiconductor Corp. (a)	9,484	27,883
Xilinx, Inc.	280,703	12,471,634
		451,235,150
Software - 3.5%
Accelrys, Inc. (a)	51,411	500,229
ACI Worldwide, Inc. (a)(d)	37,489	2,419,165
Activision Blizzard, Inc.	462,237	7,955,099
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Actuate Corp. (a)	42,170	$ 331,456
Adobe Systems, Inc. (a)	493,551	28,023,826
Advent Software, Inc. (d)	46,269	1,626,355
American Software, Inc. Class A	10,878	104,973
ANSYS, Inc. (a)	97,707	8,370,559
Aspen Technology, Inc. (a)	97,387	3,849,708
Autodesk, Inc. (a)	241,431	10,924,753
Blackbaud, Inc.	47,578	1,720,896
Bottomline Technologies, Inc. (a)(d)	34,478	1,191,904
BroadSoft, Inc. (a)(d)	26,590	706,496
BSQUARE Corp. (a)	11,182	36,565
CA Technologies, Inc.	349,083	11,519,739
Cadence Design Systems, Inc. (a)(d)	280,788	3,720,441
Callidus Software, Inc. (a)(d)	32,625	356,265
Citrix Systems, Inc. (a)	197,944	11,742,038
CommVault Systems, Inc. (a)(d)	50,590	3,786,662
Compuware Corp.	202,971	2,230,651
Comverse, Inc.	23,221	777,904
Concur Technologies, Inc. (a)(d)	54,717	5,312,474
Cyan, Inc. (d)	8,834	39,135
Datawatch Corp. (a)	1,950	71,897
Digimarc Corp.	3,041	56,958
Document Security Systems, Inc. (a)	19,824	42,225
Ebix, Inc. (d)	31,393	437,304
Electronic Arts, Inc. (a)	313,261	6,948,129
Ellie Mae, Inc. (a)(d)	31,804	896,873
Envivio, Inc. (a)	6,801	19,995
EPIQ Systems, Inc.	38,746	648,221
ePlus, Inc.	2,450	132,349
Evolving Systems, Inc.	4,973	49,680
FactSet Research Systems, Inc.	53,360	6,029,680
Fair Isaac Corp.	37,437	2,209,157
FalconStor Software, Inc. (a)	37,427	55,392
Fonix Corp. (a)	1	0
Fortinet, Inc. (a)	146,518	2,505,458
Gigamon, Inc. (a)(d)	13,202	385,630
Glu Mobile, Inc. (a)(d)	98,358	361,957
GSE Systems, Inc. (a)	388	625
Guidance Software, Inc. (a)	13,894	128,520
Guidewire Software, Inc. (a)(d)	70,818	3,380,143
Imperva, Inc. (a)	22,847	1,027,658
Infoblox, Inc. (a)	50,781	1,613,820
Informatica Corp. (a)	104,528	4,056,732
Interactive Intelligence Group, Inc. (a)(d)	16,038	1,043,112
Intuit, Inc.	316,972	23,528,832
Jive Software, Inc. (a)(d)	30,754	341,062
Liquid Holdings Group, Inc. (d)	3,912	30,201
Majesco Entertainment Co. (a)	19,952	11,973
Manhattan Associates, Inc. (a)	20,570	2,473,748

	Shares	Value
Mentor Graphics Corp.	118,491	$ 2,669,010
MICROS Systems, Inc. (a)(d)	83,538	4,487,661
Microsoft Corp.	8,093,033	308,587,348
MicroStrategy, Inc. Class A (a)	7,880	1,019,120
Mitek Systems, Inc. (a)(d)	15,896	111,113
Model N, Inc.	6,345	52,092
Monotype Imaging Holdings, Inc.	34,148	1,063,710
NetScout Systems, Inc. (a)	39,020	1,187,379
NetSol Technologies, Inc. (a)	10,165	51,537
NetSuite, Inc. (a)(d)	30,845	2,963,588
Nuance Communications, Inc. (a)(d)	262,505	3,549,068
Oracle Corp.	3,813,421	134,575,627
Parametric Technology Corp. (a)	128,240	4,172,930
Peerless Systems Corp. (a)	172	628
Pegasystems, Inc. (d)	16,328	822,115
Progress Software Corp. (a)(d)	56,172	1,479,570
Proofpoint, Inc. (a)	24,372	743,346
PROS Holdings, Inc. (a)	19,629	756,502
QAD, Inc. Class B	4,298	59,957
QLIK Technologies, Inc. (a)	106,112	2,661,289
Qualys, Inc. (a)	7,387	182,607
Rally Software Development Corp.	9,834	241,916
RealPage, Inc. (a)(d)	47,177	1,057,237
Red Hat, Inc. (a)	199,487	9,345,966
Rosetta Stone, Inc. (a)	8,315	95,623
Rovi Corp. (a)	119,303	2,195,175
salesforce.com, Inc. (a)(d)	584,862	30,465,462
SeaChange International, Inc. (a)	17,668	262,193
ServiceNow, Inc. (a)(d)	108,615	5,768,543
Silver Spring Networks, Inc.	4,334	89,670
Smith Micro Software, Inc. (a)(d)	41,455	58,452
SolarWinds, Inc. (a)	71,945	2,405,841
Solera Holdings, Inc.	70,421	4,700,602
Sonic Foundry, Inc. (a)	155	1,547
Splunk, Inc. (a)	85,695	6,183,751
SS&C Technologies Holdings, Inc. (a)	63,652	2,744,038
Symantec Corp.	733,900	16,505,411
Synchronoss Technologies, Inc. (a)(d)	29,419	933,465
Synopsys, Inc. (a)	184,472	6,757,209
Tableau Software, Inc. (d)	16,291	1,067,712
Take-Two Interactive Software, Inc. (a)(d)	86,768	1,419,524
Tangoe, Inc. (a)(d)	45,871	722,010
TeleCommunication Systems, Inc. Class A (a)	49,377	114,061
TeleNav, Inc. (a)	12,035	84,726
TIBCO Software, Inc. (a)	151,855	3,670,335
TiVo, Inc. (a)	121,206	1,555,073
Tyler Technologies, Inc. (a)(d)	30,080	3,086,509
Ultimate Software Group, Inc. (a)(d)	28,130	4,407,690
Vasco Data Security International, Inc. (a)	30,246	232,894
Verint Systems, Inc. (a)	52,706	1,998,612
VirnetX Holding Corp. (a)(d)	42,196	844,764
VMware, Inc. Class A (a)(d)	93,456	7,535,357
Voltari Corp. (a)(d)	4,240	17,638
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Vringo, Inc. (a)(d)	39,609	$ 126,353
Wave Systems Corp. Class A (a)(d)	27,069	31,129
Workday, Inc. Class A (a)(d)	33,866	2,788,865
Zynga, Inc. (a)	705,556	3,069,169
		759,515,343
TOTAL INFORMATION TECHNOLOGY		3,821,288,782
MATERIALS - 3.7%
Chemicals - 2.5%
A. Schulman, Inc.	30,292	1,035,986
Advanced Emissions Solutions, Inc. (a)	14,209	823,980
Air Products & Chemicals, Inc.	225,269	24,516,025
Airgas, Inc.	67,095	7,288,530
Albemarle Corp.	85,764	5,892,844
American Pacific Corp. (a)	3,873	160,149
American Vanguard Corp. (d)	23,997	689,434
Arabian American Development Co. (a)	28,770	296,906
Ashland, Inc.	74,317	6,768,792
Axiall Corp.	69,767	3,160,445
Balchem Corp.	26,952	1,594,211
Cabot Corp.	67,007	3,269,942
Calgon Carbon Corp. (a)(d)	83,129	1,721,602
Celanese Corp. Class A	162,780	9,136,841
CF Industries Holdings, Inc.	60,942	13,247,572
Chase Corp.	3,188	101,570
Chemtura Corp. (a)	94,872	2,504,621
Clean Diesel Technologies, Inc. (a)(d)	42,378	61,448
Core Molding Technologies, Inc. (a)	5,919	68,305
Cytec Industries, Inc.	39,374	3,523,186
E.I. du Pont de Nemours & Co.	977,710	60,011,840
Eastman Chemical Co.	159,797	12,309,163
Ecolab, Inc.	295,005	31,615,686
Ferro Corp. (a)	75,739	1,055,044
Flotek Industries, Inc. (a)(d)	68,404	1,432,380
FMC Corp.	146,802	10,695,994
FutureFuel Corp.	9,540	159,509
GSE Holding, Inc. (a)	3,278	6,785
H.B. Fuller Co.	47,573	2,437,165
Hawkins, Inc.	5,329	201,223
Huntsman Corp.	203,808	4,673,317
Innophos Holdings, Inc.	21,107	1,012,714
Innospec, Inc.	50,796	2,474,273
International Flavors & Fragrances, Inc.	91,400	8,075,190
Intrepid Potash, Inc. (d)	47,540	734,493
KMG Chemicals, Inc.	10,303	187,309
Koppers Holdings, Inc.	22,254	1,054,395
Kraton Performance Polymers, Inc. (a)	27,382	637,727
Kronos Worldwide, Inc.	25,586	426,263
Landec Corp. (a)	25,874	303,761

	Shares	Value
LSB Industries, Inc. (a)	18,952	$ 607,980
LyondellBasell Industries NV Class A	472,616	36,476,503
Marrone Bio Innovations, Inc.	5,712	85,166
Material Sciences Corp. (a)	4,565	45,604
Minerals Technologies, Inc.	52,154	3,097,948
Monsanto Co.	564,545	63,979,885
NewMarket Corp.	12,456	4,035,121
Olin Corp. (d)	81,888	2,033,279
OM Group, Inc. (a)	32,193	1,060,437
OMNOVA Solutions, Inc. (a)	35,057	307,099
Penford Corp. (a)	6,469	79,504
PolyOne Corp.	103,882	3,372,010
PPG Industries, Inc.	155,823	28,680,781
Praxair, Inc.	323,067	40,790,439
Quaker Chemical Corp.	14,473	1,172,892
Rockwood Holdings, Inc.	74,784	5,119,713
RPM International, Inc.	132,293	5,238,803
Senomyx, Inc. (a)	31,786	133,819
Sensient Technologies Corp.	58,886	2,893,658
Sherwin-Williams Co.	93,216	17,061,324
Sigma Aldrich Corp.	130,116	11,221,204
Stepan Co.	16,974	1,077,170
Taminco Corp. (d)	17,253	371,285
The Dow Chemical Co.	1,282,346	50,088,435
The Mosaic Co.	358,685	17,181,012
The Scotts Miracle-Gro Co. Class A (d)	51,798	3,034,327
Tredegar Corp.	24,439	639,813
Tronox Ltd. Class A (d)	73,931	1,571,034
Valhi, Inc.	16,022	244,976
Valspar Corp.	85,270	6,020,915
W.R. Grace & Co. (a)	78,589	7,546,902
Westlake Chemical Corp.	20,522	2,310,367
Zep, Inc.	16,526	318,291
Zoltek Companies, Inc. (a)(d)	40,249	673,366
		543,937,682
Construction Materials - 0.1%
Eagle Materials, Inc.	43,407	3,385,746
Headwaters, Inc. (a)	105,333	1,017,517
Martin Marietta Materials, Inc.	56,358	5,441,928
Texas Industries, Inc. (a)(d)	20,369	1,183,846
U.S. Concrete, Inc. (a)	16,515	384,304
Vulcan Materials Co.	135,141	7,617,898
		19,031,239
Containers & Packaging - 0.3%
AEP Industries, Inc. (a)	6,511	335,707
Aptargroup, Inc. (d)	71,833	4,663,398
Avery Dennison Corp.	106,008	5,183,791
Ball Corp.	152,556	7,624,749
Bemis Co., Inc.	96,446	3,764,287
Berry Plastics Group, Inc. (a)	76,058	1,631,444
Crown Holdings, Inc. (a)	135,481	5,980,131
Graphic Packaging Holding Co. (a)	184,468	1,656,523
Greif, Inc. Class A	37,275	2,048,261
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - continued
MeadWestvaco Corp.	186,660	$ 6,553,633
Myers Industries, Inc.	25,717	520,512
Owens-Illinois, Inc. (a)	185,599	6,124,767
Packaging Corp. of America	102,376	6,271,554
Rock-Tenn Co. Class A (d)	76,910	7,261,842
Sealed Air Corp.	205,152	6,587,431
Silgan Holdings, Inc.	46,246	2,162,001
Sonoco Products Co.	108,130	4,331,688
UFP Technologies, Inc. (a)	2,454	62,822
		72,764,541
Metals & Mining - 0.6%
A.M. Castle & Co. (a)	36,860	515,671
AK Steel Holding Corp. (a)(d)	121,218	686,094
Alcoa, Inc. (d)	1,130,026	10,859,550
Allegheny Technologies, Inc. (d)	125,307	4,162,699
Allied Nevada Gold Corp. (a)(d)	93,899	311,745
Amcol International Corp.	23,278	725,342
Carpenter Technology Corp. (d)	60,383	3,640,491
Century Aluminum Co. (a)	60,542	544,878
Cliffs Natural Resources, Inc. (d)	159,769	3,995,823
Coeur d'Alene Mines Corp. (a)	98,197	1,082,131
Commercial Metals Co.	130,792	2,539,981
Compass Minerals International, Inc.	33,319	2,383,974
Comstock Mining, Inc. (a)(d)	56,723	101,534
Freeport-McMoRan Copper & Gold, Inc.	1,088,657	37,765,511
Friedman Industries	2,001	17,049
General Moly, Inc. (a)(d)	60,513	73,221
Globe Specialty Metals, Inc.	70,310	1,251,518
Gold Resource Corp.	44,371	228,954
Golden Minerals Co. (a)(d)	71,014	37,424
Handy & Harman Ltd. (a)	5,646	138,496
Haynes International, Inc.	12,361	670,213
Hecla Mining Co. (d)	336,707	993,286
Horsehead Holding Corp. (a)(d)	39,520	591,614
Kaiser Aluminum Corp. (d)	16,273	1,095,498
Materion Corp.	22,336	642,383
McEwen Mining, Inc. (a)(d)	267,762	543,557
Mines Management, Inc. (a)(d)	24,109	13,019
Molycorp, Inc. (a)(d)	202,465	967,783
Newmont Mining Corp.	529,408	13,145,201
Noranda Aluminium Holding Corp.	73,305	205,987
Nucor Corp.	344,183	17,573,984
Olympic Steel, Inc.	12,703	356,573
Paramount Gold & Silver Corp. (a)(d)	34,874	40,454
Reliance Steel & Aluminum Co.	95,402	7,014,909
Royal Gold, Inc. (d)	67,319	3,035,414
RTI International Metals, Inc. (a)(d)	27,976	975,523
Schnitzer Steel Industries, Inc. Class A (d)	20,284	621,400
Silver Bull Resources, Inc. (a)(d)	60,971	20,120
Solitario Exploration & Royalty Corp. (a)	18,115	15,443

	Shares	Value
Steel Dynamics, Inc.	277,791	$ 5,061,352
Stillwater Mining Co. (a)(d)	124,032	1,392,879
SunCoke Energy, Inc. (a)	69,275	1,570,464
Synalloy Corp.	8,615	138,788
Timberline Resources Corp. (a)	18,994	3,041
U.S. Antimony Corp. (a)(d)	24,962	52,420
U.S. Silica Holdings, Inc.	48,988	1,690,576
United States Steel Corp. (d)	138,735	3,719,485
Universal Stainless & Alloy Products, Inc. (a)(d)	6,659	242,055
Walter Energy, Inc. (d)	65,194	927,711
Worthington Industries, Inc.	60,686	2,544,564
		136,927,782
Paper & Forest Products - 0.2%
Boise Cascade Co. (d)	37,823	970,538
Clearwater Paper Corp. (a)	22,216	1,176,337
Deltic Timber Corp.	13,533	852,714
Domtar Corp.	36,405	3,112,992
International Paper Co.	474,001	22,112,147
Kapstone Paper & Packaging Corp.	53,009	2,824,320
Louisiana-Pacific Corp. (a)	160,954	2,639,646
Neenah Paper, Inc.	13,754	577,530
P.H. Glatfelter Co.	45,036	1,260,558
Resolute Forest Products (a)(d)	103,317	1,673,735
Schweitzer-Mauduit International, Inc.	31,120	1,606,103
Verso Paper Corp. (a)(d)	23,529	14,588
Wausau-Mosinee Paper Corp. (d)	43,988	534,014
		39,355,222
TOTAL MATERIALS		812,016,466
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.8%
8x8, Inc. (a)	89,195	929,412
Alaska Communication Systems Group, Inc. (a)	135,810	300,140
AT&T, Inc.	5,612,427	197,613,555
Atlantic Tele-Network, Inc.	16,949	950,330
Cbeyond, Inc. (a)	59,758	331,657
CenturyLink, Inc.	645,919	19,829,713
Cincinnati Bell, Inc. (a)(d)	198,209	634,269
Cogent Communications Group, Inc.	64,769	2,526,639
Consolidated Communications Holdings, Inc.	59,983	1,159,171
Elephant Talk Communication, Inc. (a)	63,184	63,184
FairPoint Communications, Inc. (a)(d)	43,838	407,693
Frontier Communications Corp. (d)	1,084,701	5,076,401
General Communications, Inc. Class A (a)	33,964	337,942
Hawaiian Telcom Holdco, Inc. (a)(d)	11,736	355,953
HickoryTech Corp.	2,523	34,540
IDT Corp. Class B	44,765	994,231
inContact, Inc. (a)(d)	42,838	321,285
Inteliquent, Inc.	28,172	326,513
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Intelsat SA (d)	20,815	$ 450,228
Iridium Communications, Inc. (a)(d)	61,404	377,635
Level 3 Communications, Inc. (a)(d)	161,071	4,899,780
Lumos Networks Corp.	15,837	365,201
ORBCOMM, Inc. (a)(d)	20,031	124,593
Premiere Global Services, Inc. (a)	64,433	601,160
Straight Path Communications, Inc. Class B (a)	22,382	176,818
Towerstream Corp. (a)(d)	39,383	92,156
TW Telecom, Inc. (a)	143,038	4,050,836
Verizon Communications, Inc.	3,054,477	151,563,149
Vonage Holdings Corp. (a)	140,662	465,591
Windstream Holdings, Inc. (d)	719,900	5,809,593
xG Technology, Inc. (a)	1,492	2,611
		401,171,979
Wireless Telecommunication Services - 0.3%
Boingo Wireless, Inc. (a)(d)	15,589	101,796
Crown Castle International Corp. (a)	361,095	26,804,082
Leap Wireless International, Inc. (a)	51,525	855,830
NII Holdings, Inc. (a)(d)	160,624	407,985
NTELOS Holdings Corp.	10,948	234,397
SBA Communications Corp. Class A (a)(d)	130,318	11,099,184
Shenandoah Telecommunications Co.	22,919	572,517
Sprint Corp. (a)(d)	903,143	7,577,370
T-Mobile U.S., Inc. (a)	283,965	7,385,930
Telephone & Data Systems, Inc.	98,546	2,740,564
U.S. Cellular Corp. (d)	27,310	1,211,745
U.S.A. Mobility, Inc.	43,148	633,844
		59,625,244
TOTAL TELECOMMUNICATION SERVICES		460,797,223
UTILITIES - 3.0%
Electric Utilities - 1.5%
Allete, Inc.	41,106	2,025,704
American Electric Power Co., Inc.	510,960	24,045,778
Cleco Corp.	77,341	3,535,257
Duke Energy Corp.	734,264	51,369,109
Edison International	347,873	16,075,211
El Paso Electric Co.	44,691	1,610,217
Empire District Electric Co.	52,048	1,181,490
Entergy Corp.	192,366	11,905,532
Exelon Corp.	896,615	24,127,910
FirstEnergy Corp.	444,302	14,497,574
Great Plains Energy, Inc.	172,510	4,095,387
Hawaiian Electric Industries, Inc.	114,982	2,910,194
IDACORP, Inc. (d)	52,660	2,721,469
ITC Holdings Corp.	54,901	4,967,442
MGE Energy, Inc.	24,386	1,364,397
NextEra Energy, Inc.	448,844	37,967,714

	Shares	Value
Northeast Utilities	345,580	$ 14,196,426
NRG Yield, Inc. Class A	38,525	1,392,679
NV Energy, Inc.	247,978	5,864,680
OGE Energy Corp.	236,316	8,133,997
Otter Tail Corp.	43,707	1,291,979
Pepco Holdings, Inc. (d)	313,266	5,977,115
Pinnacle West Capital Corp.	111,381	5,943,290
PNM Resources, Inc.	88,029	2,048,435
Portland General Electric Co.	65,957	1,966,178
PPL Corp.	688,750	21,151,513
Southern Co.	938,228	38,120,204
UIL Holdings Corp.	57,418	2,154,898
Unitil Corp.	19,695	595,971
UNS Energy Corp.	41,813	2,002,006
Westar Energy, Inc. (d)	117,240	3,676,646
Xcel Energy, Inc.	551,741	15,459,783
		334,376,185
Gas Utilities - 0.2%
AGL Resources, Inc.	117,679	5,476,781
Atmos Energy Corp.	98,344	4,371,391
Chesapeake Utilities Corp.	10,363	602,919
Delta Natural Gas Co., Inc.	3,078	68,424
Gas Natural, Inc.	8,386	71,952
Laclede Group, Inc.	27,494	1,267,748
National Fuel Gas Co. (d)	95,902	6,471,467
New Jersey Resources Corp.	42,760	1,953,704
Northwest Natural Gas Co. (d)	34,699	1,475,748
ONEOK, Inc.	220,780	12,820,695
Piedmont Natural Gas Co., Inc. (d)	81,668	2,707,294
Questar Corp.	181,066	4,077,606
South Jersey Industries, Inc.	34,725	1,968,908
Southwest Gas Corp.	51,656	2,740,867
UGI Corp.	117,609	4,734,938
WGL Holdings, Inc. (d)	56,924	2,268,421
		53,078,863
Independent Power Producers & Energy Traders - 0.2%
American DG Energy, Inc. (a)	24,722	42,522
Black Hills Corp.	46,600	2,342,582
Calpine Corp. (a)	397,038	7,507,989
Dynegy, Inc. (a)(d)	97,519	2,087,882
Genie Energy Ltd. Class B (a)	11,430	192,024
NRG Energy, Inc.	330,230	8,737,886
Ormat Technologies, Inc.	29,840	748,387
Synthesis Energy Systems, Inc. (a)	39,903	27,134
The AES Corp.	663,424	9,666,088
		31,352,494
Multi-Utilities - 1.0%
Alliant Energy Corp.	123,112	6,340,268
Ameren Corp.	265,803	9,529,038
Avista Corp.	75,556	2,058,901
CenterPoint Energy, Inc.	440,541	10,321,876
CMS Energy Corp.	256,908	6,818,338
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
Consolidated Edison, Inc.	303,335	$ 16,747,125
Dominion Resources, Inc.	612,291	39,743,809
DTE Energy Co.	188,435	12,576,152
Integrys Energy Group, Inc.	96,715	5,197,464
MDU Resources Group, Inc.	192,136	5,700,675
NiSource, Inc.	316,989	10,023,192
NorthWestern Energy Corp.	42,329	1,861,629
PG&E Corp.	472,526	19,075,875
Public Service Enterprise Group, Inc.	538,555	17,605,363
SCANA Corp.	162,365	7,658,757
Sempra Energy	245,898	21,747,219
TECO Energy, Inc.	187,457	3,194,267
Vectren Corp.	88,091	3,054,996
Wisconsin Energy Corp.	230,273	9,618,503
		208,873,447
Water Utilities - 0.1%
American States Water Co.	52,884	1,543,155
American Water Works Co., Inc.	210,972	8,934,664
Aqua America, Inc. (d)	188,993	4,549,062
Artesian Resources Corp. Class A	8,755	207,494
Cadiz, Inc. (a)(d)	5,759	34,036
California Water Service Group	51,749	1,182,982
Connecticut Water Service, Inc.	5,010	174,098
Middlesex Water Co.	7,054	155,047
Pure Cycle Corp. (a)	17,116	120,839
SJW Corp.	12,324	338,417
York Water Co.	5,248	114,879
		17,354,673
TOTAL UTILITIES		645,035,662
TOTAL COMMON STOCKS (Cost $15,079,904,882)		21,462,048,103
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.07% to 0.09% 12/12/13 to 6/26/14 (e) (Cost $15,995,851)	$ 16,000,000	15,995,898
Money Market Funds - 7.7%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	295,458,525	$ 295,458,525
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	1,394,609,878	1,394,609,878
TOTAL MONEY MARKET FUNDS (Cost $1,690,068,403)		1,690,068,403
TOTAL INVESTMENT PORTFOLIO - 106.2% (Cost $16,785,969,136)		23,168,112,404
NET OTHER ASSETS (LIABILITIES) - (6.2)%		(1,361,498,092)
NET ASSETS - 100%		$ 21,806,614,312
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
704 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2013	$ 63,504,320	$ 4,028,511
155 CME E-mini S&P MidCap 400 Index Contracts (United States)	Dec. 2013	20,198,050	933,141
474 CME S&P 500 Index Contracts (United States)	Dec. 2013	213,785,850	11,651,370
356 ICE Russell 2000 Mini Index Contracts (United States)	Dec. 2013	40,644,520	2,909,050
TOTAL EQUITY INDEX CONTRACTS		$ 338,132,740	$ 19,522,072

The face value of futures purchased as a percentage of net assets is 1.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $15,995,898.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 238,634
Fidelity Securities Lending Cash Central Fund	5,091,895
Total	$ 5,330,529
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,863,196,467	$ 2,863,186,606	$ -	$ 9,861
Consumer Staples	1,872,731,934	1,872,731,934	-	-
Energy	2,016,739,800	2,016,738,310	-	1,490
Financials	3,739,180,423	3,739,177,349	-	3,074
Health Care	2,736,090,707	2,736,090,707	-	-
Industrials	2,494,970,639	2,494,970,639	-	-
Information Technology	3,821,288,782	3,821,288,782	-	-
Materials	812,016,466	812,016,466	-	-
Telecommunication Services	460,797,223	460,797,223	-	-
Utilities	645,035,662	645,035,662	-	-
U.S. Government and Government Agency Obligations	15,995,898	-	15,995,898	-
Money Market Funds	1,690,068,403	1,690,068,403	-	-
Total Investments in Securities:	$ 23,168,112,404	$ 23,152,102,081	$ 15,995,898	$ 14,425
Derivative Instruments:
Assets
Futures Contracts	$ 19,522,072	$ 19,522,072	$ -	$ -
Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $16,880,967,311. Net unrealized appreciation aggregated $6,287,145,093, of which $7,285,771,841 related to appreciated investment securities and $998,626,748 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Extended Market
Index Fund

November 30, 2013

1.810690.109

SEI-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 16.2%
Auto Components - 1.3%
Allison Transmission Holdings, Inc.	232,554	$ 6,330,120
American Axle & Manufacturing Holdings, Inc. (a)	190,176	3,803,520
Autoliv, Inc. (d)	292,704	27,180,493
Cooper Tire & Rubber Co.	184,502	4,538,749
Dana Holding Corp.	439,510	8,913,263
Dorman Products, Inc. (d)	97,066	4,831,945
Drew Industries, Inc.	73,861	4,004,005
Federal-Mogul Corp. Class A (a)	101,724	2,087,376
Fox Factory Holding Corp.	29,906	549,672
Fuel Systems Solutions, Inc. (a)	43,105	588,814
Gentex Corp. (d)	448,708	13,375,985
Gentherm, Inc. (a)	106,833	2,581,085
Lear Corp.	248,062	20,566,820
Modine Manufacturing Co. (a)	157,107	2,086,381
Motorcar Parts of America, Inc. (a)	38,295	673,609
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	51,603	354,513
Remy International, Inc.	47,195	1,096,340
Shiloh Industries, Inc.	22,518	521,967
Spartan Motors, Inc.	75,935	524,711
Standard Motor Products, Inc.	67,206	2,333,392
Stoneridge, Inc. (a)	79,829	1,030,592
Strattec Security Corp.	6,920	310,500
Superior Industries International, Inc.	72,385	1,428,880
Tenneco, Inc. (a)(d)	190,033	10,907,894
Tower International, Inc. (a)	57,875	1,243,734
TRW Automotive Holdings Corp. (a)	357,163	27,715,849
UQM Technologies, Inc. (a)(d)	78,497	156,209
Visteon Corp. (a)	153,074	12,037,739
		161,774,157
Automobiles - 0.3%
Tesla Motors, Inc. (a)(d)	252,983	32,199,676
Thor Industries, Inc.	142,624	7,711,680
Winnebago Industries, Inc. (a)	100,663	3,116,526
		43,027,882
Distributors - 0.3%
Core-Mark Holding Co., Inc.	38,317	2,828,561
LKQ Corp. (a)	934,326	30,972,907
Pool Corp.	146,173	8,191,535
VOXX International Corp. (a)	62,477	1,114,590
Weyco Group, Inc.	16,952	497,541
		43,605,134
Diversified Consumer Services - 0.8%
American Public Education, Inc. (a)(d)	53,332	2,410,073
Apollo Ed Group, Inc. Class A (non-vtg.) (a)	305,270	8,025,548
Ascent Capital Group, Inc. (a)(d)	40,177	3,454,418
Bridgepoint Education, Inc. (a)(d)	63,860	1,181,410
Bright Horizons Family Solutions, Inc.	62,869	2,190,985

	Shares	Value
Cambium Learning Group, Inc. (a)	16,192	$ 24,774
Capella Education Co. (d)	34,672	2,278,644
Career Education Corp. (a)	169,185	854,384
Carriage Services, Inc.	49,366	926,600
Collectors Universe, Inc. (d)	17,833	295,849
Corinthian Colleges, Inc. (a)(d)	237,951	399,758
DeVry, Inc.	181,172	6,438,853
Education Management Corp. (a)(d)	71,409	824,774
Grand Canyon Education, Inc. (a)(d)	144,291	6,571,012
Hillenbrand, Inc.	200,912	5,645,627
ITT Educational Services, Inc. (a)(d)	55,982	2,182,738
K12, Inc. (a)(d)	93,646	1,970,312
Learning Tree International, Inc. (a)	12,160	34,170
LifeLock, Inc. (a)(d)	213,808	3,681,774
Lincoln Educational Services Corp.	64,172	343,320
Mac-Gray Corp.	26,567	565,877
Matthews International Corp. Class A	89,317	3,767,391
National American University Holdings, Inc.	23,237	85,280
Outerwall, Inc. (a)(d)	87,552	5,988,557
Regis Corp.	155,503	2,486,493
Service Corp. International	676,402	12,222,584
Sotheby's Class A (Ltd. vtg.)	205,256	10,521,423
Steiner Leisure Ltd. (a)	42,889	2,537,313
Stewart Enterprises, Inc. Class A	234,666	3,109,325
Strayer Education, Inc. (d)	31,745	1,179,327
Universal Technical Institute, Inc.	55,188	802,985
Weight Watchers International, Inc. (d)	83,626	2,710,319
		95,711,897
Hotels, Restaurants & Leisure - 3.0%
AFC Enterprises, Inc. (a)	78,410	3,417,892
Ambassadors Group, Inc.	48,627	224,170
ARK Restaurants Corp.	8,457	181,826
Bally Technologies, Inc. (a)	119,502	8,911,264
Biglari Holdings, Inc. (d)	5,058	2,453,433
BJ's Restaurants, Inc. (a)(d)	79,993	2,370,993
Bloomin' Brands, Inc. (a)	147,792	3,872,150
Bob Evans Farms, Inc.	84,297	4,686,070
Boyd Gaming Corp. (a)(d)	237,557	2,720,028
Bravo Brio Restaurant Group, Inc. (a)	55,991	894,176
Brinker International, Inc.	200,010	9,406,470
Buffalo Wild Wings, Inc. (a)(d)	57,931	8,703,553
Burger King Worldwide, Inc. (d)	201,153	4,262,432
Caesars Entertainment Corp. (a)	119,533	2,443,255
Carrols Restaurant Group, Inc. (a)	55,247	370,155
CEC Entertainment, Inc.	53,783	2,578,895
Century Casinos, Inc. (a)	54,140	288,566
Choice Hotels International, Inc. (d)	99,803	4,661,798
Churchill Downs, Inc.	41,062	3,689,421
Chuys Holdings, Inc. (a)(d)	51,981	1,811,018
Cosi, Inc. (a)(d)	22,932	37,838
Cracker Barrel Old Country Store, Inc. (d)	75,969	8,241,877
Del Frisco's Restaurant Group, Inc. (a)(d)	47,420	1,003,881
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Denny's Corp. (a)(d)	286,792	$ 2,064,902
Diamond Resorts International, Inc.	53,289	952,274
DineEquity, Inc.	52,840	4,445,429
Diversified Restaurant Holdings, Inc. (a)	9,282	52,536
Domino's Pizza, Inc.	179,478	12,407,314
Dover Downs Gaming & Entertainment, Inc.	28,631	42,088
Dover Motorsports, Inc.	22,686	57,622
Dunkin' Brands Group, Inc.	322,200	15,781,356
Einstein Noah Restaurant Group, Inc.	20,719	331,297
Empire Resorts, Inc. (a)(d)	31,800	157,728
Entertainment Gaming Asia, Inc. (a)	41,906	51,963
Famous Dave's of America, Inc. (a)	15,087	302,796
Fiesta Restaurant Group, Inc. (a)	66,876	3,274,918
Frisch's Restaurants, Inc.	8,068	189,840
Full House Resorts, Inc. (a)	24,413	68,845
Gaming Partners International Corp.	1,584	12,815
Hyatt Hotels Corp. Class A (a)(d)	191,782	9,276,495
Ignite Restaurant Group, Inc. (a)(d)	17,224	212,716
International Speedway Corp. Class A	89,499	3,072,501
Interval Leisure Group, Inc.	135,121	3,618,540
Isle of Capri Casinos, Inc. (a)	62,455	507,759
Jack in the Box, Inc. (a)	141,594	6,704,476
Jamba, Inc. (a)(d)	49,896	588,773
Kona Grill, Inc. (a)	11,867	187,855
Krispy Kreme Doughnuts, Inc. (a)(d)	200,492	5,088,487
Lakes Entertainment, Inc. (a)	51,180	202,161
Las Vegas Sands Corp.	1,197,139	85,810,924
Life Time Fitness, Inc. (a)(d)	121,936	5,915,115
Luby's, Inc. (a)	44,166	396,611
Marcus Corp.	44,387	647,606
Marriott Vacations Worldwide Corp. (a)	93,496	4,884,231
MAXXAM, Inc. (a)	8	5,132
MGM Mirage, Inc. (a)	1,005,396	19,293,549
Monarch Casino & Resort, Inc. (a)	28,201	500,568
Morgans Hotel Group Co. (a)(d)	89,969	724,250
MTR Gaming Group, Inc. (a)	52,052	289,409
Multimedia Games Holding Co., Inc. (a)	89,671	2,600,459
Nathan's Famous, Inc. (a)	8,467	446,550
Noodles & Co. (d)	18,723	760,715
Norwegian Cruise Line Holdings Ltd.	147,274	5,022,043
Orient Express Hotels Ltd. Class A (a)	299,489	4,411,473
Panera Bread Co. Class A (a)	85,534	15,130,109
Papa John's International, Inc.	55,466	4,707,677
Penn National Gaming, Inc. (a)(d)	201,164	2,904,808
Pinnacle Entertainment, Inc. (a)	191,005	4,801,866
Premier Exhibitions, Inc. (a)	89,421	105,517
Red Lion Hotels Corp. (a)	45,825	252,038
Red Robin Gourmet Burgers, Inc. (a)(d)	45,201	3,602,972
Rick's Cabaret International, Inc. (a)	17,933	185,965
Royal Caribbean Cruises Ltd.	503,253	22,168,295

	Shares	Value
Ruby Tuesday, Inc. (a)(d)	175,798	$ 1,239,376
Ruth's Hospitality Group, Inc.	111,579	1,604,506
Scientific Games Corp. Class A (a)(d)	151,632	2,721,794
SeaWorld Entertainment, Inc.	81,280	2,423,770
Six Flags Entertainment Corp.	310,595	11,557,240
Sonic Corp. (a)	187,706	3,714,702
Speedway Motorsports, Inc.	37,455	753,969
Texas Roadhouse, Inc. Class A	182,822	5,115,360
The Cheesecake Factory, Inc.	149,021	7,264,774
Town Sports International Holdings, Inc.	52,977	728,434
Vail Resorts, Inc.	117,931	8,937,990
Wendy's Co.	859,102	7,396,868
		385,911,312
Household Durables - 1.2%
Bassett Furniture Industries, Inc.	27,362	431,499
Beazer Homes U.S.A., Inc. (a)(d)	89,545	1,863,431
Blyth, Inc. (d)	30,867	385,529
Cavco Industries, Inc. (a)(d)	19,068	1,286,518
Cobra Electronics Corp. (a)	2,458	7,374
Comstock Holding Companies, Inc. Class A (a)(d)	37,485	71,596
CSS Industries, Inc.	27,206	847,195
Dixie Group, Inc. (a)	27,024	350,772
Emerson Radio Corp. (a)	24,397	46,842
Ethan Allen Interiors, Inc. (d)	88,458	2,733,352
Flexsteel Industries, Inc.	13,576	375,512
Helen of Troy Ltd. (a)	96,407	4,695,985
Hooker Furniture Corp.	30,101	514,125
Hovnanian Enterprises, Inc. Class A (a)(d)	335,344	1,720,315
iRobot Corp. (a)(d)	85,520	2,840,119
Jarden Corp. (a)	366,988	20,639,405
KB Home (d)	250,590	4,392,843
Kid Brands, Inc. (a)	42,456	45,003
Koss Corp.	1,389	6,806
La-Z-Boy, Inc.	172,544	5,048,637
Libbey, Inc. (a)	62,623	1,440,329
Lifetime Brands, Inc.	19,423	283,964
M.D.C. Holdings, Inc. (d)	119,438	3,609,416
M/I Homes, Inc. (a)(d)	86,608	1,902,778
Meritage Homes Corp. (a)(d)	108,388	4,723,549
Mohawk Industries, Inc. (a)	186,437	26,104,909
NACCO Industries, Inc. Class A	18,522	1,199,300
NVR, Inc. (a)	13,751	13,338,195
Ryland Group, Inc. (d)	146,687	5,797,070
Skullcandy, Inc. (a)	55,026	334,008
Skyline Corp. (a)	14,802	72,826
Standard Pacific Corp. (a)	442,131	3,616,632
Stanley Furniture Co., Inc. (a)	37,789	143,598
Taylor Morrison Home Corp. (d)	101,009	2,207,047
Tempur Sealy International, Inc. (a)(d)	185,032	9,440,333
Toll Brothers, Inc. (a)(d)	458,634	15,639,419
TRI Pointe Homes, Inc. (d)	41,907	831,854
Tupperware Brands Corp.	164,598	15,034,381
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
UCP, Inc.	26,900	$ 402,962
Universal Electronics, Inc. (a)	50,684	1,926,499
WCI Communities, Inc.	24,468	475,903
Wells-Gardner Electronics Corp. (a)	4,238	7,247
William Lyon Homes, Inc.	29,755	647,171
Zagg, Inc. (a)(d)	58,700	248,888
		157,731,136
Internet & Catalog Retail - 0.8%
1-800-FLOWERS.com, Inc. Class A (a)	119,868	610,128
Blue Nile, Inc. (a)(d)	39,633	1,825,496
CafePress, Inc. (a)	18,875	125,519
dELiA*s, Inc. (a)(d)	110,057	132,068
FTD Companies, Inc. (a)(d)	59,301	1,955,747
Gaiam, Inc. Class A (a)	35,599	224,630
Geeknet, Inc. (a)	16,239	305,943
Groupon, Inc. Class A (a)	1,147,646	10,386,196
Hollywood Media Corp. (a)	72,242	106,918
HomeAway, Inc. (a)(d)	182,510	6,661,615
HSN, Inc.	116,756	6,701,794
Liberty Media Corp.:
Interactive Series A (a)	1,505,504	42,274,552
Series A (a)	108,831	13,228,408
NutriSystem, Inc. (d)	94,402	1,857,831
Orbitz Worldwide, Inc. (a)	100,772	697,342
Overstock.com, Inc. (a)(d)	42,585	1,192,380
PetMed Express, Inc. (d)	55,437	874,796
RetailMeNot, Inc. (d)	31,905	914,716
Shutterfly, Inc. (a)(d)	116,320	5,493,794
U.S. Auto Parts Network, Inc. (a)	28,450	75,677
ValueVision Media, Inc. Class A (a)	117,722	678,079
Vitacost.com, Inc. (a)(d)	57,854	332,082
		96,655,711
Leisure Equipment & Products - 0.4%
Arctic Cat, Inc.	41,067	2,310,840
Black Diamond, Inc. (a)(d)	70,114	936,022
Brunswick Corp.	282,352	12,903,486
Callaway Golf Co.	219,094	1,774,661
Escalade, Inc.	6,336	67,415
JAKKS Pacific, Inc. (d)	56,230	363,246
Johnson Outdoors, Inc. Class A	11,512	329,704
Leapfrog Enterprises, Inc. Class A (a)(d)	177,317	1,526,699
Marine Products Corp.	22,297	214,720
Nautilus, Inc. (a)	76,184	576,713
Polaris Industries, Inc.	197,448	26,353,385
Smith & Wesson Holding Corp. (a)(d)	225,106	2,660,753
Sturm, Ruger & Co., Inc. (d)	61,735	4,749,274
Summer Infant, Inc. (a)	37,416	80,819
		54,847,737
Media - 3.1%
A.H. Belo Corp. Class A	47,589	368,339

	Shares	Value
AMC Networks, Inc. Class A (a)	182,908	$ 11,740,865
Ballantyne of Omaha, Inc. (a)	47,765	222,107
Beasley Broadcast Group, Inc. Class A (d)	5,286	48,578
Belo Corp. Series A	279,798	3,841,627
Carmike Cinemas, Inc. (a)	81,336	1,947,184
Central European Media Enterprises Ltd. Class A (a)(d)	203,610	509,025
Charter Communications, Inc. Class A (a)	208,988	28,234,279
Cinemark Holdings, Inc.	331,028	10,920,614
Clear Channel Outdoor Holding, Inc. Class A	111,673	988,306
Crown Media Holdings, Inc. Class A (a)(d)	89,832	300,937
Cumulus Media, Inc. Class A (a)(d)	276,309	1,928,637
Digital Cinema Destinations Co. (a)	8,182	43,692
Digital Generation, Inc. (a)(d)	69,421	819,862
DISH Network Corp. Class A	648,604	35,128,393
DreamWorks Animation SKG, Inc. Class A (a)(d)	221,694	7,063,171
E.W. Scripps Co. Class A (a)	110,895	2,247,842
Emmis Communications Corp. Class A (a)	80,456	213,208
Entercom Communications Corp. Class A (a)(d)	55,913	585,409
Entravision Communication Corp. Class A	226,807	1,499,194
FAB Universal Corp. (a)(d)	52,613	161,522
Gray Television, Inc. (a)	134,495	1,647,564
Harris Interactive, Inc. (a)	49,977	100,454
Harte-Hanks, Inc.	132,132	1,051,771
Hemisphere Media Group, Inc. (a)(d)	7,082	78,964
Insignia Systems, Inc. (a)	22,896	62,506
John Wiley & Sons, Inc. Class A (d)	147,780	7,530,869
Journal Communications, Inc. Class A (a)	107,965	1,042,942
Lamar Advertising Co. Class A (a)	198,388	9,903,529
Lee Enterprises, Inc. (a)(d)	140,982	501,896
Liberty Global PLC Class A (a)	1,164,961	99,965,303
Liberty Media Corp. Class A (a)	313,372	48,090,067
Live Nation Entertainment, Inc. (a)	443,054	8,138,902
Loral Space & Communications Ltd.	43,562	3,438,349
Martha Stewart Living Omnimedia, Inc. Class A (a)	61,948	228,588
Media General, Inc. Class A (a)(d)	60,728	1,099,177
Meredith Corp.	122,000	6,507,480
Morningstar, Inc.	68,811	5,739,526
National CineMedia, Inc.	194,966	3,636,116
Nexstar Broadcasting Group, Inc. Class A	89,184	4,429,769
NTN Communications, Inc. (a)	49,847	38,881
Radio One, Inc. Class D (non-vtg.) (a)	89,989	311,362
ReachLocal, Inc. (a)(d)	35,865	453,692
Reading International, Inc. Class A (a)	33,132	241,532
Regal Entertainment Group Class A	249,672	4,863,611
Rentrak Corp. (a)(d)	32,362	1,291,244
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
RLJ Entertainment, Inc. (a)	42,349	$ 179,983
Saga Communications, Inc. Class A	10,015	516,774
Salem Communications Corp. Class A	20,080	180,519
Scholastic Corp.	83,958	2,564,077
Sinclair Broadcast Group, Inc. Class A	228,756	7,507,772
Sirius XM Holdings, Inc. (d)	9,722,628	36,654,308
Spanish Broadcasting System, Inc. Class A (a)	17,489	67,682
SPAR Group, Inc. (a)	4,346	8,040
Starz - Liberty Capital Series A (a)	290,133	8,204,961
The Madison Square Garden Co. Class A (a)	194,523	10,963,316
The McClatchy Co. Class A (a)(d)	164,150	515,431
The New York Times Co. Class A (d)	418,024	5,835,615
Valassis Communications, Inc. (d)	121,887	3,578,602
Value Line, Inc.	1,396	13,569
World Wrestling Entertainment, Inc. Class A	91,457	1,400,207
		397,397,741
Multiline Retail - 0.3%
Big Lots, Inc. (a)(d)	181,782	6,967,704
Dillard's, Inc. Class A	73,372	6,713,538
Fred's, Inc. Class A (d)	107,249	1,861,843
Gordmans Stores, Inc.	23,635	246,986
J.C. Penney Co., Inc. (a)	950,000	9,680,500
Sears Holdings Corp. (a)(d)	137,542	8,738,043
The Bon-Ton Stores, Inc. (d)	31,972	568,462
Tuesday Morning Corp. (a)	123,106	1,705,018
		36,482,094
Specialty Retail - 3.4%
Aarons, Inc. Class A	243,031	6,960,408
Advance Auto Parts, Inc.	224,576	22,684,422
Aeropostale, Inc. (a)(d)	230,359	2,377,305
America's Car Mart, Inc. (a)(d)	24,361	1,023,893
American Eagle Outfitters, Inc.	524,458	8,532,932
ANN, Inc. (a)(d)	133,862	4,774,858
Appliance Recycling Centers of America, Inc. (a)	2,967	9,910
Asbury Automotive Group, Inc. (a)(d)	93,500	4,854,520
Ascena Retail Group, Inc. (a)	403,570	8,596,041
Barnes & Noble, Inc. (a)(d)	114,042	1,913,625
bebe stores, Inc.	123,042	724,717
Big 5 Sporting Goods Corp.	55,710	1,037,320
Body Central Corp. (a)(d)	37,768	148,051
Books-A-Million, Inc. (a)(d)	28,953	74,699
Brown Shoe Co., Inc.	129,959	3,343,845
Build-A-Bear Workshop, Inc. (a)	42,241	391,574
Cabela's, Inc. Class A (a)(d)	140,651	8,614,874
Cache, Inc. (a)	37,741	197,763
Chico's FAS, Inc.	504,031	9,420,339
Christopher & Banks Corp. (a)	115,035	721,269

	Shares	Value
Citi Trends, Inc. (a)	46,530	$ 768,210
Coldwater Creek, Inc. (a)(d)	41,025	36,923
Conn's, Inc. (a)(d)	75,593	4,560,526
CST Brands, Inc.	235,695	7,752,009
Destination Maternity Corp.	34,153	1,043,033
Destination XL Group, Inc. (a)	117,970	829,329
Dick's Sporting Goods, Inc.	309,844	17,512,383
Dover Saddlery, Inc. (a)	1,537	8,008
DSW, Inc. Class A (d)	226,566	10,156,954
Express, Inc. (a)(d)	281,732	6,933,425
Finish Line, Inc. Class A	158,333	4,181,575
Five Below, Inc. (a)(d)	147,886	7,861,620
Foot Locker, Inc.	458,502	17,831,143
Francescas Holdings Corp. (a)(d)	141,202	2,770,383
Genesco, Inc. (a)(d)	84,088	6,299,032
GNC Holdings, Inc.	301,558	18,147,760
Group 1 Automotive, Inc.	63,374	4,337,950
Guess?, Inc. (d)	189,835	6,503,747
Hastings Entertainment, Inc.	13,630	29,168
Haverty Furniture Companies, Inc.	62,530	1,782,105
hhgregg, Inc. (a)(d)	51,212	763,059
Hibbett Sports, Inc. (a)(d)	89,175	5,758,030
Jos. A. Bank Clothiers, Inc. (a)	85,582	4,862,769
Kirkland's, Inc. (a)	44,730	1,145,983
Lithia Motors, Inc. Class A (sub. vtg.)	67,734	4,475,863
Lumber Liquidators Holdings, Inc. (a)(d)	83,569	8,414,563
MarineMax, Inc. (a)(d)	78,241	1,229,949
Mattress Firm Holding Corp. (a)	47,267	1,755,024
Monro Muffler Brake, Inc. (d)	94,659	5,022,607
Murphy U.S.A., Inc.	140,313	6,349,163
New York & Co., Inc. (a)	88,163	452,276
Office Depot, Inc. (a)(d)	1,450,486	7,890,644
Pacific Sunwear of California, Inc. (a)	152,515	443,819
Penske Automotive Group, Inc.	133,283	5,920,431
Perfumania Holdings, Inc. (a)	10,679	52,647
Pier 1 Imports, Inc.	325,593	7,257,468
RadioShack Corp. (a)(d)	296,457	862,690
Rent-A-Center, Inc. (d)	159,859	5,444,798
Restoration Hardware Holdings, Inc. (d)	85,624	6,464,612
Sally Beauty Holdings, Inc. (a)(d)	461,023	12,973,187
Sears Hometown & Outlet Stores, Inc. (a)	39,806	1,272,996
Select Comfort Corp. (a)(d)	171,402	3,618,296
Shoe Carnival, Inc.	42,345	1,225,041
Signet Jewelers Ltd.	248,796	19,117,485
Sonic Automotive, Inc. Class A (sub. vtg.)	113,026	2,680,977
Stage Stores, Inc.	107,717	2,263,134
Stein Mart, Inc.	90,494	1,333,882
Systemax, Inc.	25,296	290,145
Tandy Leather Factory, Inc. (a)	3,074	26,129
The Buckle, Inc. (d)	92,374	4,901,364
The Cato Corp. Class A (sub. vtg.)	85,606	2,914,028
The Children's Place Retail Stores, Inc. (a)(d)	66,414	3,652,770
The Men's Wearhouse, Inc.	139,964	7,154,960
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
The Pep Boys - Manny, Moe & Jack (a)(d)	167,520	$ 2,295,024
Tile Shop Holdings, Inc. (a)(d)	73,701	1,234,492
Tilly's, Inc. (a)	28,756	346,222
Tractor Supply Co.	431,727	31,606,734
Trans World Entertainment Corp.	29,120	126,672
Ulta Salon, Cosmetics & Fragrance, Inc. (a)(d)	197,296	25,044,754
Vitamin Shoppe, Inc. (a)(d)	95,899	5,204,439
West Marine, Inc. (a)	34,107	461,809
Wet Seal, Inc. Class A (a)(d)	314,133	1,046,063
Williams-Sonoma, Inc.	271,629	16,058,706
Winmark Corp.	7,287	624,132
Zale Corp. (a)	107,361	1,583,575
Zumiez, Inc. (a)	76,306	2,119,018
		431,490,077
Textiles, Apparel & Luxury Goods - 1.3%
American Apparel, Inc. (a)(d)	141,121	167,934
Carter's, Inc.	178,025	12,581,027
Charles & Colvard Ltd. (a)	45,090	238,526
Cherokee, Inc.	28,809	412,545
Columbia Sportswear Co.	45,436	3,152,804
Costa, Inc. Class A (a)	20,179	441,920
Crocs, Inc. (a)	266,809	3,681,964
Crown Crafts, Inc.	2,227	17,816
Culp, Inc.	19,568	395,861
Deckers Outdoor Corp. (a)(d)	105,609	8,727,528
Delta Apparel, Inc. (a)	17,128	286,038
DGSE Companies, Inc. (a)	6,929	17,253
Fifth & Pacific Companies, Inc. (a)	377,739	12,336,956
Forward Industries, Inc. (NY Shares) (a)	18,823	31,999
G-III Apparel Group Ltd. (a)	51,923	3,128,361
Hanesbrands, Inc.	305,574	21,420,737
Iconix Brand Group, Inc. (a)(d)	168,100	6,670,208
Joe's Jeans, Inc. (a)(d)	130,979	157,175
Lakeland Industries, Inc. (a)	25,549	128,511
lululemon athletica, Inc. (a)(d)	324,681	22,636,759
Movado Group, Inc.	58,242	2,651,176
Oxford Industries, Inc. (d)	49,939	3,755,413
Perry Ellis International, Inc.	47,883	743,623
Quiksilver, Inc. (a)(d)	390,703	3,477,257
R.G. Barry Corp.	22,932	440,294
Rocky Brands, Inc.	16,536	254,158
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	123,922	4,166,258
Steven Madden Ltd. (a)	188,956	7,361,726
Superior Uniform Group, Inc.	5,649	86,825
Tandy Brands Accessories, Inc. (a)	1,058	413
The Jones Group, Inc.	247,683	3,477,469
Tumi Holdings, Inc. (a)(d)	147,462	3,539,088

	Shares	Value
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	245,584	$ 19,818,629
Unifi, Inc. (a)	45,178	1,253,238
Vera Bradley, Inc. (a)(d)	73,307	1,841,472
Wolverine World Wide, Inc. (d)	298,725	9,831,040
		159,330,001
TOTAL CONSUMER DISCRETIONARY		2,063,964,879
CONSUMER STAPLES - 3.4%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)(d)	27,988	6,851,462
Coca-Cola Bottling Co. Consolidated	13,730	932,267
Craft Brew Alliance, Inc. (a)	22,005	390,589
Crystal Rock Holdings, Inc. (a)	4,384	3,858
MGP Ingredients, Inc.	21,690	108,667
National Beverage Corp.	48,005	1,013,866
Primo Water Corp. (a)	56,566	173,658
REED'S, Inc. (a)	9,804	64,706
		9,539,073
Food & Staples Retailing - 0.6%
Andersons, Inc.	60,376	5,136,186
Arden Group, Inc. Class A	3,147	409,079
Casey's General Stores, Inc.	122,213	9,095,091
Chefs' Warehouse Holdings (a)(d)	57,645	1,479,171
Crumbs Bake Shop, Inc. (a)(d)	21,400	19,581
Fairway Group Holdings Corp. (d)	42,643	809,791
Fresh Market, Inc. (a)(d)	124,230	5,057,403
Harris Teeter Supermarkets, Inc. (d)	139,467	6,886,880
Ingles Markets, Inc. Class A (d)	40,864	1,073,497
Natural Grocers by Vitamin Cottage, Inc. (a)(d)	29,349	1,079,456
Pizza Inn Holdings, Inc. (a)(d)	13,090	115,061
PriceSmart, Inc. (d)	53,648	6,694,734
Rite Aid Corp. (a)	2,604,713	15,419,901
Roundy's, Inc. (d)	92,944	809,542
Spartan Stores, Inc.	124,732	2,893,782
Sprouts Farmers Market LLC (d)	64,538	2,442,118
SUPERVALU, Inc. (a)(d)	628,884	4,056,302
Susser Holdings Corp. (a)(d)	60,865	3,896,577
The Pantry, Inc. (a)	79,241	1,140,278
United Natural Foods, Inc. (a)(d)	157,268	10,827,902
Village Super Market, Inc. Class A	15,258	590,942
Weis Markets, Inc.	37,717	1,924,699
		81,857,973
Food Products - 1.6%
Alico, Inc.	8,218	320,338
Annie's, Inc. (a)(d)	46,033	2,115,216
B&G Foods, Inc. Class A (d)	180,727	6,258,576
Boulder Brands, Inc. (a)(d)	177,807	2,722,225
Bunge Ltd.	446,131	35,744,016
Cal-Maine Foods, Inc.	51,656	2,838,497
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Calavo Growers, Inc.	37,834	$ 1,166,422
Chiquita Brands International, Inc. (a)	152,765	1,614,726
Coffee Holding Co., Inc. (d)	4,500	22,365
Darling International, Inc. (a)	386,197	8,005,864
Dean Foods Co. (a)(d)	291,000	5,232,180
Diamond Foods, Inc. (a)(d)	65,224	1,613,642
Farmer Brothers Co. (a)	17,793	362,977
Flowers Foods, Inc.	547,658	11,900,608
Fresh Del Monte Produce, Inc.	121,091	3,391,759
Golden Enterprises Ltd.	2,595	10,146
Green Mountain Coffee Roasters, Inc. (d)	408,610	27,532,142
Griffin Land & Nurseries, Inc.	6,082	200,706
Hain Celestial Group, Inc. (a)(d)	148,060	12,243,081
Hillshire Brands Co.	367,533	12,282,953
Ingredion, Inc.	238,609	16,502,198
Inventure Foods, Inc. (a)	25,815	330,174
J&J Snack Foods Corp.	47,633	4,092,627
John B. Sanfilippo & Son, Inc.	24,690	629,348
Lancaster Colony Corp.	61,335	5,315,291
Lifeway Foods, Inc. (d)	17,769	268,667
Limoneira Co.	22,917	603,863
Omega Protein Corp. (a)	65,292	884,707
Pilgrims Pride Corp. (a)(d)	182,676	2,992,233
Pinnacle Foods, Inc.	101,262	2,793,819
Post Holdings, Inc. (a)	109,272	5,534,627
Rocky Mountain Chocolate Factory, Inc.	795	10,653
S&W Seed Co. (a)(d)	19,822	113,778
Sanderson Farms, Inc. (d)	63,643	4,349,363
Seaboard Corp.	896	2,531,200
Seneca Foods Corp. Class A (a)	22,104	692,518
Snyders-Lance, Inc.	158,206	4,557,915
Tootsie Roll Industries, Inc. (d)	74,145	2,376,347
TreeHouse Foods, Inc. (a)(d)	112,971	7,924,916
WhiteWave Foods Co. (a)	551,122	11,722,365
		209,805,048
Household Products - 0.5%
Central Garden & Pet Co. Class A (non-vtg.) (a)(d)	119,241	932,465
Church & Dwight Co., Inc.	423,261	27,617,780
Energizer Holdings, Inc.	192,608	21,254,293
Harbinger Group, Inc. (a)	109,097	1,309,164
Ocean Bio-Chem, Inc. (a)	20,307	49,143
Oil-Dri Corp. of America	15,023	604,225
Orchids Paper Products Co.	28,220	923,923
Spectrum Brands Holdings, Inc.	68,277	4,818,991
WD-40 Co.	48,314	3,636,112
		61,146,096
Personal Products - 0.5%
CCA Industries, Inc.	3,083	9,711
Coty, Inc. Class A (d)	202,981	3,332,948

	Shares	Value
Cyanotech Corp. (a)	3,808	$ 18,240
Elizabeth Arden, Inc. (a)(d)	81,746	3,231,419
Herbalife Ltd. (d)	266,108	18,542,405
Inter Parfums, Inc.	56,448	2,054,707
LifeVantage Corp. (a)(d)	341,909	656,465
Mannatech, Inc. (a)	3,529	75,874
MediFast, Inc. (a)(d)	42,222	1,143,794
Natural Alternatives International, Inc. (a)	20,104	113,387
Nature's Sunshine Products, Inc.	25,452	488,424
Nu Skin Enterprises, Inc. Class A	181,770	23,237,477
Nutraceutical International Corp.	24,021	614,938
Prestige Brands Holdings, Inc. (a)(d)	162,646	5,731,645
Reliv International, Inc.	10,690	33,567
Revlon, Inc. (a)	42,260	1,115,664
Star Scientific, Inc. (a)(d)	434,462	564,801
Synutra International, Inc. (a)	3,199	28,663
The Female Health Co.	57,839	529,805
United-Guardian, Inc.	5,269	136,572
USANA Health Sciences, Inc. (a)(d)	23,842	1,743,089
		63,403,595
Tobacco - 0.1%
Alliance One International, Inc. (a)(d)	300,348	928,075
Universal Corp. (d)	77,461	4,040,366
Vector Group Ltd. (d)	215,169	3,524,468
		8,492,909
TOTAL CONSUMER STAPLES		434,244,694
ENERGY - 5.8%
Energy Equipment & Services - 2.2%
Atwood Oceanics, Inc. (a)	174,495	9,171,457
Basic Energy Services, Inc. (a)(d)	97,645	1,385,583
Bolt Technology Corp.	27,943	564,169
Bristow Group, Inc.	119,830	9,610,366
C&J Energy Services, Inc. (a)(d)	145,057	3,437,851
Cal Dive International, Inc. (a)(d)	284,336	526,022
Carbo Ceramics, Inc. (d)	60,775	7,477,148
Core Laboratories NV (d)	142,671	25,986,096
Dawson Geophysical Co. (a)	24,309	785,667
Dresser-Rand Group, Inc. (a)	230,430	13,005,469
Dril-Quip, Inc. (a)	126,498	13,732,623
ENGlobal Corp. (a)	44,577	68,649
Era Group, Inc. (a)	57,006	1,860,106
Exterran Holdings, Inc. (a)(d)	187,476	6,096,720
Forbes Energy Services Ltd. (a)	24,064	88,556
Forum Energy Technologies, Inc. (a)(d)	164,231	4,435,879
Geospace Technologies Corp. (a)(d)	39,797	3,473,084
Global Geophysical Services, Inc. (a)(d)	67,238	102,202
GreenHunter Energy, Inc. (a)(d)	33,031	45,913
Gulf Island Fabrication, Inc.	43,462	1,150,005
Gulfmark Offshore, Inc. Class A	75,241	3,713,896
Helix Energy Solutions Group, Inc. (a)	307,355	6,826,355
Hercules Offshore, Inc. (a)	497,495	3,178,993
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Hornbeck Offshore Services, Inc. (a)	95,592	$ 4,839,823
ION Geophysical Corp. (a)(d)	368,370	1,421,908
Key Energy Services, Inc. (a)(d)	398,897	3,127,352
Matrix Service Co. (a)	80,487	1,786,811
McDermott International, Inc. (a)(d)	726,979	5,924,879
Mitcham Industries, Inc. (a)(d)	33,864	592,620
Natural Gas Services Group, Inc. (a)	35,836	1,062,896
Newpark Resources, Inc. (a)(d)	285,013	3,437,257
Nuverra Environmental Solutions, Inc. (a)(d)	498,492	857,406
Oceaneering International, Inc.	330,324	25,497,710
Oil States International, Inc. (a)	168,257	17,221,104
Parker Drilling Co. (a)(d)	370,160	2,935,369
Patterson-UTI Energy, Inc.	451,682	10,528,707
PHI, Inc. (non-vtg.) (a)	37,596	1,596,702
Pioneer Energy Services Corp. (a)	200,354	1,446,556
RigNet, Inc. (a)	32,221	1,368,748
RPC, Inc. (d)	207,837	3,672,480
SEACOR Holdings, Inc. (d)	57,003	5,304,129
Superior Energy Services, Inc. (a)	493,122	12,564,749
Tesco Corp. (a)	96,547	1,726,260
TETRA Technologies, Inc. (a)	259,787	3,205,772
TGC Industries, Inc.	38,640	278,208
Tidewater, Inc.	163,672	9,335,851
Unit Corp. (a)(d)	135,794	6,539,839
Vantage Drilling Co. (a)(d)	549,147	1,026,905
Weatherford International Ltd. (a)	2,353,589	36,857,204
Willbros Group, Inc. (a)	147,556	1,294,066
		282,174,120
Oil, Gas & Consumable Fuels - 3.6%
Abraxas Petroleum Corp. (a)(d)	247,680	891,648
Adams Resources & Energy, Inc.	9,909	566,993
Alon U.S.A. Energy, Inc.	70,668	975,218
Alpha Natural Resources, Inc. (a)(d)	694,747	4,640,910
Amyris, Inc. (a)(d)	109,799	305,241
APCO Oil and Gas International, Inc. (a)	49,691	781,639
Approach Resources, Inc. (a)(d)	108,489	2,298,882
Arch Coal, Inc. (d)	658,552	2,686,892
Ardmore Shipping Corp.	39,534	505,640
Athlon Energy, Inc.	54,078	1,764,024
Barnwell Industries, Inc. (a)	11,298	36,493
Berry Petroleum Co. Class A	153,140	7,706,005
Bill Barrett Corp. (a)(d)	152,091	4,089,727
BioFuel Energy Corp. (a)(d)	12,280	23,823
Bonanza Creek Energy, Inc. (a)(d)	85,887	3,939,637
BPZ Energy, Inc. (a)(d)	324,239	680,902
Callon Petroleum Co. (a)	147,830	983,070
Carrizo Oil & Gas, Inc. (a)(d)	128,722	5,205,518
Ceres, Inc. (a)(d)	30,062	48,700
Cheniere Energy, Inc. (a)	687,605	27,222,282
Cimarex Energy Co.	266,065	25,164,428

	Shares	Value
Clayton Williams Energy, Inc. (a)	25,327	$ 1,833,675
Clean Energy Fuels Corp. (a)(d)	206,668	2,581,283
Cloud Peak Energy, Inc. (a)(d)	205,532	3,399,499
Cobalt International Energy, Inc. (a)	924,419	20,549,834
Comstock Resources, Inc.	141,767	2,400,115
Concho Resources, Inc. (a)(d)	324,269	33,701,277
Contango Oil & Gas Co.	49,439	2,329,071
Continental Resources, Inc. (a)(d)	129,691	13,943,079
Crosstex Energy, Inc.	142,544	4,632,680
CVR Energy, Inc.	52,267	2,063,501
Delek U.S. Holdings, Inc.	118,804	3,595,009
DHT Holdings, Inc.	27,143	151,187
Diamondback Energy, Inc. (a)(d)	121,547	6,045,748
Double Eagle Petroleum Co. (a)	27,291	61,678
Earthstone Energy, Inc. (a)	4,213	77,098
Emerald Oil, Inc. (a)	171,742	1,246,847
Endeavour International Corp. (a)(d)	123,754	598,969
Energen Corp.	221,076	15,955,055
Energy XXI (Bermuda) Ltd.	239,755	6,511,746
EPL Oil & Gas, Inc. (a)	110,948	3,178,660
Evolution Petroleum Corp.	51,067	631,188
EXCO Resources, Inc. (d)	410,115	2,169,508
FieldPoint Petroleum Corp. (a)	9,981	40,323
FieldPoint Petroleum Corp. warrants 3/23/18 (a)	9,981	5,090
Forest Oil Corp. (a)(d)	391,009	1,728,260
FX Energy, Inc. (a)(d)	156,740	536,051
Gasco Energy, Inc. (a)	14	0
Gastar Exploration, Inc. (a)	171,190	1,008,309
Gevo, Inc. (a)(d)	61,286	109,089
GMX Resources, Inc. (a)	1	0
Goodrich Petroleum Corp. (a)(d)	104,336	2,007,425
Green Plains Renewable Energy, Inc.	73,502	1,270,115
Gulfport Energy Corp. (a)(d)	262,046	15,311,348
Halcon Resources Corp. (a)(d)	807,072	3,236,359
Hallador Energy Co.	9,553	75,564
Harvest Natural Resources, Inc. (a)(d)	123,448	471,571
HollyFrontier Corp.	618,448	29,673,135
Houston American Energy Corp. (a)	98,796	28,680
Hyperdynamics Corp. (a)(d)	56,941	181,642
Isramco, Inc. (a)	2,413	304,038
James River Coal Co. (a)(d)	122,505	175,182
Jones Energy, Inc.	42,997	621,307
KiOR, Inc. Class A (a)(d)	74,649	176,172
Kodiak Oil & Gas Corp. (a)	838,419	9,507,671
Kosmos Energy Ltd. (a)	346,293	3,604,910
Laredo Petroleum Holdings, Inc. (a)(d)	184,414	4,977,334
Lucas Energy, Inc. (a)(d)	25,312	25,059
Magellan Petroleum Corp. (a)	109,622	111,814
Magnum Hunter Resources Corp. (a)(d)	513,366	3,716,770
Magnum Hunter Resources Corp. warrants 4/16/16 (a)	45,509	4,333
Matador Resources Co. (a)(d)	169,743	3,698,700
Mexco Energy Corp. (a)	2,175	16,139
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Midstates Petroleum Co., Inc. (a)(d)	91,382	$ 549,206
Miller Energy Resources, Inc. (a)(d)	137,671	1,148,176
Northern Oil & Gas, Inc. (a)(d)	182,683	2,913,794
Oasis Petroleum, Inc. (a)(d)	273,368	12,610,466
Pacific Ethanol, Inc. (a)(d)	39,427	148,246
Panhandle Royalty Co. Class A	15,804	523,112
PBF Energy, Inc. Class A (d)	129,636	3,739,999
PDC Energy, Inc. (a)(d)	107,695	6,344,312
Penn Virginia Corp. (a)(d)	180,541	1,937,205
Petroquest Energy, Inc. (a)	165,233	677,455
PostRock Energy Corp. (a)	17,510	26,790
PrimeEnergy Corp. (a)	1,965	97,268
Pyramid Oil Co. (a)	7,060	34,735
Quicksilver Resources, Inc. (a)(d)	441,131	1,288,103
Recovery Energy, Inc. (a)	5,111	11,244
Renewable Energy Group, Inc. (a)	61,799	702,655
Rentech, Inc.	686,373	1,242,335
Resolute Energy Corp. (a)(d)	183,571	1,653,975
Rex American Resources Corp. (a)	16,822	550,752
Rex Energy Corp. (a)(d)	131,051	2,513,558
Rosetta Resources, Inc. (a)(d)	192,485	9,733,966
Royale Energy, Inc. (a)(d)	17,323	45,213
Sanchez Energy Corp. (a)(d)	122,954	3,156,229
SandRidge Energy, Inc. (a)(d)	1,108,338	6,195,609
Saratoga Resources, Inc. (a)	38,209	52,728
SemGroup Corp. Class A	137,901	8,464,363
SM Energy Co.	204,910	18,060,767
Solazyme, Inc. (a)(d)	134,690	1,206,822
Stone Energy Corp. (a)(d)	156,789	5,186,580
Swift Energy Co. (a)(d)	128,311	1,707,819
Synergy Resources Corp. (a)	194,520	1,836,269
Syntroleum Corp. (a)(d)	21,880	75,486
Targa Resources Corp.	89,113	7,226,173
Teekay Corp.	120,738	5,342,657
Tengasco, Inc. (a)	63,216	28,447
Triangle Petroleum Corp. (a)	200,315	2,127,345
U.S. Energy Corp. (a)	91,127	293,429
Ultra Petroleum Corp. (a)(d)	462,853	9,474,601
Uranium Energy Corp. (a)(d)	234,603	455,130
Uranium Resources, Inc. (a)(d)	43,869	145,206
USEC, Inc. (a)(d)	15,552	147,277
VAALCO Energy, Inc. (a)(d)	187,304	1,133,189
W&T Offshore, Inc.	130,520	2,244,944
Warren Resources, Inc. (a)	223,279	725,657
Western Refining, Inc. (d)	162,282	6,340,358
Westmoreland Coal Co. (a)	26,701	399,447
Whiting Petroleum Corp. (a)	366,016	22,107,366
World Fuel Services Corp.	240,133	9,221,107

	Shares	Value
ZaZa Energy Corp. (a)(d)	90,988	$ 96,447
Zion Oil & Gas, Inc. (a)(d)	112,487	172,105
		462,912,891
TOTAL ENERGY		745,087,011
FINANCIALS - 21.6%
Capital Markets - 1.8%
Affiliated Managers Group, Inc. (a)	159,671	31,974,118
Arlington Asset Investment Corp. (d)	49,499	1,322,118
Artisan Partners Asset Management, Inc.	54,568	3,367,937
BGC Partners, Inc. Class A	409,626	2,416,793
Calamos Asset Management, Inc. Class A	55,832	619,177
CIFI Corp.	13,714	109,301
Cohen & Steers, Inc.	56,536	2,267,659
Cowen Group, Inc. Class A (a)	326,524	1,319,157
Diamond Hill Investment Group, Inc.	7,229	898,203
Eaton Vance Corp. (non-vtg.)	379,618	15,871,829
Evercore Partners, Inc. Class A	99,848	5,476,663
FBR & Co. (a)	35,461	996,809
Federated Investors, Inc. Class B (non-vtg.) (d)	289,598	7,903,129
Financial Engines, Inc.	159,109	10,779,635
FXCM, Inc. Class A (d)	82,939	1,381,764
GAMCO Investors, Inc. Class A	14,987	1,261,905
GFI Group, Inc.	209,271	791,044
Gleacher & Co., Inc. (a)	9,266	102,019
Greenhill & Co., Inc.	78,078	4,271,647
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	41,668	516,683
HFF, Inc.	101,664	2,604,632
ICG Group, Inc. (a)	113,828	1,956,703
Institutional Financial Markets, Inc.	16,813	43,714
INTL FCStone, Inc. (a)(d)	39,230	815,592
Investment Technology Group, Inc. (a)	111,776	2,189,692
Janus Capital Group, Inc. (d)	458,399	4,987,381
JMP Group, Inc.	44,707	293,278
KCG Holdings, Inc. Class A	301,377	3,601,455
Ladenburg Thalmann Financial Services, Inc. (a)	294,559	880,731
LPL Financial	251,868	10,797,581
Manning & Napier, Inc. Class A	42,186	770,738
Medallion Financial Corp.	52,498	931,315
Oppenheimer Holdings, Inc. Class A (non-vtg.)	32,675	759,040
Piper Jaffray Companies (a)(d)	50,146	1,906,551
Pzena Investment Management, Inc.	50,731	477,379
Raymond James Financial, Inc. (d)	382,217	18,415,215
Safeguard Scientifics, Inc. (a)(d)	60,719	1,132,409
SEI Investments Co.	451,297	15,154,553
Silvercrest Asset Management Group Class A	16,670	265,053
Stifel Financial Corp. (a)(d)	192,613	8,623,284
SWS Group, Inc. (a)(d)	80,179	517,956
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
TD Ameritrade Holding Corp.	730,716	$ 21,030,006
Teton Advisors, Inc. (a)	145	4,205
U.S. Global Investments, Inc. Class A	36,632	91,214
Virtus Investment Partners, Inc. (a)	21,470	4,461,466
Waddell & Reed Financial, Inc. Class A	259,734	16,552,848
Walter Investment Management Corp. (a)(d)	113,030	4,309,834
Westwood Holdings Group, Inc.	13,202	756,211
WisdomTree Investments, Inc. (a)(d)	315,252	4,829,661
		222,807,287
Commercial Banks - 4.9%
1st Source Corp.	36,261	1,158,539
1st United Bancorp, Inc.	71,684	584,225
Access National Corp.	15,817	249,276
ACNB Corp. (d)	11,654	209,422
Ameriana Bancorp	2,223	29,188
American National Bankshares, Inc.	18,331	475,873
American River Bankshares (a)	3,552	32,714
Ameris Bancorp (a)	72,925	1,492,775
AmeriServ Financial, Inc.	14,728	44,626
Ames National Corp.	16,110	368,919
Arrow Financial Corp.	31,502	882,056
Associated Banc-Corp.	534,524	9,215,194
Auburn National Bancorp., Inc.	2,289	56,767
BancFirst Corp.	20,263	1,129,257
Bancorp, Inc., Delaware (a)	109,462	2,003,155
BancorpSouth, Inc.	276,510	6,611,354
Bank of Hawaii Corp.	151,832	8,980,863
Bank of Kentucky Financial Corp.	10,625	359,444
Bank of Marin Bancorp	14,195	652,828
Bank of the Ozarks, Inc. (d)	104,892	5,889,686
BankUnited, Inc.	228,521	7,376,658
Banner Bank (d)	67,654	2,940,243
Bar Harbor Bankshares	9,461	373,710
BBCN Bancorp, Inc.	267,548	4,465,376
BCB Bancorp, Inc.	9,297	121,419
BNC Bancorp	67,234	1,023,974
BOK Financial Corp.	78,906	4,994,750
Boston Private Financial Holdings, Inc.	269,795	3,209,212
Bridge Bancorp, Inc.	30,474	758,498
Bridge Capital Holdings (a)	20,855	398,331
Bryn Mawr Bank Corp.	23,722	718,302
BSB Bancorp, Inc. (a)	19,579	281,938
C & F Financial Corp.	6,736	362,060
Camden National Corp.	17,382	756,812
Capital Bank Financial Corp.:
rights (a)	10,774	0
Series A (a)	157,342	3,672,362
Capital City Bank Group, Inc. (a)(d)	33,531	401,031
CapitalSource, Inc.	634,824	8,925,625
Cardinal Financial Corp.	93,805	1,663,163

	Shares	Value
Cascade Bancorp (a)(d)	30,976	$ 157,358
Cathay General Bancorp	237,956	6,574,724
Center Bancorp, Inc.	24,871	408,631
Centerstate Banks of Florida, Inc.	74,902	790,965
Central Pacific Financial Corp.	115,119	2,288,566
Century Bancorp, Inc. Class A (non-vtg.)	7,814	274,350
Chemical Financial Corp.	101,194	3,240,232
Chemung Financial Corp.	11,097	367,755
CIT Group, Inc.	619,947	31,294,925
Citizens & Northern Corp.	30,086	622,178
Citizens Holding Co.	2,280	41,040
City Holding Co. (d)	48,456	2,384,520
City National Corp.	156,768	11,970,804
CNB Financial Corp., Pennsylvania	24,450	489,000
CoBiz, Inc.	133,405	1,580,849
Colony Bankcorp, Inc. (a)	4,518	27,560
Columbia Banking Systems, Inc.	171,245	4,746,911
Commerce Bancshares, Inc.	269,350	12,153,072
Community Bank System, Inc.	159,770	6,208,662
Community Trust Bancorp, Inc.	48,162	2,202,448
CommunityOne Bancorp (a)	21,639	257,288
CU Bancorp (a)	16,798	297,325
Cullen/Frost Bankers, Inc.	166,498	11,957,886
CVB Financial Corp. (d)	299,812	4,838,966
Eagle Bancorp, Inc., Maryland	67,828	2,211,871
East West Bancorp, Inc.	429,222	14,713,730
Eastern Virginia Bankshares, Inc. (a)	3,557	23,796
Enterprise Bancorp, Inc.	14,913	305,120
Enterprise Financial Services Corp.	58,302	1,140,387
Farmers Capital Bank Corp. (a)	21,180	468,078
Farmers National Banc Corp.	41,229	259,330
Fidelity Southern Corp.	41,929	749,271
Financial Institutions, Inc.	28,782	739,697
First Bancorp, North Carolina	39,369	672,423
First Bancorp, Puerto Rico (a)	327,195	2,087,504
First Busey Corp.	193,866	1,163,196
First Citizen Bancshares, Inc.	24,184	5,432,936
First Commonwealth Financial Corp.	317,896	2,975,507
First Community Bancshares, Inc.	36,337	633,354
First Connecticut Bancorp, Inc.	47,822	812,496
First Financial Bancorp, Ohio	203,827	3,369,260
First Financial Bankshares, Inc. (d)	99,292	6,591,003
First Financial Corp., Indiana	30,489	1,119,251
First Financial Holdings, Inc.	77,995	5,137,531
First Financial Service Corp. (a)	745	3,539
First Horizon National Corp.	740,253	8,298,236
First Interstate Bancsystem, Inc.	75,156	2,104,368
First Merchants Corp.	102,647	2,175,090
First Midwest Bancorp, Inc., Delaware	255,130	4,684,187
First Niagara Financial Group, Inc.	1,102,993	12,287,342
First of Long Island Corp.	17,771	757,933
First Republic Bank	387,061	19,778,817
First Security Group, Inc.	3,210	6,709
First South Bancorp, Inc., Virginia (a)	39,689	285,364
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First United Corp. (a)	14,602	$ 113,458
Firstbank Corp., Michigan	8,342	165,505
FirstMerit Corp.	542,865	12,464,180
Flushing Financial Corp.	91,672	1,981,032
FNB Corp., Pennsylvania	509,279	6,472,936
Fulton Financial Corp.	633,485	8,279,649
German American Bancorp, Inc.	31,949	954,956
Glacier Bancorp, Inc.	236,967	7,099,531
Great Southern Bancorp, Inc.	22,484	667,550
Guaranty Bancorp	48,684	750,707
Hampton Roads Bankshares, Inc. (a)	275,254	443,159
Hancock Holding Co.	271,422	9,554,054
Hanmi Financial Corp.	104,963	2,158,039
Hawthorn Bancshares, Inc.	6,989	93,513
Heartland Financial U.S.A., Inc.	37,698	1,123,777
Heritage Commerce Corp.	57,846	477,808
Heritage Financial Corp., Washington	35,332	607,710
Heritage Oaks Bancorp (a)	40,793	325,936
Home Bancshares, Inc.	148,222	5,359,708
Home Federal Bancorp, Inc.	37,371	571,029
HomeTrust Bancshares, Inc. (a)	58,805	971,459
Horizon Bancorp Industries	16,035	377,143
Hudson Valley Holding Corp.	43,646	914,820
IBERIABANK Corp. (d)	100,652	6,310,880
Independent Bank Corp. (a)	70,834	841,508
Independent Bank Corp., Massachusetts	80,275	3,064,097
Independent Bank Group, Inc.	10,732	513,848
International Bancshares Corp.	189,466	4,943,168
Intervest Bancshares Corp. Class A (a)(d)	47,999	357,113
Investors Bancorp, Inc.	159,931	3,849,539
Lakeland Bancorp, Inc.	90,484	1,141,003
Lakeland Financial Corp.	55,282	2,120,065
LCNB Corp.	22,903	412,254
Macatawa Bank Corp. (a)(d)	64,065	328,653
MainSource Financial Group, Inc.	47,324	850,886
MB Financial, Inc.	182,286	5,944,346
MBT Financial Corp. (a)	11,242	42,495
Mercantile Bank Corp.	19,339	430,873
Merchants Bancshares, Inc.	14,012	444,180
Metro Bancorp, Inc. (a)	42,825	959,280
Metrocorp Bancshares, Inc.	46,826	671,017
Middleburg Financial Corp.	14,592	305,556
Midsouth Bancorp, Inc.	24,320	433,139
MidWestOne Financial Group, Inc.	16,620	465,194
Monarch Financial Holdings, Inc.	10,098	113,703
MutualFirst Financial, Inc.	7,773	135,561
National Bank Holdings Corp.	154,223	3,266,443
National Bankshares, Inc. (d)	16,169	614,099
National Penn Bancshares, Inc.	387,209	4,371,590
NBT Bancorp, Inc.	165,602	4,294,060
NewBridge Bancorp (a)(d)	47,976	359,340

	Shares	Value
North Valley Bancorp (a)	6,149	$ 117,999
Northeast Bancorp	15,002	142,669
Northrim Bancorp, Inc.	12,118	318,098
Norwood Financial Corp.	3,054	83,802
OBA Financial Services, Inc. (a)	5,103	94,406
OFG Bancorp (d)	149,770	2,576,044
Ohio Valley Banc Corp.	7,485	161,676
Old National Bancorp, Indiana	356,880	5,549,484
Old Second Bancorp, Inc. (a)(d)	34,774	156,831
OmniAmerican Bancorp, Inc. (a)	29,431	648,365
Orrstown Financial Services, Inc. (a)	18,291	301,070
Pacific Continental Corp.	43,214	624,010
Pacific Mercantile Bancorp (a)	29,298	180,476
Pacific Premier Bancorp, Inc. (a)	35,923	522,320
PacWest Bancorp (d)	119,125	4,900,803
Park National Corp. (d)	42,317	3,573,247
Park Sterling Corp.	124,780	884,690
Patriot National Bancorp, Inc. (a)	14,022	14,723
Peapack-Gladstone Financial Corp.	17,211	315,478
Peapack-Gladstone Financial Corp. rights (a)	17,211	6,229
Penns Woods Bancorp, Inc.	11,224	582,975
Peoples Bancorp of North Carolina	1,842	24,996
Peoples Bancorp, Inc.	20,954	502,058
Peoples Financial Corp., Mississippi	7,232	91,196
Pinnacle Financial Partners, Inc.	108,271	3,524,221
Popular, Inc. (a)	322,589	9,219,594
Porter Bancorp, Inc. (a)	3,733	4,144
Preferred Bank, Los Angeles (a)	22,293	453,440
Premier Financial Bancorp, Inc.	6,092	86,263
PrivateBancorp, Inc.	217,626	6,034,769
Prosperity Bancshares, Inc.	186,499	11,960,181
QCR Holdings, Inc.	6,005	108,570
Renasant Corp. (d)	101,985	3,141,138
Republic Bancorp, Inc., Kentucky Class A	30,943	768,005
Republic First Bancorp, Inc. (a)	44,636	142,389
Royal Bancshares of Pennsylvania, Inc. Class A (a)	6,704	9,721
S&T Bancorp, Inc.	90,659	2,385,238
S.Y. Bancorp, Inc.	33,249	1,122,819
Sandy Spring Bancorp, Inc.	73,642	2,148,874
SB Financial Group, Inc.	532	4,256
Seacoast Banking Corp., Florida (a)	339,937	768,258
Shore Bancshares, Inc. (a)	20,686	188,243
Sierra Bancorp	31,765	562,241
Signature Bank (a)(d)	155,289	16,499,456
Simmons First National Corp. Class A	49,787	1,760,468
Southern National Bancorp of Virginia, Inc.	12,282	119,872
Southside Bancshares, Inc. (d)	54,624	1,560,061
Southwest Bancorp, Inc., Oklahoma (a)	55,371	950,720
State Bank Financial Corp.	113,335	1,992,429
StellarOne Corp.	69,123	1,743,282
Sterling Bancorp	278,895	3,664,680
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Sterling Financial Corp.	65,768	$ 2,147,325
Suffolk Bancorp (a)	26,410	538,236
Summit Financial Group, Inc. (a)	1,800	16,272
Sun Bancorp, Inc., New Jersey (a)	136,043	499,278
Susquehanna Bancshares, Inc.	582,205	7,329,961
SVB Financial Group (a)	144,955	14,675,244
Synovus Financial Corp.	3,203,582	11,180,501
Taylor Capital Group, Inc. (a)(d)	49,339	1,229,034
TCF Financial Corp.	534,604	8,377,245
Texas Capital Bancshares, Inc. (a)(d)	126,413	7,100,618
The First Bancorp, Inc.	21,478	385,530
Tompkins Financial Corp.	36,511	1,829,201
Tower Financial Corp.	3,165	76,910
TowneBank (d)	72,900	1,108,080
Trico Bancshares	37,292	1,028,886
Trustmark Corp.	227,870	6,391,754
Two River Bancorp	1,393	9,960
UMB Financial Corp.	124,825	8,003,779
Umpqua Holdings Corp. (d)	346,784	6,384,293
Union Bankshares, Inc.	388	8,323
Union First Market Bankshares Corp.	66,502	1,716,417
United Bancorp, Inc.	370	2,701
United Bankshares, Inc., West Virginia	164,973	5,353,374
United Community Banks, Inc., Georgia (a)	141,348	2,593,736
United Security Bancshares, Inc. (a)	8,545	71,522
United Security Bancshares, California	7,715	36,723
Univest Corp. of Pennsylvania	43,456	910,838
Valley National Bancorp (d)	664,940	6,749,141
VantageSouth Bancshares, Inc. (a)	11,111	58,888
ViewPoint Financial Group	126,306	3,205,646
Virginia Commerce Bancorp, Inc. (a)	73,866	1,292,655
Washington Banking Co., Oak Harbor	48,330	867,040
Washington Trust Bancorp, Inc.	39,990	1,466,033
Webster Financial Corp.	280,128	8,258,173
WesBanco, Inc.	88,913	2,800,760
West Bancorp., Inc.	28,408	457,937
Westamerica Bancorp. (d)	92,239	5,108,196
Westbury Bancorp, Inc.	13,612	195,877
Western Alliance Bancorp. (a)(d)	250,484	5,816,238
Wilshire Bancorp, Inc.	200,643	2,120,797
Wintrust Financial Corp. (d)	127,033	5,762,217
Xenith Bankshares, Inc. (a)	17,541	103,492
Yadkin Financial Corp. (a)	37,226	668,207
		625,778,530
Consumer Finance - 0.3%
Asta Funding, Inc.	25,295	215,513
Atlanticus Holdings Corp. (a)(d)	33,601	124,324
Cash America International, Inc.	88,772	3,338,715
Consumer Portfolio Services, Inc. (a)	34,741	256,041
Credit Acceptance Corp. (a)(d)	32,642	4,215,714

	Shares	Value
DFC Global Corp. (a)	126,272	$ 1,263,983
Encore Capital Group, Inc. (a)(d)	70,602	3,367,009
EZCORP, Inc. (non-vtg.) Class A (a)(d)	174,533	2,038,545
First Cash Financial Services, Inc. (a)(d)	94,022	5,977,919
First Marblehead Corp. (a)(d)	224,625	184,193
Green Dot Corp. Class A (a)(d)	60,815	1,474,764
Imperial Holdings, Inc. (a)	53,799	343,238
Nelnet, Inc. Class A	58,211	2,619,495
Nicholas Financial, Inc.	1,489	23,839
Portfolio Recovery Associates, Inc. (a)(d)	166,653	9,732,535
QC Holdings, Inc.	15,915	29,284
Regional Management Corp. (a)	20,330	683,698
World Acceptance Corp. (a)(d)	35,872	3,311,703
		39,200,512
Diversified Financial Services - 0.5%
California First National Bancorp	1,545	25,292
Catskill Litigation Trust (a)	1,036	0
CBOE Holdings, Inc.	273,521	14,299,678
Gain Capital Holdings, Inc.	46,117	419,665
ING U.S., Inc. (d)	339,156	11,850,111
Interactive Brokers Group, Inc.	167,002	4,049,799
Life Partners Holdings, Inc.	51,198	94,716
MarketAxess Holdings, Inc.	123,351	8,680,210
Marlin Business Services Corp.	24,373	605,669
MicroFinancial, Inc.	17,898	159,113
MSCI, Inc. Class A (a)	379,309	16,837,527
NCP Litigation Trust (a)	200	0
NewStar Financial, Inc. (a)	69,745	1,220,538
PHH Corp. (a)	169,343	4,071,006
PICO Holdings, Inc. (a)	75,075	1,819,067
Resource America, Inc. Class A	25,148	236,643
Vector Capital Corp. rights (a)	49,572	1
		64,369,035
Insurance - 4.2%
Alleghany Corp. (a)	52,497	20,689,068
Allied World Assurance Co. Holdings Ltd.	108,644	12,238,747
AMBAC Financial Group, Inc. (a)	141,715	3,351,560
American Equity Investment Life Holding Co. (d)	177,325	4,204,376
American Financial Group, Inc.	226,460	13,057,684
American National Insurance Co.	21,104	2,438,567
Amerisafe, Inc.	54,728	2,401,465
Amtrust Financial Services, Inc. (d)	94,442	3,948,620
Arch Capital Group Ltd. (a)(d)	363,038	21,357,526
Argo Group International Holdings, Ltd.	89,165	4,216,613
Arthur J. Gallagher & Co.	383,460	17,846,228
Aspen Insurance Holdings Ltd.	210,817	8,521,223
Assured Guaranty Ltd.	531,990	12,491,125
Axis Capital Holdings Ltd.	332,441	16,332,826
Baldwin & Lyons, Inc. Class B	20,123	561,834
Brown & Brown, Inc.	352,848	11,157,054
Citizens, Inc. Class A (a)(d)	105,942	933,349
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
CNA Financial Corp.	105,560	$ 4,382,851
CNO Financial Group, Inc.	678,721	11,483,959
Crawford & Co. Class B	71,993	744,408
Donegal Group, Inc. Class A	26,385	425,854
Eastern Insurance Holdings, Inc.	16,085	393,922
eHealth, Inc. (a)(d)	59,193	2,682,035
EMC Insurance Group	12,011	374,503
Employers Holdings, Inc.	101,985	3,328,790
Endurance Specialty Holdings Ltd.	140,492	7,993,995
Enstar Group Ltd. (a)	28,640	3,989,838
Erie Indemnity Co. Class A	75,753	5,529,211
Everest Re Group Ltd.	149,828	23,497,525
FBL Financial Group, Inc. Class A	35,194	1,615,757
Federated National Holding Co.	11,375	153,790
Fidelity National Financial, Inc. Class A	740,022	21,512,440
First Acceptance Corp. (a)	24,679	45,409
First American Financial Corp.	349,879	9,257,798
Fortegra Financial Corp. (a)	15,197	111,242
Global Indemnity PLC (a)(d)	37,631	1,002,490
Greenlight Capital Re, Ltd. (a)(d)	96,683	3,288,189
Hallmark Financial Services, Inc. (a)	27,548	261,706
Hanover Insurance Group, Inc.	142,278	8,580,786
HCC Insurance Holdings, Inc.	306,491	14,092,456
HCI Group, Inc. (d)	31,967	1,591,637
Health Insurance Innovations	12,600	150,948
Hilltop Holdings, Inc. (a)(d)	207,860	4,928,361
Horace Mann Educators Corp.	122,856	3,774,136
Independence Holding Co.	12,745	179,832
Infinity Property & Casualty Corp.	34,964	2,494,681
Investors Title Co.	2,693	212,747
Kansas City Life Insurance Co.	10,866	542,757
Kemper Corp.	169,144	6,346,283
Maiden Holdings Ltd.	176,643	2,236,300
Markel Corp. (a)	41,783	23,284,830
MBIA, Inc. (a)(d)	432,565	5,575,763
Meadowbrook Insurance Group, Inc.	138,036	1,020,086
Mercury General Corp.	117,647	5,655,291
Montpelier Re Holdings Ltd.	138,778	4,032,889
National Interstate Corp.	39,706	1,141,150
National Western Life Insurance Co. Class A	7,450	1,593,704
Navigators Group, Inc. (a)	35,473	2,371,015
Old Republic International Corp.	756,990	13,020,228
OneBeacon Insurance Group Ltd.	65,270	1,037,793
PartnerRe Ltd.	146,366	15,061,061
Phoenix Companies, Inc. (a)	17,250	998,603
Platinum Underwriters Holdings Ltd.	87,615	5,554,791
Primerica, Inc.	172,680	7,430,420
ProAssurance Corp.	191,224	9,194,050
Protective Life Corp.	250,436	12,015,919
Reinsurance Group of America, Inc.	220,936	16,565,781

	Shares	Value
RenaissanceRe Holdings Ltd.	135,866	$ 12,866,510
RLI Corp.	53,130	5,360,286
Safety Insurance Group, Inc.	37,979	2,132,521
Selective Insurance Group, Inc.	176,362	4,971,645
StanCorp Financial Group, Inc.	141,040	9,042,074
State Auto Financial Corp.	34,984	789,939
Stewart Information Services Corp.	65,208	2,077,527
Symetra Financial Corp.	312,134	5,983,609
Tower Group International Ltd. (d)	117,565	489,070
United Fire Group, Inc.	66,794	1,987,122
United Insurance Holdings Corp.	7,545	76,054
Universal Insurance Holdings, Inc.	99,404	1,232,610
Validus Holdings Ltd.	323,014	12,936,711
W.R. Berkley Corp.	336,118	14,718,607
White Mountains Insurance Group Ltd.	18,261	11,008,279
Willis Group Holdings PLC	539,932	24,178,155
		538,358,594
Real Estate Investment Trusts - 8.1%
Acadia Realty Trust (SBI) (d)	185,830	4,826,005
AG Mortgage Investment Trust, Inc.	104,641	1,657,513
Agree Realty Corp.	35,028	1,026,320
Alexanders, Inc.	7,463	2,404,877
Alexandria Real Estate Equities, Inc. (d)	214,604	13,575,849
American Assets Trust, Inc.	113,154	3,529,273
American Campus Communities, Inc.	324,099	10,510,531
American Capital Agency Corp.	1,230,972	25,087,209
American Capital Mortgage Investment Corp.	184,016	3,476,062
American Homes 4 Rent Class A	155,240	2,545,936
American Realty Capital Properties, Inc. (d)	538,525	7,060,063
American Residential Properties, Inc. (a)	43,261	759,663
AmREIT, Inc. Class B	50,317	876,019
Annaly Capital Management, Inc.	2,916,875	29,635,450
Anworth Mortgage Asset Corp.	482,431	2,146,818
Apollo Commercial Real Estate Finance, Inc.	130,379	2,168,203
Apollo Residential Mortgage, Inc.	101,348	1,532,382
Arbor Realty Trust, Inc.	114,120	756,616
Ares Commercial Real Estate Corp.	102,569	1,345,705
Armada Hoffler Properties, Inc.	52,271	535,255
Armour Residential REIT, Inc.	1,193,799	4,667,754
Ashford Hospitality Prime, Inc. (a)	46,042	942,019
Ashford Hospitality Trust, Inc.	230,214	1,890,057
Associated Estates Realty Corp.	179,281	2,852,361
Aviv REIT, Inc. (d)	56,267	1,446,062
BioMed Realty Trust, Inc.	624,919	11,610,995
Blackstone Mortgage Trust, Inc.	99,985	2,583,612
Brandywine Realty Trust (SBI) (d)	479,561	6,368,570
BRE Properties, Inc.	234,490	12,012,923
BRT Realty Trust (a)	8,802	62,582
Camden Property Trust (SBI)	264,062	15,294,471
Campus Crest Communities, Inc. (d)	206,807	2,057,730
Capstead Mortgage Corp. (d)	310,613	3,736,674
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
CBL & Associates Properties, Inc.	538,116	$ 9,718,375
Cedar Shopping Centers, Inc.	175,891	1,020,168
Chambers Street Properties (d)	731,669	6,050,903
Chatham Lodging Trust	91,880	1,891,809
Chesapeake Lodging Trust	156,417	3,733,674
Chimera Investment Corp.	3,241,478	9,562,360
Cole Real Estate Invts, Inc.	1,268,840	18,157,100
Colony Financial, Inc.	234,566	4,742,925
CommonWealth REIT	353,608	8,440,623
Coresite Realty Corp. (d)	71,084	2,300,278
Corporate Office Properties Trust (SBI)	274,480	6,101,690
Corrections Corp. of America	357,720	11,929,962
Cousins Properties, Inc.	541,980	5,804,606
CubeSmart	375,681	6,093,546
CyrusOne, Inc.	57,228	1,169,168
CYS Investments, Inc. (d)	547,633	4,381,064
DCT Industrial Trust, Inc.	907,781	6,772,046
DDR Corp.	907,318	14,508,015
DiamondRock Hospitality Co.	624,027	7,132,629
Digital Realty Trust, Inc. (d)	395,879	18,701,324
Douglas Emmett, Inc.	395,605	9,091,003
Duke Realty LP	1,007,144	15,288,446
DuPont Fabros Technology, Inc. (d)	197,938	4,645,605
EastGroup Properties, Inc. (d)	92,835	5,624,873
Education Realty Trust, Inc.	344,355	2,995,889
Ellington Residential Mortgage REIT	20,297	329,420
EPR Properties	153,500	7,719,515
Equity Lifestyle Properties, Inc.	263,195	9,343,423
Equity One, Inc.	201,939	4,523,434
Essex Property Trust, Inc. (d)	116,129	17,629,543
Excel Trust, Inc.	146,940	1,722,137
Extra Space Storage, Inc.	332,246	13,927,752
Federal Realty Investment Trust (SBI) (d)	198,156	20,513,109
FelCor Lodging Trust, Inc. (a)	336,253	2,461,372
First Industrial Realty Trust, Inc. (d)	329,206	5,747,937
First Potomac Realty Trust	183,349	2,200,188
Five Oaks Investment Corp.	32,078	341,631
Franklin Street Properties Corp.	317,574	4,084,002
General Growth Properties, Inc.	1,694,579	35,162,514
Getty Realty Corp.	107,657	1,984,119
Gladstone Commercial Corp.	42,375	762,326
Glimcher Realty Trust (d)	460,542	4,471,863
Government Properties Income Trust	171,398	4,252,384
Gramercy Property Trust, Inc. (a)	181,520	976,578
Gyrodyne Co. of America, Inc.	2,317	166,592
Hatteras Financial Corp.	303,104	5,064,868
Healthcare Realty Trust, Inc.	311,402	6,891,326
Healthcare Trust of America, Inc.	551,032	5,592,975
Hersha Hospitality Trust	621,806	3,562,948
Highwoods Properties, Inc. (SBI)	275,093	9,881,341
Home Properties, Inc.	175,546	9,230,209

	Shares	Value
Hospitality Properties Trust (SBI)	462,207	$ 12,558,164
Hudson Pacific Properties, Inc.	151,550	3,143,147
Inland Real Estate Corp.	282,761	3,065,129
Invesco Mortgage Capital, Inc.	438,382	6,619,568
Investors Real Estate Trust (d)	343,471	3,025,980
iStar Financial, Inc. (a)(d)	266,363	3,430,755
JAVELIN Mortgage Investment Corp. (d)	36,878	455,075
Kilroy Realty Corp. (d)	259,444	13,063,005
Kite Realty Group Trust	392,175	2,568,746
LaSalle Hotel Properties (SBI)	311,458	9,754,865
Lexington Corporate Properties Trust	635,166	6,523,155
Liberty Property Trust (SBI)	442,798	14,342,227
LTC Properties, Inc.	115,693	4,455,337
Mack-Cali Realty Corp.	283,257	5,767,113
Medical Properties Trust, Inc.	512,402	6,768,830
MFA Financial, Inc.	1,217,966	8,878,972
Mid-America Apartment Communities, Inc.	228,114	13,741,587
Monmouth Real Estate Investment Corp. Class A	124,637	1,199,008
National Health Investors, Inc.	83,748	4,930,245
National Retail Properties, Inc. (d)	367,319	11,662,378
New York Mortgage Trust, Inc. (d)	220,889	1,548,432
NorthStar Realty Finance Corp.	700,520	6,921,138
Omega Healthcare Investors, Inc.	361,940	11,831,819
One Liberty Properties, Inc.	35,770	737,220
Orchid Island Capital, Inc.	903	11,098
Parkway Properties, Inc.	131,396	2,403,233
Pebblebrook Hotel Trust	193,842	5,879,228
Pennsylvania Real Estate Investment Trust (SBI)	207,506	3,733,033
PennyMac Mortgage Investment Trust	233,473	5,271,820
Physicians Realty Trust	37,270	445,377
Piedmont Office Realty Trust, Inc. Class A	540,436	8,852,342
PMC Commercial Trust	15,439	133,084
Post Properties, Inc.	176,369	7,559,175
Potlatch Corp.	133,057	5,302,321
Power (REIT)	1,227	9,939
Preferred Apartment Communities, Inc. Class A	14,165	110,629
PS Business Parks, Inc.	62,273	4,877,221
RAIT Financial Trust (d)	211,971	1,740,282
Ramco-Gershenson Properties Trust (SBI) (d)	207,522	3,320,352
Rayonier, Inc.	388,992	17,158,437
Realty Income Corp.	594,640	22,661,730
Redwood Trust, Inc. (d)	273,397	5,079,716
Regency Centers Corp.	276,147	12,934,725
Resource Capital Corp.	434,839	2,617,731
Retail Opportunity Investments Corp.	202,071	2,944,174
Retail Properties America, Inc.	556,119	7,413,066
Rexford Industrial Realty, Inc.	54,330	756,817
RLJ Lodging Trust	386,330	9,326,006
Rouse Properties, Inc. (d)	80,457	1,962,346
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Ryman Hospitality Properties, Inc. (d)	158,493	$ 6,636,102
Sabra Health Care REIT, Inc.	122,533	3,269,180
Saul Centers, Inc.	41,562	2,021,160
Select Income (REIT)	98,992	2,716,340
Senior Housing Properties Trust (SBI)	597,095	13,524,202
Silver Bay Realty Trust Corp. (d)	122,730	1,964,907
SL Green Realty Corp. (d)	275,031	24,882,055
SoTHERLY Hotels, Inc.	27,804	151,254
Sovran Self Storage, Inc.	101,337	6,763,231
Spirit Realty Capital, Inc.	1,039,121	10,318,472
Stag Industrial, Inc.	132,111	2,864,166
Starwood Property Trust, Inc.	572,270	15,949,165
Strategic Hotel & Resorts, Inc. (a)(d)	594,160	5,305,849
Summit Hotel Properties, Inc.	269,416	2,446,297
Sun Communities, Inc. (d)	110,201	4,496,201
Sunstone Hotel Investors, Inc.	560,753	7,329,042
Supertel Hospitality, Inc., Maryland (a)	1,649	6,942
Tanger Factory Outlet Centers, Inc.	297,548	9,839,912
Taubman Centers, Inc.	197,552	12,915,950
Terreno Realty Corp.	59,850	1,059,944
The Geo Group, Inc.	218,294	7,160,043
Trade Street Residential, Inc.	3,743	26,276
Two Harbors Investment Corp.	1,152,157	10,657,452
UDR, Inc. (d)	776,284	18,064,129
UMH Properties, Inc.	45,741	440,028
Universal Health Realty Income Trust (SBI)	41,458	1,756,990
Urstadt Biddle Properties, Inc. Class A	86,921	1,656,714
Washington REIT (SBI)	225,206	5,346,390
Weingarten Realty Investors (SBI)	344,826	9,841,334
Western Asset Mortgage Capital Corp. (d)	72,742	1,180,603
Whitestone REIT Class B	74,608	999,001
Winthrop Realty Trust	108,839	1,258,179
WP Carey, Inc. (d)	172,644	10,836,864
ZAIS Financial Corp.	15,500	264,895
		1,038,828,192
Real Estate Management & Development - 0.7%
Alexander & Baldwin, Inc.	137,375	5,191,401
Altisource Portfolio Solutions SA	54,251	8,733,326
Altisource Residential Corp. Class B	117,967	3,285,381
American Realty Investments, Inc. (a)	1,965	8,764
AV Homes, Inc. (a)	31,513	635,617
Consolidated-Tomoka Land Co.	12,368	455,513
Forest City Enterprises, Inc. Class A (a)(d)	479,614	9,352,473
Forestar Group, Inc. (a)(d)	107,500	2,081,200
Gladstone Land Corp.	39,555	648,306
Howard Hughes Corp. (a)	97,138	11,085,389
InterGroup Corp. (a)	336	6,649
Jones Lang LaSalle, Inc.	137,514	13,437,868
Kennedy-Wilson Holdings, Inc.	187,374	3,858,031

	Shares	Value
Maui Land & Pineapple, Inc. (a)	17,943	$ 77,334
Realogy Holdings Corp. (a)	458,128	21,710,686
Tejon Ranch Co. (a)	43,935	1,567,161
The St. Joe Co. (a)(d)	300,004	5,322,071
Thomas Properties Group, Inc.	96,339	665,702
Transcontinental Realty Investors, Inc. (a)	1,497	12,275
ZipRealty, Inc. (a)	28,991	174,816
		88,309,963
Thrifts & Mortgage Finance - 1.1%
Astoria Financial Corp.	273,828	3,828,115
Banc of California, Inc.	43,498	557,644
Bank Mutual Corp.	123,703	857,262
BankFinancial Corp.	56,765	552,891
BBX Capital Corp. (a)	42,087	571,121
Beneficial Mutual Bancorp, Inc. (a)	107,032	1,123,836
Berkshire Hills Bancorp, Inc.	80,414	2,198,519
BofI Holding, Inc. (a)(d)	39,084	3,203,325
Brookline Bancorp, Inc., Delaware	228,749	2,090,766
Camco Financial Corp. (a)	28,595	182,722
Cape Bancorp, Inc.	25,193	254,197
Capitol Federal Financial, Inc.	470,721	5,676,895
Charter Financial Corp.	19,819	211,667
Cheviot Financial Corp.	44	457
Chicopee Bancorp, Inc.	13,096	234,156
Clifton Savings Bancorp, Inc.	25,210	319,915
Dime Community Bancshares, Inc.	93,604	1,574,419
Doral Financial Corp. (a)	18,344	345,601
Elmira Savings Bank	169	4,056
ESB Financial Corp.	37,377	536,360
ESSA Bancorp, Inc.	32,482	376,142
EverBank Financial Corp.	273,060	4,661,134
Farmer Mac Class C (non-vtg.)	28,644	1,002,826
First Clover Leaf Financial Corp.	10,566	100,377
First Defiance Financial Corp.	23,633	638,091
First Federal Bancshares of Arkansas, Inc. (a)	4,711	43,530
First Financial Northwest, Inc.	34,706	372,048
Flagstar Bancorp, Inc. (a)(d)	65,811	1,207,632
Fox Chase Bancorp, Inc.	32,985	582,845
Franklin Financial Corp./VA	27,950	564,031
Hampden Bancorp, Inc.	5,136	83,614
Heritage Financial Group, Inc.	17,720	313,112
HF Financial Corp.	632	8,229
HMN Financial, Inc. (a)	2,852	25,668
Home Bancorp, Inc. (a)	15,826	300,377
Home Loan Servicing Solutions Ltd.	220,032	5,120,145
HomeStreet, Inc.	35,323	747,435
HopFed Bancorp, Inc.	11,426	127,628
IF Bancorp, Inc.	11,597	190,771
Impac Mortgage Holdings, Inc. (a)(d)	20,302	99,480
Kearny Financial Corp. (a)	52,612	549,269
Madison County Financial, Inc.	11,541	201,621
Meridian Interstate Bancorp, Inc. (a)	27,315	604,208
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Meta Financial Group, Inc.	11,444	$ 444,027
MGIC Investment Corp. (a)	1,047,695	8,496,806
NASB Financial, Inc. (a)(d)	3,724	111,720
Nationstar Mortgage Holdings, Inc. (a)(d)	61,822	2,450,006
New Hampshire Thrift Bancshare	20,505	309,626
New York Community Bancorp, Inc. (d)	1,358,416	22,441,032
Northfield Bancorp, Inc.	183,450	2,384,850
Northwest Bancshares, Inc.	320,191	4,783,654
Ocean Shore Holding Co.	5,120	71,834
OceanFirst Financial Corp.	36,227	673,822
Ocwen Financial Corp. (a)	366,047	20,740,223
Oneida Financial Corp.	2,810	36,109
Oritani Financial Corp.	133,791	2,179,455
PennyMac Financial Services, Inc.	41,987	751,567
Peoples Federal Bancshares, Inc.	9,219	160,779
Poage Bankshares, Inc.	6,654	95,818
Provident Financial Holdings, Inc.	21,034	309,620
Provident Financial Services, Inc.	178,524	3,490,144
Pulaski Financial Corp.	11,679	128,586
Radian Group, Inc. (d)	521,367	7,434,693
Riverview Bancorp, Inc. (a)	20,156	54,421
Rockville Financial, Inc.	88,020	1,313,258
Roma Financial Corp. (a)	25,270	501,610
Security National Financial Corp. Class A	21,546	107,515
SI Financial Group, Inc.	15,322	180,646
Simplicity Bancorp, Inc.	22,747	358,265
Southern Missouri Bancorp, Inc.	376	13,115
Territorial Bancorp, Inc.	28,348	677,234
TFS Financial Corp. (a)	268,274	3,144,171
Timberland Bancorp, Inc.	12,774	111,517
Tree.com, Inc.	19,805	597,517
Trustco Bank Corp., New York	304,547	2,314,557
United Community Financial Corp. (a)	85,700	322,232
United Financial Bancorp, Inc.	49,450	975,649
Walker & Dunlop, Inc. (a)(d)	57,975	940,355
Washington Federal, Inc.	329,443	7,705,672
Waterstone Financial, Inc. (a)	9,971	112,872
Westfield Financial, Inc. (d)	94,628	699,301
WSFS Financial Corp.	26,632	2,022,434
		141,890,849
TOTAL FINANCIALS		2,759,542,962
HEALTH CARE - 10.7%
Biotechnology - 3.1%
Aastrom Biosciences, Inc. (a)(d)	10,915	47,480
ACADIA Pharmaceuticals, Inc. (a)(d)	238,433	5,553,105
Achillion Pharmaceuticals, Inc. (a)(d)	269,162	931,301
Acorda Therapeutics, Inc. (a)(d)	120,923	4,209,330

	Shares	Value
Aegerion Pharmaceuticals, Inc. (a)(d)	74,284	$ 5,268,964
Agenus, Inc. (a)(d)	72,866	192,366
Agios Pharmaceuticals, Inc. (d)	20,886	366,549
Alkermes PLC (a)(d)	426,462	17,220,536
Alnylam Pharmaceuticals, Inc. (a)(d)	167,923	10,276,888
AMAG Pharmaceuticals, Inc. (a)	64,567	1,583,829
Ambit Biosciences Corp. (d)	22,527	282,714
Amicus Therapeutics, Inc. (a)(d)	103,509	253,597
Anacor Pharmaceuticals, Inc. (a)(d)	103,358	1,447,012
Anthera Pharmaceuticals, Inc. (a)(d)	86,499	271,607
ARCA biopharma, Inc. (a)	3,372	4,687
Arena Pharmaceuticals, Inc. (a)(d)	708,090	4,616,747
ARIAD Pharmaceuticals, Inc. (a)(d)	540,634	2,622,075
ArQule, Inc. (a)	171,131	415,848
Array BioPharma, Inc. (a)(d)	344,560	1,970,883
Arrowhead Research Corp. (a)(d)	43,536	358,301
Athersys, Inc. (a)(d)	155,012	323,975
AVEO Pharmaceuticals, Inc. (a)	115,401	244,650
BioCryst Pharmaceuticals, Inc. (a)(d)	157,437	1,015,469
BioMarin Pharmaceutical, Inc. (a)(d)	437,771	30,810,323
Biospecifics Technologies Corp. (a)	11,833	262,574
Biota Pharmaceuticals, Inc.	20,991	89,002
BioTime, Inc. (a)(d)	88,187	351,866
Bluebird Bio, Inc. (d)	20,438	417,344
Cancer Genetics, Inc.	27,876	410,613
Cardium Therapeutics, Inc. (a)(d)	5,313	4,038
Catalyst Pharmaceutical Partners, Inc. (a)(d)	139,457	239,866
Cel-Sci Corp. (a)(d)	55,675	45,091
Cell Therapeutics, Inc. (a)(d)	380,643	738,447
Celldex Therapeutics, Inc. (a)(d)	255,837	7,102,035
Cellular Dynamics International, Inc. (d)	13,046	202,343
Celsion Corp. (a)(d)	37,190	143,925
Cepheid, Inc. (a)(d)	209,114	9,497,958
Chelsea Therapeutics International Ltd. (a)(d)	182,678	706,964
ChemoCentryx, Inc. (a)(d)	53,483	276,507
Chimerix, Inc. (d)	45,377	726,940
Cleveland Biolabs, Inc. (a)(d)	93,847	124,817
Clovis Oncology, Inc. (a)	62,009	3,737,903
Codexis, Inc. (a)(d)	66,590	99,885
Conatus Pharmaceuticals, Inc.	20,891	133,285
Coronado Biosciences, Inc. (a)(d)	64,425	105,657
Cubist Pharmaceuticals, Inc.	230,927	15,820,809
Cubist Pharmaceuticals, Inc. rights (a)	105,448	1
Curis, Inc. (a)(d)	236,002	755,206
Cyclacel Pharmaceuticals, Inc. (a)(d)	58,323	281,700
Cytokinetics, Inc. (a)(d)	77,233	501,242
Cytori Therapeutics, Inc. (a)(d)	168,209	457,528
CytRx Corp. (a)(d)	98,566	243,458
DARA BioSciences, Inc. (a)(d)	22,334	10,609
Dendreon Corp. (a)(d)	486,749	1,445,645
Discovery Laboratories, Inc. (a)(d)	244,661	587,186
Durata Therapeutics, Inc. (a)(d)	32,482	400,178
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Dyax Corp. (a)	368,649	$ 3,133,517
Dynavax Technologies Corp. (a)(d)	805,103	1,425,032
Emergent BioSolutions, Inc. (a)	82,923	1,861,621
Enanta Pharmaceuticals, Inc. (d)	12,383	334,712
EntreMed, Inc. (a)	37,512	60,769
Enzon Pharmaceuticals, Inc.	134,828	223,814
Epizyme, Inc. (d)	15,070	315,566
Esperion Therapeutics, Inc.	17,081	203,776
Exact Sciences Corp. (a)(d)	244,783	3,005,935
Exelixis, Inc. (a)(d)	558,290	3,254,831
Fibrocell Science, Inc. (a)	81,352	333,543
Forticell Bioscience, Inc. (a)	2	0
Galectin Therapeutics, Inc. (a)(d)	44,385	363,957
Galena Biopharma, Inc. (a)(d)	292,526	1,175,955
Genomic Health, Inc. (a)(d)	52,977	1,863,731
GenVec, Inc. (a)(d)	22,127	36,510
Geron Corp. (a)	381,514	2,048,730
GTx, Inc. (a)(d)	79,767	134,806
Halozyme Therapeutics, Inc. (a)(d)	303,592	4,481,018
Harvard Apparatus (a)	15,331	77,728
Heat Biologics, Inc. (d)	8,898	72,430
Hemispherx Biopharma, Inc. (a)	433,733	89,783
Hyperion Therapeutics, Inc. (a)(d)	18,970	484,494
iBio, Inc. (a)(d)	102,306	40,309
Idenix Pharmaceuticals, Inc. (a)(d)	297,604	1,598,133
Idera Pharmaceuticals, Inc. (a)(d)	172,779	388,753
ImmunoCellular Therapeutics Ltd. (a)(d)	146,161	483,793
ImmunoGen, Inc. (a)(d)	266,660	3,874,570
Immunomedics, Inc. (a)(d)	228,585	987,487
Incyte Corp. (a)(d)	452,109	21,068,279
Infinity Pharmaceuticals, Inc. (a)(d)	143,814	2,101,123
Inovio Pharmaceuticals, Inc. (a)(d)	510,791	1,072,661
Insmed, Inc. (a)(d)	107,814	1,746,587
Insys Therapeutics, Inc. (a)(d)	12,368	545,429
Intercept Pharmaceuticals, Inc. (a)	31,132	1,630,383
InterMune, Inc. (a)(d)	275,843	3,814,909
Intrexon Corp. (d)	37,626	861,259
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	347,166	3,964,636
Isis Pharmaceuticals, Inc. (a)(d)	360,229	13,962,476
IsoRay, Inc. (a)(d)	76,668	39,423
KaloBios Pharmaceuticals, Inc.	71,639	303,749
Keryx Biopharmaceuticals, Inc. (a)(d)	246,889	3,429,288
KYTHERA Biopharmaceuticals, Inc. (a)(d)	39,867	1,554,016
Lexicon Pharmaceuticals, Inc. (a)(d)	983,912	2,361,389
Ligand Pharmaceuticals, Inc.:
Class B (a)(d)	64,087	3,568,364
General CVR	26,087	1,435
Glucagon CVR (a)	26,087	3,391
rights (a)	26,087	417
TR Beta CVR (a)	26,087	391

	Shares	Value
LipoScience, Inc.	15,054	$ 66,689
Lpath, Inc. (a)	19,435	86,097
MannKind Corp. (a)(d)	553,727	2,763,098
Mast Therapeutics, Inc. (a)(d)	162,935	72,832
Medgenics, Inc. (a)(d)	34,205	225,753
MediciNova, Inc. (a)	47,646	109,109
Medivation, Inc. (a)	233,384	14,705,526
MEI Pharma, Inc. (a)(d)	32,936	260,853
Merrimack Pharmaceuticals, Inc. (a)(d)	272,294	1,072,838
Metabolix, Inc. (a)(d)	85,270	95,502
MiMedx Group, Inc. (a)(d)	224,655	1,415,327
Momenta Pharmaceuticals, Inc. (a)(d)	146,858	2,612,604
Myriad Genetics, Inc. (a)(d)	246,472	7,332,542
Nanosphere, Inc. (a)	129,557	297,981
Neuralstem, Inc. (a)(d)	166,426	451,014
Neurocrine Biosciences, Inc. (a)	191,599	1,881,502
NewLink Genetics Corp. (a)(d)	48,922	1,100,745
Northwest Biotherapeutics, Inc. (a)(d)	63,360	300,326
Novavax, Inc. (a)(d)	584,859	2,175,675
NPS Pharmaceuticals, Inc. (a)(d)	284,306	7,508,521
Ohr Pharmaceutical, Inc. (a)	21,970	179,056
OncoGenex Pharmaceuticals, Inc. (a)(d)	32,237	276,916
OncoMed Pharmaceuticals, Inc. (d)	16,535	222,561
Onconova Therapeutics, Inc. (d)	17,664	259,131
Oncothyreon, Inc. (a)(d)	159,540	323,866
Opexa Therapeutics, Inc. (a)(d)	68,287	139,988
Opko Health, Inc. (a)(d)	650,055	6,851,580
Oragenics, Inc. (a)	27,929	83,508
Orexigen Therapeutics, Inc. (a)(d)	275,878	1,884,247
Organovo Holdings, Inc. (a)	196,595	1,745,764
Osiris Therapeutics, Inc. (a)(d)	42,821	753,007
OvaScience, Inc. (a)	30,226	289,263
OXiGENE, Inc. (a)	3,950	10,705
Oxygen Biotherapeutics, Inc. (a)(d)	2,330	14,609
PDL BioPharma, Inc. (d)	475,632	4,646,925
Peregrine Pharmaceuticals, Inc. (a)(d)	427,807	586,096
Pharmacyclics, Inc. (a)	209,837	26,128,903
PharmAthene, Inc. (a)(d)	123,056	231,345
Portola Pharmaceuticals, Inc. (d)	28,575	714,375
Progenics Pharmaceuticals, Inc. (a)(d)	174,473	893,302
Prothena Corp. PLC (a)(d)	53,960	1,523,291
PTC Therapeutics, Inc. (a)(d)	28,558	447,504
Puma Biotechnology, Inc. (a)(d)	57,925	2,884,086
Raptor Pharmaceutical Corp. (a)(d)	190,295	2,643,198
Receptos, Inc.	17,904	414,299
Regado Biosciences, Inc.	15,222	73,066
Regulus Therapeutics, Inc. (a)	35,026	220,314
Repligen Corp. (a)(d)	83,675	1,127,102
Rexahn Pharmaceuticals, Inc. (a)(d)	231,931	91,613
Rigel Pharmaceuticals, Inc. (a)(d)	289,108	769,027
Sangamo Biosciences, Inc. (a)(d)	173,843	2,122,623
Sarepta Therapeutics, Inc. (a)(d)	98,630	1,838,463
Seattle Genetics, Inc. (a)(d)	366,261	15,049,664
SIGA Technologies, Inc. (a)(d)	109,876	387,862
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Spectrum Pharmaceuticals, Inc. (d)	191,900	$ 1,847,997
StemCells, Inc. (a)(d)	120,758	144,910
Stemline Therapeutics, Inc. (d)	27,001	557,841
Sunesis Pharmaceuticals, Inc. (a)(d)	86,702	437,845
Synageva BioPharma Corp. (a)(d)	60,650	3,663,867
Synergy Pharmaceuticals, Inc. (a)(d)	241,435	1,108,187
Synta Pharmaceuticals Corp. (a)(d)	142,905	724,528
Synthetic Biologics, Inc. (a)	51,943	66,487
Targacept, Inc. (a)	150,431	864,978
Telik, Inc. (a)	3,787	4,620
TESARO, Inc. (a)(d)	47,028	1,834,092
Tetraphase Pharmaceuticals, Inc.	48,666	572,312
TG Therapeutics, Inc. (a)(d)	68,347	301,410
Theravance, Inc. (a)(d)	237,016	8,949,724
Threshold Pharmaceuticals, Inc. (a)(d)	133,997	660,605
Trovagene, Inc. (a)(d)	57,904	332,369
United Therapeutics Corp. (a)(d)	139,891	12,913,338
Vanda Pharmaceuticals, Inc. (a)(d)	115,941	1,361,147
Venaxis, Inc. (a)(d)	80,385	153,535
Verastem, Inc. (a)	39,207	414,810
Vical, Inc. (a)(d)	181,350	210,366
XOMA Corp. (a)(d)	238,944	1,142,152
Zalicus, Inc. (a)	60,609	73,337
ZIOPHARM Oncology, Inc. (a)(d)	319,265	1,334,528
		390,630,544
Health Care Equipment & Supplies - 2.4%
Abaxis, Inc. (d)	70,562	2,538,821
Abiomed, Inc. (a)(d)	115,137	3,291,767
Accuray, Inc. (a)(d)	224,824	1,794,096
Alere, Inc. (a)	245,818	8,043,165
Align Technology, Inc. (a)(d)	217,595	11,889,391
Allied Healthcare Products, Inc. (a)	4,954	11,047
Alphatec Holdings, Inc. (a)	230,873	459,437
Analogic Corp.	40,140	3,878,327
Angiodynamics, Inc. (a)(d)	99,901	1,543,470
Anika Therapeutics, Inc. (a)	35,451	1,217,742
Antares Pharma, Inc. (a)(d)	335,208	1,320,720
ArthroCare Corp. (a)	95,471	3,601,166
Atossa Genetics, Inc. (d)	25,946	59,935
Atricure, Inc. (a)	43,527	681,633
Atrion Corp.	3,566	1,003,758
Bacterin International Holdings, Inc. (a)(d)	73,764	29,882
Baxano Surgical, Inc. (a)(d)	51,338	52,365
BioLase Technology, Inc. (d)	85,263	151,768
Bovie Medical Corp. (a)	27,980	59,877
BSD Medical Corp. (a)(d)	95,648	126,255
Cantel Medical Corp. (d)	105,710	3,945,097
Cardica, Inc. (a)	38,892	40,448
Cardiovascular Systems, Inc. (a)	67,993	2,257,368
Cerus Corp. (a)(d)	206,071	1,378,615

	Shares	Value
Chembio Diagnostics, Inc. (a)	4,082	$ 14,205
CONMED Corp.	92,250	3,755,498
Cryolife, Inc.	80,349	887,856
Cutera, Inc. (a)	39,466	372,954
Cyberonics, Inc. (a)(d)	83,817	5,759,904
Cynosure, Inc. Class A (a)	58,456	1,513,426
Delcath Systems, Inc. (a)(d)	289,673	91,218
Derma Sciences, Inc. (a)(d)	37,438	434,281
DexCom, Inc. (a)(d)	210,022	6,949,628
Digirad Corp.	45,825	174,135
Dynatronics Corp. (a)	3,425	13,803
Echo Therapeutics, Inc. (a)(d)	18,765	71,870
Endologix, Inc. (a)(d)	191,867	3,428,663
EnteroMedics, Inc. (a)(d)	152,453	202,762
ERBA Diagnostics, Inc. (a)(d)	7,111	14,791
Escalon Medical Corp. (a)	3,512	6,532
Exactech, Inc. (a)	20,308	505,263
Fonar Corp. (a)	15,449	298,166
Genmark Diagnostics, Inc. (a)(d)	108,524	1,291,436
Globus Medical, Inc. (a)(d)	188,317	3,626,985
Greatbatch, Inc. (a)	74,859	3,041,521
Haemonetics Corp. (a)(d)	160,277	6,773,306
Hansen Medical, Inc. (a)(d)	164,102	308,512
HeartWare International, Inc. (a)(d)	47,990	4,626,236
Hill-Rom Holdings, Inc.	181,872	7,531,320
Hologic, Inc. (a)(d)	834,339	18,680,850
ICU Medical, Inc. (a)(d)	40,575	2,665,169
IDEXX Laboratories, Inc. (a)(d)	162,514	16,927,458
Insulet Corp. (a)(d)	178,588	6,611,328
Integra LifeSciences Holdings Corp. (a)(d)	71,908	3,340,127
Invacare Corp.	89,476	2,004,262
Iridex Corp. (a)	9,439	95,145
Kewaunee Scientific Corp.	5,250	94,395
Kips Bay Medical, Inc. (a)	9,803	7,382
LeMaitre Vascular, Inc.	17,157	141,374
MAKO Surgical Corp. (a)(d)	127,458	3,818,642
Masimo Corp. (d)	160,453	4,593,769
Medical Action Industries, Inc. (a)	37,965	326,499
MELA Sciences, Inc. (a)(d)	117,358	79,803
Meridian Bioscience, Inc. (d)	134,771	3,312,671
Merit Medical Systems, Inc. (a)	129,484	2,119,653
Misonix, Inc. (a)	11,163	64,187
Natus Medical, Inc. (a)	90,072	2,074,358
Navidea Biopharmaceuticals, Inc. (a)(d)	359,907	583,049
Neogen Corp. (a)	116,431	5,922,845
NeuroMetrix, Inc. (a)	685	1,630
NuVasive, Inc. (a)(d)	139,342	4,633,122
NxStage Medical, Inc. (a)	168,027	1,715,556
OraSure Technologies, Inc. (a)	177,113	1,089,245
Orthofix International NV (a)	67,182	1,453,147
PhotoMedex, Inc. (a)(d)	37,410	455,654
Quidel Corp. (a)(d)	92,183	2,319,324
ResMed, Inc. (d)	439,155	21,435,156
Retractable Technologies, Inc. (a)	5,601	14,955
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Rockwell Medical Technologies, Inc. (a)(d)	112,115	$ 1,640,242
RTI Biologics, Inc. (a)	147,974	455,760
Sirona Dental Systems, Inc. (a)	174,543	12,005,068
Solta Medical, Inc. (a)	159,464	318,928
Staar Surgical Co. (a)	77,715	980,763
Stereotaxis, Inc. (a)(d)	15,526	51,857
Steris Corp.	191,689	8,844,530
SurModics, Inc. (a)	36,089	870,467
Symmetry Medical, Inc. (a)	103,539	1,015,718
Synergetics U.S.A., Inc. (a)	71,442	293,627
TearLab Corp. (a)(d)	85,204	798,361
Teleflex, Inc.	129,649	12,745,793
The Cooper Companies, Inc.	150,288	19,798,941
The Spectranetics Corp. (a)(d)	128,238	2,982,816
ThermoGenesis Corp. (a)	36,219	27,164
Thoratec Corp. (a)	180,227	7,095,537
Tornier NV (a)	82,011	1,483,579
Unilife Corp. (a)(d)	275,347	1,225,294
Uroplasty, Inc. (a)	38,436	118,383
Utah Medical Products, Inc.	5,647	300,477
Vascular Solutions, Inc. (a)(d)	38,795	808,876
Vermillion, Inc. (a)(d)	42,513	101,606
Vision Sciences, Inc. (a)	22,011	22,671
Volcano Corp. (a)(d)	175,378	3,993,357
West Pharmaceutical Services, Inc.	222,429	11,103,656
Wright Medical Group, Inc. (a)(d)	143,128	4,266,646
Zeltiq Aesthetics, Inc. (a)	69,893	1,225,923
		302,227,216
Health Care Providers & Services - 2.6%
Acadia Healthcare Co., Inc. (a)(d)	117,379	5,422,910
Accretive Health, Inc. (a)(d)	174,575	1,480,396
Adcare Health Systems, Inc. (a)	10,908	42,105
Addus HomeCare Corp. (a)	22,321	647,309
Air Methods Corp. (d)	110,470	6,181,901
Alliance Healthcare Services, Inc. (a)	29,851	862,097
Almost Family, Inc.	20,720	578,088
Amedisys, Inc. (a)(d)	104,493	1,701,146
American CareSource Holdings, Inc. (a)	2,053	3,223
American Shared Hospital Services (a)	115	299
AMN Healthcare Services, Inc. (a)	153,954	2,136,882
AmSurg Corp. (a)(d)	103,253	4,989,185
Bio-Reference Laboratories, Inc. (a)(d)	76,671	2,238,793
BioScrip, Inc. (a)(d)	179,662	1,223,498
BioTelemetry, Inc. (a)	83,325	874,079
Brookdale Senior Living, Inc. (a)	317,705	9,264,278
Capital Senior Living Corp. (a)	79,865	1,783,385
Centene Corp. (a)(d)	166,868	9,967,026
Chemed Corp. (d)	61,290	4,776,330
Chindex International, Inc. (a)	33,922	579,727
Community Health Systems, Inc. (d)	294,369	12,142,721
Corvel Corp. (a)	35,090	1,624,316

	Shares	Value
Cross Country Healthcare, Inc. (a)	78,295	$ 598,174
Diversicare Healthcare Services, Inc.	12,213	62,653
Emeritus Corp. (a)	135,332	3,046,323
Envision Healthcare Holdings, Inc.	133,817	3,963,660
ExamWorks Group, Inc. (a)(d)	87,727	2,588,824
Five Star Quality Care, Inc. (a)	149,941	739,209
Gentiva Health Services, Inc. (a)(d)	87,294	1,078,081
Hanger, Inc. (a)	115,793	4,497,400
HCA Holdings, Inc.	953,560	44,264,255
Health Management Associates, Inc. Class A (a)	797,412	10,438,123
Health Net, Inc. (a)	249,485	7,621,767
HealthSouth Corp.	270,399	9,677,580
Healthways, Inc. (a)(d)	99,686	1,396,601
Henry Schein, Inc. (a)(d)	260,231	29,666,334
Hooper Holmes, Inc. (a)	128,551	69,418
InfuSystems Holdings, Inc. (a)	5,400	10,314
IPC The Hospitalist Co., Inc. (a)(d)	55,906	3,515,369
Kindred Healthcare, Inc.	169,805	2,859,516
Landauer, Inc. (d)	28,444	1,507,532
LCA-Vision, Inc. (a)	49,197	185,965
LHC Group, Inc. (a)	42,300	1,004,625
LifePoint Hospitals, Inc. (a)	146,296	7,494,744
Magellan Health Services, Inc. (a)	92,138	5,638,846
MEDNAX, Inc. (a)(d)	151,669	16,804,925
Molina Healthcare, Inc. (a)(d)	80,884	2,717,702
MWI Veterinary Supply, Inc. (a)(d)	40,526	7,382,621
National Healthcare Corp.	33,268	1,856,354
National Research Corp.:
Class A (a)	27,189	497,831
Class B (d)	8,693	297,214
NeoStem, Inc. (a)(d)	70,595	451,808
Omnicare, Inc. (d)	311,976	17,869,985
Owens & Minor, Inc. (d)	203,979	7,785,878
PDI, Inc. (a)	19,284	98,734
PharMerica Corp. (a)	102,387	2,311,898
Providence Service Corp. (a)	40,157	1,101,105
Psychemedics Corp.	15,744	216,480
RadNet, Inc. (a)	74,982	149,964
Select Medical Holdings Corp.	206,647	1,789,563
Sharps Compliance Corp. (a)(d)	29,684	139,812
Skilled Healthcare Group, Inc. (a)(d)	74,963	385,310
SunLink Health Systems, Inc. (a)	19,190	17,271
Team Health Holdings, Inc. (a)	220,750	10,315,648
The Ensign Group, Inc.	61,406	2,773,709
Triple-S Management Corp. (a)(d)	76,632	1,552,564
U.S. Physical Therapy, Inc.	34,233	1,155,706
Universal American Spin Corp. (d)	106,211	821,011
Universal Health Services, Inc. Class B	275,064	22,673,526
VCA Antech, Inc. (a)	261,785	7,840,461
Wellcare Health Plans, Inc. (a)	138,069	10,258,527
		329,710,614
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (a)(d)	474,779	$ 7,093,198
Arrhythmia Research Technology, Inc. (a)	9,913	34,497
athenahealth, Inc. (a)(d)	113,581	14,898,420
Authentidate Holding Corp. (a)(d)	33,216	52,813
CollabRx, Inc. (a)	177	735
Computer Programs & Systems, Inc.	32,130	1,976,638
HealthStream, Inc. (a)(d)	67,498	2,270,633
HMS Holdings Corp. (a)(d)	283,374	6,492,098
iCAD, Inc. (a)	22,614	195,385
MedAssets, Inc. (a)	184,135	3,966,268
Medidata Solutions, Inc. (a)(d)	79,646	9,470,706
Merge Healthcare, Inc. (a)(d)	198,185	463,753
Omnicell, Inc. (a)(d)	104,307	2,529,445
Quality Systems, Inc.	128,526	3,002,367
Simulations Plus, Inc.	26,420	132,628
Streamline Health Solutions, Inc. (a)	23,633	144,870
Vocera Communications, Inc. (a)(d)	58,365	1,037,146
		53,761,600
Life Sciences Tools & Services - 1.0%
Accelerate Diagnostics, Inc. (a)(d)	71,280	965,131
Affymetrix, Inc. (a)	232,638	1,975,097
Albany Molecular Research, Inc. (a)	66,949	808,744
Apricus Biosciences, Inc. (a)(d)	103,681	204,252
BG Medicine, Inc. (a)(d)	33,527	20,120
Bio-Rad Laboratories, Inc. Class A (a)	63,695	7,810,281
Bioanalytical Systems, Inc. (a)	4,772	10,976
Bruker BioSciences Corp. (a)	352,632	6,819,903
Cambrex Corp. (a)	99,659	1,943,351
Charles River Laboratories International, Inc. (a)	152,413	7,951,386
CombiMatrix Corp. (a)(d)	13,852	36,154
Covance, Inc. (a)(d)	169,988	14,343,587
Enzo Biochem, Inc. (a)	71,931	176,950
Fluidigm Corp. (a)(d)	76,990	2,446,742
Furiex Pharmaceuticals, Inc. (a)(d)	30,575	1,375,875
Harvard Bioscience, Inc. (a)	61,324	279,637
Illumina, Inc. (a)(d)	389,311	38,152,478
Luminex Corp. (a)	115,050	2,251,529
Mettler-Toledo International, Inc. (a)(d)	90,828	22,395,460
Nanostring Technologies, Inc.	18,609	219,772
NeoGenomics, Inc. (a)(d)	92,898	325,143
Pacific Biosciences of California, Inc. (a)	151,405	640,443
PAREXEL International Corp. (a)(d)	174,335	7,186,089
pSivida Corp. (a)(d)	66,196	193,292
Quintiles Transnational Holdings, Inc.	72,635	3,137,106
Response Genetics, Inc. (a)	8,201	9,841
Sequenom, Inc. (a)(d)	324,864	854,392
Techne Corp.	104,519	8,940,555
VirtualScopics, Inc. (a)	2,167	7,043
		131,481,329

	Shares	Value
Pharmaceuticals - 1.2%
AcelRx Pharmaceuticals, Inc. (a)(d)	68,121	$ 666,223
Acura Pharmaceuticals, Inc. (a)(d)	93,798	161,333
Akorn, Inc. (a)(d)	243,141	6,260,881
Alexza Pharmaceuticals, Inc. (a)(d)	37,601	185,749
Alimera Sciences, Inc. (a)(d)	26,450	66,654
Ampio Pharmaceuticals, Inc. (a)(d)	110,055	872,736
ANI Pharmaceuticals, Inc. (a)(d)	24,842	353,253
Aratana Therapeutics, Inc. (d)	19,847	392,971
AstraZeneca PLC rights (a)	21,542	0
Auxilium Pharmaceuticals, Inc. (a)(d)	142,520	2,908,833
AVANIR Pharmaceuticals Class A (a)(d)	433,005	1,922,542
Biodel, Inc. (a)(d)	35,927	80,836
Biodelivery Sciences International, Inc. (a)(d)	85,795	411,816
Cadence Pharmaceuticals, Inc. (a)	195,437	1,762,842
Cempra, Inc. (a)	57,270	740,501
Columbia Laboratories, Inc. (a)(d)	40,260	258,872
Corcept Therapeutics, Inc. (a)(d)	163,339	351,179
Cornerstone Therapeutics, Inc. (a)	21,886	207,698
Cumberland Pharmaceuticals, Inc. (a)	32,551	162,104
DepoMed, Inc. (a)(d)	202,001	1,781,649
Durect Corp. (a)	302,929	530,126
Endo Health Solutions, Inc. (a)(d)	350,593	23,556,344
Endocyte, Inc. (a)(d)	101,288	1,168,864
Heska Corp. (a)	15,048	116,321
Hi-Tech Pharmacal Co., Inc.	35,059	1,522,612
Horizon Pharma, Inc. (a)(d)	138,294	998,483
Impax Laboratories, Inc. (a)	210,905	5,070,156
Jazz Pharmaceuticals PLC (a)(d)	166,799	19,502,139
Lannett Co., Inc. (a)(d)	84,259	2,489,011
Mallinckrodt PLC (a)(d)	179,822	9,343,551
Nektar Therapeutics (a)(d)	362,262	4,550,011
NovaBay Pharmaceuticals, Inc. (a)(d)	72,124	98,810
NuPathe, Inc. (a)(d)	56,740	115,182
Ocera Therapeutics, Inc. (a)(d)	3,249	35,089
Omeros Corp. (a)(d)	81,167	640,408
Pacira Pharmaceuticals, Inc. (a)(d)	107,808	5,949,924
Pain Therapeutics, Inc.	127,482	583,868
Pernix Therapeutics Holdings, Inc. (a)(d)	25,474	70,563
Pozen, Inc.	81,989	647,713
Questcor Pharmaceuticals, Inc. (d)	170,227	9,874,868
Repros Therapeutics, Inc. (a)(d)	66,584	1,141,916
Sagent Pharmaceuticals, Inc. (a)	67,102	1,523,886
Salix Pharmaceuticals Ltd. (a)(d)	191,554	16,245,695
Santarus, Inc. (a)(d)	195,618	6,294,987
SciClone Pharmaceuticals, Inc. (a)(d)	150,801	735,909
Sucampo Pharmaceuticals, Inc. Class A (a)	117,975	877,734
Supernus Pharmaceuticals, Inc. (a)(d)	40,527	293,010
The Medicines Company (a)(d)	201,789	7,387,495
TherapeuticsMD, Inc. (a)(d)	299,975	1,466,878
Transcept Pharmaceuticals, Inc. (a)(d)	34,975	125,560
Ventrus Biosciences, Inc. (a)	45,264	136,697
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
ViroPharma, Inc. (a)	200,630	$ 9,933,191
VIVUS, Inc. (a)(d)	332,213	3,328,774
XenoPort, Inc. (a)(d)	139,753	746,281
Zogenix, Inc. (a)(d)	339,504	1,096,598
		157,747,326
TOTAL HEALTH CARE		1,365,558,629
INDUSTRIALS - 14.3%
Aerospace & Defense - 1.7%
AAR Corp.	128,048	3,997,659
AeroVironment, Inc. (a)(d)	65,978	1,990,556
Alliant Techsystems, Inc.	96,248	11,668,145
American Science & Engineering, Inc.	23,785	1,704,433
API Technologies Corp. (a)	67,799	257,636
Arotech Corp. (a)	21,565	50,031
Ascent Solar Technologies, Inc. (a)(d)	112,670	89,009
Astronics Corp. (a)	44,129	2,307,505
Astronics Corp. Class B	6,921	360,169
Astrotech Corp. (a)	39,511	54,920
BE Aerospace, Inc. (a)(d)	298,933	26,007,171
Breeze Industrial Products Corp. (a)	10,964	101,965
CPI Aerostructures, Inc. (a)(d)	13,911	203,796
Cubic Corp. (d)	71,460	4,004,618
Curtiss-Wright Corp.	148,041	7,812,124
DigitalGlobe, Inc. (a)	211,998	8,395,121
Ducommun, Inc. (a)	28,671	726,523
Engility Holdings, Inc. (a)(d)	53,148	1,692,764
Erickson Air-Crane, Inc. (a)(d)	13,210	249,801
Esterline Technologies Corp. (a)	103,032	9,068,877
Exelis, Inc.	588,084	10,391,444
GenCorp, Inc. (non-vtg.) (a)(d)	181,520	3,329,077
HEICO Corp. (d)	99,781	5,695,499
HEICO Corp. Class A	120,967	5,014,082
Hexcel Corp. (a)	308,768	13,564,178
Huntington Ingalls Industries, Inc.	153,804	12,647,303
Innovative Solutions & Support, Inc.	34,266	263,848
KEYW Holding Corp. (a)(d)	83,166	1,030,427
Kratos Defense & Security Solutions, Inc. (a)	148,815	995,572
LMI Aerospace, Inc. (a)	30,162	382,756
Micronet Enertec Technologies, Inc. (a)	8,571	34,370
Moog, Inc. Class A (a)	145,837	10,014,627
National Presto Industries, Inc. (d)	12,954	992,406
Orbital Sciences Corp. (a)(d)	197,226	4,630,866
SIFCO Industries, Inc.	1,004	24,708
Sparton Corp. (a)(d)	27,651	712,290
Spirit AeroSystems Holdings, Inc. Class A (a)	321,766	10,502,442
Sypris Solutions, Inc.	19,374	54,247

	Shares	Value
Taser International, Inc. (a)(d)	164,884	$ 2,834,356
Teledyne Technologies, Inc. (a)	125,377	11,626,209
TransDigm Group, Inc.	152,320	23,841,126
Triumph Group, Inc.	165,109	12,208,159
		211,532,815
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	167,461	1,302,847
Atlas Air Worldwide Holdings, Inc. (a)	85,402	3,279,437
Echo Global Logistics, Inc. (a)	53,905	1,109,365
Forward Air Corp.	105,596	4,561,747
Hub Group, Inc. Class A (a)(d)	118,664	4,465,326
Pacer International, Inc. (a)	128,388	1,165,763
Park-Ohio Holdings Corp. (a)	26,378	1,123,175
Radiant Logistics, Inc. (a)	37,185	80,691
UTI Worldwide, Inc. (d)	311,951	4,931,945
XPO Logistics, Inc. (a)(d)	96,954	2,226,064
		24,246,360
Airlines - 0.8%
Alaska Air Group, Inc.	217,213	16,886,139
Allegiant Travel Co.	49,305	5,458,064
Hawaiian Holdings, Inc. (a)(d)	198,497	1,810,293
JetBlue Airways Corp. (a)(d)	689,636	6,130,864
Republic Airways Holdings, Inc. (a)	154,324	1,737,688
SkyWest, Inc.	165,689	2,800,144
Spirit Airlines, Inc. (a)	224,113	10,280,063
U.S. Airways Group, Inc. (a)(d)	579,595	13,608,891
United Continental Holdings, Inc. (a)	1,102,059	43,255,816
		101,967,962
Building Products - 0.9%
A.O. Smith Corp.	238,917	12,937,356
AAON, Inc.	86,626	2,665,482
American Woodmark Corp. (a)	35,792	1,291,554
Apogee Enterprises, Inc.	92,932	3,328,824
Armstrong World Industries, Inc. (a)	121,418	6,459,438
Builders FirstSource, Inc. (a)	172,637	1,217,091
Fortune Brands Home & Security, Inc.	512,680	22,352,848
Gibraltar Industries, Inc. (a)	90,968	1,610,134
Griffon Corp.	134,430	1,728,770
Insteel Industries, Inc.	51,506	1,023,424
Lennox International, Inc.	138,286	11,394,766
NCI Building Systems, Inc. (a)	62,726	1,061,951
Nortek, Inc. (a)	51,718	3,777,483
Owens Corning (a)	332,025	13,002,099
Patrick Industries, Inc. (a)	28,942	904,438
PGT, Inc. (a)(d)	97,268	972,680
Ply Gem Holdings, Inc.	50,893	892,663
Quanex Building Products Corp. (d)	116,567	2,079,555
Simpson Manufacturing Co. Ltd.	142,646	5,178,050
Trex Co., Inc. (a)(d)	47,512	3,439,394
Universal Forest Products, Inc.	62,007	3,222,504
USG Corp. (a)(d)	307,217	8,414,674
		108,955,178
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 1.5%
ABM Industries, Inc.	167,632	$ 4,661,846
ACCO Brands Corp. (a)(d)	398,384	2,398,272
Acme United Corp.	1,357	19,989
Acorn Energy, Inc. (d)	65,930	251,853
Amrep Corp. (a)	2,745	19,215
ARC Document Solutions, Inc. (a)	122,333	1,053,287
Avalon Holdings Corp. Class A (a)	128	673
Casella Waste Systems, Inc. Class A (a)	94,671	565,186
CECO Environmental Corp.	92,175	1,468,348
Cenveo, Inc. (a)(d)	175,472	601,869
Clean Harbors, Inc. (a)(d)	175,615	9,267,204
Command Security Corp. (a)	4,127	9,286
CompX International, Inc. Class A	729	9,477
Consolidated Graphics, Inc. (a)	28,556	1,839,292
Copart, Inc. (a)	354,745	12,213,870
Courier Corp.	28,388	531,423
Covanta Holding Corp.	387,523	6,936,662
Deluxe Corp.	154,863	7,695,142
Ecology & Environment, Inc. Class A	5,634	61,185
EnerNOC, Inc. (a)(d)	81,266	1,393,712
Ennis, Inc.	73,201	1,357,147
Food Technology Service, Inc. (a)	11,431	64,357
Fuel Tech, Inc. (a)	72,552	523,100
G&K Services, Inc. Class A	64,530	3,885,997
Healthcare Services Group, Inc.	235,796	6,835,726
Heritage-Crystal Clean, Inc. (a)	21,398	398,217
Herman Miller, Inc.	185,051	5,904,977
HNI Corp.	150,326	5,958,923
Hudson Technologies, Inc. (a)(d)	33,341	84,019
Humitech International Group, Inc. (a)	75	0
Industrial Services of America, Inc. (a)(d)	12,843	33,392
InnerWorkings, Inc. (a)(d)	107,558	739,999
Interface, Inc.	190,567	3,820,868
Intersections, Inc.	42,827	331,481
KAR Auction Services, Inc.	430,390	11,874,460
Kimball International, Inc. Class B	89,197	1,328,143
Knoll, Inc.	147,530	2,618,658
McGrath RentCorp.	75,783	2,947,201
Metalico, Inc. (a)	92,179	162,235
Mine Safety Appliances Co.	105,086	5,235,385
Mobile Mini, Inc. (d)	138,265	5,585,906
Multi-Color Corp.	39,636	1,502,601
NL Industries, Inc.	19,361	225,943
Performant Financial Corp. (a)	87,212	914,854
Perma-Fix Environmental Services, Inc. (a)	24,334	82,736
Quad/Graphics, Inc.	79,159	2,062,092
R.R. Donnelley & Sons Co. (d)	568,672	10,520,432
Rollins, Inc.	225,361	6,339,405
Schawk, Inc. Class A	27,510	412,100
Standard Parking Corp. (a)	51,746	1,264,672

	Shares	Value
Standard Register Co. (a)	7,636	$ 48,030
Steelcase, Inc. Class A	204,828	3,344,841
Swisher Hygiene, Inc. (Canada) (a)(d)	364,761	192,228
Team, Inc. (a)(d)	63,822	2,611,596
Tetra Tech, Inc. (a)	206,276	5,897,431
The Brink's Co.	159,186	5,337,507
TRC Companies, Inc. (a)	38,382	300,147
U.S. Ecology, Inc.	55,220	2,124,866
UniFirst Corp.	51,036	5,217,921
United Stationers, Inc. (d)	130,746	5,880,955
Versar, Inc. (a)	11,390	55,469
Viad Corp.	61,824	1,669,248
Virco Manufacturing Co. (a)	4,818	9,925
Waste Connections, Inc.	392,642	17,252,689
West Corp.	71,865	1,655,051
		185,610,721
Construction & Engineering - 0.9%
AECOM Technology Corp. (a)	323,040	9,387,542
Aegion Corp. (a)(d)	119,570	2,603,039
Ameresco, Inc. Class A (a)(d)	51,788	475,414
Argan, Inc.	26,398	619,033
Chicago Bridge & Iron Co. NV	328,304	25,174,351
Comfort Systems U.S.A., Inc.	114,885	2,355,143
Dycom Industries, Inc. (a)	106,779	3,021,846
EMCOR Group, Inc.	212,333	8,435,990
Foster Wheeler AG (a)(d)	312,046	9,464,355
Furmanite Corp. (a)	113,534	1,282,934
Goldfield Corp.	60,575	124,179
Granite Construction, Inc.	114,329	3,572,781
Great Lakes Dredge & Dock Corp. (d)	172,950	1,540,985
Integrated Electrical Services, Inc. (a)	32,747	149,326
KBR, Inc.	447,474	15,138,045
Layne Christensen Co. (a)(d)	69,984	1,165,234
MasTec, Inc. (a)(d)	204,727	6,479,610
MYR Group, Inc. (a)(d)	65,914	1,674,875
Northwest Pipe Co. (a)	28,698	1,118,648
Orion Marine Group, Inc. (a)	79,780	946,989
Pike Corp.	85,970	903,545
Primoris Services Corp.	107,760	3,099,178
Sterling Construction Co., Inc. (a)	38,185	464,711
Tutor Perini Corp. (a)	115,283	2,823,281
UniTek Global Services, Inc. (a)	33,766	54,026
URS Corp.	243,728	12,666,544
Willdan Group, Inc. (a)	13,349	48,724
		114,790,328
Electrical Equipment - 1.1%
Active Power, Inc. (a)	47,662	133,930
Acuity Brands, Inc. (d)	137,206	14,067,731
Allied Motion Technologies, Inc.	14,531	174,663
Altair Nanotechnologies, Inc. (a)(d)	24,072	104,713
American Superconductor Corp. (a)(d)	131,395	214,174
AZZ, Inc.	80,546	3,937,088
Babcock & Wilcox Co.	337,834	10,969,470
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Brady Corp. Class A	152,815	$ 4,787,694
Broadwind Energy, Inc. (a)	35,083	231,548
Capstone Turbine Corp. (a)(d)	961,624	1,144,333
Coleman Cable, Inc.	32,333	793,775
Digital Power Corp. (a)	4,959	3,124
Encore Wire Corp.	61,999	3,113,590
EnerSys	145,464	10,378,856
Enphase Energy, Inc. (a)(d)	40,205	291,486
Espey Manufacturing & Electronics Corp.	2,487	81,897
Franklin Electric Co., Inc.	127,566	5,676,687
FuelCell Energy, Inc. (a)(d)	446,752	616,518
Generac Holdings, Inc.	211,236	11,250,429
General Cable Corp.	149,667	4,361,296
Global Power Equipment Group, Inc.	46,800	914,004
GrafTech International Ltd. (a)(d)	371,614	4,280,993
Hubbell, Inc. Class B	168,310	18,162,332
II-VI, Inc. (a)	175,198	2,864,487
Lime Energy Co. (a)(d)	4,467	15,679
LSI Industries, Inc.	51,035	443,494
MagneTek, Inc. (a)	6,645	134,229
Ocean Power Technologies, Inc. (a)(d)	24,836	47,933
Orion Energy Systems, Inc. (a)	65,072	404,097
Plug Power, Inc. (a)(d)	287,734	211,484
Polypore International, Inc. (a)(d)	148,244	5,630,307
Powell Industries, Inc.	28,189	1,933,484
Power Solutions International, Inc. (a)(d)	16,088	1,203,382
PowerSecure International, Inc. (a)(d)	56,033	984,500
Preformed Line Products Co.	7,217	508,438
Real Goods Solar, Inc. Class A (a)(d)	28,373	72,067
Regal-Beloit Corp.	141,378	10,402,593
Revolution Lighting Technologies, Inc. (a)(d)	86,571	246,727
Sensata Technologies Holding BV (a)(d)	400,215	15,600,381
SL Industries, Inc.	10,551	321,806
SolarCity Corp. (d)	105,061	5,492,589
Thermon Group Holdings, Inc. (a)(d)	98,820	2,846,016
Ultralife Corp. (a)	43,594	147,784
Vicor Corp. (a)	52,357	565,979
ZBB Energy Corp. (a)(d)	34,839	21,078
		145,788,865
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	200,682	14,752,134
Raven Industries, Inc.	118,269	4,748,500
		19,500,634
Machinery - 3.6%
Accuride Corp. (a)(d)	132,658	465,630
Actuant Corp. Class A	219,466	8,576,731
Adept Technology, Inc. (a)	30,370	370,210
AGCO Corp.	273,503	15,939,755
Alamo Group, Inc.	26,680	1,566,383

	Shares	Value
Albany International Corp. Class A	90,362	$ 3,321,707
Altra Holdings, Inc.	86,581	2,630,331
American Railcar Industries, Inc. (d)	32,423	1,407,158
Ampco-Pittsburgh Corp.	25,813	473,410
Art's-Way Manufacturing Co., Inc.	9,831	61,247
Astec Industries, Inc.	65,899	2,411,903
Barnes Group, Inc.	138,294	5,047,731
Blount International, Inc. (a)(d)	159,232	2,307,272
Briggs & Stratton Corp.	162,631	3,288,399
Chart Industries, Inc. (a)	93,404	9,088,209
Chicago Rivet & Machine Co.	772	36,438
CIRCOR International, Inc.	56,895	4,513,480
CLARCOR, Inc. (d)	161,113	9,752,170
Colfax Corp. (a)	280,679	16,301,836
Columbus McKinnon Corp. (NY Shares) (a)	62,931	1,743,189
Commercial Vehicle Group, Inc. (a)	67,579	514,276
Crane Co.	150,924	9,404,074
Donaldson Co., Inc.	437,772	18,268,226
Douglas Dynamics, Inc. (d)	59,019	940,763
Dynamic Materials Corp.	39,486	884,881
Eastern Co.	11,293	195,482
Energy Recovery, Inc. (a)(d)	121,307	600,470
EnPro Industries, Inc. (a)(d)	65,765	3,722,299
ESCO Technologies, Inc.	86,533	2,947,314
ExOne Co. (d)	31,227	1,667,522
Federal Signal Corp. (a)	187,805	2,935,392
Flow International Corp. (a)	102,629	412,569
FreightCar America, Inc.	47,091	1,096,278
Global Brass & Copper Holdings, Inc.	37,771	623,222
Gorman-Rupp Co.	43,776	1,841,656
Graco, Inc.	194,843	15,047,725
Graham Corp.	29,585	1,105,887
Greenbrier Companies, Inc. (a)(d)	69,791	2,180,969
Hardinge, Inc.	28,207	436,926
Harsco Corp.	251,852	6,585,930
Hurco Companies, Inc.	14,365	380,385
Hyster-Yale Materials Handling Class A	38,190	3,183,518
IDEX Corp.	251,001	17,903,901
ITT Corp.	272,569	11,126,267
John Bean Technologies Corp.	85,902	2,539,263
Kadant, Inc.	32,033	1,326,807
Kennametal, Inc.	231,363	10,985,115
Key Technology, Inc. (a)	12,346	176,548
L.B. Foster Co. Class A	28,545	1,337,904
Lincoln Electric Holdings, Inc.	256,407	18,327,972
Lindsay Corp. (d)	41,554	3,174,310
Lydall, Inc. (a)	39,995	713,111
Manitex International, Inc. (a)(d)	34,692	462,097
Manitowoc Co., Inc.	405,880	8,357,069
Meritor, Inc. (a)	288,255	2,297,392
MFRI, Inc. (a)	13,428	174,295
Middleby Corp. (a)(d)	60,073	13,266,521
Miller Industries, Inc.	29,446	560,063
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Mueller Industries, Inc.	93,757	$ 5,726,678
Mueller Water Products, Inc. Class A	534,113	4,598,713
Navistar International Corp. (a)(d)	206,006	8,279,381
NN, Inc.	44,411	885,999
Nordson Corp.	193,839	13,979,669
Omega Flex, Inc.	5,411	111,412
Oshkosh Truck Corp.	266,899	13,011,326
PMFG, Inc. (a)	42,899	329,035
Proto Labs, Inc. (a)(d)	61,180	4,545,674
RBC Bearings, Inc. (a)	76,685	5,244,487
Rexnord Corp. (a)	126,416	3,073,173
SPX Corp.	139,574	13,209,283
Standex International Corp.	37,196	2,191,588
Sun Hydraulics Corp. (d)	78,964	3,393,083
Taylor Devices, Inc. (a)	3,820	31,018
Tecumseh Products Co. Class A (non-vtg.) (a)	49,815	434,885
Tennant Co.	59,621	3,890,866
Terex Corp. (d)	348,108	12,643,283
The L.S. Starrett Co. Class A	14,574	189,316
Timken Co.	247,307	12,800,610
Titan International, Inc. (d)	172,105	2,968,811
Toro Co. (d)	179,472	11,075,217
TriMas Corp. (a)	129,565	4,739,488
Trinity Industries, Inc.	242,929	12,610,444
Twin Disc, Inc.	22,386	643,150
Valmont Industries, Inc.	80,334	11,625,133
Wabash National Corp. (a)(d)	208,685	2,533,436
WABCO Holdings, Inc. (a)	192,362	17,043,273
Wabtec Corp.	296,498	20,458,362
Watts Water Technologies, Inc. Class A	86,173	5,180,721
Woodward, Inc.	201,903	8,661,639
WSI Industries, Inc.	5,668	33,441
Xerium Technologies, Inc. (a)	31,820	419,706
		463,569,888
Marine - 0.2%
Baltic Trading Ltd. (d)	99,938	505,686
Eagle Bulk Shipping, Inc. (a)(d)	42,249	168,996
Genco Shipping & Trading Ltd. (a)(d)	119,131	316,888
International Shipholding Corp.	22,466	636,012
Kirby Corp. (a)	166,254	15,702,690
Matson, Inc.	130,869	3,275,651
Rand Logistics, Inc. (a)(d)	30,737	159,832
		20,765,755
Professional Services - 1.3%
Acacia Research Corp. (d)	147,131	2,189,309
Advisory Board Co. (a)(d)	111,068	7,188,321
Barrett Business Services, Inc.	22,755	1,923,253
CBIZ, Inc. (a)(d)	163,829	1,467,908
CDI Corp.	28,095	440,811

	Shares	Value
Corp. Resources Services, Inc. (a)(d)	34,388	$ 92,160
Corporate Executive Board Co.	105,881	7,796,018
CRA International, Inc. (a)	24,437	451,351
CTPartners Executive Search, Inc. (a)	10,063	66,416
DLH Holdings Corp. (a)	2,300	2,967
Dolan Co. (a)	73,005	51,104
Exponent, Inc.	42,405	3,280,875
Franklin Covey Co. (a)	36,884	750,589
FTI Consulting, Inc. (a)(d)	128,235	5,759,034
GP Strategies Corp. (a)	59,546	1,776,257
Heidrick & Struggles International, Inc.	47,268	862,168
Hill International, Inc. (a)	70,728	256,743
Hudson Global, Inc. (a)(d)	73,448	251,192
Huron Consulting Group, Inc. (a)	73,604	4,375,022
ICF International, Inc. (a)(d)	61,233	2,215,410
IHS, Inc. Class A (a)	193,123	22,099,065
Insperity, Inc.	74,535	2,627,359
Kelly Services, Inc. Class A (non-vtg.)	84,328	1,959,783
Kforce, Inc.	104,013	2,098,982
Korn/Ferry International (a)	160,088	3,707,638
Lightbridge Corp. (a)	24,428	40,306
Luna Innovations, Inc. (a)	26,569	32,148
Manpower, Inc.	241,312	19,288,068
Mastech Holdings, Inc.	2,512	44,337
MISTRAS Group, Inc. (a)	47,257	947,503
Navigant Consulting, Inc. (a)	163,758	3,209,657
Odyssey Marine Exploration, Inc. (a)(d)	239,959	491,916
On Assignment, Inc. (a)	156,999	5,342,676
Pendrell Corp. (a)	486,872	1,041,906
RCM Technologies, Inc.	26,829	173,315
Resources Connection, Inc.	127,759	1,816,733
RPX Corp. (a)	126,709	2,093,233
Spherix, Inc. (a)	26	221
Towers Watson & Co.	198,483	22,349,186
TrueBlue, Inc. (a)	126,597	3,233,287
Verisk Analytics, Inc. (a)	462,670	30,124,444
VSE Corp.	11,665	597,481
WageWorks, Inc. (a)	93,193	5,339,959
		169,856,111
Road & Rail - 1.1%
AMERCO	18,951	4,391,515
Arkansas Best Corp.	77,866	2,533,760
Avis Budget Group, Inc. (a)(d)	331,173	12,207,037
Celadon Group, Inc.	73,886	1,539,045
Con-way, Inc.	173,808	7,193,913
Covenant Transport Group, Inc. Class A (a)	20,231	166,299
Genesee & Wyoming, Inc. Class A (a)	158,188	15,217,686
Heartland Express, Inc.	187,679	3,440,156
Hertz Global Holdings, Inc. (a)	1,251,942	30,372,113
J.B. Hunt Transport Services, Inc.	273,474	20,562,510
Knight Transportation, Inc.	212,636	3,799,805
Landstar System, Inc.	138,277	7,761,488
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Marten Transport Ltd.	92,034	$ 1,788,221
Old Dominion Freight Lines, Inc. (a)	222,224	11,451,203
P.A.M. Transportation Services, Inc.	12,026	223,804
Patriot Transportation Holding, Inc. (a)	15,144	647,557
Quality Distribution, Inc. (a)	84,923	1,038,608
Roadrunner Transportation Systems, Inc. (a)	76,846	2,104,043
Saia, Inc. (a)	75,529	2,623,122
Swift Transporation Co. (a)(d)	338,287	7,831,344
U.S.A. Truck, Inc. (a)	28,518	402,959
Universal Truckload Services, Inc.	18,107	521,301
Werner Enterprises, Inc. (d)	141,757	3,412,091
YRC Worldwide, Inc. (a)(d)	32,458	292,122
		141,521,702
Trading Companies & Distributors - 0.9%
Aceto Corp.	86,257	1,857,113
AeroCentury Corp. (a)(d)	740	12,003
Air Lease Corp. Class A	251,175	7,954,712
Aircastle Ltd.	214,971	4,024,257
Applied Industrial Technologies, Inc.	136,729	6,614,949
Beacon Roofing Supply, Inc. (a)(d)	149,549	5,560,232
BlueLinx Corp. (a)(d)	73,361	130,583
CAI International, Inc. (a)(d)	57,232	1,316,336
DXP Enterprises, Inc. (a)	33,811	3,312,802
Essex Rental Corp. (a)	27,827	75,968
GATX Corp. (d)	150,702	7,560,719
H&E Equipment Services, Inc. (a)	90,835	2,591,523
HD Supply Holdings, Inc. (a)(d)	162,940	3,433,146
Houston Wire & Cable Co.	39,527	533,615
Kaman Corp.	85,305	3,400,257
Lawson Products, Inc. (a)	23,255	296,966
MRC Global, Inc. (a)	311,454	9,527,378
MSC Industrial Direct Co., Inc. Class A	144,571	11,110,281
Rush Enterprises, Inc. Class A (a)(d)	112,028	3,274,578
TAL International Group, Inc.	102,516	5,601,474
Textainer Group Holdings Ltd. (d)	56,757	2,203,874
Titan Machinery, Inc. (a)(d)	53,212	947,706
Transcat, Inc. (a)	4,695	37,372
United Rentals, Inc. (a)(d)	285,245	19,604,889
Watsco, Inc.	79,765	7,654,249
WESCO International, Inc. (a)(d)	133,653	11,491,485
Willis Lease Finance Corp. (a)	19,324	352,470
		120,480,937
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)	135,476	2,828,739
TOTAL INDUSTRIALS		1,831,415,995

	Shares	Value
INFORMATION TECHNOLOGY - 17.2%
Communications Equipment - 1.1%
ADTRAN, Inc.	181,042	$ 4,649,159
Alliance Fiber Optic Products, Inc.	38,110	562,123
Ambient Corp. (a)(d)	4,086	9,684
American Electric Technologies, Inc. (a)	1,200	11,352
Anaren, Inc. (a)	53,781	1,499,952
Arris Group, Inc. (a)	358,694	7,360,401
Aruba Networks, Inc. (a)(d)	360,797	6,436,618
Aviat Networks, Inc. (a)	167,167	422,933
Aware, Inc.	13,571	80,340
Bel Fuse, Inc. Class B (non-vtg.)	23,302	529,654
Black Box Corp.	57,867	1,620,855
Brocade Communications Systems, Inc. (a)	1,396,445	12,274,752
CalAmp Corp. (a)(d)	98,231	2,449,881
Calix Networks, Inc. (a)	117,823	1,206,508
Ciena Corp. (a)(d)	331,945	7,372,498
Clearfield, Inc. (a)	30,042	534,447
ClearOne, Inc. (a)	5,738	52,904
Communications Systems, Inc.	7,926	91,625
Comtech Telecommunications Corp.	62,000	1,992,680
Digi International, Inc. (a)	61,307	705,031
EchoStar Holding Corp. Class A (a)	125,994	6,306,000
EMCORE Corp. (a)(d)	83,286	437,252
Emulex Corp. (a)	269,759	2,012,402
Entrada Networks, Inc. (a)	292	0
Extreme Networks, Inc. (a)	291,313	2,024,625
Finisar Corp. (a)(d)	306,294	6,337,223
Globecomm Systems, Inc. (a)(d)	70,165	990,028
Harmonic, Inc. (a)	331,637	2,553,605
Infinera Corp. (a)(d)	371,559	3,455,499
InterDigital, Inc. (d)	126,567	4,289,356
Ixia (a)	176,245	2,289,423
KVH Industries, Inc. (a)(d)	40,349	570,535
Lantronix, Inc. (a)	2,994	5,329
Meru Networks, Inc. (a)(d)	44,480	157,904
NETGEAR, Inc. (a)(d)	122,660	3,938,613
NumereX Corp. Class A (a)	29,504	398,009
Oclaro, Inc. (a)(d)	296,822	670,818
Oplink Communications, Inc. (a)	53,725	871,420
Optical Cable Corp.	11,466	44,488
Palo Alto Networks, Inc. (a)	150,940	7,539,453
Parkervision, Inc. (a)(d)	304,980	1,274,816
PC-Tel, Inc.	44,393	440,379
Performance Technologies, Inc. (a)	30,172	87,499
Plantronics, Inc.	136,735	6,116,157
Polycom, Inc. (a)(d)	502,431	5,401,133
Procera Networks, Inc. (a)(d)	56,021	855,441
Relm Wireless Corp. (a)	22,872	77,079
Riverbed Technology, Inc. (a)	511,104	8,842,099
Ruckus Wireless, Inc.	151,290	1,972,822
ShoreTel, Inc. (a)	171,220	1,383,458
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Sonus Networks, Inc. (a)(d)	901,798	$ 2,624,232
Technical Communications Corp.	2,835	20,072
Tellabs, Inc.	1,103,619	2,703,867
Tessco Technologies, Inc.	20,333	801,324
Ubiquiti Networks, Inc. (d)	48,493	1,910,624
ViaSat, Inc. (a)(d)	129,875	7,814,579
Westell Technologies, Inc. Class A (a)	132,720	553,442
Zhone Technologies, Inc. (a)	84,494	452,888
Zoom Technologies, Inc. (a)(d)	4,729	30,549
		138,117,839
Computers & Peripherals - 0.7%
3D Systems Corp. (a)(d)	293,976	22,095,236
Avid Technology, Inc. (a)	81,592	722,089
Concurrent Computer Corp.	24,916	188,116
Cray, Inc. (a)(d)	129,402	3,081,062
Crossroads Systems, Inc. (a)	24,612	45,778
Datalink Corp. (a)(d)	62,850	658,040
Dataram Corp. (a)	3,942	9,697
Diebold, Inc. (d)	199,276	6,801,290
Dot Hill Systems Corp. (a)	145,608	372,756
Electronics for Imaging, Inc. (a)	158,522	6,277,471
Fusion-io, Inc. (a)(d)	263,973	2,650,289
Gaming & Leisure Properties (a)(d)	207,145	9,553,527
Hutchinson Technology, Inc. (a)(d)	81,684	249,136
Imation Corp. (a)	90,514	395,546
Immersion Corp. (a)	91,301	1,119,350
Interphase Corp. (a)	11,825	52,740
Intevac, Inc. (a)	59,350	392,897
Lexmark International, Inc. Class A	193,864	6,856,970
NCR Corp. (a)	512,189	17,901,006
Novatel Wireless, Inc. (a)	94,259	203,599
OCZ Technology Group, Inc. (a)(d)	230,345	25,937
Overland Storage, Inc. (a)	57,061	66,191
QLogic Corp. (a)	267,344	3,317,739
Quantum Corp. (a)(d)	822,792	1,028,490
Qumu Corp. (a)	32,359	415,813
Silicon Graphics International Corp. (a)(d)	110,753	1,475,230
Super Micro Computer, Inc. (a)	109,256	1,734,985
Transact Technologies, Inc.	18,832	239,355
U.S.A. Technologies, Inc. (a)(d)	79,221	143,390
Xplore Technologies Corp. (a)	5,105	24,708
		88,098,433
Electronic Equipment & Components - 2.0%
ADDvantage Technologies Group, Inc. (a)	11,928	31,013
Advanced Photonix, Inc. Class A (a)	41,087	34,924
Aeroflex Holding Corp. (a)	62,535	422,111
Agilysys, Inc. (a)	46,798	611,650
Anixter International, Inc.	81,222	7,180,025
Arrow Electronics, Inc. (a)(d)	315,423	16,193,817

	Shares	Value
Audience, Inc. (a)(d)	28,401	$ 286,850
Avnet, Inc.	420,881	16,793,152
AVX Corp.	171,919	2,358,729
Badger Meter, Inc.	45,332	2,490,087
Belden, Inc. (d)	142,773	9,996,965
Benchmark Electronics, Inc. (a)	187,285	4,303,809
CDW Corp.	81,276	1,812,455
Checkpoint Systems, Inc. (a)	126,690	1,829,404
ClearSign Combustion Corp. (a)(d)	18,162	109,335
Cognex Corp.	261,154	8,605,024
Coherent, Inc.	79,500	5,488,680
Control4 Corp. (d)	13,781	240,754
CTS Corp.	97,836	1,778,658
CUI Global, Inc. (a)	32,828	206,488
Daktronics, Inc.	101,262	1,549,309
Digital Ally, Inc. (a)(d)	4,790	37,554
Dolby Laboratories, Inc. Class A (d)	144,708	5,199,358
DTS, Inc. (a)(d)	52,729	1,180,602
Dynasil Corp. of America (a)	9,408	8,561
Echelon Corp. (a)	76,899	177,637
Electro Rent Corp.	50,058	1,067,237
Electro Scientific Industries, Inc.	67,517	694,750
eMagin Corp.	60,537	159,212
Fabrinet (a)	89,055	1,763,289
FARO Technologies, Inc. (a)(d)	53,026	2,892,038
FEI Co.	128,397	11,690,547
Frequency Electronics, Inc.	13,041	149,189
Giga-Tronics, Inc. (a)	4,585	4,677
GSI Group, Inc. (a)	10,633	116,750
I. D. Systems Inc. (a)	33,896	210,833
Identive Group, Inc. (a)	118,347	74,559
IEC Electronics Corp. (a)	18,101	78,739
Image Sensing Systems, Inc. (a)	2,863	16,376
Ingram Micro, Inc. Class A (a)	490,743	11,503,016
Insight Enterprises, Inc. (a)	134,113	3,228,100
Intelli-Check, Inc. (a)(d)	25,728	16,901
IntriCon Corp. (a)	1,667	6,685
InvenSense, Inc. (a)(d)	152,794	2,641,808
IPG Photonics Corp. (d)	108,646	7,879,008
Iteris, Inc. (a)	52,448	112,763
Itron, Inc. (a)(d)	128,382	5,436,978
KEMET Corp. (a)	129,653	777,918
KEY Tronic Corp. (a)	23,864	251,049
LGL Group, Inc. (a)	3,009	15,165
LGL Group, Inc. warrants 8/6/18 (a)	15,045	1,201
LightPath Technologies, Inc. Class A (a)	13,246	19,472
Littelfuse, Inc.	70,236	6,107,020
LoJack Corp. (a)	47,516	191,965
LRAD Corp. (a)(d)	62,271	118,315
Maxwell Technologies, Inc. (a)(d)	96,283	765,450
Measurement Specialties, Inc. (a)	46,231	2,558,424
Mercury Systems, Inc. (a)(d)	104,306	1,141,108
Mesa Laboratories, Inc.	6,514	539,099
Methode Electronics, Inc. Class A	115,949	3,354,405
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
MicroVision, Inc. (a)(d)	62,948	$ 83,091
MOCON, Inc.	7,499	105,286
MTS Systems Corp.	51,551	3,594,651
Multi-Fineline Electronix, Inc. (a)	21,997	310,598
Napco Security Technolgies, Inc. (a)	17,472	113,393
National Instruments Corp.	311,555	9,739,209
Neonode, Inc. (a)(d)	85,888	543,671
NetList, Inc. (a)	52,442	36,709
Newport Corp. (a)	120,922	2,073,812
OSI Systems, Inc. (a)	60,370	4,630,379
Par Technology Corp. (a)	27,309	151,292
Parametric Sound Corp. (a)(d)	12,840	159,088
Park Electrochemical Corp.	55,823	1,658,501
PC Connection, Inc.	46,557	1,011,684
PC Mall, Inc. (a)	21,739	206,521
Perceptron, Inc.	25,360	254,107
Planar Systems, Inc. (a)	44,256	108,427
Plexus Corp. (a)	110,531	4,462,136
Pulse Electronics Corp. (a)(d)	9,108	30,876
RadiSys Corp. (a)	67,810	151,894
RealD, Inc. (a)(d)	152,655	1,367,789
Research Frontiers, Inc. (a)(d)	45,641	304,882
RF Industries Ltd.	13,982	192,742
Richardson Electronics Ltd.	36,856	413,893
Rofin-Sinar Technologies, Inc. (a)	86,601	2,236,904
Rogers Corp. (a)	53,596	3,366,365
Sanmina Corp. (a)	270,145	4,181,845
ScanSource, Inc. (a)	90,157	3,785,692
Sigmatron International, Inc. (a)	762	5,075
Speed Commerce, Inc. (a)(d)	125,360	493,918
Superconductor Technologies, Inc. (a)(d)	11,800	26,786
SYNNEX Corp. (a)(d)	87,558	5,792,837
Tech Data Corp. (a)	123,797	6,417,636
Trimble Navigation Ltd. (a)(d)	799,423	25,501,594
TTM Technologies, Inc. (a)	184,245	1,787,177
Uni-Pixel, Inc. (a)(d)	29,629	381,325
Universal Display Corp. (a)(d)	127,379	4,599,656
Viasystems Group, Inc. (a)	12,420	184,437
Vishay Intertechnology, Inc. (a)(d)	447,015	5,779,904
Vishay Precision Group, Inc. (a)	29,699	504,883
Wayside Technology Group, Inc.	460	6,003
Wireless Telecom Group, Inc. (a)	11,376	28,440
Zygo Corp. (a)	47,625	751,046
		252,047,151
Internet Software & Services - 4.2%
Angie's List, Inc. (a)(d)	124,648	1,622,917
AOL, Inc. (d)	236,106	10,525,605
Autobytel, Inc. (a)	18,975	235,290
Bankrate, Inc. (a)(d)	125,826	2,357,979
Bazaarvoice, Inc. (a)(d)	132,871	1,049,681
Blucora, Inc. (a)(d)	133,872	3,892,998

	Shares	Value
Bridgeline Digital, Inc. (a)	24,241	$ 25,938
Brightcove, Inc. (a)(d)	86,582	1,232,062
BroadVision, Inc. (a)	7,417	74,541
Carbonite, Inc. (a)	42,143	522,573
ChannelAdvisor Corp. (a)	34,638	1,189,123
comScore, Inc. (a)	111,836	3,043,058
Constant Contact, Inc. (a)(d)	108,170	2,960,613
Cornerstone OnDemand, Inc. (a)(d)	137,470	6,931,237
CoStar Group, Inc. (a)	90,471	16,849,319
Crexendo, Inc. (a)	12,555	38,921
Cvent, Inc.	20,324	661,953
DealerTrack Holdings, Inc. (a)(d)	143,563	6,000,933
Demand Media, Inc. (a)	122,276	673,741
Demandware, Inc. (a)	71,511	4,052,528
Dice Holdings, Inc. (a)(d)	145,947	1,062,494
Digital River, Inc. (a)	103,713	1,853,351
E2open, Inc. (a)(d)	30,944	689,432
EarthLink, Inc.	353,573	1,926,973
eGain Communications Corp. (a)(d)	32,997	379,795
Envestnet, Inc. (a)	32,000	1,272,000
Equinix, Inc. (a)(d)	152,728	24,543,390
Facebook, Inc. Class A (a)	5,082,644	238,935,065
Global Eagle Entertainment, Inc. (a)(d)	138,314	2,123,120
GlowPoint, Inc. (a)	51,449	75,116
Gogo, Inc. (d)	38,042	1,014,580
IAC/InterActiveCorp	240,112	13,736,808
Internap Network Services Corp. (a)(d)	168,594	1,296,488
Internet Media Services, Inc. (a)	7,375	7
Internet Patents Corp. (a)	283	866
IntraLinks Holdings, Inc. (a)	118,223	1,289,813
Inuvo, Inc. (a)	37,507	52,510
iPass, Inc. (a)	125,462	217,049
j2 Global, Inc. (d)	134,597	6,456,618
Limelight Networks, Inc. (a)	156,398	320,616
LinkedIn Corp. (a)	301,573	67,561,399
Liquidity Services, Inc. (a)(d)	79,035	1,831,241
LivePerson, Inc. (a)(d)	154,763	1,902,037
Local Corp. (a)(d)	49,826	79,722
LogMeIn, Inc. (a)	73,933	2,550,689
LookSmart Ltd. (a)	14,768	32,933
Marchex, Inc. Class B	65,678	616,060
Marin Software, Inc. (d)	23,736	208,402
Marketo, Inc. (d)	57,048	1,660,097
Mediabistro, Inc. (a)	5,114	18,410
MeetMe, Inc. (a)(d)	65,453	120,434
Millennial Media, Inc. (a)(d)	114,638	729,098
Monster Worldwide, Inc. (a)(d)	344,947	1,942,052
Move, Inc. (a)	134,032	2,070,794
NIC, Inc.	192,093	4,683,227
Onvia.com, Inc. (a)	2,326	11,049
OpenTable, Inc. (a)(d)	73,646	6,154,596
Pandora Media, Inc. (a)(d)	493,088	14,003,699
Perficient, Inc. (a)	101,290	2,195,967
QuinStreet, Inc. (a)	78,393	685,939
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Rackspace Hosting, Inc. (a)(d)	360,111	$ 13,759,841
RealNetworks, Inc. (a)	72,712	566,426
Reis, Inc. (a)(d)	22,987	410,778
Responsys, Inc. (a)	115,504	1,953,173
SciQuest, Inc. (a)(d)	67,338	1,882,770
Selectica, Inc. (a)	2,268	14,810
Shutterstock, Inc. (a)(d)	33,877	2,506,220
Spark Networks, Inc. (a)	50,449	282,514
SPS Commerce, Inc. (a)(d)	49,657	3,265,941
Stamps.com, Inc. (a)(d)	52,541	2,420,564
Support.com, Inc. (a)	167,715	670,860
Synacor, Inc. (a)(d)	40,770	114,156
TechTarget, Inc. (a)	30,780	185,911
Textura Corp. (d)	56,981	1,929,377
TheStreet.com, Inc. (a)	58,323	128,311
Travelzoo, Inc. (a)(d)	22,916	492,236
Tremor Video, Inc. (d)	25,546	118,789
Trulia, Inc. (a)(d)	106,142	3,644,916
Twitter, Inc. (d)	1,722	71,584
United Online, Inc. (d)	42,358	670,527
Unwired Planet, Inc. (d)	244,519	371,669
ValueClick, Inc. (a)(d)	216,825	4,640,055
Vocus, Inc. (a)(d)	57,794	575,628
Web.com Group, Inc. (a)(d)	147,983	4,224,915
WebMD Health Corp. (a)(d)	152,688	5,904,445
World Energy Solutions, Inc. (a)	2,295	9,272
XO Group, Inc. (a)	69,721	1,092,528
Xoom Corp.	42,353	1,170,425
Yelp, Inc. (a)(d)	175,186	10,632,038
YuMe, Inc. (d)	17,622	154,016
Zillow, Inc. (a)(d)	69,867	5,492,944
Zix Corp. (a)(d)	180,557	835,979
		540,438,564
IT Services - 2.7%
Acxiom Corp. (a)(d)	226,895	7,551,066
Alliance Data Systems Corp. (a)(d)	147,798	35,805,543
Amdocs Ltd.	474,260	19,188,560
Blackhawk Network Holdings, Inc. (d)	30,888	703,938
Booz Allen Hamilton Holding Corp. Class A	114,430	2,001,381
Broadridge Financial Solutions, Inc.	359,406	13,711,339
CACI International, Inc. Class A (a)(d)	70,267	5,043,063
Cardtronics, Inc. (a)	151,336	6,445,400
Cass Information Systems, Inc.	27,691	1,737,610
Ciber, Inc. (a)	189,863	751,857
Computer Task Group, Inc.	39,786	757,525
Convergys Corp. (d)	345,643	7,092,594
CoreLogic, Inc. (a)	295,574	10,413,072
CSG Systems International, Inc.	111,587	3,221,517
CSP, Inc.	3,555	28,582
DST Systems, Inc.	89,777	7,927,309

	Shares	Value
Dynamics Research Corp. (a)	25,485	$ 184,511
Edgewater Technology, Inc. (a)	11,761	84,797
EPAM Systems, Inc. (a)	75,120	2,664,506
Euronet Worldwide, Inc. (a)(d)	149,591	7,247,684
EVERTEC, Inc.	175,455	3,872,292
ExlService Holdings, Inc. (a)	95,062	2,505,834
FleetCor Technologies, Inc. (a)	224,300	27,315,254
Forrester Research, Inc.	44,065	1,761,719
Gartner, Inc. Class A (a)(d)	296,192	19,148,813
Genpact Ltd. (a)	366,730	6,564,467
Global Cash Access Holdings, Inc. (a)	213,120	2,077,920
Global Payments, Inc.	231,770	14,613,099
Hackett Group, Inc.	102,623	641,394
Heartland Payment Systems, Inc. (d)	114,430	5,139,051
Higher One Holdings, Inc. (a)(d)	107,033	1,053,205
iGATE Corp. (a)	97,307	3,257,838
Information Services Group, Inc. (a)	60,946	249,879
Innodata, Inc. (a)	58,124	149,379
Jack Henry & Associates, Inc.	267,127	15,164,800
Leidos Holdings, Inc. (d)	234,053	11,381,997
Lender Processing Services, Inc.	255,996	8,988,020
Lionbridge Technologies, Inc. (a)	195,313	1,111,331
ManTech International Corp. Class A	78,966	2,271,852
Mattersight Corp. (a)(d)	15,883	76,238
Maximus, Inc.	223,710	10,178,805
ModusLink Global Solutions, Inc. (a)	101,501	394,839
MoneyGram International, Inc. (a)	66,144	1,394,977
NCI, Inc. Class A (a)	29,120	189,862
NeuStar, Inc. Class A (a)(d)	194,041	9,459,499
Newtek Business Services, Inc. (a)	5,503	14,418
PFSweb, Inc. (a)	60,946	532,668
Planet Payment, Inc. (a)	109,491	257,304
PRG-Schultz International, Inc. (a)	64,364	423,515
Sapient Corp. (a)	373,262	5,871,411
Science Applications International Corp.	134,965	4,973,460
ServiceSource International, Inc. (a)(d)	189,283	1,837,938
StarTek, Inc. (a)	22,269	142,522
Sykes Enterprises, Inc. (a)	122,463	2,711,331
Syntel, Inc.	52,484	4,638,011
Teletech Holdings, Inc. (a)	69,967	1,796,753
The Management Network Group, Inc. (a)	2,929	8,523
Unisys Corp. (a)(d)	134,117	3,684,194
Vantiv, Inc. (a)	381,368	11,555,450
VeriFone Systems, Inc. (a)(d)	347,697	8,904,520
Virtusa Corp. (a)	71,207	2,512,895
WEX, Inc. (a)(d)	122,178	12,127,388
WidePoint Corp. (a)(d)	102,981	115,339
WPCS International, Inc. (a)(d)	5,571	14,485
		343,646,343
Office Electronics - 0.0%
Zebra Technologies Corp. Class A (a)	162,139	8,405,286
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Energy Industries, Inc. (a)	113,169	$ 2,695,686
Advanced Micro Devices, Inc. (a)(d)	1,870,919	6,810,145
AEHR Test Systems (a)	9,000	26,100
Aetrium, Inc. (a)	674	5,662
Amkor Technology, Inc. (a)(d)	405,958	2,435,748
Amtech Systems, Inc. (a)	19,914	152,143
ANADIGICS, Inc. (a)(d)	240,051	460,898
Applied Micro Circuits Corp. (a)	234,604	2,944,280
Atmel Corp. (a)	1,360,843	10,410,449
ATMI, Inc. (a)	108,511	3,320,437
Avago Technologies Ltd.	763,223	34,138,965
Axcelis Technologies, Inc. (a)	317,596	708,239
AXT, Inc. (a)	91,754	216,539
Brooks Automation, Inc.	206,835	2,186,246
BTU International, Inc. (a)	13,926	38,575
Cabot Microelectronics Corp. (a)(d)	72,370	3,261,716
Cascade Microtech, Inc. (a)	31,120	324,270
Cavium, Inc. (a)(d)	155,704	5,636,485
Ceva, Inc. (a)(d)	66,154	1,057,802
Cirrus Logic, Inc. (a)(d)	197,069	3,976,852
Cohu, Inc.	56,455	559,469
Cree, Inc. (a)(d)	370,879	20,695,048
CVD Equipment Corp. (a)(d)	12,898	176,574
CyberOptics Corp. (a)	9,297	47,601
Cypress Semiconductor Corp. (d)	423,082	4,099,665
Diodes, Inc. (a)	122,440	2,501,449
DSP Group, Inc. (a)	48,701	430,517
Entegris, Inc. (a)	465,003	5,105,733
Entropic Communications, Inc. (a)(d)	284,565	1,411,442
Exar Corp. (a)	151,526	1,856,194
Fairchild Semiconductor International, Inc. (a)	401,767	5,114,494
FormFactor, Inc. (a)	166,247	901,059
Freescale Semiconductor Holdings I Ltd. (a)(d)	171,326	2,494,507
GigOptix, Inc. (a)	52,290	99,874
GSI Technology, Inc. (a)	45,956	318,016
GT Advanced Technologies, Inc. (a)(d)	374,598	3,674,806
Hittite Microwave Corp. (a)	105,948	6,699,092
Ikanos Communications, Inc. (a)	301,764	410,399
Inphi Corp. (a)	72,263	903,288
Integrated Device Technology, Inc. (a)	452,674	4,490,526
Integrated Silicon Solution, Inc. (a)	87,747	1,038,924
Intermolecular, Inc. (a)(d)	45,789	260,997
International Rectifier Corp. (a)(d)	215,723	5,164,409
Intersil Corp. Class A	414,470	4,360,224
Intest Corp.	34,005	132,620
IXYS Corp.	66,867	823,133
Kopin Corp. (a)(d)	161,243	657,871
Kulicke & Soffa Industries, Inc. (a)	256,842	3,241,346
Lattice Semiconductor Corp. (a)	418,047	2,328,522

	Shares	Value
LTX-Credence Corp. (a)	156,695	$ 1,131,338
M/A-COM Technology Solutions, Inc. (a)	36,240	579,840
Marvell Technology Group Ltd.	1,252,518	17,823,331
Mattson Technology, Inc. (a)	171,493	459,601
Maxim Integrated Products, Inc.	892,660	25,422,957
MaxLinear, Inc. Class A (a)	67,105	570,393
Micrel, Inc.	147,855	1,435,672
Microsemi Corp. (a)	299,888	7,326,264
Mindspeed Technologies, Inc. (a)	116,865	587,831
MKS Instruments, Inc.	171,797	5,114,397
Monolithic Power Systems, Inc. (d)	106,006	3,540,600
MoSys, Inc. (a)(d)	126,676	596,644
Nanometrics, Inc. (a)(d)	66,144	1,248,799
NeoPhotonics Corp. (a)	56,859	336,605
NVE Corp. (a)	12,321	702,174
Omnivision Technologies, Inc. (a)(d)	183,726	2,945,128
ON Semiconductor Corp. (a)	1,387,500	9,837,375
PDF Solutions, Inc. (a)	78,702	1,825,886
Peregrine Semiconductor Corp. (a)(d)	86,111	794,805
Pericom Semiconductor Corp. (a)	65,839	628,104
Photronics, Inc. (a)(d)	185,593	1,603,524
Pixelworks, Inc. (a)	35,295	149,651
PLX Technology, Inc. (a)	108,735	732,874
PMC-Sierra, Inc. (a)	654,189	3,925,134
Power Integrations, Inc.	92,650	4,953,069
QuickLogic Corp. (a)(d)	127,705	426,535
Rambus, Inc. (a)(d)	389,646	3,347,059
RF Micro Devices, Inc. (a)(d)	908,325	4,795,956
Rubicon Technology, Inc. (a)(d)	48,879	497,588
Rudolph Technologies, Inc. (a)(d)	99,712	1,121,760
Semtech Corp. (a)(d)	212,957	6,329,082
Sigma Designs, Inc. (a)	83,209	466,802
Silicon Image, Inc. (a)	218,964	1,186,785
Silicon Laboratories, Inc. (a)(d)	119,836	4,679,596
Skyworks Solutions, Inc. (a)	584,881	15,551,986
Spansion, Inc. Class A (a)(d)	179,228	2,220,635
STR Holdings, Inc. (a)	118,407	217,869
SunEdison, Inc. (a)(d)	751,630	9,553,217
SunPower Corp. (a)(d)	125,140	3,796,748
Supertex, Inc.	28,132	730,025
Synaptics, Inc. (a)(d)	98,874	4,994,126
Tessera Technologies, Inc.	158,731	3,174,620
TriQuint Semiconductor, Inc. (a)	472,937	3,726,744
Ultra Clean Holdings, Inc. (a)	95,950	955,662
Ultratech, Inc. (a)(d)	82,271	2,176,891
Veeco Instruments, Inc. (a)(d)	126,593	4,078,826
Vitesse Semiconductor Corp. (a)	153,383	450,946
		329,556,490
Software - 3.9%
Accelrys, Inc. (a)	155,195	1,510,047
ACI Worldwide, Inc. (a)(d)	126,659	8,173,305
Activision Blizzard, Inc.	1,317,430	22,672,970
Actuate Corp. (a)	139,392	1,095,621
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Advent Software, Inc. (d)	133,647	$ 4,697,692
American Software, Inc. Class A	56,018	540,574
ANSYS, Inc. (a)	286,368	24,533,147
Aspen Technology, Inc. (a)(d)	296,729	11,729,697
Astea International, Inc. (a)	13,242	33,635
Asure Software, Inc. (a)	1,517	7,722
Blackbaud, Inc.	142,695	5,161,278
Bottomline Technologies, Inc. (a)(d)	115,261	3,984,573
BroadSoft, Inc. (a)(d)	92,739	2,464,075
BSQUARE Corp. (a)	30,361	99,280
Cadence Design Systems, Inc. (a)(d)	870,367	11,532,363
Callidus Software, Inc. (a)	116,069	1,267,473
Cinedigm Corp. (a)	50,701	116,612
CommVault Systems, Inc. (a)	134,073	10,035,364
Compuware Corp.	669,004	7,352,354
Comverse, Inc.	65,480	2,193,580
Concur Technologies, Inc. (a)(d)	145,283	14,105,526
Cover-All Technologies, Inc. (a)	2,815	4,082
Cyan, Inc. (d)	28,568	126,556
Datawatch Corp. (a)	9,391	346,246
Digimarc Corp.	13,961	261,490
Document Security Systems, Inc. (a)(d)	51,596	109,899
Ebix, Inc. (d)	93,247	1,298,931
Ellie Mae, Inc. (a)(d)	77,121	2,174,812
Envivio, Inc. (a)	37,039	108,895
EPIQ Systems, Inc.	103,997	1,739,870
ePlus, Inc.	12,135	655,533
Evolving Systems, Inc.	19,877	198,571
FactSet Research Systems, Inc.	125,389	14,168,957
Fair Isaac Corp.	111,435	6,575,779
FalconStor Software, Inc. (a)	102,011	150,976
Fonix Corp. (a)	1	0
Fortinet, Inc. (a)	439,677	7,518,477
Gigamon, Inc. (a)	37,599	1,098,267
Globalscape, Inc.	6,122	14,815
Glu Mobile, Inc. (a)(d)	197,835	728,033
GSE Systems, Inc. (a)	33,148	53,368
Guidance Software, Inc. (a)(d)	41,724	385,947
Guidewire Software, Inc. (a)(d)	207,132	9,886,410
Imperva, Inc. (a)	64,998	2,923,610
Infoblox, Inc. (a)	146,794	4,665,113
Informatica Corp. (a)	348,152	13,511,779
Interactive Intelligence Group, Inc. (a)	48,074	3,126,733
Jive Software, Inc. (a)(d)	96,469	1,069,841
Liquid Holdings Group, Inc. (d)	11,100	85,692
Majesco Entertainment Co. (a)(d)	169,132	101,496
Mandalay Digital Group, Inc. (a)(d)	57,864	151,025
Manhattan Associates, Inc. (a)(d)	59,488	7,154,027
Mentor Graphics Corp.	306,295	6,899,295
MICROS Systems, Inc. (a)(d)	230,907	12,404,324

	Shares	Value
MicroStrategy, Inc. Class A (a)	28,063	$ 3,629,388
Mitek Systems, Inc. (a)(d)	72,082	503,853
Model N, Inc. (d)	21,246	174,430
Monotype Imaging Holdings, Inc.	126,041	3,926,177
NetScout Systems, Inc. (a)(d)	124,546	3,789,935
NetSol Technologies, Inc. (a)(d)	25,363	128,590
NetSuite, Inc. (a)(d)	93,479	8,981,462
Nuance Communications, Inc. (a)(d)	812,350	10,982,972
Parametric Technology Corp. (a)	366,763	11,934,468
Park City Group, Inc. (a)	29,640	274,466
Peerless Systems Corp. (a)	15,698	57,298
Pegasystems, Inc.	60,905	3,066,567
Progress Software Corp. (a)	171,703	4,522,657
Proofpoint, Inc. (a)	68,316	2,083,638
PROS Holdings, Inc. (a)	80,548	3,104,320
QAD, Inc. Class B	24,367	339,920
QLIK Technologies, Inc. (a)	269,990	6,771,349
Qualys, Inc. (a)	48,111	1,189,304
Rally Software Development Corp.	37,798	929,831
RealPage, Inc. (a)(d)	165,311	3,704,620
Rosetta Stone, Inc. (a)	51,040	586,960
Rovi Corp. (a)	338,708	6,232,227
SeaChange International, Inc. (a)	85,138	1,263,448
ServiceNow, Inc. (a)	309,579	16,441,741
Silver Spring Networks, Inc.	15,724	325,330
Smith Micro Software, Inc. (a)(d)	72,854	102,724
SolarWinds, Inc. (a)(d)	207,401	6,935,489
Solera Holdings, Inc.	214,700	14,331,225
Sonic Foundry, Inc. (a)	2,194	21,896
Splunk, Inc. (a)	252,165	18,196,226
SS&C Technologies Holdings, Inc. (a)	195,553	8,430,290
Synchronoss Technologies, Inc. (a)(d)	97,770	3,102,242
Synopsys, Inc. (a)	503,198	18,432,143
Tableau Software, Inc.	47,968	3,143,823
Take-Two Interactive Software, Inc. (a)	263,354	4,308,471
Tangoe, Inc. (a)(d)	96,263	1,515,180
TeleCommunication Systems, Inc. Class A (a)	140,898	325,474
TeleNav, Inc. (a)	41,916	295,089
TIBCO Software, Inc. (a)	482,197	11,654,701
TiVo, Inc. (a)	385,944	4,951,662
Tyler Technologies, Inc. (a)(d)	86,671	8,893,311
Ultimate Software Group, Inc. (a)(d)	92,392	14,476,902
Vasco Data Security International, Inc. (a)	74,254	571,756
Verint Systems, Inc. (a)	162,547	6,163,782
VirnetX Holding Corp. (a)(d)	146,692	2,936,774
VMware, Inc. Class A (a)(d)	266,938	21,523,211
Voltari Corp. (a)(d)	11,296	46,991
Vringo, Inc. (a)(d)	250,377	798,703
Wave Systems Corp. Class A (a)(d)	76,840	88,366
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Workday, Inc. Class A (a)(d)	92,875	$ 7,648,256
Zynga, Inc. (a)	1,900,599	8,267,606
		495,112,981
TOTAL INFORMATION TECHNOLOGY		2,195,423,087
MATERIALS - 5.1%
Chemicals - 2.6%
A. Schulman, Inc.	95,489	3,265,724
Advanced Emissions Solutions, Inc. (a)	36,134	2,095,411
Albemarle Corp.	248,490	17,073,748
American Pacific Corp. (a)(d)	22,492	930,044
American Vanguard Corp.	79,983	2,297,912
Arabian American Development Co. (a)	42,258	436,103
Ashland, Inc.	218,119	19,866,279
Axiall Corp.	218,847	9,913,769
Balchem Corp. (d)	96,213	5,690,999
BioAmber, Inc. (a)	1,374	8,904
Cabot Corp.	186,470	9,099,736
Calgon Carbon Corp. (a)	169,703	3,514,549
Celanese Corp. Class A	493,476	27,698,808
Chase Corp.	12,286	391,432
Chemtura Corp. (a)	304,420	8,036,688
Clean Diesel Technologies, Inc. (a)(d)	33,479	48,545
Core Molding Technologies, Inc. (a)	11,521	132,952
Cytec Industries, Inc.	111,651	9,990,531
Ferro Corp. (a)	260,011	3,621,953
Flotek Industries, Inc. (a)(d)	137,545	2,880,192
FutureFuel Corp.	76,784	1,283,828
GSE Holding, Inc. (a)	16,500	34,155
H.B. Fuller Co. (d)	159,004	8,145,775
Hawkins, Inc.	23,388	883,131
Huntsman Corp.	606,050	13,896,727
Innophos Holdings, Inc.	71,166	3,414,545
Innospec, Inc.	77,619	3,780,821
Intrepid Potash, Inc. (d)	178,300	2,754,735
KMG Chemicals, Inc.	19,780	359,600
Koppers Holdings, Inc.	69,481	3,292,010
Kraton Performance Polymers, Inc. (a)	108,194	2,519,838
Kronos Worldwide, Inc. (d)	67,675	1,127,466
Landec Corp. (a)	84,086	987,170
LSB Industries, Inc. (a)	58,631	1,880,882
Marrone Bio Innovations, Inc. (d)	16,210	241,691
Material Sciences Corp. (a)	23,734	237,103
Minerals Technologies, Inc.	115,626	6,868,184
NewMarket Corp. (d)	37,016	11,991,333
Northern Technologies International Corp. (a)	1,103	19,832
Olin Corp. (d)	237,702	5,902,141
OM Group, Inc. (a)	100,640	3,315,082

	Shares	Value
OMNOVA Solutions, Inc. (a)	136,164	$ 1,192,797
Penford Corp. (a)	33,122	407,069
PolyOne Corp.	312,837	10,154,689
Quaker Chemical Corp.	42,928	3,478,885
Rockwood Holdings, Inc.	232,528	15,918,867
RPM International, Inc.	420,758	16,662,017
Senomyx, Inc. (a)	114,790	483,266
Sensient Technologies Corp.	164,197	8,068,641
Stepan Co.	63,061	4,001,851
Taminco Corp. (d)	49,002	1,054,523
The Scotts Miracle-Gro Co. Class A	131,126	7,681,361
TOR Minerals International, Inc. (a)	3,831	41,030
Tredegar Corp.	75,289	1,971,066
Tronox Ltd. Class A (d)	188,481	4,005,221
Valhi, Inc.	64,947	993,040
Valspar Corp.	248,294	17,532,039
W.R. Grace & Co. (a)	236,562	22,717,049
Westlake Chemical Corp.	60,827	6,847,904
Zep, Inc.	66,805	1,286,664
Zoltek Companies, Inc. (a)(d)	83,484	1,396,687
		325,824,994
Construction Materials - 0.3%
Eagle Materials, Inc.	147,882	11,534,796
Headwaters, Inc. (a)(d)	220,228	2,127,402
Martin Marietta Materials, Inc.	137,975	13,322,866
Texas Industries, Inc. (a)(d)	69,578	4,043,873
U.S. Concrete, Inc. (a)	37,119	863,759
United States Lime & Minerals, Inc. (a)	7,538	435,018
		32,327,714
Containers & Packaging - 0.8%
AEP Industries, Inc. (a)	13,400	690,904
Aptargroup, Inc.	216,708	14,068,683
Berry Plastics Group, Inc. (a)	236,933	5,082,213
Crown Holdings, Inc. (a)	408,096	18,013,357
Graphic Packaging Holding Co. (a)	466,605	4,190,113
Greif, Inc. Class A	95,814	5,264,979
Myers Industries, Inc.	100,702	2,038,208
Packaging Corp. of America	299,202	18,329,115
Rock-Tenn Co. Class A	221,155	20,881,455
Silgan Holdings, Inc.	135,947	6,355,522
Sonoco Products Co.	318,153	12,745,209
UFP Technologies, Inc. (a)	15,846	405,658
		108,065,416
Metals & Mining - 1.0%
A.M. Castle & Co. (a)	55,605	777,914
AK Steel Holding Corp. (a)(d)	424,099	2,400,400
Allied Nevada Gold Corp. (a)(d)	301,085	999,602
Amcol International Corp.	77,324	2,409,416
Carpenter Technology Corp.	167,281	10,085,371
Century Aluminum Co. (a)(d)	164,375	1,479,375
Coeur d'Alene Mines Corp. (a)	326,788	3,601,204
Commercial Metals Co.	348,954	6,776,687
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Compass Minerals International, Inc.	104,473	$ 7,475,043
Comstock Mining, Inc. (a)(d)	165,183	295,678
Friedman Industries	15,788	134,514
General Moly, Inc. (a)(d)	202,841	245,438
Globe Specialty Metals, Inc.	217,947	3,879,457
Gold Resource Corp. (d)	110,512	570,242
Golden Minerals Co. (a)(d)	115,781	61,017
Handy & Harman Ltd. (a)	41,326	1,013,727
Haynes International, Inc.	36,394	1,973,283
Hecla Mining Co. (d)	1,188,592	3,506,346
Horsehead Holding Corp. (a)(d)	166,082	2,486,248
Kaiser Aluminum Corp.	58,114	3,912,234
Materion Corp.	65,153	1,873,800
McEwen Mining, Inc. (a)(d)	803,888	1,631,893
Mines Management, Inc. (a)(d)	69,165	37,349
Molycorp, Inc. (a)(d)	553,207	2,644,329
Noranda Aluminium Holding Corp.	201,573	566,420
Olympic Steel, Inc.	25,347	711,490
Paramount Gold & Silver Corp. (a)(d)	205,743	238,662
Prospect Global Resources, Inc. (a)(d)	7,186	12,576
Reliance Steel & Aluminum Co.	239,813	17,633,450
Royal Gold, Inc.	206,849	9,326,821
RTI International Metals, Inc. (a)(d)	102,679	3,580,417
Schnitzer Steel Industries, Inc. Class A	90,821	2,782,301
Silver Bull Resources, Inc. (a)(d)	148,902	49,138
Solitario Exploration & Royalty Corp. (a)	57,827	49,298
Steel Dynamics, Inc.	674,865	12,296,040
Stillwater Mining Co. (a)(d)	367,730	4,129,608
SunCoke Energy, Inc. (a)	229,438	5,201,359
Synalloy Corp.	24,589	396,129
Timberline Resources Corp. (a)(d)	213,150	34,125
U.S. Antimony Corp. (a)(d)	84,807	178,095
U.S. Silica Holdings, Inc. (d)	144,243	4,977,826
Universal Stainless & Alloy Products, Inc. (a)	20,455	743,539
Walter Energy, Inc. (d)	192,443	2,738,464
Worthington Industries, Inc.	161,758	6,782,513
		132,698,838
Paper & Forest Products - 0.4%
Boise Cascade Co.	98,186	2,519,453
Clearwater Paper Corp. (a)	72,294	3,827,967
Deltic Timber Corp.	32,445	2,044,359
Domtar Corp.	105,216	8,997,020
Kapstone Paper & Packaging Corp. (d)	126,164	6,722,018
Louisiana-Pacific Corp. (a)	434,554	7,126,686
Mercer International, Inc. (SBI) (a)	14,044	133,418
Neenah Paper, Inc.	54,327	2,281,191
P.H. Glatfelter Co.	142,034	3,975,532
Resolute Forest Products (a)(d)	307,644	4,983,833
Schweitzer-Mauduit International, Inc.	104,283	5,382,046

	Shares	Value
Verso Paper Corp. (a)(d)	31,277	$ 19,392
Wausau-Mosinee Paper Corp.	162,102	1,967,918
		49,980,833
TOTAL MATERIALS		648,897,795
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.5%
8x8, Inc. (a)(d)	207,358	2,160,670
Alaska Communication Systems Group, Inc. (a)	128,803	284,655
Alteva	16,362	140,386
Atlantic Tele-Network, Inc.	29,681	1,664,214
Cbeyond, Inc. (a)	85,093	472,266
Cincinnati Bell, Inc. (a)(d)	680,139	2,176,445
Cogent Communications Group, Inc.	138,409	5,399,335
Consolidated Communications Holdings, Inc. (d)	127,326	2,460,575
Elephant Talk Communication, Inc. (a)(d)	200,060	200,060
FairPoint Communications, Inc. (a)(d)	71,797	667,712
General Communications, Inc. Class A (a)	96,149	956,683
Hawaiian Telcom Holdco, Inc. (a)(d)	21,226	643,785
HickoryTech Corp.	34,243	468,787
IDT Corp. Class B	56,794	1,261,395
inContact, Inc. (a)(d)	172,786	1,295,895
Inteliquent, Inc.	104,102	1,206,542
Intelsat SA (d)	59,120	1,278,766
Iridium Communications, Inc. (a)(d)	219,539	1,350,165
Level 3 Communications, Inc. (a)	502,143	15,275,190
Lumos Networks Corp.	45,215	1,042,658
ORBCOMM, Inc. (a)(d)	86,645	538,932
Premiere Global Services, Inc. (a)	143,961	1,343,156
Straight Path Communications, Inc. Class B (a)	22,231	175,625
Towerstream Corp. (a)(d)	163,311	382,148
TW Telecom, Inc. (a)	447,872	12,683,735
Vonage Holdings Corp. (a)	520,897	1,724,169
xG Technology, Inc. (a)	9,209	16,116
		57,270,065
Wireless Telecommunication Services - 0.7%
Boingo Wireless, Inc. (a)(d)	54,540	356,146
Leap Wireless International, Inc. (a)	165,934	2,756,164
NII Holdings, Inc. (a)(d)	522,836	1,328,003
NTELOS Holdings Corp.	51,213	1,096,470
SBA Communications Corp. Class A (a)(d)	390,013	33,217,407
Shenandoah Telecommunications Co.	72,976	1,822,940
Sprint Corp. (a)(d)	2,686,444	22,539,265
T-Mobile U.S., Inc. (a)	725,104	18,859,955
Telephone & Data Systems, Inc.	321,346	8,936,632
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
U.S. Cellular Corp. (d)	50,990	$ 2,262,426
U.S.A. Mobility, Inc.	61,882	909,047
		94,084,455
TOTAL TELECOMMUNICATION SERVICES		151,354,520
UTILITIES - 3.1%
Electric Utilities - 1.2%
Allete, Inc.	131,977	6,503,827
Cleco Corp.	194,811	8,904,811
El Paso Electric Co.	133,855	4,822,796
Empire District Electric Co.	158,325	3,593,978
Great Plains Energy, Inc.	476,932	11,322,366
Hawaiian Electric Industries, Inc.	337,300	8,537,063
IDACORP, Inc.	168,641	8,715,367
ITC Holdings Corp.	162,315	14,686,261
MGE Energy, Inc.	78,814	4,409,643
NRG Yield, Inc. Class A	60,533	2,188,268
NV Energy, Inc.	711,894	16,836,293
OGE Energy Corp.	608,273	20,936,757
Otter Tail Corp.	113,434	3,353,109
PNM Resources, Inc.	256,777	5,975,201
Portland General Electric Co.	239,205	7,130,701
UIL Holdings Corp.	179,857	6,750,033
Unitil Corp.	41,223	1,247,408
UNS Energy Corp.	140,349	6,719,910
Westar Energy, Inc. (d)	363,349	11,394,625
		154,028,417
Gas Utilities - 0.8%
Atmos Energy Corp.	291,239	12,945,574
Chesapeake Utilities Corp.	28,056	1,632,298
Delta Natural Gas Co., Inc.	13,699	304,529
Gas Natural, Inc.	31,805	272,887
Laclede Group, Inc.	102,008	4,703,589
National Fuel Gas Co. (d)	251,676	16,983,096
New Jersey Resources Corp.	133,350	6,092,762
Northwest Natural Gas Co.	88,525	3,764,968
Piedmont Natural Gas Co., Inc. (d)	229,922	7,621,914
Questar Corp.	530,196	11,940,014
RGC Resources, Inc.	2,242	42,598
South Jersey Industries, Inc.	108,730	6,164,991
Southwest Gas Corp.	152,374	8,084,964
UGI Corp.	353,384	14,227,240
WGL Holdings, Inc.	167,435	6,672,285
		101,453,709
Independent Power Producers & Energy Traders - 0.3%
American DG Energy, Inc. (a)	66,943	115,142
Black Hills Corp.	138,974	6,986,223
Calpine Corp. (a)	1,105,521	20,905,402

	Shares	Value
Dynegy, Inc. (a)(d)	308,048	$ 6,595,308
Genie Energy Ltd. Class B (a)	48,524	815,203
Ormat Technologies, Inc. (d)	66,515	1,668,196
Synthesis Energy Systems, Inc. (a)(d)	108,052	73,475
U.S. Geothermal, Inc. (a)(d)	223,992	82,339
		37,241,288
Multi-Utilities - 0.4%
Alliant Energy Corp.	313,456	16,142,984
Avista Corp.	203,057	5,533,303
MDU Resources Group, Inc.	582,702	17,288,768
NorthWestern Energy Corp.	123,124	5,414,994
Vectren Corp.	251,670	8,727,916
		53,107,965
Water Utilities - 0.4%
American States Water Co.	124,558	3,634,602
American Water Works Co., Inc.	569,282	24,109,093
Aqua America, Inc.	551,021	13,263,075
Artesian Resources Corp. Class A	17,456	413,707
Cadiz, Inc. (a)(d)	34,362	203,079
California Water Service Group	159,619	3,648,890
Connecticut Water Service, Inc.	28,835	1,002,016
Middlesex Water Co.	51,194	1,125,244
Pure Cycle Corp. (a)	69,664	491,828
SJW Corp.	39,396	1,081,814
York Water Co.	39,414	862,772
		49,836,120
TOTAL UTILITIES		395,667,499
TOTAL COMMON STOCKS (Cost $9,163,327,767)		12,591,157,071
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.07% to 0.09% 12/12/13 to 6/26/14 (e) (Cost $6,498,959)	$ 6,500,000	6,498,880
Money Market Funds - 19.8%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	157,328,629	$ 157,328,629
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	2,369,694,069	2,369,694,069
TOTAL MONEY MARKET FUNDS (Cost $2,527,022,698)		2,527,022,698
TOTAL INVESTMENT PORTFOLIO - 118.5% (Cost $11,696,849,424)		15,124,678,649
NET OTHER ASSETS (LIABILITIES) - (18.5)%		(2,356,247,657)
NET ASSETS - 100%		$ 12,768,430,992
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
540 CME E-mini S&P MidCap 400 Index Contracts (United States)	Dec. 2013	$ 70,367,400	$ 2,623,027
927 ICE Russell 2000 Mini Index Contracts (United States)	Dec. 2013	105,835,590	6,200,010
TOTAL EQUITY INDEX CONTRACTS		$ 176,202,990	$ 8,823,037
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,498,880.
The face value of futures purchased as a percentage of net assets is 1.4%
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 127,658
Fidelity Securities Lending Cash Central Fund	12,503,330
Total	$ 12,630,988
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,063,964,879	$ 2,063,798,225	$ -	$ 166,654
Consumer Staples	434,244,694	434,244,694	-	-
Energy	745,087,011	745,082,678	-	4,333
Financials	2,759,542,962	2,759,532,527	6,229	4,206
Health Care	1,365,558,629	1,365,558,628	-	1
Industrials	1,831,415,995	1,831,415,995	-	-
Information Technology	2,195,423,087	2,195,423,087	-	-
Materials	648,897,795	648,897,795	-	-
Telecommunication Services	151,354,520	151,354,520	-	-
Utilities	395,667,499	395,667,499	-	-
U.S. Government and Government Agency Obligations	6,498,880	-	6,498,880	-
Money Market Funds	2,527,022,698	2,527,022,698	-	-
Total Investments in Securities:	$ 15,124,678,649	$ 15,117,998,346	$ 6,505,109	$ 175,194
Derivative Instruments:
Assets
Futures Contracts	$ 8,823,037	$ 8,823,037	$ -	$ -
Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $11,719,408,517. Net unrealized appreciation aggregated $3,405,270,132, of which $4,181,095,105 related to appreciated investment securities and $775,824,973 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® International Index Fund

November 30, 2013

1.810719.109

SPI-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Australia - 7.5%
AGL Energy Ltd.	515,698	$ 7,045,906
ALS Ltd.	358,663	2,739,108
Alumina Ltd. (a)	2,323,075	2,150,524
Amcor Ltd.	1,112,433	11,179,017
AMP Ltd.	2,727,527	11,569,529
APA Group unit	762,155	4,245,760
Asciano Ltd.	906,743	4,762,343
ASX Ltd.	177,740	6,002,329
Australia & New Zealand Banking Group Ltd.	2,523,819	73,284,069
Bank Queensland Ltd.	290,000	3,212,545
Bendigo & Adelaide Bank Ltd.	381,475	3,909,896
BHP Billiton Ltd.	2,948,418	100,551,053
Boral Ltd.	721,819	3,166,912
Brambles Ltd.	1,423,283	12,320,617
Caltex Australia Ltd.	127,020	2,202,560
CFS Retail Property Trust unit	1,969,503	3,675,117
Coca-Cola Amatil Ltd.	525,928	5,787,797
Cochlear Ltd.	52,810	2,811,151
Commonwealth Bank of Australia	1,483,975	105,118,341
Computershare Ltd.	432,721	4,289,400
Crown Ltd.	371,535	5,715,406
CSL Ltd.	453,164	28,350,612
DEXUS Property Group unit	4,443,826	4,227,017
Echo Entertainment Group Ltd.	704,039	1,614,946
Federation Centres unit	1,323,497	2,867,217
Flight Centre Trvl Group Ltd.	51,417	2,278,805
Fortescue Metals Group Ltd.	1,421,772	7,350,874
Goodman Group unit	1,578,068	6,952,352
Harvey Norman Holdings Ltd.	494,029	1,452,498
Iluka Resources Ltd.	380,050	3,033,898
Incitec Pivot Ltd.	1,517,627	3,577,878
Insurance Australia Group Ltd.	1,915,048	10,546,193
Leighton Holdings Ltd. (d)	157,739	2,334,642
Lend Lease Group unit	503,414	5,063,470
Macquarie Group Ltd.	284,021	14,007,162
Metcash Ltd.	799,872	2,220,655
Mirvac Group unit	3,386,672	5,240,621
National Australia Bank Ltd.	2,159,830	67,983,770
Newcrest Mining Ltd.	706,475	4,945,200
Orica Ltd.	339,296	7,159,008
Origin Energy Ltd.	1,008,575	12,806,873
Qantas Airways Ltd. (a)	979,726	1,087,991
QBE Insurance Group Ltd.	1,110,439	15,818,662
QR National Ltd.	1,869,119	7,945,377
Ramsay Health Care Ltd.	120,951	4,265,105
realestate.com.au Ltd.	46,162	1,702,188
Rio Tinto Ltd.	403,126	24,240,416
Santos Ltd.	882,762	11,249,477
SEEK Ltd.	296,232	3,605,156
Sonic Healthcare Ltd.	350,695	5,295,862
SP AusNet unit	1,575,868	1,663,943

	Shares	Value
Stockland Corp. Ltd. unit	2,163,563	$ 7,582,125
Suncorp-Metway Ltd.	1,182,920	14,202,371
Sydney Airport unit	349,727	1,241,522
Tabcorp Holdings Ltd.	750,504	2,411,506
Tatts Group Ltd.	1,307,136	3,676,545
Telstra Corp. Ltd.	3,989,225	18,373,832
The GPT Group unit	1,625,620	5,297,400
Toll Holdings Ltd.	626,600	3,262,474
Transurban Group unit	1,301,695	8,305,924
Treasury Wine Estates Ltd.	600,991	2,686,026
Wesfarmers Ltd.	917,564	35,847,326
Westfield Group unit	1,931,817	18,287,739
Westfield Retail Trust unit	2,772,243	7,696,474
Westpac Banking Corp.	2,855,457	85,461,029
Woodside Petroleum Ltd.	602,884	20,524,191
Woolworths Ltd.	1,151,480	35,311,657
WorleyParsons Ltd.	189,450	2,819,506
TOTAL AUSTRALIA		919,614,895
Austria - 0.3%
Andritz AG	67,610	4,287,042
Erste Group Bank AG	236,735	8,334,613
IMMOEAST AG (a)(d)	321,410	4
IMMOFINANZ Immobilien Anlagen AG	880,736	4,217,326
OMV AG	135,213	6,623,374
Raiffeisen International Bank-Holding AG (d)	43,925	1,618,068
Telekom Austria AG	265,155	2,254,711
Vienna Insurance Group AG	34,723	1,822,154
Voestalpine AG	102,048	5,075,753
TOTAL AUSTRIA		34,233,045
Bailiwick of Guernsey - 0.1%
Resolution Ltd.	1,311,037	7,338,900
Bailiwick of Jersey - 1.2%
Experian PLC	922,948	17,020,177
Glencore Xstrata PLC	9,761,770	49,492,911
Petrofac Ltd.	240,617	4,984,515
Randgold Resources Ltd.	80,434	5,695,580
Shire PLC	508,648	23,031,174
Wolseley PLC	250,597	13,519,410
WPP PLC	1,226,753	27,119,108
TOTAL BAILIWICK OF JERSEY		140,862,875
Belgium - 1.1%
Ageas	215,167	9,078,055
Anheuser-Busch InBev SA NV	739,418	75,375,291
Belgacom SA	139,893	4,157,194
Colruyt NV	70,148	3,955,660
Delhaize Group SA	94,009	5,466,110
Groupe Bruxelles Lambert SA	72,633	6,421,013
Groupe Bruxelles Lambert SA (strip VVPR) (a)	2,466	3
KBC Groupe SA	229,613	13,103,922
Common Stocks - continued
	Shares	Value
Belgium - continued
Solvay SA Class A	55,391	$ 8,437,239
Telenet Group Holding NV	47,791	2,630,006
UCB SA	101,785	6,831,598
Umicore SA	104,685	4,680,604
TOTAL BELGIUM		140,136,695
Bermuda - 0.3%
Cheung Kong Infrastructure Holdings Ltd.	574,450	3,790,123
First Pacific Co. Ltd.	2,198,665	2,524,088
Kerry Logistics Network Ltd.	306,590	348,013
Kerry Properties Ltd.	613,181	2,428,189
Li & Fung Ltd.	5,361,246	7,302,727
Noble Group Ltd.	3,869,890	3,407,761
NWS Holdings Ltd.	1,304,815	1,972,568
Seadrill Ltd.	343,209	14,620,490
Shangri-La Asia Ltd.	1,417,380	2,713,161
Yue Yuen Industrial (Holdings) Ltd.	693,000	2,167,706
TOTAL BERMUDA		41,274,826
Cayman Islands - 0.2%
ASM Pacific Technology Ltd.	226,729	1,876,114
MGM China Holdings Ltd.	890,800	3,171,354
Sands China Ltd.	2,220,000	16,794,861
Wynn Macau Ltd.	1,445,600	5,547,413
TOTAL CAYMAN ISLANDS		27,389,742
Denmark - 1.1%
A.P. Moller - Maersk A/S:
Series A	509	4,858,480
Series B	1,213	12,307,430
Carlsberg A/S Series B	98,495	10,791,982
Coloplast A/S Series B	102,325	6,717,659
Danske Bank A/S (a)	600,855	13,659,527
DSV de Sammensluttede Vognmaend A/S	170,169	5,207,642
Novo Nordisk A/S Series B	365,988	65,425,785
Novozymes A/S Series B	217,190	8,399,264
TDC A/S	702,985	6,306,722
Tryg A/S	22,345	2,019,301
William Demant Holding A/S (a)	24,010	2,243,680
TOTAL DENMARK		137,937,472
Finland - 0.9%
Elisa Corp. (A Shares)	129,792	3,266,213
Fortum Corp.	406,229	9,295,410
Kone Oyj (B Shares)	142,996	13,144,596
Metso Corp. (d)	116,962	4,732,875
Neste Oil Oyj (d)	116,117	2,218,384
Nokia Corp. (a)(d)	3,471,685	28,041,655
Nokian Tyres PLC	104,219	5,156,121
Orion Oyj (B Shares)	90,429	2,382,545
Pohjola Bank PLC (A Shares)	128,483	2,426,700

	Shares	Value
Sampo Oyj (A Shares)	384,265	$ 17,919,820
Stora Enso Oyj (R Shares)	506,015	4,998,657
UPM-Kymmene Corp.	497,363	8,265,240
Wartsila Corp.	163,423	7,996,351
TOTAL FINLAND		109,844,567
France - 9.0%
Accor SA	147,104	6,454,284
Aeroports de Paris	27,024	2,974,337
Air Liquide SA	36,662	5,111,155
Air Liquide SA (a)	14,110	1,967,116
Alcatel-Lucent SA (a)	2,561,093	10,782,259
Alstom SA	198,633	7,294,116
Arkema SA	58,058	6,636,949
Atos Origin SA	64,473	5,457,848
AXA SA	1,652,149	43,293,669
BIC SA	26,375	3,233,336
BNP Paribas SA	916,513	68,806,022
Bouygues SA	176,916	6,673,322
Bureau Veritas SA	204,800	6,083,250
Cap Gemini SA	136,902	8,929,077
Carrefour SA	566,469	22,291,035
Casino Guichard Perrachon SA	52,146	5,832,156
Christian Dior SA	50,138	9,779,705
CNP Assurances	160,752	3,072,215
Compagnie de St. Gobain	380,726	20,248,315
Compagnie Generale de Geophysique SA (a)	147,419	3,050,766
Credit Agricole SA (a)	923,805	11,586,107
Danone SA	523,681	38,055,178
Dassault Systemes SA	57,323	6,579,410
Edenred SA	188,186	6,789,025
EDF SA	37,097	1,381,163
EDF SA (a)	186,140	6,930,201
Essilor International SA	188,847	19,812,495
Eurazeo SA	28,645	2,109,617
Eutelsat Communications	131,551	3,871,757
Fonciere des Regions	27,340	2,325,564
France Telecom SA	1,703,222	22,205,159
GDF Suez	1,222,618	28,358,277
Gecina SA	20,349	2,673,223
Groupe Eurotunnel SA	510,501	5,016,612
ICADE	32,380	2,970,301
Iliad SA	23,638	5,595,185
Imerys SA	31,571	2,552,471
JCDecaux SA	61,981	2,439,426
Kering SA	69,412	15,397,254
Klepierre SA	92,758	4,306,772
L'Oreal SA	26,092	4,366,137
L'Oreal SA	179,277	29,999,535
L'Oreal SA	17,567	2,939,595
Lafarge SA	142,806	10,140,781
Lafarge SA	16,709	1,186,521
Lafarge SA (Bearer)	12,146	862,498
Common Stocks - continued
	Shares	Value
France - continued
Lagardere S.C.A. (Reg.)	103,464	$ 3,506,237
Legrand SA	240,412	13,271,043
LVMH Moet Hennessy - Louis Vuitton SA	233,883	44,094,781
Michelin CGDE Series B	172,800	18,772,311
Natixis SA	847,827	4,681,839
Pernod Ricard SA	196,759	22,305,522
Publicis Groupe SA	166,373	14,707,960
Remy Cointreau SA	23,781	2,027,680
Renault SA	176,949	15,698,217
Rexel SA	200,195	5,074,626
Safran SA	249,588	16,433,037
Sanofi SA	1,099,937	116,217,921
Schneider Electric SA	489,878	41,476,416
SCOR SE	142,119	4,973,581
Societe Generale Series A	663,049	38,141,760
Sodexo SA (a)	79,685	8,005,926
Sodexo SA	6,851	688,318
Suez Environnement SA	256,600	4,410,651
Technip SA	93,586	9,369,492
Thales SA	83,052	5,069,834
Total SA	1,967,811	119,039,889
Unibail-Rodamco	89,293	23,350,214
Valeo SA	69,346	7,374,232
Vallourec SA	98,561	5,599,391
Veolia Environnement SA	334,555	5,414,871
VINCI SA	438,593	28,203,815
Vivendi SA	1,106,978	28,120,303
Wendel SA	29,324	4,064,236
Zodiac Aerospace	31,232	5,298,390
TOTAL FRANCE		1,103,813,689
Germany - 8.5%
adidas AG	192,941	23,469,300
Allianz SE	419,541	72,883,745
Axel Springer Verlag AG	40,408	2,429,608
BASF AG	844,525	90,196,689
Bayer AG	760,619	101,492,557
Bayerische Motoren Werke AG (BMW)	305,884	35,150,267
Beiersdorf AG	92,353	9,377,812
Brenntag AG	47,139	8,371,658
Celesio AG (d)	79,454	2,547,905
Commerzbank AG (a)	888,534	13,208,300
Continental AG	102,684	21,445,303
Daimler AG (Germany)	886,221	73,456,023
Deutsche Bank AG	935,951	44,931,259
Deutsche Boerse AG	176,502	13,651,176
Deutsche Lufthansa AG (a)	210,179	4,565,176
Deutsche Post AG	835,184	29,540,094
Deutsche Telekom AG	2,659,928	42,233,214
Deutsche Wohnen AG	275,183	5,532,127
E.ON AG	1,652,009	31,785,658

	Shares	Value
Fraport AG Frankfurt Airport Services Worldwide	33,774	$ 2,486,435
Fresenius Medical Care AG & Co. KGaA	199,030	13,959,913
Fresenius SE & Co. KGaA	114,162	16,163,851
GEA Group AG	168,105	7,835,985
Hannover Reuck SE	55,551	4,626,335
HeidelbergCement Finance AG	128,998	10,091,013
Henkel AG & Co. KGaA	119,518	11,843,909
Hochtief AG	33,236	2,936,373
Hugo Boss AG	30,381	4,078,632
Infineon Technologies AG	993,668	10,085,965
K&S AG (d)	158,831	4,443,725
Kabel Deutschland Holding AG	19,718	2,572,111
Lanxess AG	77,231	5,110,126
Linde AG	170,552	34,831,432
MAN SE	37,855	4,602,102
Merck KGaA	58,986	10,235,178
Metro AG	120,287	6,029,522
Muenchener Rueckversicherungs AG	165,022	36,101,335
OSRAM Licht AG (a)	81,433	4,823,284
ProSiebenSat.1 Media AG	170,814	7,686,060
RWE AG	444,165	17,055,797
SAP AG	846,461	69,990,259
Siemens AG	729,566	96,297,690
Sky Deutschland AG (a)	400,285	4,106,500
Suedzucker AG (Bearer)	76,616	1,931,684
Telefonica Deutschland Holding AG	262,375	2,139,091
Thyssenkrupp AG (a)(d)	351,905	9,211,916
United Internet AG	97,769	3,927,666
Volkswagen AG	27,846	7,251,489
TOTAL GERMANY		1,038,723,249
Hong Kong - 2.4%
AIA Group Ltd.	11,080,200	56,168,855
Bank of East Asia Ltd.	1,290,874	5,736,256
BOC Hong Kong (Holdings) Ltd.	3,371,066	11,392,629
Cathay Pacific Airways Ltd.	1,063,327	2,252,140
Cheung Kong Holdings Ltd.	1,277,449	20,201,772
CLP Holdings Ltd.	1,620,657	13,285,016
Galaxy Entertainment Group Ltd. (a)	1,933,000	15,134,775
Hang Lung Properties Ltd.	2,067,423	6,946,923
Hang Seng Bank Ltd.	697,901	11,387,798
Henderson Land Development Co. Ltd.	982,605	5,747,933
HKT Trust/HKT Ltd. unit	2,034,000	1,784,084
Hong Kong & China Gas Co. Ltd.	5,257,112	12,395,922
Hong Kong Exchanges and Clearing Ltd.	1,030,471	18,090,448
Hopewell Holdings Ltd.	518,500	1,738,912
Hutchison Whampoa Ltd.	1,963,158	24,968,221
Hysan Development Co. Ltd.	592,677	2,752,175
Link (REIT)	2,134,308	10,461,552
MTR Corp. Ltd.	1,328,951	5,168,348
New World Development Co. Ltd.	3,492,794	4,739,627
Common Stocks - continued
	Shares	Value
Hong Kong - continued
New World Development Co. Ltd. rights (a)	42,734	$ 0
PCCW Ltd.	3,704,000	1,605,335
Power Assets Holdings Ltd.	1,287,176	10,460,054
Sino Land Ltd.	2,770,689	3,795,489
SJM Holdings Ltd.	1,805,000	5,785,741
Sun Hung Kai Properties Ltd.	1,472,611	18,909,704
Swire Pacific Ltd. (A Shares)	620,884	7,508,223
Swire Properties Ltd.	1,076,800	2,895,986
Wharf Holdings Ltd.	1,391,585	11,568,794
Wheelock and Co. Ltd.	833,000	4,056,182
TOTAL HONG KONG		296,938,894
Ireland - 0.4%
Bank of Ireland (a)(d)	19,495,637	7,570,936
CRH PLC	670,881	16,978,265
Elan Corp. PLC (a)	440,752	7,959,232
James Hardie Industries PLC CDI	403,647	4,607,443
Kerry Group PLC Class A	136,555	8,758,004
Ryanair Holdings PLC	261,736	2,183,187
TOTAL IRELAND		48,057,067
Isle of Man - 0.1%
Genting Singapore PLC	5,721,859	6,702,899
Israel - 0.5%
Bank Hapoalim BM (Reg.)	964,408	5,377,903
Bank Leumi le-Israel BM (a)	1,142,226	4,647,387
Bezeq The Israeli Telecommunication Corp. Ltd.	1,734,763	2,901,123
Delek Group Ltd.	4,023	1,522,618
Israel Chemicals Ltd.	404,506	3,447,834
Israel Corp. Ltd. (Class A) (a)	2,466	1,268,009
Mizrahi Tefahot Bank Ltd.	116,998	1,481,576
NICE Systems Ltd.	51,809	2,039,949
Teva Pharmaceutical Industries Ltd.	775,593	31,631,063
Teva Pharmaceutical Industries Ltd. sponsored ADR	7,800	317,928
TOTAL ISRAEL		54,635,390
Italy - 2.0%
Assicurazioni Generali SpA	1,077,282	24,709,126
Atlantia SpA (d)	306,524	6,843,174
Banca Monte dei Paschi di Siena SpA (a)(d)	5,995,872	1,521,895
Enel Green Power SpA	1,592,902	3,917,628
Enel SpA	6,057,906	27,559,004
ENI SpA	2,340,539	56,023,954
EXOR SpA	93,266	3,653,621
Fiat SpA (a)	811,001	6,435,611
Finmeccanica SpA (a)	378,447	2,756,293
Intesa Sanpaolo SpA	10,717,680	25,922,467
Luxottica Group SpA	153,732	8,110,713
Mediobanca SpA	472,521	4,041,777

	Shares	Value
Pirelli & C SpA	218,171	$ 3,361,752
Prysmian SpA	185,996	4,857,497
Saipem SpA	241,844	5,428,763
Snam Rete Gas SpA	1,871,444	10,069,956
Telecom Italia SpA	9,272,122	9,017,816
Terna SpA	1,397,097	6,746,826
UniCredit SpA	3,996,167	28,996,156
Unione di Banche Italiane ScpA	792,474	5,366,839
TOTAL ITALY		245,340,868
Japan - 20.7%
ABC-MART, Inc.	24,500	1,116,843
ACOM Co. Ltd. (a)	362,500	1,344,624
Advantest Corp. (d)	140,790	1,811,325
AEON Co. Ltd.	552,100	7,426,363
AEON Financial Service Co. Ltd. (d)	69,100	1,919,650
AEON Mall Co. Ltd.	104,840	3,013,849
Air Water, Inc.	134,000	1,874,391
Aisin Seiki Co. Ltd.	177,100	7,122,378
Ajinomoto Co., Inc.	569,866	8,121,473
Alfresa Holdings Corp.	38,400	1,990,375
All Nippon Airways Ltd.	1,081,000	2,184,265
Amada Co. Ltd.	328,000	2,903,958
Aozora Bank Ltd.	989,000	2,847,918
Asahi Glass Co. Ltd.	934,677	6,030,763
Asahi Group Holdings	355,403	9,727,659
Asahi Kasei Corp.	1,157,727	9,131,177
Asics Corp.	149,000	2,459,456
Astellas Pharma, Inc.	404,500	23,967,152
Bank of Kyoto Ltd.	296,000	2,539,743
Bank of Yokohama Ltd.	1,087,084	5,952,990
Benesse Holdings, Inc.	67,100	2,580,643
Bridgestone Corp.	594,579	21,764,568
Brother Industries Ltd.	220,500	2,795,934
Calbee, Inc.	68,500	1,737,156
Canon, Inc.	1,046,844	34,866,954
Casio Computer Co. Ltd.	206,700	2,342,512
Central Japan Railway Co.	132,300	15,910,351
Chiba Bank Ltd.	679,674	4,723,782
Chiyoda Corp.	144,000	1,969,291
Chubu Electric Power Co., Inc.	596,364	8,056,691
Chugai Pharmaceutical Co. Ltd.	207,225	4,945,728
Chugoku Electric Power Co., Inc.	272,600	3,980,766
Citizen Holdings Co. Ltd.	239,766	1,841,923
Coca-Cola West Co. Ltd.	56,800	1,256,924
Credit Saison Co. Ltd.	144,452	4,049,647
Dai Nippon Printing Co. Ltd.	514,242	5,300,791
Dai-ichi Mutual Life Insurance Co.	781,500	12,243,716
Daicel Chemical Industries Ltd.	270,000	2,140,075
Daido Steel Co. Ltd.	254,000	1,383,494
Daihatsu Motor Co. Ltd.	174,400	3,190,254
Daiichi Sankyo Kabushiki Kaisha	618,570	11,351,570
Daikin Industries Ltd.	213,994	13,577,636
Dainippon Sumitomo Pharma Co. Ltd.	148,100	2,132,339
Common Stocks - continued
	Shares	Value
Japan - continued
Daito Trust Construction Co. Ltd.	66,563	$ 6,315,509
Daiwa House Industry Co. Ltd.	539,184	10,473,680
Daiwa Securities Group, Inc.	1,520,985	14,772,610
DeNA Co. Ltd. (d)	94,900	1,843,438
DENSO Corp.	444,938	22,280,559
Dentsu, Inc.	197,600	8,216,858
Don Quijote Holdings Co. Ltd.	49,600	3,035,697
East Japan Railway Co.	312,400	25,584,810
Eisai Co. Ltd.	230,378	8,995,187
Electric Power Development Co. Ltd.	107,880	3,185,485
FamilyMart Co. Ltd.	53,700	2,453,180
Fanuc Corp.	176,972	29,781,807
Fast Retailing Co. Ltd.	48,500	18,368,880
Fuji Electric Co. Ltd.	510,153	2,310,615
Fuji Heavy Industries Ltd.	538,900	15,213,029
Fujifilm Holdings Corp.	424,705	11,595,489
Fujitsu Ltd.	1,705,075	7,939,097
Fukuoka Financial Group, Inc.	709,300	3,177,985
GREE, Inc. (a)(d)	94,800	865,225
GungHo Online Entertainment, Inc. (a)(d)	3,140	2,056,655
Gunma Bank Ltd.	352,663	1,996,628
Hakuhodo DY Holdings, Inc.	211,500	1,682,586
Hamamatsu Photonics K.K.	65,500	2,583,044
Hankyu Hanshin Holdings, Inc.	1,059,000	5,840,548
Hino Motors Ltd.	233,000	3,609,459
Hirose Electric Co. Ltd.	27,798	4,249,272
Hiroshima Bank Ltd.	453,000	1,861,613
Hisamitsu Pharmaceutical Co., Inc.	57,700	3,058,334
Hitachi Chemical Co. Ltd.	97,900	1,490,790
Hitachi Construction Machinery Co. Ltd.	100,000	2,139,685
Hitachi High-Technologies Corp.	57,400	1,342,480
Hitachi Ltd.	4,460,271	32,871,341
Hitachi Metals Ltd.	177,000	2,513,885
Hokkaido Electric Power Co., Inc. (a)	168,300	1,982,899
Hokuhoku Financial Group, Inc.	1,060,000	2,172,873
Hokuriku Electric Power Co., Inc.	153,300	2,036,618
Honda Motor Co. Ltd.	1,501,060	63,622,940
Hoya Corp.	400,816	10,841,535
Hulic Co. Ltd.	244,500	4,300,737
Ibiden Co. Ltd.	118,400	2,026,016
Idemitsu Kosan Co. Ltd.	19,600	1,760,164
Iida Group Holdings Co. Ltd. (a)	114,600	2,305,536
INPEX Corp.	797,500	9,248,182
Isetan Mitsukoshi Holdings Ltd.	327,687	4,711,630
Ishikawajima-Harima Heavy Industries Co. Ltd.	1,214,185	5,072,684
Isuzu Motors Ltd.	1,093,000	6,977,617
Itochu Corp.	1,378,186	17,381,192
ITOCHU Techno-Solutions Corp.	23,500	896,920
Iyo Bank Ltd.	239,000	2,416,946
J. Front Retailing Co. Ltd.	449,800	3,512,519
Japan Airlines Co. Ltd.	55,700	2,832,710

	Shares	Value
Japan Exchange Group, Inc.	226,300	$ 6,041,588
Japan Petroleum Exploration Co. Ltd.	28,200	1,084,562
Japan Prime Realty Investment Corp.	709	2,373,830
Japan Real Estate Investment Corp.	551	5,819,532
Japan Retail Fund Investment Corp.	1,932	3,809,498
Japan Steel Works Ltd.	288,000	1,537,762
Japan Tobacco, Inc.	1,013,100	34,216,661
JFE Holdings, Inc.	451,775	10,151,652
JGC Corp.	190,117	7,079,861
Joyo Bank Ltd.	608,941	3,108,752
JSR Corp.	164,416	3,022,064
JTEKT Corp.	195,600	3,022,449
JX Holdings, Inc.	2,041,568	10,621,853
Kajima Corp.	783,317	2,928,502
Kakaku.com, Inc.	128,100	2,343,300
Kamigumi Co. Ltd.	209,663	1,889,003
Kaneka Corp.	254,559	1,565,446
Kansai Electric Power Co., Inc. (a)	664,836	7,547,506
Kansai Paint Co. Ltd.	214,000	3,028,942
Kao Corp.	480,150	15,771,435
Kawasaki Heavy Industries Ltd.	1,313,945	5,386,860
KDDI Corp.	496,100	31,137,907
Keihin Electric Express Railway Co. Ltd.	432,061	3,622,826
Keio Corp.	525,410	3,482,389
Keisei Electric Railway Co.	255,000	2,476,695
Keyence Corp.	41,662	16,734,748
Kikkoman Corp.	145,849	2,796,109
Kinden Corp.	122,000	1,284,963
Kintetsu Corp.	1,499,100	5,253,325
Kirin Holdings Co. Ltd.	798,256	12,295,846
Kobe Steel Ltd. (a)	2,320,000	3,985,748
Koito Manufacturing Co. Ltd.	90,000	1,731,563
Komatsu Ltd.	854,545	17,759,054
Konami Corp.	93,200	2,422,681
Konica Minolta, Inc.	443,500	4,472,014
Kubota Corp.	994,864	17,004,313
Kuraray Co. Ltd.	319,086	3,965,020
Kurita Water Industries Ltd.	102,400	2,192,037
Kyocera Corp.	297,804	15,755,748
Kyowa Hakko Kirin Co., Ltd.	229,689	2,674,791
Kyushu Electric Power Co., Inc. (a)	394,770	5,113,571
Lawson, Inc.	59,616	4,370,307
LIXIL Group Corp.	244,959	6,338,877
M3, Inc.	640	1,669,891
Mabuchi Motor Co. Ltd.	22,221	1,336,145
Makita Corp.	103,600	5,167,612
Marubeni Corp.	1,516,244	10,996,820
Marui Group Co. Ltd.	209,949	2,158,000
Maruichi Steel Tube Ltd.	41,600	1,023,300
Mazda Motor Corp. (a)	2,474,000	11,374,435
McDonald's Holdings Co. (Japan) Ltd.	60,100	1,653,197
Medipal Holdings Corp.	132,200	1,762,753
Meiji Holdings Co. Ltd.	55,929	3,122,787
Miraca Holdings, Inc.	51,500	2,392,894
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsubishi Chemical Holdings Corp.	1,245,275	$ 5,786,040
Mitsubishi Corp.	1,302,402	25,617,062
Mitsubishi Electric Corp.	1,767,106	20,405,938
Mitsubishi Estate Co. Ltd.	1,153,723	32,028,777
Mitsubishi Gas Chemical Co., Inc.	358,867	2,809,423
Mitsubishi Heavy Industries Ltd.	2,779,256	17,823,916
Mitsubishi Logistics Corp.	113,000	1,786,910
Mitsubishi Materials Corp.	1,030,937	3,874,379
Mitsubishi Motors Corp. of Japan (a)(d)	409,900	4,441,300
Mitsubishi Tanabe Pharma Corp.	207,900	2,857,369
Mitsubishi UFJ Financial Group, Inc.	11,714,930	75,661,058
Mitsubishi UFJ Lease & Finance Co. Ltd.	539,300	3,221,744
Mitsui & Co. Ltd.	1,611,223	22,317,588
Mitsui Chemicals, Inc.	763,683	1,863,641
Mitsui Fudosan Co. Ltd.	771,677	26,175,777
Mitsui OSK Lines Ltd.	992,285	4,407,142
Mizuho Financial Group, Inc.	21,167,900	44,581,221
MS&AD Insurance Group Holdings, Inc.	466,384	12,551,326
Murata Manufacturing Co. Ltd.	185,754	15,974,354
Nabtesco Corp.	97,700	2,275,486
Namco Bandai Holdings, Inc.	164,150	3,334,434
NEC Corp.	2,313,951	5,104,719
Nexon Co. Ltd.	106,600	992,693
NGK Insulators Ltd.	247,309	4,526,374
NGK Spark Plug Co. Ltd.	164,000	3,806,843
NHK Spring Co. Ltd.	141,900	1,602,599
Nidec Corp.	97,142	9,406,319
Nikon Corp.	316,138	5,992,874
Nintendo Co. Ltd.	97,496	12,588,736
Nippon Building Fund, Inc.	640	7,521,694
Nippon Electric Glass Co. Ltd.	346,000	1,860,959
Nippon Express Co. Ltd.	786,546	4,053,846
Nippon Meat Packers, Inc.	154,740	2,498,316
Nippon Paint Co. Ltd.	140,000	2,268,534
Nippon Prologis REIT, Inc.	230	2,222,656
Nippon Steel & Sumitomo Metal Corp.	7,030,636	22,784,627
Nippon Telegraph & Telephone Corp.	357,400	17,967,587
Nippon Yusen KK	1,494,578	4,624,737
Nishi-Nippon City Bank Ltd.	614,000	1,600,254
Nissan Motor Co. Ltd.	2,297,648	20,944,633
Nisshin Seifun Group, Inc.	192,549	2,082,525
Nissin Food Holdings Co. Ltd.	54,023	2,172,627
Nitori Holdings Co. Ltd.	31,900	2,955,059
Nitto Denko Corp.	152,894	7,775,662
NKSJ Holdings, Inc.	304,003	8,424,662
NOK Corp.	90,300	1,445,576
Nomura Holdings, Inc.	3,353,247	26,656,643
Nomura Real Estate Holdings, Inc.	113,800	2,681,568
Nomura Real Estate Office Fund, Inc.	336	1,592,347
Nomura Research Institute Ltd.	94,100	3,086,300
NSK Ltd.	429,576	5,073,815
NTT Data Corp.	115,400	4,150,998

	Shares	Value
NTT DoCoMo, Inc.	1,413,100	$ 22,702,799
NTT Urban Development Co.	102,100	1,175,029
Obayashi Corp.	601,704	3,248,009
Odakyu Electric Railway Co. Ltd.	572,000	5,086,554
Oji Holdings Corp.	741,352	3,488,034
Olympus Corp. (a)	221,129	7,436,082
Omron Corp.	186,760	7,684,059
Ono Pharmaceutical Co. Ltd.	76,200	5,771,995
Oracle Corp. Japan	36,000	1,419,689
Oriental Land Co. Ltd.	46,256	6,813,442
ORIX Corp.	1,156,980	21,062,693
Osaka Gas Co. Ltd.	1,719,525	6,948,932
Otsuka Corp.	14,200	1,814,417
Otsuka Holdings Co. Ltd.	333,800	9,748,934
Panasonic Corp.	2,037,273	23,412,785
Park24 Co. Ltd.	87,600	1,653,750
Rakuten, Inc.	664,300	10,206,532
Resona Holdings, Inc.	1,722,800	8,542,949
Ricoh Co. Ltd.	616,770	7,074,086
Rinnai Corp.	31,600	2,387,466
ROHM Co. Ltd.	88,744	3,854,857
Sankyo Co. Ltd. (Gunma)	50,300	2,305,222
Sanrio Co. Ltd. (d)	40,600	1,858,695
Santen Pharmaceutical Co. Ltd.	68,700	3,269,193
SBI Holdings, Inc. Japan	200,460	2,774,682
Secom Co. Ltd.	192,767	11,892,112
Sega Sammy Holdings, Inc.	175,700	4,628,965
Sekisui Chemical Co. Ltd.	389,293	4,560,023
Sekisui House Ltd.	497,467	6,861,446
Seven & i Holdings Co., Ltd.	696,000	25,612,962
Seven Bank Ltd.	560,900	1,938,197
Sharp Corp. (a)(d)	1,271,675	4,158,437
Shikoku Electric Power Co., Inc. (a)	165,800	2,623,474
Shimadzu Corp.	219,000	2,035,121
Shimamura Co. Ltd.	20,200	2,072,351
SHIMANO, Inc.	72,700	6,457,806
SHIMIZU Corp.	552,416	2,582,920
Shin-Etsu Chemical Co., Ltd.	381,762	22,060,920
Shinsei Bank Ltd.	1,517,000	3,746,410
Shionogi & Co. Ltd.	275,891	6,064,781
Shiseido Co. Ltd.	332,150	5,680,382
Shizuoka Bank Ltd.	521,274	5,897,375
Showa Denko K.K.	1,405,336	2,181,155
Showa Shell Sekiyu K.K.	170,100	1,889,539
SMC Corp.	49,171	11,836,174
SoftBank Corp.	882,430	71,407,530
Sojitz Corp.	1,131,700	2,087,865
Sony Corp.	926,185	16,929,945
Sony Financial Holdings, Inc.	161,200	2,870,114
Stanley Electric Co. Ltd.	133,125	2,930,322
Sumco Corp.	111,800	1,084,769
Sumitomo Chemical Co. Ltd.	1,367,334	5,498,966
Sumitomo Corp.	1,050,942	12,997,642
Sumitomo Electric Industries Ltd.	694,706	10,829,669
Common Stocks - continued
	Shares	Value
Japan - continued
Sumitomo Heavy Industries Ltd.	504,822	$ 2,429,374
Sumitomo Metal Mining Co. Ltd.	481,065	6,400,425
Sumitomo Mitsui Financial Group, Inc.	1,171,400	58,285,183
Sumitomo Mitsui Trust Holdings, Inc.	3,039,722	14,924,888
Sumitomo Realty & Development Co. Ltd.	327,000	15,496,949
Sumitomo Rubber Industries Ltd.	155,200	2,190,631
Suntory Beverage & Food Ltd.	114,900	3,622,695
Suzuken Co. Ltd.	65,360	2,220,243
Suzuki Motor Corp.	336,900	8,649,002
Sysmex Corp.	66,300	4,310,196
T&D Holdings, Inc.	531,000	7,018,146
Taiheiyo Cement Corp.	1,080,000	4,364,488
Taisei Corp.	894,594	4,069,313
Taisho Pharmaceutical Holdings Co. Ltd.	31,457	2,161,719
Taiyo Nippon Sanso Corp.	222,000	1,471,404
Takashimaya Co. Ltd.	248,000	2,348,187
Takeda Pharmaceutical Co. Ltd.	728,542	35,379,924
TDK Corp.	112,525	5,250,324
Teijin Ltd.	875,341	1,913,967
Terumo Corp.	140,412	7,332,756
The Chugoku Bank Ltd.	154,500	2,091,771
The Hachijuni Bank Ltd.	385,000	2,281,175
The Suruga Bank Ltd.	175,000	2,915,955
THK Co. Ltd.	105,700	2,561,893
Tobu Railway Co. Ltd.	946,297	4,618,561
Toho Co. Ltd.	107,254	2,322,118
Toho Gas Co. Ltd.	379,000	1,834,975
Tohoku Electric Power Co., Inc. (a)	420,990	4,639,540
Tokio Marine Holdings, Inc.	633,400	21,021,621
Tokyo Electric Power Co., Inc. (a)	1,323,318	7,052,873
Tokyo Electron Ltd.	160,518	8,696,128
Tokyo Gas Co. Ltd.	2,222,395	11,063,706
Tokyo Tatemono Co. Ltd.	379,000	3,743,941
Tokyu Corp.	1,043,954	7,031,365
Tokyu Fudosan Holdings Corp.	446,800	4,090,960
TonenGeneral Sekiyu K.K.	253,856	2,453,194
Toppan Printing Co. Ltd.	512,013	4,138,286
Toray Industries, Inc.	1,345,883	9,511,633
Toshiba Corp.	3,688,880	15,915,710
Toto Ltd.	265,185	3,893,194
Toyo Seikan Group Holdings Ltd.	150,800	3,176,596
Toyo Suisan Kaisha Ltd.	80,000	2,330,226
Toyoda Gosei Co. Ltd.	60,300	1,482,116
Toyota Boshoku Corp.	63,000	867,099
Toyota Industries Corp.	149,486	6,500,660
Toyota Motor Corp.	2,532,851	158,175,772
Toyota Tsusho Corp.	196,100	5,051,568
Trend Micro, Inc.	97,900	3,832,095
Tsumura & Co.	56,200	1,524,523
Ube Industries Ltd.	961,605	2,008,721
Unicharm Corp.	104,680	6,621,371
United Urban Investment Corp.	2,120	3,039,953

	Shares	Value
USS Co. Ltd.	204,300	$ 2,805,897
West Japan Railway Co.	155,400	6,795,763
Yahoo! Japan Corp.	1,326,900	6,398,444
Yakult Honsha Co. Ltd.	86,366	4,392,277
Yamada Denki Co. Ltd. (d)	846,650	2,950,403
Yamaguchi Financial Group, Inc.	190,000	1,754,502
Yamaha Corp.	144,243	2,271,111
Yamaha Motor Co. Ltd.	257,100	4,100,750
Yamato Holdings Co. Ltd.	341,832	7,247,392
Yamato Kogyo Co. Ltd.	39,600	1,329,728
Yamazaki Baking Co. Ltd.	103,000	1,060,715
Yaskawa Electric Corp.	200,000	2,678,510
Yokogawa Electric Corp.	197,200	2,983,650
Yokohama Rubber Co. Ltd.	193,000	1,996,974
TOTAL JAPAN		2,535,828,852
Luxembourg - 0.4%
ArcelorMittal SA (Netherlands)	915,671	15,730,894
Millicom International Cellular SA (depository receipt)	60,421	5,420,927
RTL Group	35,051	4,217,397
SES SA (France) (depositary receipt)	281,135	8,329,646
Subsea 7 SA	252,656	4,919,634
Tenaris SA	434,042	9,766,695
TOTAL LUXEMBOURG		48,385,193
Malta - 0.0%
BGP Holdings PLC (a)	5,796,476	79
Mauritius - 0.0%
Golden Agri-Resources Ltd.	6,655,680	3,049,780
Netherlands - 3.1%
AEGON NV	1,657,856	14,723,180
Akzo Nobel NV	220,370	16,597,890
ASML Holding NV (Netherlands)	329,374	30,784,771
CNH Industrial NV (a)	866,003	9,902,140
Corio NV	65,493	2,840,621
Delta Lloyd NV	176,290	4,285,422
European Aeronautic Defence and Space Co. (EADS) NV	543,784	38,614,585
Fugro NV (Certificaten Van Aandelen) (d)	64,706	3,935,851
Gemalto NV (d)	72,258	8,161,068
Heineken Holding NV	93,164	5,866,238
Heineken NV (Bearer)	211,608	14,385,274
ING Groep NV (Certificaten Van Aandelen) (a)	3,529,311	45,795,229
Koninklijke Ahold NV	924,339	16,830,291
Koninklijke Boskalis Westminster NV	69,258	3,454,226
Koninklijke KPN NV (a)	2,956,114	9,616,142
Koninklijke Philips Electronics NV	894,588	31,991,449
OCI NV (a)(d)	82,742	3,339,166
QIAGEN NV (a)	219,305	5,118,006
Randstad Holding NV	112,538	7,012,757
Reed Elsevier NV	628,303	13,420,763
Common Stocks - continued
	Shares	Value
Netherlands - continued
Royal DSM NV	142,398	$ 11,177,941
STMicroelectronics NV	581,584	4,583,553
TNT Express NV	330,345	3,029,442
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,497,018	58,809,488
Vopak NV (d)	65,356	3,912,337
Wolters Kluwer NV	278,798	7,860,738
Ziggo NV	152,097	6,518,353
TOTAL NETHERLANDS		382,566,921
New Zealand - 0.1%
Auckland International Airport Ltd.	968,350	2,773,060
Contact Energy Ltd.	319,126	1,246,200
Fletcher Building Ltd.	636,997	4,731,430
Ryman Healthcare Group Ltd.	295,807	1,865,067
Telecom Corp. of New Zealand Ltd.	1,768,426	3,309,017
TOTAL NEW ZEALAND		13,924,774
Norway - 0.6%
Aker Solutions ASA	152,933	2,715,769
DNB ASA	896,382	15,859,342
Gjensidige Forsikring ASA	185,586	3,341,054
Norsk Hydro ASA	1,189,975	5,084,757
Orkla ASA	697,601	5,428,828
Statoil ASA	1,030,546	23,221,279
Telenor ASA	638,206	15,343,569
Yara International ASA	168,747	7,362,033
TOTAL NORWAY		78,356,631
Portugal - 0.2%
Banco Espirito Santo SA (Reg.) (a)	1,736,612	2,430,500
Energias de Portugal SA	1,853,983	7,015,950
Galp Energia SGPS SA Class B	322,555	5,344,919
Jeronimo Martins SGPS SA	230,668	4,764,162
Portugal Telecom SGPS SA (Reg.)	586,889	2,633,356
TOTAL PORTUGAL		22,188,887
Singapore - 1.4%
Ascendas Real Estate Investment Trust	1,863,183	3,296,224
CapitaCommercial Trust (REIT)	1,862,000	2,203,506
CapitaLand Ltd.	2,350,437	5,675,439
CapitaMall Trust	2,230,200	3,456,779
CapitaMalls Asia Ltd.	1,224,000	1,989,847
City Developments Ltd.	439,000	3,491,429
ComfortDelgro Corp. Ltd.	1,868,784	2,926,374
DBS Group Holdings Ltd.	1,566,020	21,440,191
Global Logistic Properties Ltd.	2,856,000	6,714,109
Hutchison Port Holdings Trust	4,826,000	3,281,680
Jardine Cycle & Carriage Ltd.	98,267	2,764,334
Keppel Corp. Ltd.	1,328,400	11,972,908
Keppel Land Ltd.	670,000	1,879,428
Olam International Ltd.	1,448,700	1,777,900
Oversea-Chinese Banking Corp. Ltd.	2,355,793	19,599,537

	Shares	Value
SembCorp Industries Ltd.	908,130	$ 3,907,959
SembCorp Marine Ltd.	775,800	2,744,991
Singapore Airlines Ltd.	485,425	4,046,337
Singapore Exchange Ltd.	808,000	4,655,409
Singapore Press Holdings Ltd.	1,491,021	5,061,760
Singapore Technologies Engineering Ltd.	1,447,161	4,659,147
Singapore Telecommunications Ltd.	7,288,827	21,607,711
StarHub Ltd.	547,000	1,852,612
United Overseas Bank Ltd.	1,174,829	19,585,945
UOL Group Ltd.	416,984	2,063,570
Wilmar International Ltd.	1,766,000	4,953,835
Yangzijiang Shipbuilding Holdings Ltd.	1,781,000	1,653,477
TOTAL SINGAPORE		169,262,438
Spain - 3.3%
Abertis Infraestructuras SA	356,647	7,584,177
ACS Actividades de Construccion y Servicios SA	134,455	4,344,545
Amadeus IT Holding SA Class A	349,501	13,090,672
Banco Bilbao Vizcaya Argentaria SA	5,342,620	63,661,543
Banco de Sabadell SA (d)	3,118,436	8,038,217
Banco Popular Espanol SA (a)	1,179,330	6,853,780
Banco Santander SA (Spain)	10,473,017	93,096,972
Bankia SA (a)(d)	3,722,267	4,911,140
Cintra Concesiones de Infrastructuras de Transporte SA	372,821	7,056,787
Criteria CaixaCorp SA	1,572,759	7,958,430
Criteria CaixaCorp SA rights (a)	1,102,856	80,922
Distribuidora Internacional de Alimentacion SA	567,124	5,200,834
Enagas SA	175,010	4,605,066
Gas Natural SDG SA	321,701	8,008,172
Grifols SA	136,605	6,247,003
Iberdrola SA	4,433,341	28,240,623
Inditex SA	200,848	32,026,254
International Consolidated Airlines Group SA (a)	97,068	582,453
International Consolidated Airlines Group SA CDI (a)	777,807	4,661,994
MAPFRE SA (Reg.)	981,189	3,897,059
Red Electrica Corporacion SA	99,465	6,376,521
Repsol YPF SA	787,162	20,675,285
Telefonica SA	3,771,471	62,157,040
Zardoya Otis SA	144,182	2,474,400
TOTAL SPAIN		401,829,889
Sweden - 3.1%
Alfa Laval AB	296,418	7,027,068
ASSA ABLOY AB (B Shares)	305,896	15,478,193
Atlas Copco AB:
(A Shares)	620,551	17,284,436
(B Shares)	353,689	8,929,375
Boliden AB	259,977	3,802,937
Electrolux AB (B Shares)	221,973	5,400,976
Elekta AB (B Shares)	341,629	5,119,735
Common Stocks - continued
	Shares	Value
Sweden - continued
Getinge AB (B Shares)	183,156	$ 5,724,192
H&M Hennes & Mauritz AB (B Shares)	875,687	37,113,584
Hexagon AB (B Shares)	218,604	6,718,740
Husqvarna AB (B Shares)	386,452	2,319,531
Industrivarden AB (C Shares)	112,817	2,032,971
Investment AB Kinnevik (B Shares)	204,961	8,058,640
Investor AB (B Shares)	419,293	13,698,688
Lundin Petroleum AB (a)	206,418	4,292,409
Nordea Bank AB	2,796,879	36,137,040
Sandvik AB	978,293	13,669,122
Scania AB (B Shares)	292,316	5,797,878
Securitas AB (B Shares)	288,668	2,972,783
Skandinaviska Enskilda Banken AB (A Shares)	1,408,150	17,088,391
Skanska AB (B Shares)	350,241	6,674,461
SKF AB (B Shares)	360,418	9,830,056
Svenska Cellulosa AB (SCA) (B Shares)	541,156	15,799,031
Svenska Handelsbanken AB (A Shares)	459,044	21,330,865
Swedbank AB (A Shares)	832,615	21,261,712
Swedish Match Co. AB	186,753	5,802,444
Tele2 AB (B Shares)	292,872	3,569,731
Telefonaktiebolaget LM Ericsson (B Shares)	2,798,435	34,865,548
TeliaSonera AB	2,184,746	17,836,089
Volvo AB (B Shares)	1,396,000	18,388,163
TOTAL SWEDEN		374,024,789
Switzerland - 8.8%
ABB Ltd. (Reg.)	2,021,203	51,606,965
Actelion Ltd.	96,736	8,057,776
Adecco SA (Reg.)	123,083	9,478,369
Aryzta AG	79,693	5,939,168
Baloise Holdings AG	43,211	5,101,034
Barry Callebaut AG	1,987	2,266,723
Coca-Cola HBC AG	5,000	140,476
Coca-Cola HBC AG sponsored ADR	179,380	5,040,578
Compagnie Financiere Richemont SA Series A	479,672	48,739,840
Credit Suisse Group	1,389,660	41,472,868
Ems-Chemie Holding AG	7,514	2,652,780
Geberit AG (Reg.)	36,126	10,613,806
Givaudan SA	7,625	10,759,461
Holcim Ltd. (Reg.)	212,147	15,389,083
Julius Baer Group Ltd.	204,916	9,603,742
Kuehne & Nagel International AG	50,800	6,579,788
Lindt & Spruengli AG	95	4,874,200
Lindt & Spruengli AG (participation certificate)	783	3,379,409
Lonza Group AG	49,056	4,570,586
Nestle SA	2,969,065	216,591,353
Novartis AG	2,118,819	167,513,906
Pargesa Holding SA	25,750	1,992,898
Partners Group Holding AG	16,014	3,987,599

	Shares	Value
Roche Holding AG (participation certificate)	646,138	$ 180,140,195
Schindler Holding AG:
(participation certificate)	44,322	6,112,368
(Reg.)	19,087	2,655,418
SGS SA (Reg.)	5,025	11,326,208
Sika AG (Bearer)	1,976	6,490,018
Sonova Holding AG Class B	46,034	6,414,490
Sulzer AG (Reg.)	21,994	3,421,397
Swatch Group AG (Bearer)	28,217	18,491,723
Swatch Group AG (Bearer) (Reg.)	39,683	4,435,004
Swiss Life Holding AG	29,665	6,139,843
Swiss Prime Site AG	49,993	3,827,796
Swiss Re Ltd.	324,092	28,837,180
Swisscom AG	21,318	10,894,194
Syngenta AG (Switzerland)	85,817	33,642,461
Transocean Ltd. (Switzerland)	334,297	16,840,248
UBS AG	3,352,991	63,768,580
Zurich Insurance Group AG	136,495	38,084,274
TOTAL SWITZERLAND		1,077,873,805
United Kingdom - 20.1%
3i Group PLC	889,964	5,388,118
Aberdeen Asset Management PLC	882,746	7,110,965
Admiral Group PLC	183,469	3,731,614
Aggreko PLC	252,754	6,637,981
AMEC PLC	273,778	5,071,167
Anglo American PLC (United Kingdom)	1,284,820	28,360,714
Antofagasta PLC	357,179	4,640,549
ARM Holdings PLC	1,284,364	21,244,341
Associated British Foods PLC	324,927	12,191,378
AstraZeneca PLC (United Kingdom)	1,148,028	65,830,298
Aviva PLC	2,698,398	18,951,791
Babcock International Group PLC	331,456	7,104,935
BAE Systems PLC	2,965,311	20,738,039
Barclays PLC	14,063,043	62,320,080
BG Group PLC	3,127,676	63,895,936
BHP Billiton PLC	1,940,522	58,870,807
BP PLC	17,473,727	137,418,790
British American Tobacco PLC (United Kingdom)	1,757,145	93,480,535
British Land Co. PLC	879,066	8,788,720
British Sky Broadcasting Group PLC	958,685	12,847,622
BT Group PLC	7,267,321	44,369,656
Bunzl PLC	305,421	6,936,674
Burberry Group PLC	407,557	10,183,342
Capita Group PLC	602,708	9,832,525
Capital Shopping Centres Group PLC	629,387	3,308,959
Carnival PLC	171,665	6,245,949
Centrica PLC	4,743,618	26,258,785
Cobham PLC	981,534	4,244,880
Compass Group PLC	1,668,058	25,138,173
Croda International PLC	125,643	4,777,903
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Diageo PLC	2,305,588	$ 73,451,776
Direct Line Insurance Group PLC	983,488	3,785,030
easyJet PLC	143,956	3,354,306
Fresnillo PLC	170,192	2,319,781
G4S PLC (United Kingdom)	1,382,869	5,910,404
GKN PLC	1,526,615	9,469,918
GlaxoSmithKline PLC	4,509,021	119,284,863
Hammerson PLC	658,804	5,503,195
Hargreaves Lansdown PLC	213,062	4,225,436
HSBC Holdings PLC (United Kingdom)	17,211,800	192,216,940
ICAP PLC	513,237	3,477,652
IMI PLC	291,527	7,002,736
Imperial Tobacco Group PLC	893,090	33,962,080
Inmarsat PLC	408,413	4,637,906
InterContinental Hotel Group PLC	243,288	7,562,678
Intertek Group PLC	146,600	7,285,204
Invensys PLC	618,677	5,066,768
Investec PLC	525,234	3,710,204
ITV PLC	3,429,141	10,661,096
J Sainsbury PLC	1,121,348	7,475,227
Johnson Matthey PLC	188,747	9,790,441
Kingfisher PLC	2,197,776	13,518,194
Land Securities Group PLC	718,432	11,203,185
Legal & General Group PLC	5,420,496	18,971,984
Lloyds Banking Group PLC (a)	46,029,531	58,178,526
London Stock Exchange Group PLC	162,830	4,334,958
Marks & Spencer Group PLC	1,484,000	11,825,671
Meggitt PLC	722,768	5,902,682
Melrose PLC	1,132,708	5,413,928
National Grid PLC	3,449,990	43,686,796
Next PLC	147,180	13,233,643
Old Mutual PLC	4,476,344	14,583,362
Pearson PLC	748,664	16,530,312
Persimmon PLC	280,915	5,332,070
Prudential PLC	2,355,637	50,238,825
Reckitt Benckiser Group PLC	594,335	47,740,533
Reed Elsevier PLC	1,083,470	15,672,276
Rexam PLC	724,414	5,922,052
Rio Tinto PLC	1,188,154	63,097,840
Rolls-Royce Group PLC	1,730,318	34,966,794
Royal & Sun Alliance Insurance Group PLC	3,490,644	6,077,292
Royal Bank of Scotland Group PLC (a)	1,984,884	10,600,630
Royal Dutch Shell PLC:
Class A (United Kingdom)	3,493,947	116,829,032
Class B (United Kingdom)	2,352,837	82,402,491
SABMiller PLC	883,707	45,592,688
Sage Group PLC	1,063,186	6,061,084
Schroders PLC	100,110	4,039,554
Scottish & Southern Energy PLC	886,875	19,257,339

	Shares	Value
Segro PLC	676,063	$ 3,700,379
Serco Group PLC	463,063	3,451,369
Severn Trent PLC	218,947	6,326,924
Smith & Nephew PLC	826,329	11,010,913
Smiths Group PLC	361,211	8,121,021
Standard Chartered PLC (United Kingdom)	2,227,989	52,807,362
Standard Life PLC	2,170,041	12,477,645
Tate & Lyle PLC	427,182	5,487,134
Tesco PLC	7,415,637	42,220,972
The Weir Group PLC	198,938	6,972,687
Travis Perkins PLC	226,319	6,651,051
TUI Travel PLC	415,340	2,496,247
Tullow Oil PLC	825,716	11,747,980
Unilever PLC	1,178,455	47,604,574
United Utilities Group PLC	628,819	6,775,547
Vodafone Group PLC	44,606,253	165,371,759
Whitbread PLC	165,404	9,654,106
William Hill PLC	802,080	5,060,782
WM Morrison Supermarkets PLC	2,026,301	8,803,014
TOTAL UNITED KINGDOM		2,454,030,074
TOTAL COMMON STOCKS (Cost $10,566,759,802)		11,914,167,185
Nonconvertible Preferred Stocks - 0.9%

France - 0.3%
Air Liquide SA	235,965	32,896,560
Germany - 0.6%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	47,754	4,140,512
FUCHS PETROLUB AG	32,535	3,076,031
Henkel AG & Co. KGaA	163,869	18,581,411
Porsche Automobil Holding SE (Germany)	140,286	14,277,484
Volkswagen AG	132,191	35,080,007
TOTAL GERMANY		75,155,445
Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	5,528,056	4,250,820
United Kingdom - 0.0%
Rolls-Royce Group PLC Series C	148,807,348	243,493
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $67,452,124)		112,546,318
Government Obligations - 0.2%
	Principal Amount	Value
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.07% to 0.1% 12/26/13 to 7/24/14 (e) (Cost $20,992,421)	$ 21,000,000	$ 20,992,121
Money Market Funds - 1.8%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	125,993,034	125,993,034
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	93,796,624	93,796,624
TOTAL MONEY MARKET FUNDS (Cost $219,789,658)		219,789,658
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $10,874,994,005)		12,267,495,282
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(35,228,990)
NET ASSETS - 100%		$ 12,232,266,292
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
63 CAC 40 Index Contracts (France)	Dec. 2013	$ 3,669,005	$ 15,425
7 EUREX DAX Index Contracts (Germany)	Dec. 2013	2,237,842	67,922
495 EUREX Dow Jones EURO STOXX 50 Index Contracts (European Union)	Dec. 2013	20,749,895	306,090
20 Hang Seng Index Contracts (Hong Kong)	Dec. 2013	3,085,565	16,458
210 LIFFE FTSE 100 Index Contracts (United Kingdom)	Dec. 2013	22,854,366	(52,974)
30 MSCI Sing IX ETS Index Contracts (Singapore)	Dec. 2013	1,760,529	9,347
29 Nikkei 225 Index Contracts (Japan)	Dec. 2013	2,220,045	33,675
1,273 NYSE E-mini MSCI EAFE Index Contracts (United States)	Dec. 2013	120,050,265	196,175
175 OMX Stockholm 30 Index Contracts (Sweden)	Dec. 2013	3,497,012	53,837
70 SFE SPI 200 Index Contracts (Australia)	Dec. 2013	8,488,764	(53,346)
147 TSE TOPIX Index Contracts (Japan)	Dec. 2013	18,115,818	691,796
TOTAL EQUITY INDEX CONTRACTS		$ 206,729,106	$ 1,284,405

The face value of futures purchased as a percentage of net assets is 1.6%
Forward Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount*	Unrealized Appreciation/ Depreciation)
12/13/13	JPY	Goldman Sachs Bank USA	Buy	70,000,000	702,628	$ (19,256)
12/13/13	JPY	Goldman Sachs Bank USA	Buy	80,000,000	822,478	(41,482)
12/13/13	JPY	Goldman Sachs Bank USA	Buy	90,000,000	901,000	(22,380)
12/13/13	JPY	Goldman Sachs Bank USA	Buy	90,000,000	908,577	(29,957)
12/13/13	JPY	Goldman Sachs Bank USA	Buy	100,000,000	1,023,206	(46,961)
12/13/13	JPY	Goldman Sachs Bank USA	Buy	110,000,000	1,116,264	(42,394)
12/13/13	JPY	Goldman Sachs Bank USA	Buy	120,000,000	1,202,128	(30,634)
12/13/13	JPY	Goldman Sachs Bank USA	Buy	130,000,000	1,309,164	(40,046)
12/13/13	JPY	Goldman Sachs Bank USA	Buy	150,000,000	1,500,735	(36,368)
12/13/13	JPY	Goldman Sachs Bank USA	Buy	160,000,000	1,613,310	(51,318)
12/13/13	JPY	Goldman Sachs Bank USA	Buy	170,000,000	1,720,091	(60,474)
12/13/13	JPY	Goldman Sachs Bank USA	Buy	170,000,000	1,740,074	(80,457)
12/13/13	JPY	Goldman Sachs Bank USA	Buy	180,000,000	1,835,188	(77,947)
Forward Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount*	Unrealized Appreciation/ Depreciation)
12/13/13	JPY	Goldman Sachs Bank USA	Buy	200,000,000	2,043,318	$ (90,828)
12/13/13	JPY	Goldman Sachs Bank USA	Buy	220,000,000	2,241,218	(93,479)
12/13/13	JPY	Goldman Sachs Bank USA	Buy	250,000,000	2,512,790	(72,178)
12/13/13	JPY	Goldman Sachs Bank USA	Buy	500,000,000	4,881,153	72
12/13/13	JPY	Goldman Sachs Bank USA	Buy	860,000,000	8,570,859	(175,152)
12/13/13	JPY	Goldman Sachs Bank USA	Buy	900,000,000	9,043,318	(257,113)
12/13/13	JPY	Goldman Sachs Bank USA	Sell	200,000,000	1,999,960	47,470
12/13/13	JPY	Goldman Sachs Bank USA	Sell	260,000,000	2,645,691	107,454
12/13/13	JPY	Goldman Sachs Bank USA	Sell	2,000,000,000	20,491,384	966,484
12/20/13	AUD	Goldman Sachs Bank USA	Buy	400,000	374,304	(10,707)
12/20/13	AUD	Goldman Sachs Bank USA	Buy	400,000	383,352	(19,755)
12/20/13	AUD	Goldman Sachs Bank USA	Buy	400,000	385,080	(21,483)
12/20/13	AUD	Goldman Sachs Bank USA	Buy	500,000	474,545	(20,049)
12/20/13	AUD	Goldman Sachs Bank USA	Buy	600,000	556,686	(11,290)
12/20/13	AUD	Goldman Sachs Bank USA	Buy	600,000	559,326	(13,930)
12/20/13	AUD	Goldman Sachs Bank USA	Buy	600,000	561,396	(16,000)
12/20/13	AUD	Goldman Sachs Bank USA	Buy	600,000	577,227	(31,831)
12/20/13	AUD	Goldman Sachs Bank USA	Buy	700,000	650,944	(14,649)
12/20/13	AUD	Goldman Sachs Bank USA	Buy	700,000	662,858	(26,563)
12/20/13	AUD	Goldman Sachs Bank USA	Buy	700,000	673,778	(37,483)
12/20/13	AUD	Goldman Sachs Bank USA	Buy	700,000	677,040	(40,745)
12/20/13	AUD	Goldman Sachs Bank USA	Buy	800,000	732,960	(5,766)
12/20/13	AUD	Goldman Sachs Bank USA	Buy	800,000	741,720	(14,526)
12/20/13	AUD	Goldman Sachs Bank USA	Buy	800,000	762,992	(35,798)
12/20/13	AUD	Goldman Sachs Bank USA	Buy	1,200,000	1,150,884	(60,093)
12/20/13	AUD	Goldman Sachs Bank USA	Buy	2,000,000	1,819,432	(1,446)
12/20/13	AUD	Goldman Sachs Bank USA	Buy	3,600,000	3,347,280	(74,906)
12/20/13	AUD	Goldman Sachs Bank USA	Buy	5,000,000	4,594,200	(49,236)
12/20/13	AUD	Goldman Sachs Bank USA	Sell	800,000	752,168	24,974
12/20/13	AUD	Goldman Sachs Bank USA	Sell	1,200,000	1,113,636	22,845
12/20/13	AUD	Goldman Sachs Bank USA	Sell	9,700,000	9,004,801	187,571
12/20/13	EUR	Goldman Sachs Bank USA	Buy	600,000	820,584	(5,305)
12/20/13	EUR	Goldman Sachs Bank USA	Buy	700,000	966,186	(15,026)
12/20/13	EUR	Goldman Sachs Bank USA	Buy	800,000	1,074,816	12,223
12/20/13	EUR	Goldman Sachs Bank USA	Buy	800,000	1,080,792	6,247
12/20/13	EUR	Goldman Sachs Bank USA	Buy	1,000,000	1,331,640	27,159
12/20/13	EUR	Goldman Sachs Bank USA	Buy	1,000,000	1,368,450	(9,651)
12/20/13	EUR	Goldman Sachs Bank USA	Buy	1,100,000	1,475,672	19,007
12/20/13	EUR	Goldman Sachs Bank USA	Buy	1,200,000	1,604,904	25,654
12/20/13	EUR	Goldman Sachs Bank USA	Buy	1,400,000	1,886,290	16,028
12/20/13	EUR	Goldman Sachs Bank USA	Buy	1,400,000	1,889,244	13,074
12/20/13	EUR	Goldman Sachs Bank USA	Buy	1,400,000	1,912,182	(9,863)
12/20/13	EUR	Goldman Sachs Bank USA	Buy	1,400,000	1,930,404	(28,086)
12/20/13	EUR	Goldman Sachs Bank USA	Buy	1,700,000	2,283,729	26,229
12/20/13	EUR	Goldman Sachs Bank USA	Buy	1,700,000	2,343,275	(33,317)
12/20/13	EUR	Goldman Sachs Bank USA	Buy	1,800,000	2,387,520	58,318
12/20/13	EUR	Goldman Sachs Bank USA	Buy	1,800,000	2,403,558	42,280
12/20/13	EUR	Goldman Sachs Bank USA	Buy	2,300,000	3,146,768	(21,531)
12/20/13	EUR	Goldman Sachs Bank USA	Buy	4,100,000	5,572,085	(1,010)
12/20/13	EUR	Goldman Sachs Bank USA	Buy	8,000,000	10,635,360	235,030
12/20/13	EUR	Goldman Sachs Bank USA	Buy	9,500,000	12,691,050	217,538
12/20/13	EUR	Goldman Sachs Bank USA	Sell	2,000,000	2,701,760	(15,837)
Forward Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount*	Unrealized Appreciation/ Depreciation)
12/20/13	EUR	Goldman Sachs Bank USA	Sell	2,600,000	3,517,436	$ (15,441)
12/20/13	EUR	Goldman Sachs Bank USA	Sell	19,500,000	26,418,015	(78,560)
12/20/13	GBP	Goldman Sachs Bank USA	Buy	300,000	483,123	7,694
12/20/13	GBP	Goldman Sachs Bank USA	Buy	600,000	954,102	27,531
12/20/13	GBP	Goldman Sachs Bank USA	Buy	600,000	970,350	11,283
12/20/13	GBP	Goldman Sachs Bank USA	Buy	600,000	971,715	9,918
12/20/13	GBP	Goldman Sachs Bank USA	Buy	700,000	1,129,930	15,309
12/20/13	GBP	Goldman Sachs Bank USA	Buy	800,000	1,264,944	43,901
12/20/13	GBP	Goldman Sachs Bank USA	Buy	900,000	1,442,205	30,245
12/20/13	GBP	Goldman Sachs Bank USA	Buy	900,000	1,443,798	28,652
12/20/13	GBP	Goldman Sachs Bank USA	Buy	1,000,000	1,589,180	46,876
12/20/13	GBP	Goldman Sachs Bank USA	Buy	1,000,000	1,598,760	37,296
12/20/13	GBP	Goldman Sachs Bank USA	Buy	1,000,000	1,613,375	22,681
12/20/13	GBP	Goldman Sachs Bank USA	Buy	1,100,000	1,751,420	48,241
12/20/13	GBP	Goldman Sachs Bank USA	Buy	1,100,000	1,774,267	25,394
12/20/13	GBP	Goldman Sachs Bank USA	Buy	1,300,000	2,093,455	33,417
12/20/13	GBP	Goldman Sachs Bank USA	Buy	1,400,000	2,271,773	18,705
12/20/13	GBP	Goldman Sachs Bank USA	Buy	1,500,000	2,357,550	96,533
12/20/13	GBP	Goldman Sachs Bank USA	Buy	1,500,000	2,423,310	30,773
12/20/13	GBP	Goldman Sachs Bank USA	Buy	2,700,000	4,419,112	(1,761)
12/20/13	GBP	Goldman Sachs Bank USA	Buy	6,000,000	9,491,520	324,814
12/20/13	GBP	Goldman Sachs Bank USA	Buy	7,300,000	11,607,219	335,987
12/20/13	GBP	Goldman Sachs Bank USA	Sell	1,700,000	2,737,697	(43,598)
12/20/13	GBP	Goldman Sachs Bank USA	Sell	2,100,000	3,397,296	(38,421)
12/20/13	GBP	Goldman Sachs Bank USA	Sell	14,500,000	23,412,570	(310,237)
12/20/13	SEK	Goldman Sachs Bank USA	Buy	1,300,000	199,536	(1,441)
12/20/13	SEK	Goldman Sachs Bank USA	Buy	1,300,000	203,083	(4,987)
12/20/13	SEK	Goldman Sachs Bank USA	Buy	1,300,000	204,373	(6,277)
12/20/13	SEK	Goldman Sachs Bank USA	Buy	1,900,000	296,486	(6,961)
12/20/13	SEK	Goldman Sachs Bank USA	Buy	2,000,000	300,574	4,189
12/20/13	SEK	Goldman Sachs Bank USA	Buy	2,400,000	364,157	1,558
12/20/13	SEK	Goldman Sachs Bank USA	Buy	2,500,000	393,401	(12,447)
12/20/13	SEK	Goldman Sachs Bank USA	Buy	2,600,000	404,311	(8,119)
12/20/13	SEK	Goldman Sachs Bank USA	Buy	2,700,000	405,696	5,734
12/20/13	SEK	Goldman Sachs Bank USA	Buy	2,700,000	423,641	(12,211)
12/20/13	SEK	Goldman Sachs Bank USA	Buy	2,800,000	425,298	1,370
12/20/13	SEK	Goldman Sachs Bank USA	Buy	3,100,000	478,262	(5,880)
12/20/13	SEK	Goldman Sachs Bank USA	Buy	4,800,000	731,858	(427)
12/20/13	SEK	Goldman Sachs Bank USA	Buy	10,000,000	1,523,415	399
12/20/13	SEK	Goldman Sachs Bank USA	Buy	11,200,000	1,727,915	(21,243)
12/20/13	SEK	Goldman Sachs Bank USA	Sell	2,500,000	376,897	(4,057)
12/20/13	SEK	Goldman Sachs Bank USA	Sell	3,100,000	481,351	8,968
12/20/13	SEK	Goldman Sachs Bank USA	Sell	24,000,000	3,742,223	85,069
						$ 871,820

* Amount in U.S. Dollars unless otherwise noted
Currency Abbreviations
AUD	-	Australian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
SEK	-	Swedish krona
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $11,278,163.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 135,772
Fidelity Securities Lending Cash Central Fund	2,515,491
Total	$ 2,651,263
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,432,722,350	$ 1,111,186,623	$ 321,535,727	$ -
Consumer Staples	1,320,061,603	749,282,476	570,779,127	-
Energy	812,532,168	277,596,733	534,935,435	-
Financials	3,096,707,887	2,123,996,337	972,711,464	86
Health Care	1,216,008,237	594,143,169	621,865,068	-
Industrials	1,542,546,623	1,351,061,013	191,485,610	-
Information Technology	538,229,426	288,441,401	249,788,025	-
Materials	965,663,397	668,945,973	296,717,424	-
Telecommunication Services	672,564,687	321,888,695	350,675,992	-
Utilities	429,677,125	380,575,458	49,101,667	-
Government Obligations	20,992,121	-	20,992,121	-
Money Market Funds	219,789,658	219,789,658	-	-
Total Investments in Securities:	$ 12,267,495,282	$ 8,086,907,536	$ 4,180,587,660	$ 86
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$ 3,358,194	$ -	$ 3,358,194	$ -
Futures Contracts	1,390,725	1,390,725	-	-
Total Assets	$ 4,748,919	$ 1,390,725	$ 3,358,194	$ -
Liabilities
Forward Foreign Currency Contracts	$ (2,486,374)	$ -	$ (2,486,374)	$ -
Futures Contracts	(106,320)	(106,320)	-	-
Total Liabilities	$ (2,592,694)	$ (106,320)	$ (2,486,374)	$ -
Total Derivative Instruments:	$ 2,156,225	$ 1,284,405	$ 871,820	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended November 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 4,313,921
Level 2 to Level 1	$ 20,748,375
Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $10,933,027,501. Net unrealized appreciation aggregated $1,334,467,781, of which $2,899,099,686 related to appreciated investment securities and $1,564,631,905 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® 500 Index Fund

November 30, 2013

1.810737.109

UEI-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.4%
Auto Components - 0.4%
BorgWarner, Inc.	475,235	$ 50,931
Delphi Automotive PLC	1,171,853	68,612
Johnson Controls, Inc.	2,840,188	143,458
The Goodyear Tire & Rubber Co.	1,021,147	22,731
		285,732
Automobiles - 0.7%
Ford Motor Co.	16,354,965	279,343
General Motors Co. (a)	3,907,314	151,330
Harley-Davidson, Inc. (d)	926,022	62,062
		492,735
Distributors - 0.1%
Genuine Parts Co.	642,875	53,256
Diversified Consumer Services - 0.1%
H&R Block, Inc.	1,136,907	31,708
Hotels, Restaurants & Leisure - 1.7%
Carnival Corp. unit (d)	1,817,302	65,623
Chipotle Mexican Grill, Inc. (a)(d)	128,148	67,132
Darden Restaurants, Inc. (d)	540,889	28,846
International Game Technology (d)	1,082,673	18,936
Marriott International, Inc. Class A (d)	943,959	44,385
McDonald's Corp.	4,149,886	404,074
Starbucks Corp.	3,119,329	254,101
Starwood Hotels & Resorts Worldwide, Inc.	809,274	60,275
Wyndham Worldwide Corp.	551,965	39,581
Wynn Resorts Ltd. (d)	335,769	55,694
Yum! Brands, Inc. (d)	1,852,439	143,897
		1,182,544
Household Durables - 0.3%
D.R. Horton, Inc. (d)	1,179,390	23,446
Garmin Ltd. (d)	510,823	24,806
Harman International Industries, Inc.	282,587	22,901
Leggett & Platt, Inc.	589,538	17,810
Lennar Corp. Class A (d)	689,085	24,642
Newell Rubbermaid, Inc.	1,195,591	36,286
PulteGroup, Inc. (d)	1,450,958	27,220
Whirlpool Corp.	329,074	50,269
		227,380
Internet & Catalog Retail - 1.5%
Amazon.com, Inc. (a)	1,536,317	604,725
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Expedia, Inc.	445,999	$ 28,406
Netflix, Inc. (a)	244,606	89,477
priceline.com, Inc. (a)	213,799	254,919
TripAdvisor, Inc. (a)(d)	462,997	40,892
		1,018,419
Leisure Equipment & Products - 0.1%
Hasbro, Inc. (d)	479,300	25,796
Mattel, Inc.	1,430,375	66,183
		91,979
Media - 3.6%
Cablevision Systems Corp. - NY Group Class A (d)	888,048	14,893
CBS Corp. Class B	2,335,015	136,738
Comcast Corp. Class A	10,857,735	541,475
DIRECTV (a)(d)	2,119,538	140,123
Discovery Communications, Inc. Class A (a)(d)	958,431	83,642
Gannett Co., Inc.	951,242	25,741
Graham Holdings Co.	18,179	12,244
Interpublic Group of Companies, Inc.	1,752,499	30,493
News Corp. Class A (a)	2,067,216	37,127
Omnicom Group, Inc.	1,067,700	76,287
Scripps Networks Interactive, Inc. Class A	454,187	33,878
The Walt Disney Co. (d)	6,897,026	486,516
Time Warner Cable, Inc.	1,186,382	163,982
Time Warner, Inc.	3,819,273	250,964
Twenty-First Century Fox, Inc. Class A	8,245,406	276,139
Viacom, Inc. Class B (non-vtg.)	1,684,839	135,074
		2,445,316
Multiline Retail - 0.7%
Dollar General Corp. (a)	1,235,939	70,374
Dollar Tree, Inc. (a)	863,875	48,075
Family Dollar Stores, Inc. (d)	401,021	27,979
Kohl's Corp.	847,520	46,851
Macy's, Inc.	1,561,906	83,187
Nordstrom, Inc.	598,691	37,245
Target Corp.	2,620,024	167,498
		481,209
Specialty Retail - 2.3%
Abercrombie & Fitch Co. Class A	317,134	10,871
AutoNation, Inc. (a)(d)	266,975	13,092
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
AutoZone, Inc. (a)(d)	147,461	$ 68,068
Bed Bath & Beyond, Inc. (a)(d)	904,024	70,541
Best Buy Co., Inc.	1,120,006	45,416
CarMax, Inc. (a)(d)	928,115	46,731
GameStop Corp. Class A	485,281	23,415
Gap, Inc.	1,145,056	46,913
Home Depot, Inc.	5,946,581	479,711
L Brands, Inc. (d)	1,010,978	65,703
Lowe's Companies, Inc.	4,366,346	207,314
O'Reilly Automotive, Inc. (a)	450,651	56,313
PetSmart, Inc. (d)	431,359	31,968
Ross Stores, Inc.	899,528	68,778
Staples, Inc. (d)	2,741,946	42,582
Tiffany & Co., Inc.	456,785	40,718
TJX Companies, Inc.	2,969,200	186,703
Urban Outfitters, Inc. (a)	452,728	17,665
		1,522,502
Textiles, Apparel & Luxury Goods - 0.9%
Coach, Inc.	1,170,408	67,767
Fossil Group, Inc. (a)	208,637	26,553
Michael Kors Holdings Ltd. (a)	741,216	60,446
NIKE, Inc. Class B	3,104,782	245,712
PVH Corp.	338,639	45,351
Ralph Lauren Corp.	251,492	44,069
VF Corp.	365,050	85,633
		575,531
TOTAL CONSUMER DISCRETIONARY		8,408,311
CONSUMER STAPLES - 9.9%
Beverages - 2.2%
Beam, Inc.	672,171	45,392
Brown-Forman Corp. Class B (non-vtg.)	674,558	50,605
Coca-Cola Enterprises, Inc.	1,032,136	43,288
Constellation Brands, Inc. Class A (sub. vtg.) (a)	688,481	48,476
Dr. Pepper Snapple Group, Inc.	845,083	40,784
Molson Coors Brewing Co. Class B	654,929	34,495
Monster Beverage Corp. (a)	562,913	33,313
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	6,402,279	$ 540,736
The Coca-Cola Co.	15,827,097	636,091
		1,473,180
Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	1,812,830	227,383
CVS Caremark Corp.	5,099,397	341,456
Kroger Co.	2,151,411	89,821
Safeway, Inc.	1,001,722	35,030
Sysco Corp. (d)	2,442,438	82,139
Wal-Mart Stores, Inc.	6,757,279	547,407
Walgreen Co.	3,609,204	213,665
Whole Foods Market, Inc. (d)	1,546,435	87,528
		1,624,429
Food Products - 1.5%
Archer Daniels Midland Co.	2,736,516	110,145
Campbell Soup Co.	740,987	28,698
ConAgra Foods, Inc.	1,752,188	57,805
General Mills, Inc. (d)	2,664,253	134,358
Hormel Foods Corp. (d)	558,791	25,157
Kellogg Co.	1,068,279	64,780
Kraft Foods Group, Inc.	2,472,390	131,333
McCormick & Co., Inc. (non-vtg.) (d)	547,921	37,807
Mead Johnson Nutrition Co. Class A	840,184	71,004
Mondelez International, Inc.	7,392,178	247,860
The Hershey Co.	620,789	60,148
The J.M. Smucker Co.	436,415	45,492
Tyson Foods, Inc. Class A	1,155,101	36,605
		1,051,192
Household Products - 2.1%
Clorox Co. (d)	541,461	50,448
Colgate-Palmolive Co.	3,658,562	240,770
Kimberly-Clark Corp.	1,590,139	173,580
Procter & Gamble Co.	11,369,573	957,545
		1,422,343
Personal Products - 0.2%
Avon Products, Inc.	1,800,264	32,099
Estee Lauder Companies, Inc. Class A	1,061,458	79,567
		111,666
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 1.5%
Altria Group, Inc.	8,321,020	$ 307,711
Lorillard, Inc.	1,552,250	79,677
Philip Morris International, Inc.	6,719,169	574,758
Reynolds American, Inc. (d)	1,314,259	66,304
		1,028,450
TOTAL CONSUMER STAPLES		6,711,260
ENERGY - 10.1%
Energy Equipment & Services - 1.9%
Baker Hughes, Inc.	1,839,229	104,762
Cameron International Corp. (a)(d)	1,021,723	56,593
Diamond Offshore Drilling, Inc. (d)	288,592	17,330
Ensco PLC Class A	969,678	57,289
FMC Technologies, Inc. (a)(d)	983,498	47,306
Halliburton Co.	3,510,308	184,923
Helmerich & Payne, Inc.	442,073	34,040
Nabors Industries Ltd.	1,077,871	17,839
National Oilwell Varco, Inc.	1,774,780	144,645
Noble Corp. (d)	1,051,825	40,096
Rowan Companies PLC (a)	515,649	17,852
Schlumberger Ltd.	5,493,004	485,691
Transocean Ltd. (United States) (d)	1,406,423	70,856
		1,279,222
Oil, Gas & Consumable Fuels - 8.2%
Anadarko Petroleum Corp.	2,086,911	185,359
Apache Corp.	1,676,413	153,375
Cabot Oil & Gas Corp.	1,746,559	60,169
Chesapeake Energy Corp. (d)	2,103,238	56,514
Chevron Corp.	8,020,520	982,032
ConocoPhillips Co.	5,077,137	369,616
CONSOL Energy, Inc.	950,034	33,802
Denbury Resources, Inc. (a)	1,548,091	25,822
Devon Energy Corp.	1,584,323	96,042
EOG Resources, Inc.	1,130,908	186,600
EQT Corp.	625,169	53,208
Exxon Mobil Corp.	18,272,742	1,708,136
Hess Corp.	1,197,487	97,152
Kinder Morgan Holding Co. LLC	2,795,108	99,338
Marathon Oil Corp.	2,946,101	106,177
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Petroleum Corp.	1,299,682	$ 107,536
Murphy Oil Corp. (d)	729,359	47,357
Newfield Exploration Co. (a)	563,244	15,827
Noble Energy, Inc.	1,490,943	104,724
Occidental Petroleum Corp.	3,345,013	317,642
Peabody Energy Corp.	1,120,214	20,388
Phillips 66 Co.	2,536,607	176,573
Pioneer Natural Resources Co. (d)	575,158	102,234
QEP Resources, Inc.	744,297	23,832
Range Resources Corp. (d)	678,315	52,671
Southwestern Energy Co. (a)(d)	1,459,268	56,415
Spectra Energy Corp.	2,778,656	93,224
Tesoro Corp.	560,777	32,878
The Williams Companies, Inc.	2,836,186	99,890
Valero Energy Corp.	2,250,629	102,899
WPX Energy, Inc. (a)(d)	832,713	15,480
		5,582,912
TOTAL ENERGY		6,862,134
FINANCIALS - 16.0%
Capital Markets - 2.2%
Ameriprise Financial, Inc.	821,346	88,911
Bank of New York Mellon Corp.	4,776,039	160,953
BlackRock, Inc. Class A	522,834	158,288
Charles Schwab Corp.	4,800,703	117,521
E*TRADE Financial Corp. (a)	1,191,710	21,355
Franklin Resources, Inc. (d)	1,687,648	93,479
Goldman Sachs Group, Inc.	1,733,884	292,922
Invesco Ltd.	1,838,283	64,064
Legg Mason, Inc.	450,713	17,627
Morgan Stanley (d)	5,772,721	180,686
Northern Trust Corp.	937,084	55,279
State Street Corp.	1,851,388	134,429
T. Rowe Price Group, Inc. (d)	1,079,914	86,890
		1,472,404
Commercial Banks - 2.7%
BB&T Corp.	2,922,011	101,511
Comerica, Inc.	767,843	34,822
Fifth Third Bancorp	3,682,195	74,822
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Huntington Bancshares, Inc. (d)	3,444,277	$ 31,618
KeyCorp	3,783,351	48,238
M&T Bank Corp. (d)	539,829	62,275
PNC Financial Services Group, Inc.	2,206,496	169,790
Regions Financial Corp.	5,794,642	56,382
SunTrust Banks, Inc.	2,237,410	81,061
U.S. Bancorp	7,635,449	299,462
Wells Fargo & Co.	20,058,945	882,995
Zions Bancorporation	766,016	22,467
		1,865,443
Consumer Finance - 1.0%
American Express Co.	3,851,724	330,478
Capital One Financial Corp.	2,429,959	174,058
Discover Financial Services	2,008,376	107,046
SLM Corp.	1,810,775	48,257
		659,839
Diversified Financial Services - 5.2%
Bank of America Corp.	44,598,546	705,549
Berkshire Hathaway, Inc. Class B (a)	7,472,128	870,727
Citigroup, Inc.	12,624,382	668,082
CME Group, Inc.	1,304,518	106,905
IntercontinentalExchange Group, Inc.	475,099	101,334
JPMorgan Chase & Co.	15,626,526	894,150
Leucadia National Corp.	1,301,068	37,289
McGraw-Hill Companies, Inc.	1,142,453	85,113
Moody's Corp.	805,164	60,089
The NASDAQ Stock Market, Inc.	479,315	18,832
		3,548,070
Insurance - 3.0%
ACE Ltd. (d)	1,411,955	145,121
AFLAC, Inc.	1,930,763	128,145
Allstate Corp.	1,923,934	104,412
American International Group, Inc.	6,128,859	304,911
Aon PLC	1,276,380	104,204
Assurant, Inc.	311,218	20,210
Cincinnati Financial Corp. (d)	611,500	32,049
Genworth Financial, Inc. Class A (a)	2,049,649	30,970
Hartford Financial Services Group, Inc.	1,889,004	67,305
Lincoln National Corp.	1,098,005	56,361
Loews Corp.	1,270,233	60,146
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Marsh & McLennan Companies, Inc.	2,281,635	$ 108,264
MetLife, Inc.	4,648,793	242,621
Principal Financial Group, Inc.	1,136,411	57,536
Progressive Corp. (d)	2,296,132	64,131
Prudential Financial, Inc.	1,930,380	171,341
The Chubb Corp.	1,060,734	102,308
The Travelers Companies, Inc.	1,550,402	140,683
Torchmark Corp. (d)	380,193	28,895
Unum Group	1,094,285	36,735
XL Group PLC Class A	1,188,072	38,006
		2,044,354
Real Estate Investment Trusts - 1.8%
American Tower Corp.	1,639,774	127,525
Apartment Investment & Management Co. Class A	605,712	15,209
AvalonBay Communities, Inc.	504,966	59,869
Boston Properties, Inc.	632,621	62,939
Equity Residential (SBI) (d)	1,391,167	71,701
HCP, Inc. (d)	1,889,274	69,469
Health Care REIT, Inc.	1,190,359	66,648
Host Hotels & Resorts, Inc. (d)	3,113,646	57,322
Kimco Realty Corp.	1,700,557	35,065
Plum Creek Timber Co., Inc. (d)	726,865	31,793
Prologis, Inc.	2,069,891	78,511
Public Storage	599,813	91,591
Simon Property Group, Inc.	1,288,307	193,053
The Macerich Co. (d)	583,424	33,220
Ventas, Inc.	1,217,294	69,179
Vornado Realty Trust (d)	721,927	63,479
Weyerhaeuser Co.	2,424,446	73,049
		1,199,622
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	1,151,042	27,901
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	1,973,449	18,432
People's United Financial, Inc. (d)	1,333,042	20,182
		38,614
TOTAL FINANCIALS		10,856,247
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 13.0%
Biotechnology - 2.4%
Alexion Pharmaceuticals, Inc. (a)	811,831	$ 101,073
Amgen, Inc.	3,127,449	356,779
Biogen Idec, Inc. (a)	986,661	287,089
Celgene Corp. (a)	1,707,353	276,198
Gilead Sciences, Inc. (a)(d)	6,354,174	475,356
Regeneron Pharmaceuticals, Inc. (a)(d)	323,854	95,168
Vertex Pharmaceuticals, Inc. (a)	966,485	67,093
		1,658,756
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	6,451,726	246,391
Baxter International, Inc.	2,253,302	154,239
Becton, Dickinson & Co. (d)	806,243	87,550
Boston Scientific Corp. (a)	5,574,748	64,556
C.R. Bard, Inc.	328,592	45,635
CareFusion Corp. (a)	889,955	35,465
Covidien PLC (d)	1,909,616	130,350
DENTSPLY International, Inc.	590,688	28,093
Edwards Lifesciences Corp. (a)(d)	466,085	30,543
Intuitive Surgical, Inc. (a)(d)	164,850	62,132
Medtronic, Inc.	4,140,845	237,353
St. Jude Medical, Inc.	1,192,236	69,650
Stryker Corp.	1,224,413	91,121
Varian Medical Systems, Inc. (a)(d)	446,910	34,881
Zimmer Holdings, Inc.	703,858	64,340
		1,382,299
Health Care Providers & Services - 2.1%
Aetna, Inc.	1,544,720	106,478
AmerisourceBergen Corp.	958,964	67,636
Cardinal Health, Inc.	1,409,223	91,036
Cigna Corp.	1,174,166	102,681
DaVita, Inc. (a)	732,540	43,623
Express Scripts Holding Co. (a)	3,380,025	227,645
Humana, Inc.	649,533	67,545
Laboratory Corp. of America Holdings (a)(d)	374,037	38,096
McKesson Corp.	949,100	157,446
Patterson Companies, Inc. (d)	345,286	14,326
Quest Diagnostics, Inc. (d)	630,533	38,425
Tenet Healthcare Corp. (a)(d)	421,811	18,201
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.	4,220,684	$ 314,357
WellPoint, Inc.	1,241,090	115,272
		1,402,767
Health Care Technology - 0.1%
Cerner Corp. (a)(d)	1,224,953	70,398
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	1,373,236	73,564
Life Technologies Corp. (a)	716,782	54,260
PerkinElmer, Inc.	465,039	17,690
Thermo Fisher Scientific, Inc.	1,496,630	150,935
Waters Corp. (a)(d)	353,771	35,211
		331,660
Pharmaceuticals - 5.9%
AbbVie, Inc.	6,581,680	318,882
Actavis PLC (a)	719,608	117,346
Allergan, Inc.	1,232,181	119,583
Bristol-Myers Squibb Co.	6,834,477	351,155
Eli Lilly & Co.	4,115,827	206,697
Forest Laboratories, Inc. (a)	980,655	50,317
Hospira, Inc. (a)(d)	687,668	27,032
Johnson & Johnson	11,698,829	1,107,411
Merck & Co., Inc.	12,148,429	605,356
Mylan, Inc. (a)(d)	1,585,038	69,948
Perrigo Co.	390,689	60,905
Pfizer, Inc.	27,483,223	872,043
Zoetis, Inc. Class A	2,075,678	64,657
		3,971,332
TOTAL HEALTH CARE		8,817,212
INDUSTRIALS - 10.7%
Aerospace & Defense - 2.7%
General Dynamics Corp.	1,379,805	126,473
Honeywell International, Inc.	3,258,163	288,380
L-3 Communications Holdings, Inc.	371,899	38,477
Lockheed Martin Corp.	1,119,152	158,550
Northrop Grumman Corp.	955,497	107,665
Precision Castparts Corp.	604,168	156,147
Raytheon Co.	1,338,775	118,723
Rockwell Collins, Inc. (d)	560,470	40,763
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Textron, Inc.	1,164,476	$ 38,696
The Boeing Co.	2,881,408	386,829
United Technologies Corp.	3,504,194	388,475
		1,849,178
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc. (d)	661,714	38,796
Expeditors International of Washington, Inc.	856,848	37,221
FedEx Corp.	1,233,575	171,097
United Parcel Service, Inc. Class B	2,999,241	307,062
		554,176
Airlines - 0.2%
Delta Air Lines, Inc.	3,561,660	103,217
Southwest Airlines Co.	2,931,746	54,501
		157,718
Building Products - 0.0%
Masco Corp.	1,481,785	33,222
Commercial Services & Supplies - 0.5%
ADT Corp. (d)	830,246	33,675
Cintas Corp. (d)	426,546	23,673
Iron Mountain, Inc. (d)	706,095	19,855
Pitney Bowes, Inc. (d)	837,798	19,412
Republic Services, Inc.	1,127,164	39,349
Stericycle, Inc. (a)(d)	356,564	41,889
Tyco International Ltd.	1,919,147	73,196
Waste Management, Inc.	1,809,832	82,673
		333,722
Construction & Engineering - 0.2%
Fluor Corp.	676,808	52,662
Jacobs Engineering Group, Inc. (a)	545,763	32,620
Quanta Services, Inc. (a)(d)	887,310	26,273
		111,555
Electrical Equipment - 0.8%
AMETEK, Inc.	1,013,861	49,902
Eaton Corp. PLC (d)	1,967,328	142,946
Emerson Electric Co.	2,966,273	198,711
Rockwell Automation, Inc.	575,664	65,384
Roper Industries, Inc. (d)	411,744	53,403
		510,346
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 2.5%
3M Co.	2,695,453	$ 359,870
Danaher Corp.	2,483,297	185,751
General Electric Co.	42,276,501	1,127,092
		1,672,713
Machinery - 1.7%
Caterpillar, Inc. (d)	2,641,155	223,442
Cummins, Inc.	722,847	95,676
Deere & Co. (d)	1,589,330	133,885
Dover Corp.	708,521	64,291
Flowserve Corp.	583,731	41,667
Illinois Tool Works, Inc.	1,710,565	136,127
Ingersoll-Rand PLC	1,123,589	80,247
Joy Global, Inc.	441,198	24,954
PACCAR, Inc.	1,469,468	84,215
Pall Corp. (d)	464,267	38,859
Parker Hannifin Corp.	619,295	72,978
Pentair Ltd. (d)	826,742	58,467
Snap-On, Inc.	241,480	25,633
Stanley Black & Decker, Inc.	664,541	54,087
Xylem, Inc.	769,197	26,583
		1,161,111
Professional Services - 0.2%
Dun & Bradstreet Corp. (d)	161,061	18,820
Equifax, Inc.	503,493	33,900
Nielsen Holdings B.V.	1,049,465	45,295
Robert Half International, Inc.	576,395	22,266
		120,281
Road & Rail - 0.9%
CSX Corp.	4,229,555	115,340
Kansas City Southern (d)	457,562	55,374
Norfolk Southern Corp.	1,295,028	113,561
Ryder System, Inc.	217,228	15,171
Union Pacific Corp.	1,925,582	312,021
		611,467
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.2%
Fastenal Co. (d)	1,133,812	$ 52,756
W.W. Grainger, Inc.	256,771	66,226
		118,982
TOTAL INDUSTRIALS		7,234,471
INFORMATION TECHNOLOGY - 17.6%
Communications Equipment - 1.7%
Cisco Systems, Inc.	22,257,703	472,976
F5 Networks, Inc. (a)(d)	325,068	26,740
Harris Corp.	443,929	28,638
JDS Uniphase Corp. (a)	986,088	11,971
Juniper Networks, Inc. (a)	2,104,069	42,649
Motorola Solutions, Inc.	982,256	64,711
QUALCOMM, Inc.	7,121,344	523,988
		1,171,673
Computers & Peripherals - 4.1%
Apple, Inc.	3,771,494	2,097,227
EMC Corp.	8,638,366	206,025
Hewlett-Packard Co.	7,978,176	218,203
NetApp, Inc. (d)	1,411,851	58,239
SanDisk Corp.	937,755	63,908
Seagate Technology (d)	1,345,525	65,985
Western Digital Corp.	875,631	65,707
		2,775,294
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	660,722	56,161
Corning, Inc.	6,062,658	103,550
FLIR Systems, Inc.	589,804	17,499
Jabil Circuit, Inc.	765,584	15,518
Molex, Inc.	569,541	22,007
TE Connectivity Ltd.	1,716,740	90,507
		305,242
Internet Software & Services - 2.5%
Akamai Technologies, Inc. (a)(d)	739,601	33,075
eBay, Inc. (a)	4,836,657	244,348
Google, Inc. Class A (a)	1,161,291	1,230,492
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
VeriSign, Inc. (a)(d)	560,293	$ 31,858
Yahoo!, Inc. (a)	3,939,216	145,672
		1,685,445
IT Services - 3.4%
Accenture PLC Class A (d)	2,676,998	207,387
Automatic Data Processing, Inc.	2,004,370	160,390
Cognizant Technology Solutions Corp. Class A (a)	1,251,090	117,465
Computer Sciences Corp.	613,106	32,262
Fidelity National Information Services, Inc.	1,212,640	61,457
Fiserv, Inc. (a)	540,050	59,346
IBM Corp.	4,274,653	768,070
MasterCard, Inc. Class A	430,648	327,641
Paychex, Inc. (d)	1,350,534	59,059
Teradata Corp. (a)(d)	677,086	30,902
The Western Union Co. (d)	2,291,283	38,196
Total System Services, Inc. (d)	691,977	21,486
Visa, Inc. Class A (d)	2,142,917	435,998
		2,319,659
Office Electronics - 0.1%
Xerox Corp.	4,809,682	54,734
Semiconductors & Semiconductor Equipment - 2.0%
Altera Corp.	1,326,242	42,771
Analog Devices, Inc.	1,289,798	62,194
Applied Materials, Inc. (d)	4,993,359	86,385
Broadcom Corp. Class A	2,283,453	60,945
First Solar, Inc. (a)(d)	287,811	17,217
Intel Corp. (d)	20,682,056	493,060
KLA-Tencor Corp.	688,013	43,943
Lam Research Corp. (a)	677,294	35,294
Linear Technology Corp. (d)	968,079	41,192
LSI Corp.	2,271,104	18,328
Microchip Technology, Inc. (d)	819,083	35,458
Micron Technology, Inc. (a)(d)	4,311,080	90,964
NVIDIA Corp.	2,401,967	37,471
Teradyne, Inc. (a)(d)	794,814	13,536
Texas Instruments, Inc.	4,571,361	196,569
Xilinx, Inc. (d)	1,105,498	49,117
		1,324,444
Software - 3.4%
Adobe Systems, Inc. (a)	1,939,109	110,103
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Autodesk, Inc. (a)	925,753	$ 41,890
CA Technologies, Inc.	1,361,865	44,942
Citrix Systems, Inc. (a)(d)	777,889	46,144
Electronic Arts, Inc. (a)(d)	1,272,880	28,232
Intuit, Inc. (d)	1,232,642	91,499
Microsoft Corp.	31,468,358	1,199,888
Oracle Corp.	14,802,579	522,383
Red Hat, Inc. (a)	785,868	36,818
salesforce.com, Inc. (a)(d)	2,276,272	118,571
Symantec Corp.	2,900,229	65,226
		2,305,696
TOTAL INFORMATION TECHNOLOGY		11,942,187
MATERIALS - 3.4%
Chemicals - 2.5%
Air Products & Chemicals, Inc. (d)	870,315	94,716
Airgas, Inc.	274,624	29,832
CF Industries Holdings, Inc.	237,802	51,693
E.I. du Pont de Nemours & Co.	3,833,503	235,300
Eastman Chemical Co.	640,301	49,322
Ecolab, Inc.	1,125,989	120,672
FMC Corp.	566,083	41,245
International Flavors & Fragrances, Inc.	339,316	29,979
LyondellBasell Industries NV Class A	1,859,956	143,551
Monsanto Co.	2,213,125	250,813
PPG Industries, Inc.	593,262	109,196
Praxair, Inc.	1,224,002	154,542
Sherwin-Williams Co.	362,332	66,318
Sigma Aldrich Corp.	499,155	43,047
The Dow Chemical Co.	5,024,030	196,239
The Mosaic Co.	1,414,188	67,740
		1,684,205
Construction Materials - 0.1%
Vulcan Materials Co.	539,522	30,413
Containers & Packaging - 0.2%
Avery Dennison Corp.	407,173	19,911
Ball Corp.	602,350	30,105
Bemis Co., Inc.	427,266	16,676
MeadWestvaco Corp.	737,044	25,878
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - continued
Owens-Illinois, Inc. (a)	682,313	$ 22,516
Sealed Air Corp.	813,222	26,113
		141,199
Metals & Mining - 0.5%
Alcoa, Inc. (d)	4,440,088	42,669
Allegheny Technologies, Inc. (d)	448,160	14,888
Cliffs Natural Resources, Inc. (d)	635,680	15,898
Freeport-McMoRan Copper & Gold, Inc.	4,308,609	149,466
Newmont Mining Corp.	2,065,981	51,298
Nucor Corp.	1,320,907	67,446
United States Steel Corp. (d)	600,522	16,100
		357,765
Paper & Forest Products - 0.1%
International Paper Co.	1,851,335	86,365
TOTAL MATERIALS		2,299,947
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.2%
AT&T, Inc. (d)	22,047,852	776,305
CenturyLink, Inc. (d)	2,493,620	76,554
Frontier Communications Corp. (d)	4,150,206	19,423
Verizon Communications, Inc. (d)	11,879,712	589,471
Windstream Holdings, Inc. (d)	2,460,973	19,860
		1,481,613
Wireless Telecommunication Services - 0.2%
Crown Castle International Corp. (a)	1,366,481	101,434
TOTAL TELECOMMUNICATION SERVICES		1,583,047
UTILITIES - 2.9%
Electric Utilities - 1.6%
American Electric Power Co., Inc.	2,020,768	95,097
Duke Energy Corp.	2,930,475	205,016
Edison International	1,352,558	62,502
Entergy Corp. (d)	740,112	45,806
Exelon Corp.	3,555,898	95,689
FirstEnergy Corp.	1,736,163	56,651
NextEra Energy, Inc.	1,762,923	149,126
Northeast Utilities	1,306,648	53,677
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Pepco Holdings, Inc. (d)	1,034,144	$ 19,731
Pinnacle West Capital Corp.	456,637	24,366
PPL Corp.	2,622,411	80,534
Southern Co.	3,627,883	147,401
Xcel Energy, Inc. (d)	2,065,594	57,878
		1,093,474
Gas Utilities - 0.1%
AGL Resources, Inc.	492,318	22,912
ONEOK, Inc. (d)	856,013	49,709
		72,621
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc. (d)	1,340,589	35,472
The AES Corp.	2,555,200	37,229
		72,701
Multi-Utilities - 1.1%
Ameren Corp.	1,007,265	36,110
CenterPoint Energy, Inc.	1,779,359	41,690
CMS Energy Corp. (d)	1,103,713	29,293
Consolidated Edison, Inc.	1,215,820	67,125
Dominion Resources, Inc.	2,403,719	156,025
DTE Energy Co.	726,321	48,475
Integrys Energy Group, Inc.	330,406	17,756
NiSource, Inc.	1,297,635	41,031
PG&E Corp.	1,848,649	74,630
Public Service Enterprise Group, Inc.	2,099,993	68,649
SCANA Corp.	581,127	27,412
Sempra Energy	942,983	83,397
TECO Energy, Inc. (d)	848,002	14,450
Wisconsin Energy Corp. (d)	945,127	39,478
		745,521
TOTAL UTILITIES		1,984,317
TOTAL COMMON STOCKS (Cost $39,152,566)		66,699,133
U.S. Treasury Obligations - 0.1%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills, yield at date of purchase 0.07% to 0.09% 2/6/14 to 7/24/14 (e) (Cost $52,976)	$ 53,000	$ 52,975
Money Market Funds - 5.3%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	864,825,558	864,826
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	2,720,108,854	2,720,109
TOTAL MONEY MARKET FUNDS (Cost $3,584,935)		3,584,935
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $42,790,477)		70,337,043
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(2,561,746)
NET ASSETS - 100%		$ 67,775,297
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
985 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2013	$ 88,852	$ 5,469
2,177 CME S&P 500 Index Contracts (United States)	Dec. 2013	981,881	28,012
TOTAL EQUITY INDEX CONTRACTS		$ 1,070,733	$ 33,481

The face value of futures purchased as a percentage of net assets is 1.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $50,536,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 672
Fidelity Securities Lending Cash Central Fund	3,688
Total	$ 4,360
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 8,408,311	$ 8,408,311	$ -	$ -
Consumer Staples	6,711,260	6,711,260	-	-
Energy	6,862,134	6,862,134	-	-
Financials	10,856,247	10,856,247	-	-
Health Care	8,817,212	8,817,212	-	-
Industrials	7,234,471	7,234,471	-	-
Information Technology	11,942,187	11,942,187	-	-
Materials	2,299,947	2,299,947	-	-
Telecommunication Services	1,583,047	1,583,047	-	-
Utilities	1,984,317	1,984,317	-	-
U.S. Government and Government Agency Obligations	52,975	-	52,975	-
Money Market Funds	3,584,935	3,584,935	-	-
Total Investments in Securities:	$ 70,337,043	$ 70,284,068	$ 52,975	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 33,481	$ 33,481	$ -	$ -
Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $42,877,447,000. Net unrealized appreciation aggregated $27,459,596,000, of which $30,445,860,000 related to appreciated investment securities and $2,986,264,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 29, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 29, 2014